Schedule of Investments (unaudited)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2025-1, 3.96%, 03/15/30	$5,500	$5,507,020
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,331,496
4.65%, 07/15/29	5,560	5,632,619
4.56%, 12/17/29	5,000	5,076,946
4.51%, 04/15/32	5,000	5,118,521
4.28%, 04/15/30	1,000	1,011,435
BA Credit Card Trust, 4.98%, 11/15/28	29,311	29,611,408
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	2,005,004
BMW Vehicle Lease Trust
4.43%, 06/26/28	5,000	5,035,705
4.49%, 10/25/28	2,000	2,021,697
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,833,862
4.66%, 12/27/32	1,250	1,273,288
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	15,035,018
4.65%, 10/15/37	7,780	7,864,878
Class A2, 1.39%, 07/15/30	11,000	10,341,672
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,233,240
Carmax Auto Owner Trust, 4.35%, 07/15/30	12,000	12,090,188
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,342,251
6.00%, 07/17/28	4,856	4,913,151
4.64%, 04/15/30	2,560	2,595,652
4.84%, 01/15/30	2,260	2,288,247
4.48%, 03/15/30	2,400	2,422,147
4.96%, 11/15/30	1,000	1,020,653
4.94%, 08/15/29	1,000	1,015,655
4.47%, 01/15/31	1,500	1,521,395
CarMax Select Receivables Trust, 4.83%, 06/16/31	500	502,832
Carvana Auto Receivables Trust
4.26%, 10/10/29	2,330	2,329,938
4.55%, 08/12/30	1,000	1,006,605
4.24%, 08/11/31	2,000	2,005,718
4.48%, 10/10/31	1,500	1,505,313
4.04%, 11/11/30	1,500	1,499,484
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,984,991
4.60%, 01/15/29	14,830	14,952,937
4.63%, 01/15/31	10,035	10,284,811
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	2,005,808
6.15%, 06/15/39	3,000	3,360,138
4.30%, 06/21/30	4,000	4,046,891
4.49%, 06/21/32	4,250	4,351,415
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,440,166
4.03%, 01/15/30	10,000	10,019,415
5.23%, 11/17/31	2,000	2,061,596
4.30%, 10/15/30	2,500	2,522,149
Drive Auto Receivables Trust
4.52%, 07/16/29	500	501,465
4.67%, 05/17/32	890	892,119
4.94%, 05/17/32	2,000	2,009,198
5.41%, 09/15/32	2,800	2,837,796
Security	Par (000)	Value
Exeter Automobile Receivables Trust
5.82%, 02/15/28	$1,072	$1,073,003
5.61%, 04/17/28	1,004	1,005,503
5.92%, 02/15/30	5,000	5,085,465
5.06%, 02/18/31	1,900	1,908,271
5.57%, 10/15/31	1,500	1,530,795
4.39%, 09/17/29	780	782,628
4.57%, 06/16/31	2,800	2,801,308
4.24%, 11/15/29	500	500,666
4.68%, 03/15/32	700	703,046
5.16%, 03/15/32	1,750	1,759,978
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,103,977
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,668,013
4.23%, 12/15/28	5,000	5,026,146
4.30%, 08/15/29	1,250	1,257,255
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	6,014,548
4.88%, 09/15/30	2,000	2,037,425
4.45%, 10/15/29	4,250	4,292,665
5.26%, 11/15/29	1,480	1,510,808
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	2,004,625
4.63%, 04/15/30	5,100	5,174,241
4.06%, 09/15/30	3,750	3,761,629
GM Financial Automobile Leasing Trust
4.66%, 02/21/28	3,200	3,222,903
4.17%, 08/21/28	1,000	1,003,915
4.41%, 08/20/29	1,000	1,003,339
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,518,972
5.71%, 02/16/29	9,710	9,959,291
4.40%, 08/16/29	2,500	2,513,527
4.44%, 04/16/30	1,000	1,010,884
4.62%, 12/17/29	2,500	2,522,238
4.73%, 08/16/30	1,780	1,811,581
4.28%, 04/16/30	3,034	3,057,222
4.18%, 08/16/30	5,000	5,036,982
4.30%, 09/16/31	1,500	1,516,393
3.84%, 02/18/31	2,350	2,349,778
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,022,393
Honda Auto Receivables Owner Trust
4.57%, 03/21/29	7,300	7,347,859
4.15%, 10/15/29	2,600	2,612,290
4.04%, 02/21/30	1,750	1,757,913
3.98%, 06/17/30	2,500	2,508,767
4.05%, 02/17/32	1,250	1,255,505
Hyundai Auto Receivables Trust
4.84%, 03/15/29	4,625	4,668,435
4.32%, 10/15/29	5,300	5,334,183
4.40%, 04/15/31	1,100	1,114,156
4.36%, 12/17/29	3,300	3,330,635
4.44%, 06/17/30	1,300	1,320,113
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,316,078
4.91%, 02/18/31	1,850	1,883,447
4.06%, 06/15/29	2,140	2,144,722
4.23%, 09/17/29	3,900	3,926,844

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	$3,100	$3,151,329
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,095,908
Nissan Auto Lease Trust
5.21%, 12/15/28	2,000	2,025,893
4.75%, 03/15/28	5,000	5,056,831
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,047,213
4.35%, 09/15/31	1,000	1,008,518
4.57%, 11/15/30	500	509,211
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	15,840	15,939,016
5.23%, 12/15/28	6,440	6,469,604
5.25%, 04/17/28	1,515	1,516,703
5.45%, 03/15/30	1,670	1,689,893
5.64%, 08/15/30	3,500	3,564,053
5.14%, 02/17/32	4,100	4,130,752
4.87%, 05/15/31	1,000	1,010,102
5.43%, 03/17/31	500	507,759
4.67%, 08/15/29	3,150	3,165,301
4.49%, 09/15/31	2,000	2,011,079
4.68%, 09/15/31	1,500	1,511,196
4.17%, 04/15/30	3,300	3,305,168
4.27%, 01/15/32	3,000	3,005,766
Synchrony Card Funding LLC
5.04%, 03/15/30	9,330	9,458,789
4.49%, 05/15/31	7,000	7,088,277
Synchrony Card Issuance Trust, 4.06%, 11/17/31	1,380	1,384,626
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,647,379
4.34%, 11/15/29	600	604,942
4.49%, 06/17/30	600	609,843
4.76%, 05/15/30	1,000	1,020,325
4.42%, 08/15/28	1,365	1,371,407
4.11%, 03/15/30	3,270	3,289,506
4.19%, 01/15/31	2,500	2,522,307
3.84%, 06/17/30	2,500	2,501,017
Verizon Master Trust
4.17%, 08/20/30	6,300	6,333,763
4.62%, 11/20/30	7,700	7,805,706
3.96%, 08/20/31	1,800	1,804,250
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,338,768
Volkswagen Auto Lease Trust
4.50%, 06/20/28	2,750	2,774,655
4.56%, 03/20/30	1,250	1,264,193
4.01%, 01/22/29	4,700	4,709,037
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,070,239
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,029,706
4.86%, 11/15/30	2,000	2,039,802
4.34%, 09/16/30	2,300	2,318,023
4.08%, 11/15/30	3,200	3,213,503
Total Asset-Backed Securities — 0.4% (Cost: $524,769,815)		528,257,651
Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	$7,260	$6,477,605
2.46%, 06/15/64	2,000	1,733,815
3.30%, 09/15/64(a)	1,000	833,232
3.46%, 01/15/63(a)	1,400	1,226,207
3.50%, 03/15/64(a)	1,000	891,068
4.47%, 05/15/61(a)	1,000	988,641
4.48%, 03/15/61(a)	500	482,852
4.71%, 08/15/61(a)	292	277,824
4.79%, 02/15/52(a)	1,000	911,633
5.62%, 03/15/58(a)	3,175	3,388,230
5.72%, 06/15/57	4,450	4,768,410
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,360,811
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,521,341
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	982,594
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	14,506,043
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,071,747
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,297,770
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,087,741
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	889,017
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	8,041,069
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	1,250	1,220,491
Bank5
5.28%, 08/15/63	2,250	2,335,116
5.45%, 07/15/58	1,000	1,043,610
5.61%, 08/15/57	7,675	8,007,119
5.64%, 10/15/57	2,000	2,063,954
5.65%, 04/15/58	6,000	6,301,094
5.77%, 06/15/57	9,520	9,960,958
5.78%, 04/15/56	541	554,221
5.79%, 06/15/57	2,000	2,084,950
5.88%, 08/15/57	4,000	4,201,965
5.89%, 11/15/57	5,000	5,274,089
6.23%, 05/15/57	3,000	3,170,940
6.42%, 08/15/57(a)	650	665,805
6.49%, 06/15/57(a)	2,950	3,118,955
6.50%, 12/15/56	1,731	1,824,679
7.20%, 05/15/57(a)	2,580	2,734,452
7.20%, 05/15/57(a)	1,000	1,029,843
7.38%, 07/15/56(a)	1,949	2,063,542
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,145,415
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,349,968
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	958,058
BBCMS Mortgage Trust
1.62%, 10/15/53	961	916,456
2.69%, 11/15/54	3,000	2,704,104
3.19%, 02/15/54(a)	500	416,015
4.05%, 12/15/51	4,000	3,971,204

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.44%, 09/15/55	$2,000	$1,985,086
4.60%, 06/15/55(a)	5,390	5,392,932
5.02%, 09/15/58	5,700	5,858,004
5.12%, 09/15/57	2,500	2,566,702
5.14%, 12/15/57	5,400	5,550,038
5.40%, 09/15/57	2,500	2,625,942
5.45%, 09/15/55(a)	500	461,474
5.45%, 04/15/56	1,000	1,045,766
5.48%, 11/15/58	1,800	1,861,242
5.52%, 08/15/58	1,000	1,048,052
5.53%, 11/15/57	1,500	1,593,211
5.55%, 07/15/57	996	1,028,665
5.59%, 07/15/58(a)	3,500	3,730,484
5.63%, 09/15/57	5,100	5,262,270
5.71%, 12/15/55(a)	3,160	3,371,970
5.72%, 02/15/57	1,386	1,415,514
5.72%, 02/15/62	5,131	5,506,834
5.83%, 11/15/57(a)	1,000	1,044,720
5.84%, 09/15/57(a)	3,000	3,168,971
5.84%, 03/15/58	500	528,546
5.84%, 08/15/58(a)	1,000	1,046,246
5.87%, 02/15/57	1,000	1,059,668
5.89%, 09/15/57	1,250	1,316,345
5.94%, 05/15/57(a)	2,210	2,302,688
5.95%, 03/15/57	3,000	3,144,873
5.97%, 07/15/56(a)	500	531,694
5.98%, 03/15/58(a)	750	760,660
6.00%, 09/15/56(a)	10,000	10,851,776
6.12%, 07/15/58(a)	1,500	1,585,501
6.13%, 11/15/57	900	947,763
6.15%, 03/15/57(a)	2,800	2,893,795
6.36%, 03/15/57(a)	1,000	1,049,385
6.37%, 12/15/55(a)	1,500	1,503,527
6.51%, 09/15/56(a)	1,000	1,080,595
6.51%, 09/15/56(a)	2,000	2,130,936
6.64%, 03/15/57(a)	1,660	1,710,656
6.80%, 11/15/56(a)	3,970	4,428,768
7.03%, 05/15/58(a)	500	528,331
7.70%, 12/15/56(a)	1,000	1,072,499
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,253,200
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,518,351
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,334,466
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,560,217
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,344,199
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,549,592
BBCMS Trust
2.27%, 07/15/54	2,500	2,371,344
Series 2021-C10, Class A5, 2.49%, 07/15/54	18,494	16,963,088
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,442,587
2.14%, 09/15/54	5,000	4,404,987
2.64%, 11/15/54(a)	1,000	804,006
3.18%, 02/15/53(a)	1,000	876,143
3.46%, 03/15/55	1,500	1,405,685
3.73%, 03/15/55(a)	350	297,402
5.18%, 04/15/57	500	515,408
5.18%, 10/15/58	1,600	1,655,445
5.33%, 02/15/58	6,000	6,111,679
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.36%, 05/15/55	$2,000	$2,039,237
5.44%, 08/15/58(a)	1,500	1,564,500
5.60%, 08/15/57	3,700	3,856,090
5.66%, 04/15/57	2,000	2,099,681
5.77%, 05/15/56	1,000	1,041,257
5.80%, 06/15/58	2,000	2,114,618
5.86%, 08/15/58(a)	1,000	1,045,862
5.91%, 11/15/57(a)	2,000	2,108,789
6.03%, 12/15/57(a)	1,545	1,615,160
6.06%, 01/10/57(a)	1,610	1,650,038
6.06%, 08/15/57(a)	1,500	1,566,724
6.09%, 04/15/57(a)	1,000	1,050,209
6.38%, 03/15/57	4,460	4,672,221
6.79%, 03/15/57	1,500	1,575,457
6.86%, 07/15/57(a)	1,000	1,062,042
7.08%, 05/15/56(a)	500	529,095
7.18%, 07/15/57(a)	2,000	2,132,328
7.18%, 07/15/57(a)	1,500	1,573,422
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,212,682
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,514,192
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,971,702
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,130,426
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,132,257
Series 2018-B7, Class B, 4.96%, 05/15/53(a)	1,100	1,040,331
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,810,330
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,993,703
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,399,538
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,092,285
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,264,465
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,670,914
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,986,752
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	409,025
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,207,140
BMARK, 7.71%, 11/15/56(a)	1,097	1,168,359
BMO Mortgage Trust
4.70%, 10/15/58	1,000	1,011,995
4.97%, 07/15/54(a)	1,956	1,966,496
5.15%, 12/15/57	1,000	1,027,411
5.18%, 10/15/58	1,500	1,549,945
5.31%, 09/15/54	1,200	1,241,072
5.32%, 09/15/57	500	516,000
5.57%, 06/15/58	1,000	1,057,961
5.63%, 12/15/57(a)	1,100	1,149,175
5.69%, 02/15/58	7,750	8,264,474
5.74%, 02/15/57	1,000	1,038,686
5.74%, 12/15/57(a)	900	886,850
5.75%, 09/15/57(a)	2,000	2,052,467
5.78%, 04/15/58(a)	950	998,280
5.86%, 02/15/57	3,730	3,911,126
5.87%, 06/15/58(a)	1,500	1,619,160

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.88%, 09/15/57(a)	$500	$500,239
5.89%, 11/15/57(a)	3,500	3,638,234
5.91%, 03/15/57(a)	4,000	4,223,760
5.96%, 09/15/56(a)	30,000	32,104,339
6.01%, 07/15/58	568	580,165
6.09%, 09/15/57(a)	750	774,995
6.14%, 03/15/57(a)	2,330	2,445,269
6.16%, 10/15/58(a)	1,000	1,038,271
6.23%, 03/15/57(a)	1,500	1,531,218
6.26%, 04/15/58(a)	1,000	1,011,732
6.29%, 02/15/57(a)	4,810	5,038,946
6.36%, 02/15/57(a)	260	273,970
6.41%, 11/15/57(a)	3,500	3,646,080
6.49%, 05/15/58(a)	500	509,550
6.60%, 07/15/57(a)	500	511,106
6.67%, 12/15/56(a)	1,500	1,639,765
7.09%, 02/15/57(a)	687	700,568
7.49%, 11/15/56(a)	11,200	11,977,499
CD Mortgage Trust
3.19%, 11/13/50	1,000	982,561
3.71%, 11/13/50(a)	500	489,946
3.91%, 11/13/50(a)	995	946,789
4.66%, 08/15/51(a)	1,188	1,146,306
CGMS Commercial Mortgage Trust, 4.24%, 08/15/50(a)	1,000	958,985
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,868,952
3.74%, 03/10/51	1,932	1,912,771
4.05%, 12/15/72(a)	1,500	1,368,034
Series 2017-P7, Class A4, 3.71%, 04/14/50	8,900	8,813,859
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,966,176
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,918,659
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,540,703
Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,032,465
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	2,382	2,375,322
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	473,638
4.04%, 12/15/52(a)	620	577,686
4.45%, 04/15/51(a)	1,800	1,747,679
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	978,873
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	22,000	21,891,217
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,542,624
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,835,199
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	5,500	5,341,721
Federal Home Loan Mortgage Corp.
4.33%, 06/25/30(a)	18,500	18,769,999
4.40%, 06/25/35(a)	3,000	3,006,422
4.53%, 10/25/35(a)	2,000	2,021,911
4.58%, 10/25/34(a)	10,000	10,189,941
4.58%, 08/25/35(a)	2,700	2,742,658
4.60%, 09/25/35(a)	5,000	5,084,309
4.94%, 11/25/30(a)	4,000	4,153,908
5.00%, 02/25/35(a)	1,000	1,049,039
5.15%, 12/25/33(a)	1,875	1,986,435
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	$10,000	$9,550,337
2.36%, 10/25/36	2,500	2,048,738
3.00%, 09/25/29	20,868	20,295,738
3.53%, 08/25/32	5,000	4,824,969
3.53%, 09/25/32	1,000	960,629
3.78%, 01/25/32	3,121	3,113,459
3.78%, 11/25/32(a)	17,795	17,410,676
3.80%, 03/25/32	1,917	1,906,216
3.82%, 12/25/32(a)	21,500	21,048,116
4.05%, 07/25/33	35,000	34,639,258
4.20%, 05/25/33	29,998	29,984,094
4.25%, 04/25/33	40,000	40,120,705
4.27%, 07/25/30(a)	13,200	13,358,635
4.28%, 07/25/30	10,500	10,634,141
4.29%, 07/25/30(a)	6,500	6,586,411
4.35%, 02/25/30(a)	14,300	14,511,712
4.35%, 01/25/33(a)	13,140	13,268,263
4.46%, 08/25/31	5,000	5,098,689
4.50%, 07/25/33(a)	5,000	5,090,836
4.51%, 07/25/29	5,700	5,811,270
4.51%, 02/25/30(a)	2,460	2,511,428
4.57%, 12/25/28	3,253	3,311,344
4.74%, 08/25/28(a)	15,000	15,307,830
4.76%, 10/25/34	5,000	5,161,531
4.80%, 09/25/28(a)	3,920	4,007,652
4.85%, 09/25/28	5,000	5,119,304
5.20%, 02/25/31	5,560	5,860,313
5.36%, 01/25/29(a)	14,300	14,883,482
5.40%, 01/25/29	15,000	15,628,532
5.40%, 01/25/29	8,000	8,325,273
Federal National Mortgage Association, 2.68%, 06/25/32(a)	1,048	957,943
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,918,342
1.87%, 10/25/31(a)	3,000	2,660,488
1.99%, 01/25/32(a)	1,590	1,414,427
2.40%, 11/25/31	5,000	4,576,799
4.19%, 07/25/28(a)	19,093	19,226,281
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,512	1,491,669
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,826,496
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	487,104
Freddie Mac Multifamily Structured Pass Through Certificates
4.66%, 12/25/34(a)	1,000	1,024,437
5.07%, 10/25/28(a)	1,525	1,570,356
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,543,399
2.91%, 02/13/53	1,000	946,349
3.57%, 05/12/53(a)	1,840	1,647,251
3.70%, 02/10/52	1,000	983,349
4.38%, 07/10/51(a)	2,433	2,348,767
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,795,291
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,965,138
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,976,772

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-GC38, Class A4, 3.97%, 02/10/52	$2,500	$2,474,790
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,941,641
4.03%, 03/10/52	3,500	3,374,334
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	419,260
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	386,500
5.63%, 08/15/58	255	271,756
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,456,827
Morgan Stanley Capital I, 4.46%, 12/15/50(a)	796	760,139
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,560,720
2.70%, 07/15/53	200	170,329
2.73%, 05/15/54	1,275	1,165,187
2.75%, 06/15/54(a)	2,000	1,766,562
2.88%, 02/15/53	1,264	1,154,468
3.55%, 06/15/54(a)	1,000	833,640
3.77%, 11/15/52(a)	500	455,410
3.77%, 11/15/52(a)	1,000	884,308
5.02%, 07/15/51(a)	1,000	939,514
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,868,110
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,607,126
Series 2018-H3, Class A4, 3.91%, 07/15/51	490	485,647
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,535,162
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,382,984
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,699,118
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,399,905
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,615,619
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,576,579
4.03%, 08/15/51	5,496	5,459,950
4.67%, 12/15/51(a)	1,000	988,107
4.73%, 12/15/50(a)	528	496,777
5.10%, 12/15/51(a)	750	729,576
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,995,915
UBS Commercial Mortgage Trust 2018-C14, 4.75%, 12/15/51(a)	1,500	1,491,636
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	2,000	1,906,498
2.70%, 07/15/53	375	316,857
3.31%, 11/15/54	500	428,406
4.15%, 03/15/51(a)	1,749	1,722,064
4.19%, 11/15/50(a)	619	594,372
4.29%, 06/15/52(a)	1,294	1,107,885
4.55%, 03/15/52	1,000	965,157
4.64%, 11/15/50(a)	500	459,968
4.67%, 09/15/61(a)	3,000	2,985,638
5.19%, 10/15/58	1,000	1,032,177
5.59%, 07/15/58	2,950	3,093,596
5.65%, 02/15/58	1,031	1,098,329
5.92%, 07/15/58	1,000	1,046,504
5.93%, 07/15/57	3,000	3,152,627
5.97%, 10/15/58(a)	250	260,939
5.98%, 10/15/58(a)	500	519,440
6.10%, 01/15/58	1,500	1,595,213
Class A4, 2.34%, 08/15/54	4,600	4,110,727
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Class ASB, 4.17%, 05/15/51	$390	$389,866
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,488,027
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,781,363
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	6,027,128
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,892,504
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,717,955
		1,367,488,078
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,385,058,876)		1,367,488,078
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,978	2,685,160
3.38%, 03/01/41	2,222	1,692,172
4.65%, 10/01/28	3,111	3,112,782
4.75%, 03/30/30	3,898	3,937,677
5.38%, 06/15/33	2,738	2,777,247
5.40%, 10/01/48	2,060	1,935,816
Omnicom Group Inc.
2.45%, 04/30/30	4,157	3,849,210
2.60%, 08/01/31	5,384	4,895,707
4.20%, 06/01/30	4,482	4,452,372
5.30%, 11/01/34(b)	3,705	3,806,118
		33,144,261
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.70%, 02/01/27	4,732	4,651,286
2.80%, 03/01/27	1,854	1,822,106
2.95%, 02/01/30	5,159	4,883,211
3.20%, 03/01/29	4,601	4,451,946
3.25%, 02/01/28	4,580	4,497,921
3.25%, 03/01/28	2,644	2,588,849
3.25%, 02/01/35	3,389	2,968,723
3.38%, 06/15/46	3,138	2,250,676
3.45%, 11/01/28	2,593	2,545,529
3.50%, 03/01/39	2,054	1,695,478
3.55%, 03/01/38	1,888	1,598,277
3.60%, 05/01/34	3,951	3,604,450
3.63%, 02/01/31	4,777	4,592,313
3.63%, 03/01/48	3,123	2,258,135
3.65%, 03/01/47	2,406	1,776,023
3.75%, 02/01/50	6,716	4,973,417
3.83%, 03/01/59	2,887	2,037,104
3.85%, 11/01/48	2,894	2,169,156
3.90%, 05/01/49	4,731	3,576,868
3.95%, 08/01/59	6,203	4,476,630
5.04%, 05/01/27	9,184	9,277,147
5.15%, 05/01/30	15,823	16,325,313
5.71%, 05/01/40	10,977	11,276,631
5.81%, 05/01/50	22,886	22,812,936
5.88%, 02/15/40	2,238	2,332,596
5.93%, 05/01/60	14,782	14,649,565
6.13%, 02/15/33	1,768	1,920,688

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.26%, 05/01/27	$5,150	$5,288,305
6.30%, 05/01/29	5,635	5,993,353
6.39%, 05/01/31	3,355	3,655,191
6.53%, 05/01/34	10,815	12,029,332
6.63%, 02/15/38	2,009	2,263,161
6.86%, 05/01/54	7,805	8,895,706
6.88%, 03/15/39	2,471	2,803,063
7.01%, 05/01/64	3,835	4,393,721
Embraer Netherlands Finance BV
5.40%, 01/09/38	2,835	2,809,856
5.98%, 02/11/35	275	291,845
GE Capital Funding LLC, 4.55%, 05/15/32	3,132	3,182,811
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,979	4,917,738
General Dynamics Corp.
2.25%, 06/01/31	2,635	2,397,498
2.63%, 11/15/27	2,929	2,868,117
2.85%, 06/01/41	3,299	2,511,007
3.50%, 04/01/27	3,297	3,288,503
3.60%, 11/15/42	1,283	1,058,945
3.63%, 04/01/30	5,217	5,141,190
3.75%, 05/15/28	5,363	5,371,806
4.25%, 04/01/40	4,024	3,739,240
4.25%, 04/01/50	4,335	3,751,190
4.95%, 08/15/35	1,800	1,849,871
General Electric Co.
4.30%, 07/29/30	1,870	1,891,058
4.35%, 05/01/50	1,585	1,381,641
4.50%, 03/11/44	1,600	1,464,818
4.90%, 01/29/36	4,610	4,725,671
5.88%, 01/14/38	2,537	2,787,600
6.75%, 03/15/32	3,115	3,553,059
6.88%, 01/10/39	2,540	3,025,200
HEICO Corp.
5.25%, 08/01/28	1,700	1,752,373
5.35%, 08/01/33	1,880	1,966,923
Hexcel Corp.
4.20%, 02/15/27	2,865	2,849,356
5.88%, 02/26/35	1,055	1,112,376
Howmet Aerospace Inc.
3.00%, 01/15/29	1,850	1,795,321
4.55%, 11/15/32	1,650	1,665,601
4.85%, 10/15/31	1,400	1,442,561
5.90%, 02/01/27	620	635,091
5.95%, 02/01/37	1,905	2,083,878
6.75%, 01/15/28	1,560	1,647,940
L3Harris Technologies Inc.
1.80%, 01/15/31	4,300	3,809,371
2.90%, 12/15/29	2,916	2,776,947
3.85%, 12/15/26	3,947	3,939,724
4.40%, 06/15/28	9,414	9,483,555
4.85%, 04/27/35	1,876	1,883,930
5.05%, 06/01/29	2,470	2,542,318
5.05%, 04/27/45	2,613	2,524,110
5.25%, 06/01/31	2,290	2,389,733
5.35%, 06/01/34	3,065	3,188,502
5.40%, 01/15/27	6,445	6,541,434
5.40%, 07/31/33	6,700	7,028,678
5.50%, 08/15/54	2,770	2,762,267
5.60%, 07/31/53	2,390	2,407,526
6.15%, 12/15/40	1,675	1,842,241
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30	$3,770	$3,425,660
2.80%, 06/15/50	4,908	3,184,063
3.60%, 03/01/35	2,308	2,146,014
3.80%, 03/01/45	5,470	4,464,173
3.90%, 06/15/32	3,575	3,509,456
4.07%, 12/15/42	4,563	3,960,521
4.09%, 09/15/52	8,201	6,647,503
4.15%, 08/15/28	2,150	2,164,668
4.15%, 06/15/53	3,400	2,770,359
4.30%, 06/15/62	4,235	3,424,547
4.40%, 08/15/30	2,800	2,837,964
4.45%, 05/15/28	1,885	1,909,387
4.50%, 02/15/29	2,665	2,708,597
4.50%, 05/15/36	2,240	2,212,069
4.70%, 12/15/31	1,980	2,035,369
4.70%, 05/15/46	5,734	5,267,027
4.75%, 02/15/34	4,060	4,127,184
4.80%, 08/15/34	2,740	2,788,458
5.00%, 08/15/35	3,535	3,628,273
5.10%, 11/15/27	4,895	5,008,314
5.20%, 02/15/55	4,240	4,070,155
5.20%, 02/15/64	2,800	2,648,954
5.25%, 01/15/33	4,335	4,577,607
5.70%, 11/15/54	3,765	3,884,454
5.72%, 06/01/40(b)	2,192	2,368,915
5.90%, 11/15/63	2,925	3,084,974
Series B, 6.15%, 09/01/36	2,615	2,931,573
Northrop Grumman Corp.
3.20%, 02/01/27	4,021	3,987,191
3.25%, 01/15/28	10,058	9,912,690
3.85%, 04/15/45	3,249	2,650,422
4.03%, 10/15/47	9,546	7,816,201
4.40%, 05/01/30	2,787	2,817,643
4.60%, 02/01/29	2,360	2,403,238
4.65%, 07/15/30	3,505	3,575,044
4.70%, 03/15/33	3,770	3,825,388
4.75%, 06/01/43	4,374	4,079,213
4.90%, 06/01/34	3,290	3,353,604
4.95%, 03/15/53	4,195	3,856,907
5.05%, 11/15/40(b)	1,773	1,763,667
5.15%, 05/01/40	2,755	2,769,198
5.20%, 06/01/54	5,035	4,808,922
5.25%, 07/15/35	2,795	2,915,416
5.25%, 05/01/50	4,958	4,781,052
RTX Corp.
1.90%, 09/01/31	4,511	3,970,094
2.25%, 07/01/30	4,660	4,297,895
2.38%, 03/15/32	4,367	3,902,658
2.82%, 09/01/51	4,304	2,740,014
3.03%, 03/15/52	5,517	3,660,676
3.13%, 05/04/27	5,851	5,780,991
3.13%, 07/01/50	5,410	3,700,223
3.50%, 03/15/27	5,970	5,934,145
3.75%, 11/01/46	5,349	4,214,287
4.05%, 05/04/47	3,333	2,741,180
4.13%, 11/16/28	11,864	11,906,915
4.15%, 05/15/45	4,590	3,884,533
4.35%, 04/15/47	4,931	4,243,106
4.45%, 11/16/38	3,635	3,454,478
4.50%, 06/01/42	15,897	14,515,927

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.63%, 11/16/48	$7,373	$6,539,511
4.70%, 12/15/41	2,520	2,370,446
4.80%, 12/15/43	2,359	2,207,438
4.88%, 10/15/40	2,449	2,397,872
5.15%, 02/27/33	5,200	5,418,468
5.38%, 02/27/53	4,555	4,456,697
5.40%, 05/01/35	2,132	2,257,084
5.70%, 04/15/40	2,310	2,451,768
5.75%, 01/15/29	3,140	3,296,710
6.00%, 03/15/31	4,425	4,784,466
6.05%, 06/01/36	780	856,907
6.10%, 03/15/34	6,695	7,390,751
6.13%, 07/15/38	1,920	2,127,767
6.40%, 03/15/54	5,395	6,048,156
7.20%, 08/15/27	2,778	2,923,178
7.50%, 09/15/29	2,868	3,204,612
		614,196,213
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,225	7,283,538
3.40%, 05/06/30	4,614	4,449,406
3.40%, 02/04/41	7,017	5,461,946
3.70%, 02/04/51	5,992	4,307,565
3.88%, 09/16/46	6,462	4,927,833
4.00%, 02/04/61(b)	4,275	3,144,269
4.25%, 08/09/42	4,504	3,816,841
4.45%, 05/06/50	2,668	2,165,420
4.50%, 08/06/30	1,755	1,769,574
4.50%, 05/02/43	2,993	2,590,687
4.80%, 02/14/29	7,904	8,039,047
4.88%, 02/04/28	1,620	1,647,784
5.25%, 08/06/35	1,800	1,832,408
5.38%, 01/31/44	7,922	7,760,867
5.63%, 02/06/35	1,880	1,960,114
5.80%, 02/14/39	9,632	10,029,975
5.95%, 02/14/49	10,332	10,521,350
6.20%, 11/01/28	3,500	3,703,657
6.88%, 11/01/33	2,070	2,352,774
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,850	1,157,096
2.90%, 03/01/32	3,485	3,212,396
3.25%, 03/27/30	5,976	5,775,120
3.75%, 09/15/47	2,049	1,610,110
4.02%, 04/16/43	1,557	1,323,500
4.50%, 08/15/33	1,670	1,678,745
4.50%, 03/15/49	2,924	2,549,267
4.54%, 03/26/42	2,227	2,055,268
5.38%, 09/15/35	2,206	2,344,968
5.94%, 10/01/32	1,882	2,062,838
BAT Capital Corp.
2.26%, 03/25/28	4,315	4,141,790
2.73%, 03/25/31	5,448	5,023,301
3.46%, 09/06/29	2,777	2,702,752
3.56%, 08/15/27	5,208	5,158,126
3.73%, 09/25/40	1,950	1,594,671
3.98%, 09/25/50	830	616,320
4.39%, 08/15/37	11,614	10,749,164
4.54%, 08/15/47	8,120	6,832,102
4.63%, 03/22/33	2,650	2,642,105
4.70%, 04/02/27	5,089	5,119,940
4.74%, 03/16/32	4,230	4,282,141
Security	Par (000)	Value
Agriculture (continued)
4.76%, 09/06/49	$4,713	$4,040,309
4.91%, 04/02/30	4,783	4,893,880
5.28%, 04/02/50	2,337	2,136,239
5.35%, 08/15/32	3,250	3,387,086
5.63%, 08/15/35	3,970	4,161,362
5.65%, 03/16/52	3,795	3,639,284
5.83%, 02/20/31	4,135	4,392,082
6.00%, 02/20/34	3,745	4,027,708
6.25%, 08/15/55	190	199,103
6.34%, 08/02/30	4,755	5,145,743
6.42%, 08/02/33	5,860	6,486,307
7.08%, 08/02/43	3,740	4,231,805
7.08%, 08/02/53	4,630	5,306,468
7.75%, 10/19/32	2,836	3,320,963
BAT International Finance PLC
4.45%, 03/16/28	6,240	6,284,664
5.93%, 02/02/29	4,970	5,222,383
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,465	5,042,652
3.20%, 04/21/31	1,500	1,413,607
3.75%, 09/25/27	3,191	3,178,275
4.10%, 01/07/28	3,450	3,458,464
4.20%, 09/17/29	3,580	3,584,940
4.55%, 08/04/30	3,860	3,904,998
4.65%, 09/17/34	2,905	2,877,023
5.15%, 08/04/35	2,230	2,281,996
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,740	3,954,710
Philip Morris International Inc.
1.75%, 11/01/30	4,858	4,332,938
2.10%, 05/01/30	3,288	3,013,099
3.13%, 08/17/27(b)	2,920	2,884,327
3.13%, 03/02/28	2,836	2,785,337
3.38%, 08/15/29	7,261	7,083,324
3.88%, 10/27/28	2,205	2,199,857
3.88%, 08/21/42	3,691	3,079,828
4.00%, 10/29/30	2,975	2,947,354
4.13%, 04/28/28	3,015	3,027,259
4.13%, 03/04/43	4,349	3,731,419
4.25%, 10/29/32	2,975	2,935,055
4.25%, 11/10/44	4,018	3,468,430
4.38%, 11/01/27	3,860	3,893,384
4.38%, 04/30/30	2,850	2,870,598
4.38%, 11/15/41	3,732	3,344,814
4.50%, 03/20/42	3,810	3,447,848
4.63%, 11/01/29	3,130	3,186,229
4.63%, 10/29/35	3,325	3,273,961
4.75%, 02/12/27	4,645	4,690,054
4.75%, 11/01/31	3,390	3,463,423
4.88%, 02/15/28	7,430	7,569,966
4.88%, 02/13/29	3,295	3,371,833
4.88%, 04/30/35	2,255	2,274,474
4.88%, 11/15/43	3,525	3,296,678
4.90%, 11/01/34	2,910	2,947,078
5.13%, 11/17/27	7,212	7,363,630
5.13%, 02/15/30	6,360	6,592,955
5.13%, 02/13/31	5,595	5,814,927
5.25%, 09/07/28	2,315	2,389,474
5.25%, 02/13/34	7,605	7,893,466
5.38%, 02/15/33	8,950	9,386,963
5.50%, 09/07/30	2,685	2,829,473

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.63%, 11/17/29	$8,410	$8,857,569
5.63%, 09/07/33	3,455	3,677,141
5.75%, 11/17/32	5,471	5,869,593
6.38%, 05/16/38	7,113	8,004,103
Reynolds American Inc.
5.70%, 08/15/35	3,504	3,685,372
5.85%, 08/15/45	10,093	10,047,707
6.15%, 09/15/43	2,581	2,672,795
7.25%, 06/15/37	2,505	2,910,613
		434,083,174
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,010	1,973,281
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,101	2,066,054
Series 2016-1, Class AA, 3.58%, 07/15/29	1,787	1,758,234
Series 2016-2, Class AA, 3.20%, 12/15/29	2,037	1,980,925
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,240	1,194,982
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	2,153	2,107,168
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,051	1,977,344
Series 2019-1, Class AA, 3.15%, 08/15/33	2,514	2,362,725
Series A, Class A, 2.88%, 01/11/36	3,377	3,092,476
Delta Air Lines Inc.
3.75%, 10/28/29	2,340	2,287,737
4.38%, 04/19/28	1,900	1,903,569
4.95%, 07/10/28	2,950	2,995,970
5.25%, 07/10/30	2,125	2,182,329
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,898	3,745,156
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,493	2,359,837
Series 2019-1, Class AA, 2.75%, 11/15/33	2,420	2,157,336
Southwest Airlines Co.
2.63%, 02/10/30	3,068	2,843,196
3.45%, 11/16/27	2,273	2,238,109
4.38%, 11/15/28	3,300	3,298,756
5.13%, 06/15/27	9,017	9,114,923
5.25%, 11/15/35	3,300	3,230,584
United Airlines Pass-Through Trust
5.80%, 07/15/37	6,014	6,313,039
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	2,609	2,537,579
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,269,315
Series 2018-1, Class AA, 3.50%, 09/01/31(b)	2,840	2,739,125
Series 2019, Class AA, 4.15%, 02/25/33	2,084	2,044,919
Series 2019-2, Class AA, 2.70%, 11/01/33	3,314	3,035,626
Series 2020-1, 5.88%, 04/15/29(b)	3,632	3,714,904
Series 24-A, 5.88%, 08/15/38	1,820	1,869,228
Series AA, 5.45%, 08/15/38	4,543	4,707,657
		86,102,083
Apparel — 0.0%
NIKE Inc.
2.75%, 03/27/27	5,748	5,673,286
2.85%, 03/27/30	7,410	7,079,898
3.25%, 03/27/40	5,160	4,208,233
3.38%, 11/01/46	3,055	2,290,362
Security	Par (000)	Value
Apparel (continued)
3.38%, 03/27/50	$6,367	$4,639,683
3.63%, 05/01/43	2,999	2,424,612
3.88%, 11/01/45	4,983	4,078,879
PVH Corp., 5.50%, 06/13/30	1,115	1,139,370
Ralph Lauren Corp.
2.95%, 06/15/30	4,939	4,697,891
5.00%, 06/15/32	10	10,281
Tapestry Inc.
3.05%, 03/15/32	2,503	2,275,761
4.13%, 07/15/27	2,031	2,028,665
5.10%, 03/11/30	1,475	1,515,653
5.50%, 03/11/35	685	702,530
		42,765,104
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	3,417	3,015,900
2.00%, 03/24/28	3,840	3,668,520
2.25%, 01/12/29	3,165	2,992,770
2.35%, 01/08/27	2,766	2,716,193
3.50%, 02/15/28	2,696	2,668,369
4.25%, 09/01/28	2,805	2,818,554
4.40%, 09/05/29	3,550	3,584,575
4.45%, 10/22/27	3,385	3,413,015
4.50%, 09/04/30	3,105	3,121,365
4.55%, 07/09/27	1,670	1,684,732
4.55%, 03/03/28	2,240	2,266,076
4.60%, 04/17/30	3,600	3,646,222
4.70%, 01/12/28	2,720	2,756,690
4.80%, 03/05/30	2,040	2,084,696
4.85%, 10/23/31	3,075	3,139,598
4.90%, 03/12/27	3,725	3,764,124
4.90%, 07/09/27	2,055	2,083,376
4.90%, 03/13/29	3,685	3,773,801
4.90%, 01/10/34	2,375	2,395,455
5.05%, 07/10/31	3,925	4,040,217
5.13%, 07/07/28	3,375	3,464,240
5.15%, 07/09/32	1,910	1,968,642
5.20%, 03/05/35	2,065	2,105,639
5.65%, 11/15/28	3,545	3,702,255
5.85%, 10/04/30	2,520	2,682,934
Cummins Inc.
1.50%, 09/01/30	4,319	3,862,203
2.60%, 09/01/50	5,225	3,238,013
4.25%, 05/09/28	1,070	1,079,244
4.70%, 02/15/31	3,460	3,546,039
4.88%, 10/01/43	3,621	3,553,924
4.90%, 02/20/29	1,455	1,498,979
5.15%, 02/20/34	1,510	1,571,042
5.30%, 05/09/35	3,300	3,443,592
5.45%, 02/20/54	1,690	1,689,546
Ford Motor Co.
3.25%, 02/12/32	11,765	10,347,057
4.35%, 12/08/26	2,100	2,094,314
4.75%, 01/15/43	9,085	7,314,796
5.29%, 12/08/46	5,940	5,010,142
6.10%, 08/19/32	7,725	7,962,753
6.63%, 10/01/28	672	712,395
7.40%, 11/01/46	3,545	3,816,799
7.45%, 07/16/31(b)	5,020	5,559,019
9.63%, 04/22/30	1,930	2,241,662

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$3,650	$3,500,686
2.90%, 02/10/29	3,740	3,498,215
3.63%, 06/17/31	4,710	4,302,289
3.82%, 11/02/27	3,181	3,123,590
4.00%, 11/13/30	8,050	7,593,043
4.13%, 08/17/27	5,150	5,097,532
4.27%, 01/09/27	2,515	2,502,467
4.95%, 05/28/27	5,485	5,497,056
5.11%, 05/03/29	10,535	10,517,961
5.30%, 09/06/29	3,090	3,102,985
5.73%, 09/05/30	3,320	3,378,730
5.80%, 03/05/27	8,620	8,725,106
5.80%, 03/08/29	5,580	5,690,442
5.85%, 05/17/27	5,620	5,699,276
5.87%, 10/31/35	200	199,132
5.88%, 11/07/29	3,330	3,407,971
5.92%, 03/20/28	3,310	3,383,978
6.05%, 03/05/31	4,850	4,980,915
6.05%, 11/05/31	3,720	3,810,306
6.13%, 03/08/34	7,525	7,652,741
6.50%, 02/07/35(b)	4,670	4,861,088
6.53%, 03/19/32	2,930	3,071,419
6.80%, 05/12/28	6,565	6,840,364
6.80%, 11/07/28	6,170	6,463,388
7.12%, 11/07/33	5,605	6,036,601
7.20%, 06/10/30	3,750	4,025,896
7.35%, 11/04/27	8,990	9,382,847
7.35%, 03/06/30	5,410	5,805,847
General Motors Co.
4.20%, 10/01/27	4,064	4,067,118
5.00%, 10/01/28	5,515	5,619,099
5.00%, 04/01/35(b)	3,573	3,536,499
5.15%, 04/01/38	4,740	4,601,461
5.20%, 04/01/45	5,782	5,258,568
5.35%, 04/15/28	990	1,015,027
5.40%, 10/15/29	2,870	2,976,905
5.40%, 04/01/48(b)	3,536	3,249,915
5.60%, 10/15/32	5,785	6,067,812
5.63%, 04/15/30	2,115	2,208,143
5.95%, 04/01/49	4,300	4,219,618
6.25%, 04/15/35	1,860	1,993,225
6.25%, 10/02/43	6,785	6,967,472
6.60%, 04/01/36	5,555	6,074,389
6.75%, 04/01/46	3,517	3,814,020
6.80%, 10/01/27	5,751	5,985,076
General Motors Financial Co. Inc.
2.35%, 02/26/27	4,970	4,859,503
2.35%, 01/08/31	3,570	3,206,416
2.40%, 04/10/28	4,920	4,723,117
2.40%, 10/15/28	5,372	5,120,719
2.70%, 08/20/27	3,624	3,534,452
2.70%, 06/10/31	5,360	4,851,137
3.10%, 01/12/32	4,472	4,073,905
3.60%, 06/21/30	3,811	3,668,474
3.85%, 01/05/28	2,549	2,529,881
4.20%, 10/27/28(b)	2,635	2,636,823
4.30%, 04/06/29	3,810	3,804,117
4.35%, 01/17/27	5,659	5,667,848
4.90%, 10/06/29	3,635	3,694,747
5.00%, 04/09/27	5,555	5,611,613
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 07/15/27	$2,945	$2,981,490
5.05%, 04/04/28	3,350	3,410,893
5.35%, 07/15/27	1,720	1,750,443
5.35%, 01/07/30	3,095	3,195,699
5.40%, 05/08/27	4,165	4,233,460
5.45%, 07/15/30(b)	6,465	6,728,326
5.45%, 09/06/34	2,895	2,948,522
5.55%, 07/15/29	4,160	4,314,943
5.60%, 06/18/31	1,965	2,050,958
5.63%, 04/04/32	2,425	2,529,036
5.65%, 01/17/29	2,789	2,892,978
5.75%, 02/08/31	3,105	3,269,124
5.80%, 06/23/28	3,415	3,540,141
5.80%, 01/07/29	5,000	5,215,465
5.85%, 04/06/30	3,800	4,002,787
5.90%, 01/07/35	4,105	4,292,752
5.95%, 04/04/34	5,600	5,893,776
6.00%, 01/09/28	4,830	5,003,015
6.10%, 01/07/34	6,872	7,312,439
6.15%, 07/15/35	2,905	3,082,595
6.40%, 01/09/33	4,148	4,490,605
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,950	2,896,458
2.97%, 03/10/32	3,780	3,468,333
4.44%, 07/08/28	4,240	4,276,619
4.69%, 07/08/30	4,645	4,705,007
5.34%, 07/08/35	4,040	4,152,028
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,949	8,278,823
PACCAR Financial Corp.
2.00%, 02/04/27(b)	2,145	2,100,084
4.00%, 08/08/28	1,335	1,342,852
4.00%, 09/26/29	1,770	1,778,059
4.25%, 06/23/27	1,945	1,959,936
4.45%, 08/06/27	2,910	2,944,204
4.55%, 03/03/28	2,345	2,384,298
4.55%, 05/08/30	1,775	1,812,361
4.60%, 01/10/28	1,825	1,856,191
4.60%, 01/31/29(b)	1,825	1,865,202
4.95%, 08/10/28	1,050	1,079,789
5.00%, 05/13/27	3,320	3,378,918
5.00%, 03/22/34	1,535	1,596,750
Series R, 4.00%, 11/07/28	1,325	1,331,383
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,302,923
2.76%, 07/02/29	2,168	2,080,496
3.67%, 07/20/28	2,915	2,909,163
4.19%, 06/30/27	2,430	2,443,812
4.45%, 06/30/30	1,075	1,091,045
5.05%, 06/30/35	1,755	1,814,933
5.12%, 07/13/28	2,648	2,730,317
5.12%, 07/13/33	1,590	1,664,634
Toyota Motor Credit Corp.
1.15%, 08/13/27	3,502	3,348,845
1.65%, 01/10/31	3,220	2,851,922
1.90%, 01/13/27	4,190	4,101,045
1.90%, 04/06/28	3,819	3,653,116
1.90%, 09/12/31	2,905	2,558,509
2.15%, 02/13/30	4,979	4,628,989
2.40%, 01/13/32	1,515	1,364,081
3.05%, 03/22/27	6,750	6,681,245

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.05%, 01/11/28	$2,675	$2,631,289
3.20%, 01/11/27	4,592	4,558,361
3.38%, 04/01/30	4,739	4,616,156
3.65%, 01/08/29	4,205	4,165,666
4.05%, 09/05/28	3,230	3,242,538
4.35%, 10/08/27	5,150	5,198,579
4.45%, 06/29/29	3,710	3,763,736
4.50%, 05/14/27	4,145	4,186,832
4.55%, 09/20/27	3,955	4,002,712
4.55%, 08/09/29	4,240	4,322,289
4.55%, 05/17/30	3,415	3,484,597
4.60%, 01/08/27	2,115	2,134,078
4.60%, 10/10/31	3,625	3,686,848
4.63%, 01/12/28	4,830	4,902,125
4.65%, 01/05/29	2,450	2,499,231
4.65%, 09/03/32	3,000	3,044,331
4.70%, 01/12/33	3,295	3,359,494
4.80%, 05/15/30	3,490	3,584,178
4.80%, 01/05/34	2,400	2,458,408
4.95%, 01/09/30	2,835	2,926,677
5.05%, 05/16/29	3,215	3,322,535
5.10%, 03/21/31	3,190	3,325,059
5.25%, 09/11/28	2,065	2,139,356
5.35%, 01/09/35	3,070	3,239,921
5.45%, 11/10/27	3,635	3,741,835
5.55%, 11/20/30	4,540	4,832,198
Series B, 5.00%, 03/19/27	3,700	3,754,036
		689,583,329
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	6,595	4,294,874
3.25%, 03/01/32(b)	3,805	3,549,581
4.15%, 05/01/52	4,575	3,568,106
4.40%, 10/01/46	1,772	1,445,106
4.65%, 09/13/29	1,720	1,752,779
5.15%, 09/13/34	2,275	2,303,535
5.40%, 03/15/49	1,802	1,669,811
5.75%, 09/13/54	2,990	2,914,085
BorgWarner Inc.
2.65%, 07/01/27	5,693	5,573,562
4.38%, 03/15/45	3,270	2,783,737
4.95%, 08/15/29	2,495	2,554,072
5.40%, 08/15/34(b)	1,355	1,402,486
Lear Corp.
2.60%, 01/15/32	2,000	1,784,601
3.50%, 05/30/30	1,980	1,901,649
3.55%, 01/15/52	2,180	1,487,627
3.80%, 09/15/27	2,679	2,661,407
4.25%, 05/15/29	2,615	2,613,166
5.25%, 05/15/49(b)	3,470	3,168,295
Magna International Inc.
2.45%, 06/15/30	2,383	2,205,032
5.05%, 03/14/29(b)	2,700	2,774,846
5.50%, 03/21/33	2,390	2,497,146
5.88%, 06/01/35	585	621,255
		55,526,758
Banks — 5.2%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.03%)(a)	495	515,026
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$3,635	$3,643,232
4.42%, 12/16/26	3,600	3,620,757
4.62%, 12/16/29	3,620	3,712,121
4.75%, 01/18/27	5,935	5,995,383
4.90%, 07/16/27	3,505	3,565,491
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	2,590	2,624,369
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(b)	3,420	3,547,632
6.03%, 03/13/35, (1-year CMT + 0.01)(a)	4,150	4,440,871
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,867,217
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	3,180	3,728,763
Banco Santander SA
2.75%, 12/03/30	5,670	5,177,303
2.96%, 03/25/31	3,990	3,715,380
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,458,458
3.31%, 06/27/29	4,882	4,749,398
3.49%, 05/28/30	6,773	6,536,519
3.80%, 02/23/28	4,464	4,427,657
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	5,603	5,597,919
4.25%, 04/11/27	6,783	6,795,407
4.38%, 04/12/28	5,224	5,245,804
4.55%, 11/06/30	2,600	2,613,006
5.13%, 11/06/35	2,600	2,622,656
5.29%, 08/18/27	6,503	6,620,408
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	6,990	7,125,510
5.44%, 07/15/31	5,800	6,112,900
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	3,640	3,774,070
5.55%, 03/14/28, (1-year CMT + 1.25%)(a)	2,200	2,237,997
5.57%, 01/17/30	2,610	2,727,482
5.59%, 08/08/28	7,210	7,481,357
6.03%, 01/17/35	3,890	4,204,697
6.35%, 03/14/34	5,460	5,910,647
6.61%, 11/07/28	3,630	3,882,135
6.92%, 08/08/33	8,805	9,826,906
6.94%, 11/07/33	6,550	7,548,549
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	14,075	12,690,374
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,356	11,969,789
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,055	12,435,129
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	16,895	15,159,943
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,565	9,302,416
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	17,935	16,764,879
2.55%, 02/04/28, (1-day SOFR + 1.05%)(a)	11,680	11,474,626
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	12,915	11,722,558
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	15,934	14,887,126
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	24,607	18,512,300
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	21,694	19,981,265
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,819	3,789,772
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	6,348	6,056,509
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	18,915	17,400,611
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	10,195	6,854,464
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	8,754	8,479,731
3.25%, 10/21/27	12,070	11,940,336

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	$16,010	$12,814,176
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	25,532	25,228,144
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(a)	9,761	9,684,660
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(a)	9,974	9,923,647
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(a)	12,493	12,455,455
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	6,945	6,568,342
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	6,570	5,351,035
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	11,475	11,451,840
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	10,478	10,430,530
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,049	6,379,767
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	24,038	19,818,266
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	9,983	9,440,244
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)	10,654	10,711,996
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	12,301	10,563,793
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	10,116	10,153,632
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	9,846	8,750,480
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	20,000	20,087,849
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	13,345	13,529,483
4.88%, 04/01/44	2,873	2,770,838
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	12,455	12,630,870
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,465	12,703,587
5.00%, 01/21/44	10,235	10,079,259
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	20,270	20,843,439
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	12,000	12,452,074
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	9,100	9,329,999
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	28,120	29,281,668
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	11,040	11,375,653
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	13,365	14,089,704
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	22,590	23,790,097
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	14,950	15,760,151
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	16,600	17,152,483
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,330	14,000,340
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,185	16,916,065
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	16,410	17,689,292
5.88%, 02/07/42	7,912	8,541,395
6.00%, 10/15/36	6,418	7,039,132
6.11%, 01/29/37	6,152	6,693,691
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	9,109	9,470,583
7.75%, 05/14/38	7,924	9,731,773
Series L, 4.18%, 11/25/27	8,753	8,765,142
Series L, 4.75%, 04/21/45(b)	3,347	3,053,888
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	11,431	10,541,102
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	5,870	4,356,976
Bank of Montreal
2.65%, 03/08/27	6,030	5,935,647
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	4,240	3,815,670
Security	Par (000)	Value
Banks (continued)
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	$5,496	$5,417,030
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	4,865	4,867,545
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)	5,135	5,142,922
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	2,975	3,017,702
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	3,600	3,671,211
5.20%, 02/01/28	6,095	6,251,899
5.27%, 12/11/26	5,725	5,802,662
5.37%, 06/04/27	3,795	3,874,841
5.51%, 06/04/31	5,790	6,119,474
5.72%, 09/25/28	4,980	5,200,092
Series H, 4.70%, 09/14/27	4,710	4,770,976
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	2,510	2,377,944
1.65%, 01/28/31	3,277	2,906,499
1.80%, 07/28/31	3,315	2,932,248
2.05%, 01/26/27	4,500	4,410,807
2.50%, 01/26/32(b)	2,705	2,469,107
3.00%, 10/30/28	2,699	2,626,092
3.25%, 05/16/27	5,277	5,235,124
3.30%, 08/23/29	4,244	4,128,781
3.40%, 01/29/28	4,299	4,265,342
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	5,241	5,207,953
3.85%, 04/28/28	4,995	5,008,954
3.85%, 04/26/29	2,330	2,331,124
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	3,307	3,310,844
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,592	3,559,191
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	2,520	2,537,578
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	4,165	4,214,059
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,085	2,124,340
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	3,970	4,014,012
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	2,470	2,513,123
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	3,365	3,413,980
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	4,185	4,308,293
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,845	4,968,377
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	5,070	5,224,083
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,370	5,577,416
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	5,010	5,191,484
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	4,075	4,235,573
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,580	3,733,387
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,490	2,614,092
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	5,119	5,290,703
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(a)	7,335	7,935,369
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	4,755	5,055,499
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	5,390	6,048,001
Series J, 1.90%, 01/25/29	2,723	2,567,000
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,990	3,902,541
2.15%, 08/01/31	3,866	3,453,227
2.45%, 02/02/32	4,845	4,336,801
2.95%, 03/11/27	3,720	3,675,885
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	3,645	3,641,182
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	3,035	3,034,154
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,460	3,478,711
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	5,697	5,564,625

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	$2,600	$2,638,428
4.85%, 02/01/30	6,360	6,522,869
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	4,770	4,857,386
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	3,890	4,012,325
5.25%, 06/12/28	3,760	3,877,138
5.35%, 12/07/26	5,495	5,570,043
5.40%, 06/04/27	4,430	4,526,774
5.45%, 08/01/29	3,850	4,022,614
5.65%, 02/01/34	4,090	4,374,885
BankUnited Inc., 5.13%, 06/11/30	1,359	1,363,621
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	3,949	3,655,818
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	4,245	3,874,275
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	6,213	5,650,803
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	6,300	4,914,554
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,005	4,729,091
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,058	3,266,803
4.34%, 01/10/28	7,395	7,409,324
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	5,790	5,824,053
4.84%, 05/09/28	9,648	9,705,973
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	1,900	1,921,066
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,040	6,159,872
4.95%, 01/10/47	7,735	7,189,104
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	8,340	8,482,794
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,350	7,491,182
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(a)	6,793	6,911,933
5.25%, 08/17/45	7,688	7,458,228
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	9,115	9,318,499
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	10,485	10,853,353
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	8,960	9,142,589
5.67%, 03/12/28, (1-day SOFR + 1.05%)(a)	4,730	4,816,223
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	6,965	7,252,779
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,395	4,640,974
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	9,200	9,717,782
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,500	5,698,774
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	1,150	1,223,799
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	8,165	8,836,768
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,335	3,527,370
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,260	6,960,869
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,835	7,679,624
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	5,646	5,973,413
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	8,805	10,142,454
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	1,975	1,977,039
4.95%, 02/15/36	1,355	1,350,039
5.00%, 12/06/34	2,035	2,050,799
BPCE SA, 3.38%, 12/02/26	2,433	2,418,280
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	4,585	4,557,937
3.60%, 04/07/32	4,385	4,189,930
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	3,170	3,177,990
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	5,035	5,081,353
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	3,195	3,244,905
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)	3,085	3,110,487
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	4,555	4,626,773
5.00%, 04/28/28	5,575	5,703,413
5.24%, 06/28/27	3,685	3,758,618
Security	Par (000)	Value
Banks (continued)
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	$3,585	$3,715,125
5.26%, 04/08/29	4,830	5,009,734
5.99%, 10/03/28	3,755	3,950,887
6.09%, 10/03/33	4,740	5,182,127
Capital One NA
2.70%, 02/06/30	3,228	3,041,614
4.65%, 09/13/28	4,377	4,444,305
Citibank N.A.
4.58%, 05/29/27	11,860	11,974,608
4.84%, 08/06/29	8,950	9,182,349
4.91%, 05/29/30	8,575	8,844,141
5.49%, 12/04/26	9,050	9,175,401
5.57%, 04/30/34	6,340	6,753,245
5.80%, 09/29/28	7,220	7,574,508
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,710	9,615,572
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	17,630	16,057,307
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	19,010	17,651,405
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,532	10,804,078
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	6,955	5,176,631
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	9,587	9,149,290
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	15,610	14,362,079
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	11,170	11,028,339
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)	11,543	11,418,522
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	9,980	9,912,596
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	12,990	12,431,747
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(b)	6,006	5,355,367
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(a)	12,222	12,189,868
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	9,419	9,350,193
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)	9,706	9,698,878
4.13%, 07/25/28	9,279	9,281,036
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	6,399	5,457,977
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	15,839	15,869,301
4.45%, 09/29/27	15,752	15,827,912
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	14,495	14,585,570
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	12,970	13,098,534
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	10,455	10,532,616
4.65%, 07/30/45	6,425	5,859,164
4.65%, 07/23/48	10,818	9,726,755
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	5,270	5,313,015
4.75%, 05/18/46	9,728	8,675,221
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	7,995	8,109,167
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	5,980	6,090,031
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	9,365	9,600,127
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	9,025	9,286,575
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	6,285	6,416,063
5.30%, 05/06/44	5,295	5,157,178
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	7,162	7,256,550
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	15,620	16,129,074
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	2,960	2,990,539
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	12,010	12,532,562
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,720	1,770,629
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	6,849	6,976,162
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,245	9,660,907

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.88%, 02/22/33	$2,912	$3,122,561
5.88%, 01/30/42	6,004	6,380,810
6.00%, 10/31/33	8,080	8,740,326
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	7,340	7,738,980
6.13%, 08/25/36	3,968	4,256,411
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	9,040	9,665,848
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	12,890	14,123,794
6.63%, 01/15/28	5,297	5,596,308
6.63%, 06/15/32	6,105	6,795,015
6.68%, 09/13/43	5,644	6,374,379
8.13%, 07/15/39	9,633	12,461,407
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	3,518	3,541,235
Citizens Financial Group Inc.
2.50%, 02/06/30	1,601	1,481,069
2.64%, 09/30/32	2,692	2,320,773
3.25%, 04/30/30	4,463	4,253,223
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,000	3,076,375
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,780	1,811,729
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5,795	6,082,238
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	960	1,000,171
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	3,105	3,419,405
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,914,097
Comerica Inc.
4.00%, 02/01/29(b)	3,731	3,694,601
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	3,880	4,043,681
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,605	2,621,067
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	3,610	3,658,474
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,521	7,623,839
5.25%, 08/04/45	5,565	5,338,692
5.75%, 12/01/43	5,800	5,941,391
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28	2,620	2,627,132
4.37%, 05/27/27	2,730	2,752,965
4.49%, 10/17/29	4,050	4,137,346
4.80%, 01/09/29(b)	1,540	1,579,883
4.88%, 01/21/28	2,620	2,680,766
5.04%, 03/05/27	3,490	3,542,149
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(a)	5,755	5,646,037
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,124	2,876,357
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	7,827	7,457,984
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,225	5,900,366
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,875	5,483,009
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,025	4,030,601
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	4,560	4,625,422
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,100	5,188,206
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,090	4,201,984
5.37%, 09/09/27	3,739	3,827,854
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	3,370	3,440,453
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	5,675	5,811,854
5.41%, 05/10/29	4,075	4,242,489
5.71%, 02/08/28, (1-day SOFR + 1.59%)(a)	2,945	2,992,763
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	910	945,813
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,635	5,905,595
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	$6,640	$7,093,901
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	6,350	6,979,332
Fifth Third Bancorp
2.55%, 05/05/27	4,294	4,204,649
3.95%, 03/14/28	4,675	4,663,773
4.06%, 04/25/28, (1-day SOFR + 1.36%)(a)	1,938	1,933,753
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	2,481	2,429,314
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	5,385	5,456,844
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	3,710	3,773,634
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	5,690	5,979,840
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	2,600	2,739,786
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	5,155	5,366,987
8.25%, 03/01/38	5,257	6,511,310
Fifth Third Bank NA
2.25%, 02/01/27	3,411	3,344,563
4.97%, 01/28/28, (1-day SOFR + 0.81%)(a)	2,935	2,962,516
First Citizens BancShares Inc., 5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	9,983
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	253,633
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	209,041
First Horizon Bank, 5.75%, 05/01/30	1,636	1,695,909
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	2,010,476
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	669,395
Goldman Sachs Capital I, 6.35%, 02/15/34	6,323	6,747,641
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	16,555	14,745,818
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	13,667	12,286,068
2.60%, 02/07/30	11,791	11,082,382
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	15,920	14,565,832
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	14,100	13,847,195
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	13,965	12,645,096
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	7,045	5,249,623
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	22,015	20,370,745
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,303	8,028,998
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,210	8,081,837
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	16,638	16,531,572
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)	11,622	11,546,638
3.80%, 03/15/30	9,467	9,339,643
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)	11,659	11,578,370
3.85%, 01/26/27	10,484	10,465,429
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(a)	13,356	12,131,885
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	10,925	10,933,479
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	15,256	15,286,303
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	11,055	11,067,878
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	8,153	7,653,448
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	11,485	11,559,855
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	7,835	7,962,532
4.75%, 10/21/45	9,774	8,983,493
4.80%, 07/08/44	8,134	7,647,308
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)	4,145	4,191,466
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	11,515	11,564,719

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	$15,855	$16,098,315
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	18,950	19,466,167
5.15%, 05/22/45	9,742	9,275,678
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	7,365	7,631,587
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	11,060	11,460,866
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	13,570	14,086,626
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,670	16,433,521
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	4,980	5,077,632
5.73%, 04/25/30, (1-day SOFR + 0.27%)(a)	14,326	15,005,652
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	15,480	16,096,296
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	13,590	14,592,368
5.95%, 01/15/27	4,563	4,659,554
6.13%, 02/15/33	9,168	10,103,422
6.25%, 02/01/41	12,221	13,494,657
6.45%, 05/01/36	4,389	4,841,008
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	12,680	13,478,358
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,015	4,515,557
6.75%, 10/01/37	23,651	26,625,196
HSBC Bank USA N.A
5.63%, 08/15/35	1,915	2,017,263
5.88%, 11/01/34	2,545	2,717,343
HSBC Bank USA NA, 7.00%, 01/15/39	4,605	5,439,348
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	5,490	5,284,453
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	6,670	6,334,918
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	6,838	6,241,978
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	13,845	12,684,073
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,308	6,845,545
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,400	7,646,018
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	13,955	13,811,897
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(a)	13,741	13,719,521
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	14,217	14,349,221
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	11,735	11,832,038
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,800	7,779,566
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,680	7,794,311
4.95%, 03/31/30	11,540	11,876,336
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,180	6,292,137
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	6,475	6,654,041
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	4,870	4,948,844
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	9,805	10,131,032
5.25%, 03/14/44	7,009	6,898,463
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	8,450	8,740,775
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	10,935	11,401,288
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	9,700	10,076,443
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	7,190	7,463,317
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	7,330	7,473,207
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	6,640	7,045,372
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	7,205	7,615,805
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,040	9,601,605
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,640	8,011,586
6.10%, 01/14/42	4,667	5,104,260
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,240	9,627,434
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,200	11,158,821
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	12,095	13,348,642
6.50%, 05/02/36	6,257	6,790,625
6.50%, 09/15/37	11,422	12,507,894
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	5,820	6,326,320
6.80%, 06/01/38	5,480	6,157,510
Security	Par (000)	Value
Banks (continued)
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	$10,030	$10,615,228
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,520	8,609,855
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,380	11,046,495
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	6,200	6,245,303
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	6,200	6,256,539
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	3,400	3,509,799
HSBC USA Inc.
4.65%, 06/03/28	3,805	3,866,598
5.29%, 03/04/27	3,065	3,114,111
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	3,300	2,856,986
2.55%, 02/04/30	4,022	3,745,829
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	3,470	3,486,492
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	2,284	2,309,216
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	2,740	2,829,219
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	5,830	6,131,555
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,960	3,080,395
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	4,390	4,611,287
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	3,930	3,952,227
4.87%, 04/12/28, (1-day SOFR + 0.72%)(a)	3,810	3,835,655
5.65%, 01/10/30	5,130	5,385,160
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(b)	2,430	2,412,168
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,593	4,241,861
3.95%, 03/29/27	7,645	7,634,821
4.02%, 03/28/28, (1-day SOFR + 1.83%)(a)	6,503	6,493,871
4.05%, 04/09/29	6,630	6,616,739
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,055	3,995,385
4.55%, 10/02/28	5,616	5,692,132
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,510	3,563,522
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	4,410	4,532,567
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	5,925	6,137,379
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	2,865	2,998,655
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	7,165	7,499,402
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	6,050	6,578,750
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	7,675	6,834,340
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	13,955	12,444,051
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	10,496	10,008,460
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	9,075	8,835,155
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	13,916	12,994,756
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	11,275	8,234,569
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,280	13,823,134
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	13,054	11,991,504
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	20,501	19,482,506
2.95%, 02/24/28, (1-day SOFR + 1.17%)(a)	7,579	7,477,030
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	9,811	9,260,902
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	15,770	14,543,643
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	8,968	7,146,064

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	$12,370	$8,596,510
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,039	7,106,351
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	14,950	10,823,579
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	8,593	8,501,587
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(a)	11,070	10,993,779
3.63%, 12/01/27	7,541	7,494,306
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	15,876	15,659,234
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)	9,271	9,242,247
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,391	11,275,584
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	9,878	8,031,119
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	18,925	15,566,134
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(a)	9,804	9,793,600
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	8,661	7,229,428
4.13%, 12/15/26	7,041	7,049,494
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	12,147	12,184,513
4.25%, 10/01/27	7,273	7,324,238
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	8,000	8,010,559
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	12,169	10,532,554
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	15,413	15,477,001
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,016	11,137,090
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,600	13,777,772
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	6,545	6,604,952
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,426	7,526,778
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	5,840	5,891,868
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,485	11,672,976
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	10,985	11,049,499
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	12,040	12,197,211
4.85%, 02/01/44	6,601	6,347,472
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	15,020	15,426,847
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,475	10,671,093
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	9,850	10,037,007
4.95%, 06/01/45	8,491	8,147,382
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	9,845	9,991,795
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	10,325	10,621,467
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	11,315	11,620,068
5.04%, 01/23/28, (1-day SOFR + 1.19%)(a)	9,895	9,999,490
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	10,255	10,631,134
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	14,945	15,505,477
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	10,600	11,054,352
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	14,700	15,151,462
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	8,835	9,246,038
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	17,570	18,442,198
5.40%, 01/06/42	7,849	8,074,645
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	9,270	9,790,252
5.50%, 10/15/40	7,319	7,733,969
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	8,100	8,362,238
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	10,940	11,159,396
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	$13,609	$14,466,133
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	11,710	12,246,581
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	4,330	4,531,769
5.60%, 07/15/41	7,295	7,699,099
5.63%, 08/16/43	6,658	6,933,773
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	16,755	17,888,379
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	15,305	16,472,111
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	8,140	8,590,093
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	13,395	14,843,414
6.40%, 05/15/38	12,551	14,382,450
8.00%, 04/29/27	10,881	11,492,169
8.75%, 09/01/30	4,334	5,110,340
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	10,165	10,276,163
KeyBank N.A.
3.90%, 04/13/29	1,958	1,927,263
4.39%, 12/14/27	1,710	1,719,620
5.85%, 11/15/27(b)	4,418	4,554,172
6.95%, 02/01/28	810	853,192
KeyBank NA, 5.00%, 01/26/33	4,943	5,003,873
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	3,320	3,308,379
KeyCorp
2.25%, 04/06/27	3,989	3,889,012
2.55%, 10/01/29	3,831	3,614,151
4.10%, 04/30/28	3,251	3,251,337
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	3,148	3,149,913
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)	370	380,447
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	4,320	4,707,439
Korea Development Bank (The)
1.63%, 01/19/31	3,620	3,243,834
2.00%, 10/25/31	4,344	3,915,274
2.25%, 02/24/27	1,555	1,525,880
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,782	7,042,925
0.00%, 06/29/37(d)	14,383	8,889,827
0.75%, 09/30/30	5,599	4,888,986
1.75%, 09/14/29	10,451	9,778,173
2.88%, 04/03/28	12,102	11,929,517
3.00%, 05/20/27	4,666	4,627,339
3.50%, 08/27/27	3,140	3,137,000
3.50%, 08/09/28	230	229,979
3.75%, 02/15/28	6,320	6,351,014
3.75%, 07/15/30	24,955	25,092,132
3.88%, 06/15/28	8,788	8,863,739
4.00%, 06/28/27	889	894,946
4.00%, 03/15/29	8,816	8,937,432
4.13%, 07/15/33	17,592	17,860,850
4.38%, 03/01/27	7,582	7,651,434
4.38%, 02/28/34(b)	8,441	8,697,179
4.63%, 03/18/30	9,863	10,258,625
4.75%, 10/29/30	5,994	6,288,552
Series GLOB, 3.88%, 05/15/28	655	660,616
Landwirtschaftliche Rentenbank
0.88%, 09/03/30(b)	7,918	6,967,687
3.63%, 10/08/30	250	249,822
3.88%, 09/28/27(b)	2,540	2,551,945
3.88%, 06/14/28	953	960,613
4.13%, 05/28/30	4,055	4,137,684
4.63%, 04/17/29	2,710	2,798,913

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 10/24/33	$2,324	$2,490,119
Series 37, 2.50%, 11/15/27	1,128	1,104,571
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,500	4,886,220
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,467	7,390,958
3.75%, 01/11/27	6,089	6,072,630
3.75%, 03/18/28, (1-year CMT + 1.80%)(a)	5,020	4,995,131
4.34%, 01/09/48	7,189	5,991,005
4.38%, 03/22/28	4,973	5,007,015
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	5,220	5,235,537
4.55%, 08/16/28	7,673	7,762,034
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,000	4,063,946
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	4,400	4,389,270
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,035	3,098,751
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,630	5,730,887
5.30%, 12/01/45	4,089	3,911,589
5.46%, 01/05/28, (1-year CMT + 1.38%)(a)	7,200	7,300,365
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,580	5,852,490
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10,380	10,985,842
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	4,710	4,938,450
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	2,715	2,817,431
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	500	528,742
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,467,570
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	2,885	2,897,380
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,870	1,895,879
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	4,845	4,889,003
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	2,900	2,973,475
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	3,285	3,349,149
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,085	1,093,784
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	4,880	5,192,348
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	3,615	3,919,421
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,315	3,270,166
4.70%, 01/27/28	6,040	6,124,902
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	3,130	3,157,260
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	5,685	5,170,876
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	8,434	7,547,712
2.34%, 01/19/28, (1-year CMT + 0.83%)(a)	6,395	6,269,286
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	3,814	3,431,108
2.56%, 02/25/30	5,260	4,924,948
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	4,660	4,241,328
3.20%, 07/18/29	7,659	7,416,412
3.29%, 07/25/27	4,347	4,306,809
3.68%, 02/22/27	4,359	4,347,756
3.74%, 03/07/29	6,529	6,472,642
3.75%, 07/18/39	7,550	6,669,482
3.96%, 03/02/28	5,568	5,574,626
4.05%, 09/11/28	4,486	4,501,355
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	4,155	4,154,114
4.15%, 03/07/39(b)	3,101	2,927,621
4.29%, 07/26/38(b)	2,897	2,782,948
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,505	3,462,188
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	5,340	5,384,718
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	5,990	6,077,936
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	6,535	6,755,598
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	2,500	2,588,175
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	4,600	4,726,309
Security	Par (000)	Value
Banks (continued)
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	$4,760	$4,924,492
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	2,985	3,064,646
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	4,240	4,383,777
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,162,645
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,571,961
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	4,890	5,032,703
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,300	7,642,667
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	3,920	4,122,520
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,270	3,442,611
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,635	2,755,171
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,550	5,865,684
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,390	6,763,709
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	4,210	3,783,117
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,718	2,417,968
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,705	4,286,110
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,699,967
2.56%, 09/13/31	4,275	3,832,619
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(a)(b)	2,468	2,293,313
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(a)	2,660	2,530,915
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,642	3,509,073
3.17%, 09/11/27	4,893	4,830,184
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,473,581
3.66%, 02/28/27	2,407	2,398,154
4.02%, 03/05/28	6,155	6,171,350
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)	4,720	4,735,823
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,375	5,455,605
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	2,010	2,072,761
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,730	6,978,730
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,630	3,762,394
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	2,610	2,708,553
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,610	4,718,913
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	2,800	2,916,993
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,280	3,453,482
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,140	3,308,183
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	3,420	3,545,434
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,313,524
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	3,520	3,717,251
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	4,035	4,298,035
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	4,630	4,936,683
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	6,685	6,959,681
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	10,190	8,975,549
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,550	12,810,048
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	25,332	22,599,026
2.48%, 01/21/28, (1-day SOFR + 1.00%)(a)	10,685	10,492,535
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	14,993	13,208,582
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	12,378	11,151,399
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,302	19,082,612
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,249	6,635,617
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	14,158	12,993,647
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	8,661	6,835,126
3.59%, 07/22/28(a)	18,292	18,124,575
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	8,454	8,234,691
3.63%, 01/20/27	14,065	14,019,685

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(a)	$10,864	$10,791,257
3.95%, 04/23/27	10,370	10,368,764
3.97%, 07/22/38(a)	11,370	10,344,654
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	10,325	10,340,799
4.30%, 01/27/45	11,884	10,464,401
4.38%, 01/22/47	11,170	9,830,392
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	9,663	9,738,295
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	5,997	5,678,487
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,155	16,398,438
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	7,595	7,777,068
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	5,105	5,207,461
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	7,745	7,955,952
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	13,045	13,325,094
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	8,880	9,090,637
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	8,015	8,246,900
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	10,415	10,787,172
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	12,615	13,048,073
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	16,945	17,592,447
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,710	8,924,256
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,645	16,256,083
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	9,765	10,244,049
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,100	9,406,825
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	18,195	19,060,660
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	12,020	12,158,076
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	12,525	13,225,695
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	9,890	10,089,825
5.65%, 04/13/28, (1-day SOFR +1.01%)(a)	9,170	9,360,437
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,480	14,092,432
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	12,255	13,011,932
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	14,865	15,947,700
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,760	10,294,396
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,140	6,493,490
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	6,893	7,163,296
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	7,450	8,230,951
6.38%, 07/24/42	9,503	10,740,241
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	5,465	5,805,784
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	8,550	9,614,398
7.25%, 04/01/32	6,524	7,568,421
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	4,550	4,549,492
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	11,025	11,033,870
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	9,005	9,036,775
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(a)	7,220	7,284,060
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	4,235	4,294,497
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	11,960	12,190,005
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	10,170	10,376,974
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(a)	9,470	9,488,430
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	9,265	9,321,440
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	12,250	12,318,875
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,245	12,457,201
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,395	1,397,092
4.31%, 06/13/28	4,015	4,061,867
4.50%, 10/26/27	3,715	3,760,615
Security	Par (000)	Value
Banks (continued)
4.53%, 06/13/30	$3,905	$3,989,837
4.79%, 01/10/29	4,800	4,923,606
4.90%, 06/13/28	3,620	3,711,617
4.90%, 01/14/30	3,020	3,126,812
4.94%, 01/12/28	5,330	5,451,073
5.09%, 06/11/27	4,050	4,126,675
National Bank of Canada
4.50%, 10/10/29	4,325	4,376,358
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)	3,735	3,773,167
5.60%, 12/18/28	4,500	4,701,568
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,523	4,172,392
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	6,132	6,042,818
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,064	5,091,801
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	7,790	7,922,032
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	6,380	6,524,136
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	6,260	6,409,933
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	8,900	9,158,823
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	4,730	4,846,910
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	3,350	3,409,036
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	6,720	7,149,338
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,860	4,024,414
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	4,510	4,867,812
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,740	3,930,950
Northern Trust Corp.
1.95%, 05/01/30	6,261	5,737,971
3.15%, 05/03/29	4,067	3,966,715
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	3,756	3,695,549
3.65%, 08/03/28	2,520	2,511,493
4.00%, 05/10/27	12,730	12,755,522
4.15%, 11/19/30	1,140	1,145,077
5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	1,375	1,383,014
6.13%, 11/02/32	3,831	4,195,164
Oesterreichische Kontrollbank AG
3.63%, 09/09/27(b)	1,981	1,981,173
3.75%, 09/05/29	2,980	2,991,625
3.75%, 09/10/30	980	983,456
4.00%, 05/28/28	1,406	1,420,364
4.13%, 01/18/29	4,725	4,798,964
4.25%, 03/01/28	2,511	2,548,007
4.50%, 01/24/30	5,455	5,631,974
4.75%, 05/21/27	5,345	5,428,019
PNC Bank N.A.
2.70%, 10/22/29	4,567	4,324,011
3.10%, 10/25/27	5,458	5,379,614
3.25%, 01/22/28	4,269	4,222,643
4.05%, 07/26/28	7,073	7,074,174
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	4,850	4,879,426
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,638	5,087,677
2.55%, 01/22/30	10,525	9,921,288
3.15%, 05/19/27	4,422	4,373,841
3.45%, 04/23/29	8,710	8,581,224
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	4,932	4,903,718
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,470	6,605,124
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,400	6,558,148

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	$7,400	$7,597,031
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,535	4,699,816
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)	4,810	4,875,227
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	5,050	5,174,629
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	4,775	4,949,006
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	4,320	4,498,825
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	7,925	8,260,584
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	6,160	6,385,484
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	5,645	5,930,716
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	4,170	4,412,853
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,355	4,700,024
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,220	6,733,802
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,045	11,413,694
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,865	3,128,605
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,599,292
5.50%, 09/06/35, (1-day SOFR +2.06%)(a)	1,550	1,600,867
5.72%, 06/06/30, (1-day SOFR +1.49%)(a)	3,265	3,400,670
7.38%, 12/10/37	2,623	3,036,909
Royal Bank of Canada
2.05%, 01/21/27	3,515	3,446,326
2.30%, 11/03/31	8,695	7,839,196
3.63%, 05/04/27	5,594	5,577,477
3.88%, 05/04/32	4,390	4,278,417
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	4,400	4,393,083
4.24%, 08/03/27	6,874	6,917,134
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	4,580	4,576,734
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	5,945	6,009,533
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	3,230	3,259,366
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)	9,585	9,729,788
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	4,650	4,722,969
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)	5,320	5,367,826
4.88%, 01/19/27	6,890	6,966,240
4.90%, 01/12/28	4,330	4,420,091
4.95%, 02/01/29	4,930	5,074,782
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,180	7,308,122
4.97%, 08/02/30, (1-day SOFR + 1.00%)(a)	6,575	6,740,982
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)(b)	5,015	5,146,971
5.00%, 02/01/33	8,130	8,406,884
5.00%, 05/02/33	4,615	4,770,454
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,355	8,625,247
5.15%, 02/01/34	6,110	6,418,364
5.20%, 08/01/28	5,100	5,264,622
6.00%, 11/01/27	6,855	7,122,513
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)	4,685	4,590,525
4.40%, 07/13/27	5,213	5,228,074
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	1,600	1,637,108
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	3,275	3,342,133
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	3,615	3,743,507
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	2,995	3,128,265
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	2,925	3,140,051
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	5,300	5,523,945
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	2,960	3,096,563
Security	Par (000)	Value
Banks (continued)
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	$3,185	$3,574,701
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)	4,808	4,714,805
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	2,755	2,535,570
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,031	4,991,517
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(a)	2,220	2,222,785
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	4,320	4,382,307
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	3,600	3,594,291
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	5,575	5,835,559
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,465	3,624,072
Standard Chartered Bank/New York, 4.85%, 12/03/27	385	392,944
State Street Bank & Trust Co., 4.78%, 11/23/29	3,905	4,025,939
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(a)	3,820	3,740,961
2.20%, 03/03/31	4,540	4,086,026
2.40%, 01/24/30	4,858	4,590,367
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	3,170	2,872,557
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,665	2,517,330
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	2,961	2,851,840
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	3,258	3,275,095
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,560	3,500,793
4.33%, 10/22/27	6,315	6,379,234
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	2,915	2,916,612
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	4,680	4,737,406
4.54%, 02/28/28	3,910	3,969,896
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	3,080	3,105,302
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	3,880	3,961,507
4.73%, 02/28/30	2,790	2,861,647
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	3,735	3,745,645
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,185	3,242,905
4.83%, 04/24/30	4,440	4,578,875
4.99%, 03/18/27	5,890	5,969,338
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,800	3,915,741
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	4,790	4,984,028
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	5,135	5,385,348
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	2,755	2,849,129
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,300	2,503,243
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,665	2,345,482
1.90%, 09/17/28	9,375	8,852,790
2.13%, 07/08/30	6,465	5,897,851
2.14%, 09/23/30	4,136	3,744,349
2.17%, 01/14/27	2,559	2,508,945
2.22%, 09/17/31	4,525	4,033,922
2.30%, 01/12/41	2,620	1,862,905
2.47%, 01/14/29	2,225	2,124,233
2.72%, 09/27/29	2,491	2,367,376
2.75%, 01/15/30	6,100	5,763,809
2.93%, 09/17/41	4,140	3,087,766
3.04%, 07/16/29	11,245	10,819,398
3.05%, 01/14/42	2,715	2,114,630
3.35%, 10/18/27	3,769	3,728,061
3.36%, 07/12/27	3,786	3,752,479

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 01/11/27	$4,502	$4,475,967
3.54%, 01/17/28	4,101	4,068,369
3.94%, 07/19/28	3,814	3,816,220
4.31%, 10/16/28	3,232	3,260,795
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	2,900	2,943,830
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,660	1,700,758
5.24%, 04/15/30	2,510	2,610,446
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	2,970	3,065,410
5.32%, 07/09/29	3,575	3,714,585
5.42%, 07/09/31	5,040	5,297,581
5.45%, 01/15/32	3,130	3,292,317
5.52%, 01/13/28	8,570	8,839,859
5.56%, 07/09/34	5,850	6,204,422
5.63%, 01/15/35	4,120	4,402,649
5.71%, 01/13/30	6,340	6,694,316
5.72%, 09/14/28	5,165	5,389,363
5.77%, 01/13/33	7,955	8,526,148
5.78%, 07/13/33	3,105	3,332,663
5.80%, 07/13/28	3,140	3,278,863
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	10	10,308
5.81%, 09/14/33(b)	4,120	4,438,501
5.84%, 07/09/44	3,035	3,185,150
5.85%, 07/13/30	3,010	3,216,603
6.18%, 07/13/43	2,180	2,398,127
Synchrony Bank, 5.63%, 08/23/27	3,232	3,297,359
Synovus Bank, 5.63%, 02/15/28	1,965	2,004,824
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	605	628,239
Toronto-Dominion Bank (The)
1.95%, 01/12/27(b)	4,680	4,581,139
2.00%, 09/10/31	5,293	4,739,748
2.45%, 01/12/32	3,640	3,260,470
2.80%, 03/10/27	5,775	5,693,297
3.20%, 03/10/32	7,470	6,985,890
4.11%, 06/08/27	8,195	8,209,709
4.11%, 10/13/28	3,700	3,709,446
4.46%, 06/08/32	8,470	8,492,255
4.57%, 12/17/26	5,430	5,463,992
4.57%, 06/02/28	5,050	5,116,289
4.69%, 09/15/27	8,170	8,274,400
4.78%, 12/17/29	4,660	4,776,349
4.81%, 06/03/30	6,920	7,081,715
4.86%, 01/31/28	5,075	5,163,194
4.93%, 10/15/35	3,450	3,489,281
4.98%, 04/05/27	4,490	4,549,115
4.99%, 04/05/29	6,750	6,938,893
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,000	3,047,921
5.16%, 01/10/28	6,470	6,618,363
5.26%, 12/11/26	2,900	2,937,879
5.30%, 01/30/32	4,025	4,223,029
5.52%, 07/17/28	6,335	6,570,359
Truist Bank
2.25%, 03/11/30	7,080	6,506,881
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,300	4,294,463
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	4,470	4,490,076
Truist Financial Corp.
1.13%, 08/03/27	4,172	3,983,965
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,830	5,518,920
1.95%, 06/05/30	4,720	4,286,659
3.88%, 03/19/29	4,416	4,369,538
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	2,685	2,688,689
Security	Par (000)	Value
Banks (continued)
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	$4,940	$5,014,222
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,580	4,590,266
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	4,735	4,713,376
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	6,420	6,610,316
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,540	8,717,125
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	3,675	3,795,803
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	3,765	3,909,306
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	9,475	10,014,612
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	10,930	11,651,675
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,908	4,226,682
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	5,565	6,023,478
U.S. Bancorp
1.38%, 07/22/30	8,018	7,104,991
2.22%, 01/27/28, (1-day SOFR + 0.73%)(a)	5,870	5,744,974
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,915	6,033,135
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,183	4,680,977
3.00%, 07/30/29	6,029	5,813,978
3.90%, 04/26/28	6,139	6,146,988
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	8,360	8,423,192
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,685	6,765,950
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	7,285	7,378,611
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	7,185	7,248,552
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	4,200	4,325,883
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,455	1,502,157
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,315	7,548,904
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	4,110	4,260,516
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	3,280	3,430,619
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	10,070	10,698,850
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,255	6,508,540
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	5,530	5,935,297
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	8,190	8,780,596
Series X, 3.15%, 04/27/27	3,517	3,483,182
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)	2,790	2,815,251
UBS AG/London
4.50%, 06/26/48	4,865	4,325,457
5.65%, 09/11/28	5,980	6,249,193
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)	2,300	2,319,947
UBS Group AG, 4.88%, 05/15/45	10,027	9,385,733
Wachovia Corp., 5.50%, 08/01/35	5,675	5,903,935
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,417,729
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	14,591	14,235,996
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	15,433	14,455,828
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,042	15,293,539
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	17,645	13,933,471
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	17,030	16,004,019
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)	15,275	15,162,887
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(a)	14,579	14,469,498
3.90%, 05/01/45	10,530	8,703,149
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	12,475	12,473,860
4.15%, 01/24/29	14,937	14,982,443
4.30%, 07/22/27	12,721	12,775,541
4.40%, 06/14/46	9,532	8,108,801
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	9,832	9,934,452
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	15,605	13,752,837

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 11/04/44	$9,453	$8,411,991
4.75%, 12/07/46	9,190	8,201,167
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	8,955	9,052,505
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	12,345	12,456,945
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	14,505	14,831,781
4.90%, 11/17/45	9,363	8,531,121
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	13,300	13,565,665
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	25,376	23,805,126
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	18,780	19,450,199
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	12,405	12,798,873
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	14,315	14,780,594
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	8,070	8,383,696
5.38%, 02/07/35	4,670	4,970,614
5.38%, 11/02/43	9,088	8,945,745
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	14,440	15,135,615
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,535	16,344,530
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	22,249	23,531,887
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	14,160	14,679,676
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	10,900	11,548,208
5.61%, 01/15/44	11,060	11,141,266
5.71%, 04/22/28, (1-day SOFR + 0.07%)(a)	15,725	16,062,884
5.95%, 12/01/86	2,871	3,002,189
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	9,030	9,563,271
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,170	16,962,663
Series B, 7.95%, 11/15/29	2,589	2,904,118
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	10,660	10,752,909
Wells Fargo Bank NA
5.25%, 12/11/26	9,955	10,084,016
5.85%, 02/01/37	5,389	5,732,871
5.95%, 08/26/36	2,872	3,085,076
6.60%, 01/15/38	6,461	7,319,893
Westpac Banking Corp.
1.95%, 11/20/28	5,660	5,367,188
2.15%, 06/03/31	5,690	5,172,111
2.65%, 01/16/30	3,364	3,199,512
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	7,329	6,638,028
2.96%, 11/16/40	5,198	4,021,977
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,120	5,537,363
3.13%, 11/18/41	5,374	4,114,427
3.35%, 03/08/27	5,145	5,117,757
3.40%, 01/25/28	4,655	4,616,241
4.04%, 08/26/27	2,346	2,356,797
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5,418	5,337,186
4.35%, 07/01/30	4,270	4,330,688
4.42%, 07/24/39	4,431	4,151,538
5.05%, 04/16/29	3,440	3,568,680
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	3,150	3,268,902
5.46%, 11/18/27	6,037	6,227,871
5.54%, 11/17/28	5,115	5,359,916
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,575	6,829,917
6.82%, 11/17/33	3,545	3,988,741
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,027,713
Zions Bancorp N.A.
3.25%, 10/29/29	2,191	2,042,721
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)	1,250	1,247,941
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	1,260	1,341,589
		7,087,062,024
Security	Par (000)	Value
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$23,778	$23,790,149
4.90%, 02/01/46	39,671	37,348,681
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	160	136,197
4.63%, 02/01/44	3,093	2,827,003
4.70%, 02/01/36	3,556	3,546,409
4.90%, 02/01/46	6,424	6,024,067
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	8,751	8,570,777
4.38%, 04/15/38	3,648	3,510,601
4.44%, 10/06/48	8,210	7,187,805
4.50%, 06/01/50	990	904,990
4.60%, 04/15/48	1,250	1,130,728
4.75%, 01/23/29	9,384	9,598,972
4.75%, 04/15/58	2,555	2,285,864
4.90%, 01/23/31	4,724	4,909,434
4.95%, 01/15/42	6,785	6,588,407
5.00%, 06/15/34	4,518	4,697,329
5.45%, 01/23/39	9,315	9,760,553
5.55%, 01/23/49	16,980	17,266,964
5.80%, 01/23/59	8,736	9,114,053
5.88%, 06/15/35	1,690	1,863,245
8.00%, 11/15/39	2,605	3,361,720
8.20%, 01/15/39	6,141	7,985,694
Brown-Forman Corp.
4.00%, 04/15/38	1,674	1,521,938
4.50%, 07/15/45	3,070	2,700,504
4.75%, 04/15/33	3,010	3,061,896
Coca-Cola Co. (The)
1.00%, 03/15/28	6,834	6,441,883
1.38%, 03/15/31	5,020	4,409,256
1.45%, 06/01/27	5,302	5,130,470
1.50%, 03/05/28	4,542	4,335,277
1.65%, 06/01/30	6,889	6,243,944
2.00%, 03/05/31	4,496	4,086,938
2.13%, 09/06/29	5,913	5,572,792
2.25%, 01/05/32	9,475	8,600,518
2.50%, 06/01/40	5,348	4,031,495
2.50%, 03/15/51	7,265	4,458,976
2.60%, 06/01/50	7,404	4,693,190
2.75%, 06/01/60	5,676	3,422,683
2.88%, 05/05/41	3,800	2,949,987
2.90%, 05/25/27	4,482	4,434,025
3.00%, 03/05/51	6,345	4,334,101
3.38%, 03/25/27	6,737	6,714,207
3.45%, 03/25/30	6,563	6,448,009
4.20%, 03/25/50	3,616	3,098,204
4.65%, 08/14/34(b)	3,325	3,416,428
5.00%, 05/13/34	4,265	4,475,929
5.20%, 01/14/55	4,555	4,494,306
5.30%, 05/13/54	4,405	4,395,886
5.40%, 05/13/64	6,835	6,806,366
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	3,940	4,084,652
5.45%, 06/01/34	2,455	2,586,113
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,098	3,451,555
2.75%, 01/22/30	6,088	5,756,611

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.10%, 05/06/35	$1,160	$1,177,698
5.25%, 11/26/43	2,412	2,374,571
Constellation Brands Inc.
2.25%, 08/01/31	1,560	1,383,528
2.88%, 05/01/30(b)	3,475	3,271,127
3.15%, 08/01/29	4,522	4,361,662
3.50%, 05/09/27	3,190	3,163,903
3.60%, 02/15/28	3,275	3,242,643
3.70%, 12/06/26	3,625	3,613,736
3.75%, 05/01/50	2,895	2,147,035
4.10%, 02/15/48	3,011	2,396,232
4.35%, 05/09/27	3,285	3,298,845
4.50%, 05/09/47	2,355	1,983,236
4.65%, 11/15/28	2,917	2,960,445
4.75%, 05/09/32	1,175	1,186,341
4.80%, 01/15/29	2,070	2,106,666
4.80%, 05/01/30	1,665	1,695,433
4.90%, 05/01/33(b)	3,915	3,944,307
4.95%, 11/01/35(b)	1,910	1,894,226
5.25%, 11/15/48	2,480	2,327,204
Diageo Capital PLC
2.00%, 04/29/30	6,106	5,585,410
2.13%, 04/29/32	4,003	3,490,637
2.38%, 10/24/29	3,865	3,638,844
3.88%, 05/18/28	3,589	3,585,931
3.88%, 04/29/43	2,532	2,110,738
5.30%, 10/24/27	5,085	5,210,381
5.50%, 01/24/33	3,797	4,026,367
5.63%, 10/05/33	3,710	3,968,607
5.88%, 09/30/36	3,370	3,673,563
Diageo Investment Corp.
4.25%, 05/11/42	2,082	1,814,909
5.13%, 08/15/30	1,530	1,589,987
5.63%, 04/15/35	860	916,818
7.45%, 04/15/35	3,590	4,346,235
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	675	499,920
4.38%, 05/10/43	900	796,698
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,738	2,440,145
3.20%, 05/01/30	3,304	3,136,056
3.35%, 03/15/51	2,480	1,675,234
3.43%, 06/15/27	4,158	4,114,089
3.80%, 05/01/50	3,560	2,621,963
3.95%, 04/15/29	5,935	5,863,942
4.05%, 04/15/32	3,865	3,721,162
4.35%, 05/15/28	4,515	4,528,686
4.42%, 12/15/46	2,007	1,660,383
4.50%, 11/15/45	2,770	2,355,971
4.50%, 04/15/52	4,630	3,802,484
4.60%, 05/25/28	3,510	3,537,042
4.60%, 05/15/30	2,145	2,154,735
5.05%, 03/15/29	3,075	3,138,807
5.09%, 05/25/48	2,030	1,828,102
5.10%, 03/15/27	2,185	2,207,163
5.15%, 05/15/35	2,545	2,560,145
5.30%, 03/15/34	2,190	2,234,276
Series 10, 5.20%, 03/15/31	2,815	2,888,690
Molson Coors Beverage Co.
4.20%, 07/15/46	8,382	6,863,345
5.00%, 05/01/42	5,322	4,961,773
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31	$4,220	$3,703,169
1.63%, 05/01/30	7,648	6,939,410
1.95%, 10/21/31	5,685	5,055,244
2.63%, 03/19/27	3,498	3,448,218
2.63%, 07/29/29	5,398	5,163,728
2.63%, 10/21/41	3,450	2,533,185
2.75%, 03/19/30	7,228	6,877,484
2.75%, 10/21/51	4,440	2,854,135
2.88%, 10/15/49	4,277	2,883,681
3.00%, 10/15/27	7,236	7,147,128
3.38%, 07/29/49	2,250	1,661,185
3.45%, 10/06/46	3,949	3,040,970
3.50%, 03/19/40	1,965	1,677,168
3.60%, 02/18/28	5,055	5,041,086
3.60%, 08/13/42	1,635	1,350,419
3.63%, 03/19/50	3,969	3,060,705
3.88%, 03/19/60	1,095	849,338
3.90%, 07/18/32	6,120	6,044,799
4.00%, 03/05/42	2,290	2,002,815
4.00%, 05/02/47	2,535	2,115,809
4.10%, 01/15/29	3,320	3,341,232
4.20%, 07/18/52	2,355	1,966,929
4.25%, 10/22/44	1,480	1,303,849
4.30%, 07/23/30	2,020	2,047,593
4.40%, 02/07/27	1,740	1,752,646
4.45%, 02/07/28	2,100	2,131,766
4.45%, 05/15/28	3,840	3,903,728
4.45%, 02/15/33(b)	4,020	4,103,536
4.45%, 04/14/46	4,385	3,942,342
4.50%, 07/17/29	4,495	4,593,337
4.60%, 02/07/30	2,030	2,080,764
4.65%, 07/23/32	2,700	2,767,543
4.65%, 02/15/53	2,095	1,885,615
4.80%, 07/17/34	3,690	3,789,534
4.88%, 11/01/40	1,860	1,834,388
5.00%, 02/07/35(b)	2,000	2,066,833
5.00%, 07/23/35	4,150	4,281,840
5.25%, 07/17/54	3,415	3,383,358
5.50%, 01/15/40	1,990	2,108,026
7.00%, 03/01/29	3,645	3,987,471
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,010	2,050,249
4.65%, 02/16/27	2,310	2,332,297
4.70%, 02/16/34	2,530	2,560,534
		608,310,943
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,866,732
2.00%, 01/15/32	5,520	4,819,899
2.20%, 02/21/27	5,067	4,957,800
2.30%, 02/25/31	6,006	5,451,855
2.45%, 02/21/30	5,262	4,903,510
2.77%, 09/01/53	4,045	2,457,080
2.80%, 08/15/41	3,465	2,565,275
3.00%, 02/22/29	2,985	2,891,052
3.00%, 01/15/52	4,317	2,866,533
3.15%, 02/21/40	4,942	3,948,251
3.20%, 11/02/27	5,777	5,697,844
3.35%, 02/22/32	3,691	3,490,023
3.38%, 02/21/50	7,445	5,415,475

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.05%, 08/18/29	$6,280	$6,272,665
4.20%, 03/01/33	4,250	4,174,168
4.20%, 02/22/52	3,559	2,872,762
4.40%, 05/01/45	10,209	8,892,125
4.40%, 02/22/62	4,731	3,788,114
4.56%, 06/15/48	6,429	5,597,825
4.66%, 06/15/51	13,850	12,127,748
4.88%, 03/01/53	4,965	4,472,036
4.95%, 10/01/41	3,292	3,152,503
5.15%, 03/02/28	17,355	17,758,931
5.15%, 11/15/41	3,765	3,690,958
5.25%, 03/02/30	13,070	13,579,212
5.25%, 03/02/33	16,860	17,578,712
5.60%, 03/02/43	12,460	12,710,662
5.65%, 06/15/42	2,290	2,352,803
5.65%, 03/02/53	17,275	17,355,704
5.75%, 03/15/40	1,250	1,314,746
5.75%, 03/02/63	11,385	11,424,510
6.38%, 06/01/37	2,665	2,987,971
6.40%, 02/01/39	3,065	3,417,057
Baxalta Inc., 5.25%, 06/23/45	2,588	2,506,618
Biogen Inc.
2.25%, 05/01/30	8,040	7,394,699
3.15%, 05/01/50	6,966	4,610,665
3.25%, 02/15/51	3,361	2,249,015
5.05%, 01/15/31	1,285	1,329,093
5.20%, 09/15/45	5,352	5,022,182
5.75%, 05/15/35	1,975	2,100,491
6.45%, 05/15/55	3,015	3,235,457
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	2,931	2,900,027
3.70%, 03/15/32	4,200	3,963,254
Gilead Sciences Inc.
1.20%, 10/01/27	4,717	4,504,632
1.65%, 10/01/30	5,928	5,309,749
2.60%, 10/01/40	4,626	3,455,795
2.80%, 10/01/50	7,425	4,819,180
2.95%, 03/01/27	7,429	7,350,669
4.00%, 09/01/36	4,383	4,124,773
4.15%, 03/01/47	8,290	7,007,645
4.50%, 02/01/45	6,800	6,124,454
4.60%, 09/01/35	5,293	5,282,210
4.75%, 03/01/46	10,583	9,776,460
4.80%, 11/15/29	3,160	3,256,533
4.80%, 04/01/44	5,931	5,558,724
5.10%, 06/15/35	4,450	4,604,747
5.25%, 10/15/33(b)	2,965	3,128,088
5.50%, 11/15/54	4,110	4,149,732
5.55%, 10/15/53	4,870	4,954,678
5.60%, 11/15/64	3,255	3,304,699
5.65%, 12/01/41	4,447	4,666,330
Illumina Inc.
2.55%, 03/23/31	1,055	955,121
4.75%, 12/12/30	1,650	1,659,017
5.75%, 12/13/27	3,790	3,891,758
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	7,002	6,250,394
2.80%, 09/15/50	3,373	2,117,236
Royalty Pharma PLC
1.75%, 09/02/27	4,776	4,586,337
2.15%, 09/02/31	2,989	2,624,507
Security	Par (000)	Value
Biotechnology (continued)
2.20%, 09/02/30	$4,349	$3,944,564
3.30%, 09/02/40	4,762	3,734,956
3.35%, 09/02/51	3,250	2,189,240
3.55%, 09/02/50	4,497	3,161,671
4.45%, 03/25/31(b)	1,890	1,884,586
5.15%, 09/02/29	3,210	3,299,328
5.20%, 09/25/35	2,050	2,073,397
5.40%, 09/02/34	2,535	2,606,866
5.90%, 09/02/54	2,385	2,383,459
5.95%, 09/25/55	2,635	2,659,724
		387,565,301
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27(c)	1,020	1,026,452
4.70%, 04/07/28(c)	1,540	1,559,347
4.95%, 04/07/30(c)	1,140	1,169,957
5.40%, 04/07/35(c)	1,380	1,430,794
Carlisle Companies Inc.
2.20%, 03/01/32	2,490	2,173,185
2.75%, 03/01/30	4,119	3,887,856
3.75%, 12/01/27	3,035	3,019,377
5.25%, 09/15/35	1,010	1,032,375
5.55%, 09/15/40	1,165	1,183,714
Carrier Global Corp.
2.49%, 02/15/27	3,528	3,463,749
2.70%, 02/15/31	3,770	3,491,383
2.72%, 02/15/30	9,518	8,969,462
3.38%, 04/05/40	7,465	6,093,377
3.58%, 04/05/50	6,378	4,783,125
5.90%, 03/15/34	2,902	3,133,546
6.20%, 03/15/54	2,199	2,411,111
CRH America Finance Inc.
4.40%, 02/09/31	3,785	3,791,659
5.00%, 02/09/36	3,505	3,541,155
5.40%, 05/21/34	1,650	1,719,664
5.50%, 01/09/35	3,430	3,597,339
5.60%, 02/09/56	3,195	3,203,909
5.88%, 01/09/55	1,080	1,126,260
CRH SMW Finance DAC
5.13%, 01/09/30	2,780	2,866,727
5.20%, 05/21/29	2,300	2,375,650
Eagle Materials Inc.
2.50%, 07/01/31	2,700	2,454,187
5.00%, 03/15/36	1,325	1,311,467
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,977	3,830,635
4.00%, 03/25/32	2,255	2,164,460
4.50%, 03/25/52	2,917	2,387,246
5.88%, 06/01/33	2,584	2,742,020
Johnson Controls International PLC
4.50%, 02/15/47	2,687	2,351,628
4.63%, 07/02/44	2,685	2,412,045
4.95%, 07/02/64(e)	2,307	2,026,837
6.00%, 01/15/36	1,249	1,369,929
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,445	3,082,591
2.00%, 09/16/31	2,655	2,341,877
4.90%, 12/01/32	2,990	3,062,487
5.50%, 04/19/29	3,235	3,374,341

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Lennox International Inc.
1.70%, 08/01/27	$1,993	$1,917,545
5.50%, 09/15/28	2,670	2,764,510
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,280	2,060,150
3.20%, 07/15/51	5,170	3,543,629
3.45%, 06/01/27	2,383	2,366,644
3.50%, 12/15/27	3,614	3,578,848
4.25%, 12/15/47	4,115	3,461,264
5.15%, 12/01/34	1,880	1,930,776
5.50%, 12/01/54	2,240	2,224,622
Series CB, 2.50%, 03/15/30	3,516	3,279,789
Masco Corp.
1.50%, 02/15/28	3,477	3,279,902
2.00%, 10/01/30	2,324	2,084,774
2.00%, 02/15/31	2,640	2,342,748
3.13%, 02/15/51	2,021	1,351,591
3.50%, 11/15/27	2,338	2,314,728
4.50%, 05/15/47(b)	2,265	1,952,773
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,648,690
5.85%, 09/18/28	1,825	1,902,214
Owens Corning
3.50%, 02/15/30	1,040	1,008,282
3.88%, 06/01/30	2,115	2,077,280
3.95%, 08/15/29	3,413	3,388,452
4.30%, 07/15/47	4,926	4,057,221
4.40%, 01/30/48	3,134	2,602,459
5.50%, 06/15/27	1,920	1,959,164
5.70%, 06/15/34(b)	3,580	3,779,361
5.95%, 06/15/54(b)	1,235	1,267,123
7.00%, 12/01/36	1,605	1,843,419
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,760	4,727,963
4.50%, 03/21/49	1,925	1,683,443
4.65%, 11/01/44	1,493	1,372,449
5.10%, 06/13/34	2,735	2,826,132
5.25%, 03/03/33	1,665	1,741,764
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	3,983	3,965,796
4.30%, 02/21/48	1,838	1,573,256
5.75%, 06/15/43	2,372	2,509,301
Vulcan Materials Co.
3.50%, 06/01/30	4,265	4,140,277
3.90%, 04/01/27	2,660	2,656,729
4.50%, 06/15/47	3,489	3,056,367
4.70%, 03/01/48	2,538	2,270,505
4.95%, 12/01/29	2,175	2,236,661
5.35%, 12/01/34	3,490	3,635,897
5.70%, 12/01/54	3,535	3,606,313
		213,953,734
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,677	6,494,351
2.05%, 05/15/30	3,997	3,677,406
2.70%, 05/15/40	4,211	3,199,110
2.80%, 05/15/50	5,432	3,548,279
4.30%, 06/11/28	2,480	2,506,146
4.60%, 02/08/29	5,280	5,385,172
4.75%, 02/08/31	3,525	3,622,184
4.80%, 03/03/33	3,625	3,717,631
Security	Par (000)	Value
Chemicals (continued)
4.85%, 02/08/34	$4,660	$4,766,000
4.90%, 10/11/32	1,600	1,654,693
Albemarle Corp.
4.65%, 06/01/27	4,395	4,408,044
5.05%, 06/01/32(b)	2,740	2,751,868
5.45%, 12/01/44	2,040	1,879,086
5.65%, 06/01/52	2,230	2,020,661
Cabot Corp.
4.00%, 07/01/29	1,870	1,854,510
5.00%, 06/30/32	2,390	2,437,309
CF Industries Inc.
4.95%, 06/01/43	4,120	3,739,331
5.15%, 03/15/34	3,956	3,993,582
5.30%, 11/26/35	3,300	3,324,587
5.38%, 03/15/44	3,162	3,011,337
Dow Chemical Co. (The)
2.10%, 11/15/30	2,511	2,225,810
3.60%, 11/15/50	3,521	2,338,494
4.25%, 10/01/34	2,634	2,429,920
4.38%, 11/15/42	6,676	5,393,933
4.63%, 10/01/44	3,685	3,004,405
4.80%, 11/30/28	4,487	4,551,399
4.80%, 01/15/31	3,495	3,486,732
4.80%, 05/15/49	3,685	2,968,428
5.15%, 02/15/34(b)	1,785	1,785,680
5.25%, 11/15/41	4,141	3,796,331
5.35%, 03/15/35(b)	2,145	2,137,078
5.55%, 11/30/48	4,248	3,814,551
5.60%, 02/15/54	2,045	1,824,886
5.65%, 03/15/36(b)	2,435	2,448,090
5.95%, 03/15/55	2,345	2,193,518
6.30%, 03/15/33	1,695	1,813,042
6.90%, 05/15/53(b)	3,000	3,153,341
7.38%, 11/01/29	4,081	4,521,920
9.40%, 05/15/39	2,577	3,365,224
DuPont de Nemours Inc.
4.73%, 11/15/28(c)	4,690	4,752,880
5.32%, 11/15/38	4,789	4,887,117
5.42%, 11/15/48(b)	1,867	1,779,789
Eastman Chemical Co.
4.50%, 12/01/28	2,056	2,070,872
4.65%, 10/15/44	4,503	3,854,235
4.80%, 09/01/42(b)	2,747	2,453,262
5.00%, 08/01/29	3,205	3,269,845
5.63%, 02/20/34(b)	2,580	2,667,804
5.75%, 03/08/33	2,435	2,557,225
Ecolab Inc.
1.30%, 01/30/31	2,920	2,537,678
1.65%, 02/01/27	3,607	3,516,976
2.13%, 02/01/32	3,390	3,000,204
2.13%, 08/15/50	2,708	1,521,224
2.70%, 12/15/51	5,125	3,228,738
2.75%, 08/18/55	5,154	3,170,482
3.25%, 12/01/27	2,975	2,943,927
3.95%, 12/01/47	1,530	1,253,993
4.30%, 06/15/28	1,975	1,994,734
4.80%, 03/24/30	3,558	3,658,961
5.00%, 09/01/35	2,235	2,296,625
5.25%, 01/15/28	3,540	3,638,129
5.50%, 12/08/41	805	834,672

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP Inc.
2.30%, 07/15/30	$4,102	$3,803,544
4.80%, 05/15/33	1,840	1,849,668
5.13%, 05/15/32	2,370	2,441,477
FMC Corp.
3.45%, 10/01/29	3,336	3,022,671
4.50%, 10/01/49	2,495	1,634,276
5.65%, 05/18/33(b)	2,695	2,466,622
6.38%, 05/18/53(b)	2,465	1,990,672
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,218,023
4.45%, 09/26/28	1,885	1,893,999
5.00%, 09/26/48	3,027	2,703,291
Linde Inc./CT
1.10%, 08/10/30	5,812	5,097,685
2.00%, 08/10/50	3,135	1,715,063
3.55%, 11/07/42	2,742	2,225,400
Lubrizol Corp. (The), 6.50%, 10/01/34	1,952	2,220,535
LYB International Finance BV
4.88%, 03/15/44	4,520	3,800,609
5.25%, 07/15/43	3,244	2,853,375
LYB International Finance II BV, 3.50%, 03/02/27	2,460	2,445,909
LYB International Finance III LLC
2.25%, 10/01/30	3,092	2,757,286
3.38%, 10/01/40	4,458	3,289,777
3.63%, 04/01/51	4,836	3,177,989
3.80%, 10/01/60	3,300	2,098,426
4.20%, 10/15/49	4,418	3,241,724
4.20%, 05/01/50	4,742	3,453,720
5.13%, 01/15/31	435	436,651
5.50%, 03/01/34	3,565	3,557,635
5.63%, 05/15/33	3,200	3,254,482
5.88%, 01/15/36	650	653,126
6.15%, 05/15/35(b)	955	988,515
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	4,057	3,123,422
Mosaic Co. (The)
4.05%, 11/15/27	1,490	1,489,449
4.35%, 01/15/29	450	451,481
4.60%, 11/15/30	480	481,845
4.88%, 11/15/41	2,000	1,820,269
5.38%, 11/15/28	1,520	1,570,674
5.45%, 11/15/33	1,817	1,882,604
5.63%, 11/15/43	1,203	1,170,365
NewMarket Corp., 2.70%, 03/18/31	2,181	1,996,205
Nutrien Ltd.
2.95%, 05/13/30	2,439	2,311,054
3.95%, 05/13/50	2,755	2,138,320
4.00%, 12/15/26(b)	3,114	3,110,778
4.13%, 03/15/35	2,280	2,127,888
4.20%, 04/01/29	4,685	4,683,070
4.50%, 03/12/27	1,725	1,734,952
4.90%, 03/27/28	3,347	3,407,686
4.90%, 06/01/43	2,989	2,742,848
5.00%, 04/01/49	3,044	2,784,707
5.20%, 06/21/27	2,520	2,562,043
5.25%, 03/12/32	2,575	2,660,203
5.25%, 01/15/45	2,667	2,541,288
5.40%, 06/21/34	2,150	2,230,032
5.63%, 12/01/40	1,921	1,954,269
Security	Par (000)	Value
Chemicals (continued)
5.80%, 03/27/53	$2,380	$2,425,428
5.88%, 12/01/36	2,909	3,087,291
6.13%, 01/15/41	685	724,756
PPG Industries Inc.
2.55%, 06/15/30	2,277	2,121,306
2.80%, 08/15/29	2,075	1,980,341
3.75%, 03/15/28	4,811	4,797,407
4.38%, 03/15/31	2,150	2,154,904
Rohm & Haas Co., 7.85%, 07/15/29	170	189,702
RPM International Inc.
2.95%, 01/15/32	2,000	1,822,557
3.75%, 03/15/27	3,260	3,243,674
4.25%, 01/15/48	1,426	1,192,613
4.55%, 03/01/29	2,829	2,868,465
5.25%, 06/01/45	2,320	2,236,417
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,947	2,593,528
2.30%, 05/15/30	2,703	2,496,982
2.90%, 03/15/52	2,380	1,496,740
2.95%, 08/15/29	4,677	4,484,526
3.30%, 05/15/50	2,515	1,748,939
3.45%, 06/01/27	8,785	8,708,623
3.80%, 08/15/49	2,725	2,084,262
4.00%, 12/15/42	1,420	1,186,062
4.30%, 08/15/28	2,860	2,879,247
4.50%, 08/15/30	2,170	2,191,744
4.50%, 06/01/47	5,678	4,927,047
4.55%, 03/01/28	830	838,638
4.55%, 08/01/45	1,892	1,647,363
4.80%, 09/01/31	1,630	1,671,979
5.15%, 08/15/35	2,150	2,203,617
Westlake Corp.
2.88%, 08/15/41	2,103	1,443,158
3.13%, 08/15/51	2,840	1,751,643
3.38%, 06/15/30	2,245	2,140,482
3.38%, 08/15/61	2,504	1,503,851
4.38%, 11/15/47	2,505	1,957,541
5.00%, 08/15/46	3,190	2,750,976
5.55%, 11/15/35	1,265	1,272,607
6.38%, 11/15/55	1,650	1,653,712
		393,879,171
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,195,348
Automatic Data Processing Inc.
1.25%, 09/01/30	6,822	6,041,249
1.70%, 05/15/28	5,685	5,415,770
4.45%, 09/09/34	3,505	3,512,073
4.75%, 05/08/32	4,025	4,135,720
Block Financial LLC
2.50%, 07/15/28	2,778	2,646,266
3.88%, 08/15/30	3,213	3,111,296
5.38%, 09/15/32	1,030	1,044,418
Brown University, Series A, 2.92%, 09/01/50	2,835	1,921,801
California Endowment (The), Series 2021, 2.50%, 04/01/51(b)	3,548	2,150,802
California Institute of Technology
3.65%, 09/01/2119	1,094	715,078
4.32%, 08/01/45	1,602	1,424,503
4.70%, 11/01/2111	1,769	1,486,042

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Case Western Reserve University, 5.41%, 06/01/2122	$1,453	$1,377,689
Cintas Corp. No. 2
3.70%, 04/01/27	6,097	6,078,820
4.00%, 05/01/32	2,515	2,478,588
4.20%, 05/01/28	1,675	1,684,200
Claremont Mckenna College, 3.78%, 01/01/2122	830	559,884
Cornell University
4.84%, 06/15/34	2,070	2,130,546
Series 2025, 4.17%, 06/15/30	1,960	1,975,499
Series 2025, 4.73%, 06/15/35	2,050	2,081,365
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,490,016
Series 2020, 2.76%, 10/01/50	1,778	1,170,044
Series 2020, 2.83%, 10/01/55	2,710	1,743,852
Emory University
Series 2020, 2.14%, 09/01/30	358	329,149
Series 2020, 2.97%, 09/01/50	2,073	1,407,566
Equifax Inc.
2.35%, 09/15/31	5,415	4,825,473
3.10%, 05/15/30	3,296	3,121,523
4.80%, 09/15/29	3,690	3,750,174
5.10%, 12/15/27	4,310	4,385,651
5.10%, 06/01/28	3,540	3,609,696
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	2,760	1,705,683
Series 2020, 2.82%, 06/01/70(b)	3,167	1,864,399
George Washington University (The)
4.87%, 09/15/45	1,735	1,627,581
Series 2014, 4.30%, 09/15/44	1,595	1,393,295
Series 2018, 4.13%, 09/15/48	3,766	3,135,137
Georgetown University (The)
5.12%, 04/01/53(b)	280	266,701
Series 20A, 2.94%, 04/01/50(b)	1,814	1,201,054
Series A, 5.22%, 10/01/2118	1,286	1,166,204
Series B, 4.32%, 04/01/49	2,413	2,047,403
Global Payments Inc.
2.15%, 01/15/27	4,647	4,539,277
2.90%, 05/15/30	4,389	4,067,613
2.90%, 11/15/31	4,039	3,617,806
3.20%, 08/15/29	6,072	5,777,947
4.15%, 08/15/49	3,909	2,930,839
4.45%, 06/01/28	3,000	3,003,948
4.50%, 11/15/28	4,400	4,415,407
4.88%, 11/15/30	3,760	3,772,055
4.95%, 08/15/27	2,869	2,896,401
5.20%, 11/15/32	3,175	3,186,904
5.30%, 08/15/29	2,620	2,681,897
5.40%, 08/15/32	3,650	3,715,001
5.55%, 11/15/35	4,400	4,395,623
5.95%, 08/15/52(b)	3,705	3,558,416
GXO Logistics Inc.
2.65%, 07/15/31	2,852	2,552,031
6.25%, 05/06/29	3,460	3,635,885
6.50%, 05/06/34	2,680	2,885,132
Howard University, 5.21%, 10/01/52	978	855,286
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,165,075
Johns Hopkins University
4.71%, 07/01/32(b)	1,450	1,488,896
Series 2013, 4.08%, 07/01/53	2,283	1,886,391
Security	Par (000)	Value
Commercial Services (continued)
Series A, 2.81%, 01/01/60	$1,785	$1,061,833
Leland Stanford Junior University (The)
1.29%, 06/01/27	1,380	1,331,811
2.41%, 06/01/50	2,355	1,448,520
3.65%, 05/01/48	3,541	2,849,276
4.68%, 03/01/35(b)	2,100	2,137,927
Series 2025, 4.15%, 08/01/30	2,100	2,117,794
Massachusetts Institute of Technology
3.07%, 04/01/52	2,608	1,807,848
3.89%, 07/01/2116	708	507,779
3.96%, 07/01/38	819	765,562
4.68%, 07/01/2114	2,478	2,124,041
5.60%, 07/01/2111	3,170	3,225,623
5.62%, 06/01/55	2,430	2,565,931
Series F, 2.99%, 07/01/50	2,636	1,830,675
Series G, 2.29%, 07/01/51	2,284	1,333,954
Moody's Corp.
2.00%, 08/19/31(b)	3,652	3,244,634
2.75%, 08/19/41	3,095	2,252,231
3.10%, 11/29/61	2,345	1,486,901
3.25%, 01/15/28	3,634	3,580,726
3.25%, 05/20/50	1,593	1,101,544
3.75%, 02/25/52	2,100	1,590,923
4.25%, 02/01/29	3,056	3,074,084
4.25%, 08/08/32	2,885	2,855,033
4.88%, 12/17/48	2,055	1,862,199
5.00%, 08/05/34	2,555	2,623,319
5.25%, 07/15/44	2,961	2,863,033
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,060,999
Northwestern University
4.64%, 12/01/44	2,040	1,972,178
4.94%, 12/01/35	2,175	2,247,198
Series 2017, 3.66%, 12/01/57(b)	1,729	1,284,052
Series 2020, 2.64%, 12/01/50	2,694	1,728,459
PayPal Holdings Inc.
2.30%, 06/01/30	5,804	5,377,428
2.85%, 10/01/29	6,469	6,197,707
3.25%, 06/01/50	5,257	3,658,021
3.90%, 06/01/27	2,600	2,601,827
4.40%, 06/01/32	4,985	4,996,317
4.45%, 03/06/28	1,020	1,032,834
5.05%, 06/01/52	5,290	4,915,330
5.10%, 04/01/35	1,895	1,938,159
5.15%, 06/01/34	4,410	4,549,509
5.25%, 06/01/62	3,150	2,947,901
5.50%, 06/01/54	1,330	1,314,252
President and Fellows of Harvard College
2.52%, 10/15/50	3,294	2,042,268
3.15%, 07/15/46	2,150	1,606,663
3.30%, 07/15/56	2,006	1,419,029
3.75%, 11/15/52	1,420	1,120,210
4.61%, 02/15/35(b)	200	203,948
4.88%, 10/15/40	895	900,467
4.89%, 03/15/30	525	543,848
Quanta Services Inc.
2.35%, 01/15/32	2,286	2,023,349
2.90%, 10/01/30	3,935	3,697,619
3.05%, 10/01/41	3,050	2,285,730
4.30%, 08/09/28	1,625	1,634,069
4.50%, 01/15/31	1,625	1,630,780

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 08/09/27	$2,050	$2,071,720
5.10%, 08/09/35	1,625	1,647,036
5.25%, 08/09/34	2,050	2,121,867
RELX Capital Inc.
3.00%, 05/22/30	4,709	4,480,073
4.00%, 03/18/29	5,912	5,901,563
4.75%, 03/27/30	2,130	2,176,460
4.75%, 05/20/32	2,240	2,288,555
5.25%, 03/27/35	770	800,390
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,409	3,362,127
Rollins Inc., 5.25%, 02/24/35	740	758,001
S&P Global Inc.
1.25%, 08/15/30	4,018	3,539,031
2.30%, 08/15/60	3,105	1,613,580
2.45%, 03/01/27	5,275	5,182,963
2.50%, 12/01/29	2,847	2,685,798
2.70%, 03/01/29	5,765	5,536,986
2.90%, 03/01/32	3,921	3,631,222
2.95%, 01/22/27	4,526	4,479,369
3.25%, 12/01/49	4,018	2,884,546
3.70%, 03/01/52	5,580	4,306,287
3.90%, 03/01/62	1,369	1,049,078
4.25%, 05/01/29	4,580	4,607,613
4.75%, 08/01/28	3,850	3,925,145
5.25%, 09/15/33	2,917	3,083,208
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,055,192
TR Finance LLC
5.50%, 08/15/35	2,782	2,910,977
5.65%, 11/23/43	1,836	1,861,022
5.85%, 04/15/40	2,779	2,927,912
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,934	2,650,260
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,270,636
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(b)	650	642,620
Trustees of Dartmouth College, 4.27%, 06/01/30	875	886,095
Trustees of Princeton University (The)
4.20%, 03/01/52	1,580	1,354,942
4.65%, 07/01/30	290	298,347
5.70%, 03/01/39	2,490	2,722,034
Series 2020, 2.52%, 07/01/50	2,647	1,675,226
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,517,341
4.67%, 09/01/2112	390	329,750
Series 2020, 2.40%, 10/01/50	1,863	1,125,583
UL Solutions Inc., 6.50%, 10/20/28	1,150	1,214,142
University of Chicago (The)
3.00%, 10/01/52(b)	320	220,813
4.00%, 10/01/53	2,064	1,655,183
Series 20B, 2.76%, 04/01/45	1,477	1,183,354
Series C, 2.55%, 04/01/50	1,846	1,216,001
University of Miami, 4.06%, 04/01/52	2,257	1,848,779
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,850	1,463,625
Series 2017, 3.39%, 02/15/48	2,154	1,646,294
Security	Par (000)	Value
Commercial Services (continued)
University of Southern California
2.81%, 10/01/50	$1,370	$889,694
3.03%, 10/01/39	3,714	3,118,853
4.98%, 10/01/53(b)	1,645	1,560,748
5.25%, 10/01/2111	1,128	1,089,386
Series 2017, 3.84%, 10/01/47	2,173	1,776,370
Series 21A, 2.95%, 10/01/51	2,885	1,935,697
Series A, 3.23%, 10/01/2120	979	584,291
Verisk Analytics Inc.
3.63%, 05/15/50	2,591	1,898,885
4.13%, 03/15/29	4,663	4,663,858
4.50%, 08/15/30	1,390	1,401,964
5.13%, 02/15/36	2,440	2,473,821
5.25%, 06/05/34	2,690	2,772,577
5.25%, 03/15/35	2,200	2,250,680
5.50%, 06/15/45	2,050	2,032,182
5.75%, 04/01/33	3,340	3,553,713
Washington University (The)
3.52%, 04/15/54	2,816	2,094,408
4.35%, 04/15/2122	1,599	1,243,880
William Marsh Rice University
3.57%, 05/15/45	1,545	1,250,409
3.77%, 05/15/55(b)	1,695	1,325,063
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,335,765
Series 2020, 2.40%, 04/15/50(b)	1,988	1,223,168
Series 2025, 4.70%, 04/15/32	425	438,274
		427,731,172
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	4,210	4,222,820
4.05%, 10/04/29	5,505	5,518,118
4.25%, 10/04/31	5,845	5,860,907
4.50%, 10/04/34	5,275	5,236,158
Amdocs Ltd., 2.54%, 06/15/30	3,621	3,322,784
Apple Inc.
1.20%, 02/08/28	8,597	8,152,847
1.25%, 08/20/30	8,442	7,510,919
1.40%, 08/05/28	10,605	10,001,250
1.65%, 05/11/30	8,863	8,075,302
1.65%, 02/08/31	9,770	8,739,777
1.70%, 08/05/31	5,748	5,117,598
2.20%, 09/11/29	7,285	6,884,572
2.38%, 02/08/41	4,990	3,626,628
2.40%, 08/20/50	4,751	2,903,266
2.55%, 08/20/60	11,962	6,926,721
2.65%, 05/11/50	10,196	6,571,805
2.65%, 02/08/51	10,890	6,955,702
2.70%, 08/05/51	8,904	5,698,783
2.80%, 02/08/61	6,733	4,085,620
2.85%, 08/05/61	5,585	3,403,748
2.90%, 09/12/27	10,446	10,310,863
2.95%, 09/11/49	7,293	5,025,686
3.00%, 06/20/27	2,860	2,831,377
3.00%, 11/13/27	7,677	7,599,712
3.20%, 05/11/27	9,472	9,413,317
3.25%, 08/08/29	4,500	4,428,438
3.35%, 02/09/27	5,770	5,747,717
3.35%, 08/08/32	7,655	7,370,152
3.45%, 02/09/45	8,616	6,859,734
3.75%, 09/12/47	6,049	4,889,953

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.75%, 11/13/47	$6,682	$5,411,561
3.85%, 05/04/43	12,998	11,162,503
3.85%, 08/04/46	10,389	8,602,965
3.95%, 08/08/52	8,150	6,624,313
4.00%, 05/10/28	4,520	4,556,169
4.00%, 05/12/28	4,950	4,988,343
4.10%, 08/08/62	5,305	4,287,593
4.15%, 05/10/30	2,910	2,952,199
4.20%, 05/12/30	4,690	4,759,862
4.25%, 02/09/47	4,846	4,249,198
4.30%, 05/10/33	4,805	4,897,891
4.38%, 05/13/45	8,464	7,687,555
4.45%, 05/06/44	3,672	3,428,689
4.50%, 05/12/32	4,450	4,567,434
4.50%, 02/23/36(b)	7,443	7,602,462
4.65%, 02/23/46	15,169	14,223,932
4.75%, 05/12/35	4,450	4,592,188
4.85%, 05/10/53(b)	4,365	4,224,580
Booz Allen Hamilton Inc.
5.95%, 08/04/33(b)	1,737	1,827,622
5.95%, 04/15/35(b)	1,500	1,560,845
CGI Inc.
2.30%, 09/14/31	3,153	2,805,059
4.95%, 03/14/30(c)	2,430	2,471,399
Dell Inc.
6.50%, 04/15/38	2,165	2,350,639
7.10%, 04/15/28(b)	3,565	3,795,210
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,510	4,244,027
3.45%, 12/15/51	4,409	3,073,607
4.15%, 02/15/29	5,315	5,309,108
4.35%, 02/01/30	3,130	3,131,995
4.50%, 02/15/31	4,305	4,302,376
4.75%, 04/01/28	1,455	1,474,861
4.75%, 10/06/32	5,015	5,027,287
4.85%, 02/01/35	3,985	3,948,209
5.00%, 04/01/30	2,350	2,410,802
5.10%, 02/15/36	4,250	4,247,394
5.25%, 02/01/28	2,480	2,537,303
5.30%, 10/01/29	7,595	7,842,682
5.30%, 04/01/32	3,990	4,124,885
5.40%, 04/15/34	3,900	4,026,489
5.50%, 04/01/35	4,390	4,555,497
5.75%, 02/01/33	3,420	3,618,612
6.10%, 07/15/27	3,300	3,392,148
6.20%, 07/15/30	3,323	3,558,772
8.10%, 07/15/36	4,672	5,693,444
8.35%, 07/15/46	2,545	3,275,662
DXC Technology Co., 2.38%, 09/15/28	3,797	3,568,321
Fortinet Inc., 2.20%, 03/15/31	3,699	3,321,178
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	1,790	1,869,640
Genpact UK Finco PLC/Genpact USA Inc., 4.95%, 11/18/30	1,150	1,158,246
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,240	4,237,313
4.15%, 09/15/28	3,610	3,610,721
4.40%, 09/25/27	6,340	6,371,228
4.40%, 10/15/30	4,610	4,596,892
4.55%, 10/15/29	7,880	7,939,268
4.85%, 10/15/31	4,800	4,857,683
Security	Par (000)	Value
Computers (continued)
5.00%, 10/15/34	$5,660	$5,635,016
5.25%, 07/01/28	3,325	3,416,303
5.60%, 10/15/54	5,480	5,123,267
6.20%, 10/15/35	4,945	5,352,160
6.35%, 10/15/45	8,532	8,820,844
HP Inc.
2.65%, 06/17/31	5,210	4,714,196
3.00%, 06/17/27	5,394	5,302,721
3.40%, 06/17/30	565	541,592
4.00%, 04/15/29	5,240	5,189,129
4.20%, 04/15/32	3,165	3,089,237
4.75%, 01/15/28	5,055	5,121,125
5.40%, 04/25/30	1,640	1,705,793
5.50%, 01/15/33	5,450	5,656,127
6.00%, 09/15/41(b)	6,237	6,397,598
6.10%, 04/25/35(b)	2,430	2,585,829
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,165	3,187,635
4.60%, 02/05/29	5,100	5,188,677
4.75%, 02/05/31	3,585	3,667,079
4.90%, 02/05/34	4,590	4,675,938
5.25%, 02/05/44	3,320	3,265,227
5.30%, 02/05/54	6,710	6,401,189
International Business Machines Corp.
1.70%, 05/15/27	6,184	5,997,707
1.95%, 05/15/30	6,860	6,257,870
2.20%, 02/09/27	3,725	3,650,713
2.72%, 02/09/32	2,285	2,083,324
2.85%, 05/15/40	2,818	2,148,089
2.95%, 05/15/50	3,589	2,345,786
3.30%, 01/27/27	3,198	3,176,419
3.43%, 02/09/52	4,440	3,128,822
3.50%, 05/15/29	13,065	12,843,606
4.00%, 06/20/42	4,001	3,418,772
4.15%, 07/27/27	4,158	4,182,663
4.15%, 05/15/39	9,274	8,385,707
4.25%, 05/15/49	12,705	10,501,949
4.40%, 07/27/32	3,745	3,758,895
4.50%, 02/06/28	4,820	4,876,994
4.65%, 02/10/28	3,290	3,340,483
4.70%, 02/19/46	3,684	3,309,745
4.75%, 02/06/33	3,667	3,753,688
4.80%, 02/10/30	3,000	3,081,663
4.90%, 07/27/52	4,050	3,656,492
5.00%, 02/10/32	3,380	3,496,285
5.10%, 02/06/53	3,285	3,060,596
5.20%, 02/10/35(b)	3,390	3,509,955
5.60%, 11/30/39	4,125	4,333,464
5.70%, 02/10/55	3,890	3,932,697
5.88%, 11/29/32	3,674	3,999,630
6.22%, 08/01/27	2,772	2,875,216
6.50%, 01/15/28	1,980	2,080,699
7.13%, 12/01/96(b)	2,049	2,465,747
Kyndryl Holdings Inc.
2.70%, 10/15/28	2,962	2,833,764
3.15%, 10/15/31	3,740	3,406,094
4.10%, 10/15/41	3,325	2,642,752
6.35%, 02/20/34(b)	1,185	1,253,321
Leidos Inc.
2.30%, 02/15/31	4,138	3,725,361
4.38%, 05/15/30	1,553	1,553,651

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.75%, 03/15/33	$180	$190,913
NetApp Inc.
2.38%, 06/22/27	2,421	2,360,306
2.70%, 06/22/30	3,049	2,843,337
5.50%, 03/17/32	2,280	2,384,894
5.70%, 03/17/35	2,130	2,240,233
Teledyne FLIR LLC, 2.50%, 08/01/30	2,691	2,494,585
Western Digital Corp.
2.85%, 02/01/29	2,009	1,910,390
3.10%, 02/01/32	2,713	2,485,237
		679,263,331
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,110	3,082,180
3.25%, 08/15/32	3,100	2,938,550
3.70%, 08/01/47	1,465	1,179,421
4.00%, 08/15/45	3,518	3,029,449
4.20%, 05/01/30	3,780	3,827,690
4.60%, 03/01/28	1,744	1,776,199
4.60%, 03/01/33	1,974	2,027,852
Conopco Inc., Series E, 7.25%, 12/15/26	1,727	1,784,197
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	3,995	3,565,936
2.38%, 12/01/29	4,168	3,905,807
2.60%, 04/15/30	4,124	3,869,156
3.13%, 12/01/49	1,417	953,289
3.15%, 03/15/27	3,682	3,645,157
4.15%, 03/15/47	2,715	2,208,836
4.38%, 05/15/28	4,665	4,713,762
4.38%, 06/15/45	1,308	1,114,075
4.65%, 05/15/33	3,100	3,124,349
5.00%, 02/14/34	2,705	2,763,483
5.15%, 05/15/53	3,315	3,108,811
6.00%, 05/15/37	1,892	2,067,455
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,995	9,908,399
3.38%, 03/24/29	6,390	6,235,760
3.63%, 03/24/32	6,940	6,623,567
4.00%, 03/24/52	5,200	4,167,947
Kenvue Inc.
4.85%, 05/22/32	2,910	2,979,270
4.90%, 03/22/33	5,990	6,141,870
5.00%, 03/22/30	5,460	5,626,815
5.05%, 03/22/28	4,525	4,629,532
5.05%, 03/22/53(b)	7,325	6,804,554
5.10%, 03/22/43	3,500	3,391,726
5.20%, 03/22/63	3,770	3,488,987
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,185	6,338,237
1.90%, 02/01/27	3,050	2,988,420
1.95%, 04/23/31	3,292	2,980,401
2.30%, 02/01/32	2,110	1,937,065
2.80%, 03/25/27	4,427	4,377,966
2.85%, 08/11/27	5,521	5,451,393
3.00%, 03/25/30	8,025	7,745,433
3.50%, 10/25/47	2,845	2,216,008
3.55%, 03/25/40	1,965	1,713,234
3.60%, 03/25/50	1,972	1,535,653
3.95%, 01/26/28	3,955	3,981,406
4.05%, 05/01/30	3,270	3,292,772
4.05%, 01/26/33(b)	4,610	4,632,720
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.10%, 11/03/32	$2,200	$2,198,375
4.15%, 10/24/29	2,845	2,889,736
4.35%, 01/29/29	3,900	3,977,666
4.35%, 11/03/35(b)	2,200	2,193,934
4.55%, 01/29/34	3,380	3,451,726
4.55%, 10/24/34	2,580	2,631,617
4.60%, 05/01/35	2,805	2,868,281
5.55%, 03/05/37	3,060	3,347,549
5.80%, 08/15/34	2,000	2,205,406
Unilever Capital Corp.
1.38%, 09/14/30	3,121	2,776,313
1.75%, 08/12/31	4,695	4,151,951
2.13%, 09/06/29	5,420	5,095,143
2.90%, 05/05/27	7,970	7,880,277
3.50%, 03/22/28	7,214	7,167,291
4.25%, 08/12/27	3,350	3,376,005
4.63%, 08/12/34	3,180	3,221,330
4.88%, 09/08/28	2,650	2,724,471
5.00%, 12/08/33	3,011	3,138,496
5.90%, 11/15/32	5,525	6,067,213
Series 30Y, 2.63%, 08/12/51	3,030	1,905,249
		237,142,818
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	258,633
6.25%, 06/15/33(b)	315	336,874
WW Grainger Inc.
3.75%, 05/15/46	2,411	1,949,519
4.20%, 05/15/47	1,270	1,081,500
4.45%, 09/15/34	2,165	2,161,795
4.60%, 06/15/45	4,845	4,440,761
		10,229,082
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	16,388	15,867,636
3.30%, 01/30/32	17,724	16,434,348
3.40%, 10/29/33	7,297	6,617,825
3.65%, 07/21/27	6,545	6,494,235
3.85%, 10/29/41(b)	4,938	4,069,654
3.88%, 01/23/28	3,182	3,162,865
4.38%, 11/15/30	3,905	3,903,306
4.63%, 10/15/27	4,476	4,508,742
4.63%, 09/10/29	4,530	4,583,377
4.88%, 04/01/28	2,790	2,836,096
4.95%, 09/10/34	5,415	5,412,509
5.00%, 11/15/35	2,010	1,998,984
5.10%, 01/19/29	3,585	3,673,443
5.30%, 01/19/34	3,745	3,849,348
5.38%, 12/15/31	3,145	3,264,223
5.75%, 06/06/28	5,010	5,191,652
6.10%, 01/15/27	4,040	4,118,790
6.15%, 09/30/30	3,915	4,205,595
6.45%, 04/15/27	3,270	3,363,804
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	150	154,384
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,180	3,336,436
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,711	2,593,970
5.50%, 08/20/34	1,730	1,776,736

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp.
2.10%, 09/01/28	$2,240	$2,106,378
2.20%, 01/15/27	2,975	2,906,951
2.88%, 01/15/32	4,523	4,062,546
3.00%, 02/01/30	2,876	2,691,976
3.13%, 12/01/30	2,948	2,739,186
3.25%, 10/01/29	2,096	2,002,324
3.63%, 04/01/27	4,878	4,833,557
3.63%, 12/01/27	2,504	2,469,531
4.63%, 10/01/28	2,354	2,366,172
5.10%, 03/01/29	2,000	2,031,881
5.20%, 07/15/31	1,590	1,621,710
5.30%, 02/01/28	4,010	4,080,935
5.85%, 12/15/27	1,770	1,821,506
Ally Financial Inc.
2.20%, 11/02/28	4,445	4,178,431
4.75%, 06/09/27	3,620	3,641,318
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,110	1,133,450
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,795	2,815,228
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	1,920	1,963,785
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,470	3,592,644
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	3,160	3,340,502
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	2,665	2,806,016
7.10%, 11/15/27	3,425	3,588,730
8.00%, 11/01/31	11,515	13,116,074
American Express Co.
2.55%, 03/04/27	9,155	9,006,437
3.30%, 05/03/27	8,795	8,730,527
4.05%, 05/03/29	5,450	5,484,315
4.05%, 12/03/42	6,135	5,321,723
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	6,835	6,890,879
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	5,856	5,838,214
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	7,255	7,376,313
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	7,300	7,272,199
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	5,075	5,198,855
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,145	3,217,111
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,645	6,861,687
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	4,235	4,305,514
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	6,915	7,134,728
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	4,305	4,448,920
5.10%, 02/16/28, (1-day SOFR + 1.00%)(a)	5,585	5,657,722
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,810	7,032,569
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	8,210	8,515,636
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	5,345	5,585,756
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(a)	6,300	6,589,527
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,323,761
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	6,690	7,105,383
5.85%, 11/05/27	8,520	8,823,452
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,170	2,326,880
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,465	5,992,818
American Express Credit Corp., 3.30%, 05/03/27	3,122	3,101,252
Ameriprise Financial Inc.
4.50%, 05/13/32	2,925	2,951,710
5.15%, 05/15/33	2,815	2,933,535
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 04/15/35	$2,425	$2,486,190
5.70%, 12/15/28	3,330	3,488,419
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,337,975
Apollo Global Management Inc.
4.60%, 01/15/31	1,475	1,485,682
5.15%, 08/12/35	2,500	2,505,645
5.80%, 05/21/54	2,130	2,108,719
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(b)	2,265	2,222,053
6.38%, 11/15/33	2,104	2,322,626
Ares Management Corp.
5.60%, 10/11/54	2,095	1,988,927
6.38%, 11/10/28	2,490	2,632,454
BGC Group Inc.
6.15%, 04/02/30	1,515	1,562,136
6.60%, 06/10/29	2,290	2,389,269
8.00%, 05/25/28	1,835	1,959,599
Blue Owl Finance LLC
3.13%, 06/10/31	3,400	3,089,247
4.13%, 10/07/51	1,160	808,072
4.38%, 02/15/32	2,080	1,991,731
6.25%, 04/18/34	4,170	4,313,517
Brookfield Asset Management Ltd.
4.65%, 11/15/30	1,650	1,660,364
5.30%, 01/15/36	1,650	1,659,509
5.80%, 04/24/35	2,025	2,126,867
6.08%, 09/15/55	2,375	2,445,100
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,060	2,210,867
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	3,790	3,321,460
Brookfield Finance Inc.
2.72%, 04/15/31	2,915	2,673,576
3.50%, 03/30/51	3,196	2,239,460
3.63%, 02/15/52	2,197	1,564,933
3.90%, 01/25/28	6,791	6,767,620
4.35%, 04/15/30	4,609	4,628,267
4.70%, 09/20/47	4,466	3,861,568
4.85%, 03/29/29	5,102	5,193,306
5.33%, 01/15/36	1,320	1,329,922
5.68%, 01/15/35	2,635	2,731,822
5.97%, 03/04/54	2,505	2,554,238
6.35%, 01/05/34	2,965	3,224,045
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,257,898
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	4,643	4,055,449
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,090	2,765,920
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,125	4,003,407
3.65%, 05/11/27	4,707	4,681,493
3.75%, 03/09/27	5,999	5,974,658
3.80%, 01/31/28	6,495	6,458,925
4.10%, 02/09/27	5,025	5,021,832
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,355	2,353,635
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	6,966	7,040,652
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	1,610	1,607,490
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	4,125	4,250,557
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,040	5,168,907
5.46%, 07/26/30, (1-day SOFR +1.56%)(a)	2,535	2,629,840
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,516,036

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	$4,235	$4,407,575
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	5,910	6,219,587
5.88%, 07/26/35, (1-day SOFR +1.99%)(a)	5,185	5,476,890
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	4,590	4,895,713
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	740	776,438
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,290	7,652,178
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	7,725	8,400,705
6.70%, 11/29/32	3,815	4,227,548
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	6,120	6,923,863
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	4,355	5,155,323
Cboe Global Markets Inc.
1.63%, 12/15/30	3,710	3,290,132
3.00%, 03/16/32	1,670	1,548,077
3.65%, 01/12/27	4,489	4,472,426
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,764	3,307,381
1.95%, 12/01/31	3,886	3,406,939
2.00%, 03/20/28	5,102	4,899,983
2.30%, 05/13/31	3,538	3,211,486
2.45%, 03/03/27	6,110	5,998,837
2.75%, 10/01/29	3,139	2,993,749
2.90%, 03/03/32	4,518	4,152,871
3.20%, 03/02/27	4,327	4,287,767
3.20%, 01/25/28	4,903	4,835,551
3.25%, 05/22/29	3,295	3,210,443
3.30%, 04/01/27	4,875	4,837,272
4.00%, 02/01/29	3,668	3,679,378
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	7,015	7,035,732
4.63%, 03/22/30	3,158	3,233,661
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	3,300	3,306,507
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	3,310	3,438,909
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,220	5,607,416
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	7,335	8,014,869
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	4,570	4,850,854
CI Financial Corp.
3.20%, 12/17/30	5,083	4,586,313
4.10%, 06/15/51	900	636,994
CME Group Inc.
2.65%, 03/15/32	4,181	3,826,281
3.75%, 06/15/28	6,363	6,367,194
4.15%, 06/15/48	3,423	2,927,946
4.40%, 03/15/30	2,615	2,653,785
5.30%, 09/15/43	3,449	3,504,194
Credit Suisse USA LLC, 7.13%, 07/15/32	3,891	4,474,241
Eaton Vance Corp., 3.50%, 04/06/27	3,629	3,607,783
Enact Holdings Inc., 6.25%, 05/28/29	2,850	2,989,678
Franklin Resources Inc.
1.60%, 10/30/30	4,637	4,101,913
2.95%, 08/12/51	1,840	1,178,208
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,608	5,653,890
2.10%, 06/15/30	6,407	5,875,432
2.65%, 09/15/40	4,988	3,745,527
3.00%, 06/15/50	6,652	4,452,795
3.00%, 09/15/60	4,830	2,961,268
3.10%, 09/15/27	4,665	4,603,163
3.63%, 09/01/28	1,750	1,734,149
3.75%, 09/21/28	3,997	3,977,326
3.95%, 12/01/28	900	901,161
4.00%, 09/15/27	6,755	6,765,863
Security	Par (000)	Value
Diversified Financial Services (continued)
4.20%, 03/15/31(b)	$980	$981,693
4.25%, 09/21/48	6,210	5,246,412
4.35%, 06/15/29	7,255	7,334,067
4.60%, 03/15/33	6,440	6,529,415
4.95%, 06/15/52	5,712	5,306,463
5.20%, 06/15/62	4,515	4,247,284
5.25%, 06/15/31	3,080	3,228,966
Invesco Finance PLC, 5.38%, 11/30/43	1,899	1,873,513
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,355	1,382,038
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,805	4,242,577
2.75%, 10/15/32	4,235	3,700,617
4.15%, 01/23/30	4,970	4,888,293
4.85%, 01/15/27	4,838	4,866,464
5.88%, 07/21/28	5,105	5,293,696
6.20%, 04/14/34(b)	5,920	6,270,302
6.25%, 01/15/36	3,003	3,189,107
6.45%, 06/08/27	2,726	2,808,081
6.50%, 01/20/43	2,139	2,252,036
Lazard Group LLC
4.38%, 03/11/29	3,747	3,757,801
4.50%, 09/19/28	3,268	3,290,422
5.63%, 08/01/35	1,380	1,411,342
6.00%, 03/15/31	2,075	2,201,870
Legg Mason Inc., 5.63%, 01/15/44	2,828	2,839,117
LPL Holdings Inc.
4.90%, 04/03/28	745	755,630
5.15%, 06/15/30	2,085	2,131,349
5.20%, 03/15/30	3,630	3,720,548
5.65%, 03/15/35	2,340	2,399,072
5.70%, 05/20/27	2,700	2,751,070
5.75%, 06/15/35	1,415	1,462,796
6.00%, 05/20/34	2,180	2,288,361
6.75%, 11/17/28	2,395	2,556,649
Marex Group PLC
5.83%, 05/08/28	329	334,224
6.40%, 11/04/29	2,460	2,541,619
Mastercard Inc.
1.90%, 03/15/31	4,380	3,938,364
2.00%, 11/18/31	4,330	3,854,252
2.95%, 06/01/29	5,259	5,100,108
2.95%, 03/15/51	3,440	2,308,559
3.30%, 03/26/27	6,310	6,274,290
3.35%, 03/26/30	7,475	7,312,640
3.50%, 02/26/28	3,595	3,579,850
3.65%, 06/01/49	4,796	3,726,459
3.80%, 11/21/46	2,742	2,241,583
3.85%, 03/26/50	6,639	5,321,446
3.95%, 02/26/48	2,556	2,110,160
4.10%, 01/15/28	2,080	2,094,510
4.35%, 01/15/32	3,315	3,346,045
4.55%, 03/15/28	1,765	1,795,839
4.55%, 01/15/35	3,460	3,482,844
4.85%, 03/09/33	4,261	4,399,648
4.88%, 03/09/28	5,055	5,172,862
4.88%, 05/09/34	4,540	4,675,234
4.95%, 03/15/32	2,965	3,088,055
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,715,868
2.50%, 12/21/40	3,860	2,771,084

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 04/28/50	$4,168	$2,912,424
3.95%, 03/07/52	1,707	1,315,709
5.35%, 06/28/28	6,146	6,339,787
5.55%, 02/15/34	5,133	5,411,031
5.95%, 08/15/53	1,989	2,077,155
6.10%, 06/28/63	2,069	2,171,257
Nomura Holdings Inc.
2.17%, 07/14/28	5,532	5,256,646
2.33%, 01/22/27	6,478	6,345,555
2.61%, 07/14/31	4,505	4,080,670
2.68%, 07/16/30	4,810	4,451,329
2.71%, 01/22/29	3,360	3,211,224
3.00%, 01/22/32	4,485	4,086,078
3.10%, 01/16/30	5,775	5,499,352
4.90%, 07/01/30	3,510	3,573,597
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	20	19,844
5.39%, 07/06/27	2,575	2,621,581
5.49%, 06/29/35	2,820	2,932,363
5.59%, 07/02/27	3,155	3,222,597
5.61%, 07/06/29	2,680	2,796,069
5.78%, 07/03/34(b)	4,135	4,406,907
5.84%, 01/18/28	3,765	3,889,413
6.07%, 07/12/28	3,210	3,356,583
6.09%, 07/12/33	2,727	2,964,896
6.18%, 01/18/33	2,220	2,416,668
ORIX Corp.
2.25%, 03/09/31	3,225	2,903,754
3.70%, 07/18/27	3,253	3,233,237
4.00%, 04/13/32	2,613	2,546,002
4.45%, 09/09/30	1,625	1,634,704
4.65%, 09/10/29	1,450	1,475,564
5.00%, 09/13/27(b)	1,913	1,944,791
5.20%, 09/13/32	2,320	2,410,698
5.40%, 02/25/35	2,125	2,207,474
Radian Group Inc.
4.88%, 03/15/27	3,110	3,119,395
6.20%, 05/15/29	3,060	3,206,337
Raymond James Financial Inc.
3.75%, 04/01/51	3,765	2,823,172
4.65%, 04/01/30	3,942	4,029,140
4.90%, 09/11/35	1,625	1,616,967
4.95%, 07/15/46	3,929	3,628,469
5.65%, 09/11/55	1,720	1,700,389
Stifel Financial Corp., 4.00%, 05/15/30	2,517	2,468,577
Synchrony Financial
2.88%, 10/28/31	4,641	4,151,786
3.95%, 12/01/27	5,072	5,029,862
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	267,586
5.15%, 03/19/29	2,842	2,887,714
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	730	746,123
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	3,320	3,449,879
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	945	971,129
TPG Operating Group II LP
5.38%, 01/15/36	1,500	1,505,395
5.88%, 03/05/34	2,755	2,889,443
Visa Inc.
0.75%, 08/15/27	3,059	2,915,680
1.10%, 02/15/31	6,252	5,450,553
1.90%, 04/15/27	7,861	7,676,130
2.00%, 08/15/50	5,013	2,775,475
Security	Par (000)	Value
Diversified Financial Services (continued)
2.05%, 04/15/30	$7,706	$7,141,215
2.70%, 04/15/40	4,759	3,696,041
2.75%, 09/15/27	4,569	4,498,450
3.65%, 09/15/47	5,484	4,348,430
4.15%, 12/14/35	8,194	7,987,552
4.30%, 12/14/45	15,919	14,097,885
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,397,953
4.80%, 06/15/46	2,039	1,834,751
5.00%, 09/20/34	1,950	1,954,152
5.70%, 07/15/43	2,573	2,599,313
Western Union Co. (The)
2.75%, 03/15/31(b)	2,560	2,314,846
6.20%, 11/17/36(b)	2,847	2,989,786
		1,135,586,388
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	2,075	1,428,423
3.80%, 10/01/47	1,621	1,213,096
3.95%, 06/01/28	2,362	2,349,903
4.70%, 05/15/32	2,410	2,425,893
5.25%, 05/15/52	2,290	2,128,618
5.40%, 06/01/33	2,190	2,268,592
5.45%, 05/15/29	2,030	2,110,485
5.70%, 05/15/34	3,210	3,363,448
5.85%, 10/15/55	2,300	2,289,944
Series G, 4.15%, 05/01/49	1,556	1,219,462
Series H, 3.45%, 01/15/50	2,327	1,618,253
Series I, 2.10%, 07/01/30	3,135	2,859,796
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,694,617
3.15%, 09/15/49	739	509,551
3.75%, 12/01/47	2,525	1,964,584
3.80%, 06/15/49	1,886	1,451,774
4.00%, 12/01/46	1,890	1,543,693
4.25%, 09/15/48	1,782	1,485,596
4.50%, 06/15/52	2,250	1,942,369
5.15%, 04/01/34	1,635	1,677,038
5.38%, 06/15/35	900	935,710
5.40%, 03/15/53	2,610	2,585,080
Series M, 3.65%, 04/01/50	2,970	2,243,683
Series N, 2.75%, 08/15/51	1,884	1,186,111
AES Corp. (The)
2.45%, 01/15/31	6,040	5,478,936
5.45%, 06/01/28	4,380	4,477,808
5.80%, 03/15/32	580	596,051
Alabama Power Co.
3.00%, 03/15/52	3,340	2,210,208
3.05%, 03/15/32	1,020	949,092
3.13%, 07/15/51	2,845	1,921,828
3.45%, 10/01/49	2,858	2,081,157
3.75%, 09/01/27	2,500	2,498,040
3.75%, 03/01/45	3,328	2,655,741
3.85%, 12/01/42	1,677	1,396,543
3.94%, 09/01/32	2,740	2,673,854
4.15%, 08/15/44	2,000	1,701,210
4.30%, 01/02/46	1,852	1,589,573
5.10%, 04/02/35	2,005	2,059,641
5.85%, 11/15/33	1,815	1,959,367
6.00%, 03/01/39	1,284	1,397,184

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.13%, 05/15/38	$1,325	$1,461,036
Series 20-A, 1.45%, 09/15/30	3,214	2,850,147
Series A, 4.30%, 07/15/48	2,396	2,033,346
Series B, 3.70%, 12/01/47	2,626	2,033,013
Series C, 4.30%, 03/15/31	2,000	2,007,353
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	1,120	1,116,037
Ameren Corp.
1.75%, 03/15/28	2,511	2,382,248
1.95%, 03/15/27	3,075	2,992,444
3.50%, 01/15/31	3,555	3,419,939
5.00%, 01/15/29	3,529	3,615,710
5.38%, 03/15/35	2,330	2,402,537
5.70%, 12/01/26	3,540	3,592,805
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,570,830
2.90%, 06/15/51	1,989	1,291,329
3.25%, 03/15/50	1,812	1,273,487
3.70%, 12/01/47	2,581	2,005,630
3.80%, 05/15/28	2,412	2,406,379
3.85%, 09/01/32	2,215	2,137,887
4.15%, 03/15/46	2,446	2,060,712
4.50%, 03/15/49	2,549	2,205,667
4.95%, 06/01/33	2,180	2,240,553
5.55%, 07/01/54	2,835	2,856,269
5.63%, 03/01/55	3,605	3,684,643
5.90%, 12/01/52	1,805	1,904,273
American Electric Power Co. Inc.
2.30%, 03/01/30	2,191	2,024,326
3.20%, 11/13/27	2,993	2,948,073
3.25%, 03/01/50	1,637	1,100,204
3.88%, 02/15/62, (5-year CMT + 2.68%)(a)	3,400	3,307,199
5.20%, 01/15/29	5,325	5,504,570
5.63%, 03/01/33	3,101	3,278,347
5.75%, 11/01/27	2,970	3,060,325
5.95%, 11/01/32	2,214	2,392,186
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	2,970	3,201,577
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	1,940	2,036,198
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	760	754,485
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	610	608,925
Series J, 4.30%, 12/01/28	3,335	3,355,990
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,315,159
4.45%, 06/01/45	1,948	1,662,056
4.50%, 08/01/32	2,625	2,612,722
5.65%, 04/01/34	1,790	1,884,542
7.00%, 04/01/38	2,085	2,395,851
Series AA, 2.70%, 04/01/31	1,962	1,797,226
Series X, 3.30%, 06/01/27	2,309	2,283,465
Series Y, 4.50%, 03/01/49	2,130	1,785,898
Series Z, 3.70%, 05/01/50	2,540	1,869,958
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,747,009
2.60%, 08/15/29	2,635	2,494,156
2.65%, 09/15/50	2,051	1,258,254
2.95%, 09/15/27	2,124	2,085,783
3.35%, 05/15/50	2,982	2,087,382
3.50%, 12/01/49	1,733	1,250,014
3.75%, 05/15/46	2,006	1,553,105
Security	Par (000)	Value
Electric (continued)
4.20%, 08/15/48	$1,603	$1,316,754
4.25%, 03/01/49	1,845	1,512,520
4.35%, 11/15/45	2,502	2,126,499
4.50%, 04/01/42	2,225	1,977,243
5.05%, 09/01/41	1,665	1,603,802
5.55%, 08/01/33	2,065	2,168,314
5.70%, 08/15/34	2,880	3,042,072
5.90%, 08/15/55	2,710	2,789,921
6.35%, 12/15/32	1,765	1,938,601
Atlantic City Electric Co.
2.30%, 03/15/31	2,189	1,987,751
4.00%, 10/15/28	2,447	2,451,700
Avangrid Inc., 3.80%, 06/01/29	4,518	4,460,680
Avista Corp.
4.00%, 04/01/52	2,985	2,337,373
4.35%, 06/01/48	2,420	2,031,888
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,465	3,137,726
2.90%, 06/15/50	1,725	1,126,741
3.20%, 09/15/49	2,100	1,457,559
3.50%, 08/15/46	2,480	1,870,328
3.75%, 08/15/47	1,829	1,434,477
4.25%, 09/15/48	1,794	1,500,883
4.55%, 06/01/52	2,402	2,077,990
5.30%, 06/01/34	1,495	1,563,785
5.40%, 06/01/53	2,825	2,774,978
5.45%, 06/01/35	3,970	4,154,076
5.65%, 06/01/54	1,680	1,704,774
6.35%, 10/01/36	1,280	1,439,919
Basin Electric Power Cooperative, 5.85%, 10/15/55(c)	3,360	3,359,012
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,591	2,262,350
2.85%, 05/15/51	6,845	4,340,770
3.25%, 04/15/28	3,697	3,634,498
3.70%, 07/15/30	5,280	5,197,963
3.80%, 07/15/48	3,591	2,757,274
4.25%, 10/15/50	4,427	3,606,539
4.45%, 01/15/49	4,586	3,873,644
4.50%, 02/01/45	3,004	2,634,550
4.60%, 05/01/53	4,475	3,838,780
5.15%, 11/15/43	3,358	3,269,568
5.95%, 05/15/37	2,618	2,843,510
6.13%, 04/01/36	7,268	7,947,516
Black Hills Corp.
2.50%, 06/15/30	2,017	1,864,748
3.05%, 10/15/29	2,952	2,811,953
3.15%, 01/15/27	2,964	2,929,354
3.88%, 10/15/49	2,654	1,992,686
4.20%, 09/15/46	1,240	1,005,413
4.35%, 05/01/33	1,655	1,603,413
4.55%, 01/31/31	2,370	2,374,495
5.95%, 03/15/28	3,220	3,337,628
6.00%, 01/15/35	2,150	2,296,979
6.15%, 05/15/34	1,375	1,481,597
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,215	1,786,649
3.60%, 03/01/52	2,070	1,544,599
3.95%, 03/01/48	2,968	2,401,474
4.50%, 04/01/44	2,675	2,382,231
4.80%, 03/15/30	2,305	2,366,094

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 04/01/33	$2,165	$2,217,689
5.05%, 03/01/35	1,895	1,935,358
5.15%, 03/01/34	1,140	1,178,894
5.20%, 10/01/28	2,805	2,897,055
5.30%, 04/01/53	1,110	1,083,791
Series AA, 3.00%, 02/01/27	1,980	1,961,112
Series AD, 2.90%, 07/01/50	2,850	1,885,608
Series AE, 2.35%, 04/01/31	1,775	1,610,051
Series AF, 3.35%, 04/01/51	2,880	2,065,621
Series AG, 3.00%, 03/01/32	1,265	1,167,675
Series ai., 4.45%, 10/01/32	2,825	2,823,084
Series AJ, 4.85%, 10/01/52	2,590	2,389,086
Series AQ, 4.95%, 08/15/35	790	800,489
Series K2, 6.95%, 03/15/33	735	838,613
CenterPoint Energy Inc.
2.95%, 03/01/30	2,859	2,711,602
5.40%, 06/01/29	2,815	2,919,930
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	1,080	1,091,737
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,610	1,651,919
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,500	2,612,030
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(b)	2,090	2,230,148
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	1,919	1,692,915
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,299	1,381,763
CMS Energy Corp.
3.45%, 08/15/27	2,498	2,471,974
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	1,720	1,579,863
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	2,830	2,772,713
4.88%, 03/01/44	1,725	1,555,424
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	1,510	1,559,721
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,906,739
3.00%, 03/01/50	2,650	1,766,918
3.15%, 03/15/32	1,155	1,076,135
3.65%, 06/15/46	3,334	2,600,441
3.70%, 08/15/28	3,875	3,859,097
3.70%, 03/01/45	1,780	1,413,987
3.80%, 10/01/42	1,074	881,442
4.00%, 03/01/48	3,680	2,986,900
4.00%, 03/01/49	1,981	1,582,580
4.35%, 11/15/45	2,371	2,046,163
4.60%, 08/15/43	1,335	1,211,158
4.70%, 01/15/44	1,915	1,752,597
4.90%, 02/01/33	1,165	1,194,529
5.30%, 06/01/34	1,135	1,191,772
5.30%, 02/01/53	2,050	1,982,505
5.65%, 06/01/54	1,295	1,315,831
5.90%, 03/15/36	2,204	2,399,015
5.95%, 06/01/55	2,680	2,843,033
6.45%, 01/15/38	2,082	2,349,697
Series 122, 2.95%, 08/15/27	2,912	2,869,400
Series 123, 3.75%, 08/15/47	3,090	2,406,870
Series 127, 3.20%, 11/15/49	1,648	1,139,490
Series 130, 3.13%, 03/15/51	3,150	2,138,753
Series 131, 2.75%, 09/01/51	2,130	1,343,385
Series 133, 3.85%, 03/15/52	1,870	1,440,553
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,721	3,020,469
Security	Par (000)	Value
Electric (continued)
4.30%, 04/15/44	$2,460	$2,157,156
4.65%, 01/01/29	1,575	1,608,504
4.90%, 07/01/33	1,315	1,344,709
4.95%, 01/15/30	2,020	2,075,793
4.95%, 08/15/34	1,340	1,361,903
5.25%, 01/15/53	2,450	2,358,661
Series A, 2.05%, 07/01/31	2,130	1,899,336
Series A, 3.20%, 03/15/27	2,988	2,958,766
Series A, 4.15%, 06/01/45	2,015	1,695,168
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,409,683
3.20%, 12/01/51	2,240	1,521,626
3.60%, 06/15/61	3,698	2,598,061
3.70%, 11/15/59	3,043	2,170,722
3.80%, 05/15/28	3,211	3,202,134
3.85%, 06/15/46	3,669	2,941,045
3.95%, 03/01/43	3,511	2,946,783
4.45%, 03/15/44	3,958	3,504,315
4.50%, 12/01/45	3,827	3,374,018
4.50%, 05/15/58	3,214	2,683,910
4.63%, 12/01/54	3,247	2,792,477
5.20%, 03/01/33	2,140	2,241,104
5.38%, 05/15/34	2,350	2,454,229
5.50%, 03/15/34	2,921	3,088,926
5.70%, 06/15/40	2,147	2,242,490
5.70%, 05/15/54	3,430	3,494,959
5.75%, 11/15/55	2,075	2,125,698
5.90%, 11/15/53	3,770	3,932,668
6.15%, 11/15/52	3,630	3,894,865
Series 05-A, 5.30%, 03/01/35	1,170	1,215,176
Series 06-A, 5.85%, 03/15/36	2,737	2,948,191
Series 06-B, 6.20%, 06/15/36	1,012	1,123,059
Series 07-A, 6.30%, 08/15/37	1,503	1,681,927
Series 08-B, 6.75%, 04/01/38	2,063	2,386,887
Series 09-C, 5.50%, 12/01/39	2,851	2,940,707
Series 12-A, 4.20%, 03/15/42	2,033	1,772,054
Series 2017, 3.88%, 06/15/47	3,307	2,619,995
Series 20A, 3.35%, 04/01/30	3,604	3,498,113
Series 20B, 3.95%, 04/01/50	4,874	3,890,844
Series A, 4.13%, 05/15/49	3,567	2,894,871
Series B, 3.13%, 11/15/27	1,383	1,362,099
Series C, 3.00%, 12/01/60	2,428	1,474,724
Series C, 4.00%, 11/15/57	1,505	1,144,144
Series C, 4.30%, 12/01/56	2,359	1,908,632
Series D, 4.00%, 12/01/28	3,367	3,373,954
Series E, 4.65%, 12/01/48	3,534	3,132,453
Constellation Energy Generation LLC
5.60%, 03/01/28	4,145	4,284,388
5.60%, 06/15/42	3,893	3,952,497
5.75%, 10/01/41	2,281	2,344,316
5.75%, 03/15/54	4,515	4,531,815
5.80%, 03/01/33	2,550	2,733,239
6.13%, 01/15/34	2,200	2,395,625
6.25%, 10/01/39	3,392	3,713,466
6.50%, 10/01/53	4,575	5,046,820
Consumers Energy Co.
2.65%, 08/15/52	1,357	870,078
3.10%, 08/15/50	3,135	2,146,228
3.25%, 08/15/46	2,498	1,846,138
3.50%, 08/01/51	2,786	2,065,793
3.60%, 08/15/32	1,490	1,422,291

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 02/15/50	$1,961	$1,515,163
3.80%, 11/15/28	996	993,948
3.95%, 05/15/43	1,591	1,336,253
3.95%, 07/15/47	1,753	1,424,029
4.05%, 05/15/48	2,842	2,347,969
4.20%, 09/01/52	2,560	2,113,217
4.35%, 04/15/49	2,551	2,176,671
4.50%, 01/15/31	2,495	2,528,794
4.60%, 05/30/29	3,500	3,561,230
4.63%, 05/15/33	4,935	4,973,934
4.65%, 03/01/28	2,815	2,856,950
4.70%, 01/15/30	1,525	1,561,115
4.90%, 02/15/29	2,960	3,041,369
5.05%, 05/15/35	1,240	1,271,175
Dayton Power & Light Co. (The)
3.95%, 06/15/49	3,070	2,315,643
4.55%, 08/15/30(c)	2,005	2,003,476
Delmarva Power & Light Co., 4.15%, 05/15/45	1,799	1,543,086
Dominion Energy Inc.
4.25%, 06/01/28	3,402	3,412,379
4.35%, 08/15/32	1,700	1,672,924
4.60%, 05/15/28	3,085	3,123,350
4.70%, 12/01/44	2,160	1,931,290
4.85%, 08/15/52	2,755	2,408,297
5.00%, 06/15/30	2,580	2,658,174
5.38%, 11/15/32	3,980	4,158,164
5.45%, 03/15/35	3,310	3,418,394
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	800	806,817
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	1,530	1,543,360
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	990	1,024,436
7.00%, 06/15/38	1,645	1,898,348
Series A, 4.60%, 03/15/49	1,830	1,545,997
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	360	376,897
Series B, 3.30%, 04/15/41	2,300	1,770,120
Series B, 3.60%, 03/15/27	1,925	1,914,351
Series B, 5.95%, 06/15/35	2,567	2,757,072
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,050	4,419,843
Series C, 2.25%, 08/15/31	3,433	3,066,631
Series C, 3.38%, 04/01/30	6,899	6,664,350
Series C, 4.05%, 09/15/42	1,875	1,545,139
Series C, 4.90%, 08/01/41	2,360	2,201,691
Series E, 6.30%, 03/15/33	2,075	2,269,182
Series F, 5.25%, 08/01/33	2,425	2,502,071
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,915	1,740,209
5.10%, 06/01/65	2,170	1,976,336
5.30%, 05/15/33	1,505	1,580,861
5.45%, 02/01/41	1,275	1,297,665
6.05%, 01/15/38	2,265	2,466,215
6.25%, 10/15/53	2,210	2,437,843
6.63%, 02/01/32	625	702,082
Series 2025, 5.30%, 01/15/35	1,485	1,548,841
Series A, 2.30%, 12/01/31	2,330	2,090,203
DTE Electric Co.
2.25%, 03/01/30	2,767	2,574,286
2.95%, 03/01/50	3,122	2,117,664
3.70%, 03/15/45	2,670	2,134,728
3.70%, 06/01/46	2,035	1,598,782
3.75%, 08/15/47	2,457	1,921,220
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/49	$3,004	$2,424,394
4.25%, 05/14/27	2,050	2,064,127
4.30%, 07/01/44	1,706	1,487,589
4.85%, 12/01/26	2,880	2,910,157
5.20%, 04/01/33	2,775	2,901,653
5.20%, 03/01/34	2,315	2,408,447
5.25%, 05/15/35	2,900	3,004,743
5.40%, 04/01/53	2,665	2,644,295
5.85%, 05/15/55	2,390	2,511,744
Series A, 1.90%, 04/01/28	3,565	3,411,020
Series A, 3.00%, 03/01/32	2,385	2,215,347
Series A, 4.00%, 04/01/43	1,927	1,638,485
Series A, 4.05%, 05/15/48	2,456	2,027,101
Series B, 3.25%, 04/01/51	2,626	1,856,888
Series B, 3.65%, 03/01/52	1,845	1,389,864
Series C, 2.63%, 03/01/31	2,630	2,432,604
DTE Energy Co.
2.95%, 03/01/30	1,653	1,571,295
4.88%, 06/01/28	4,275	4,351,588
4.95%, 07/01/27	5,845	5,917,672
5.05%, 10/01/35	1,725	1,731,649
5.10%, 03/01/29	5,730	5,886,520
5.20%, 04/01/30	4,860	5,026,903
5.85%, 06/01/34	3,665	3,925,129
Series C, 3.40%, 06/15/29	3,295	3,205,386
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,351,632
2.45%, 02/01/30	2,415	2,270,695
2.55%, 04/15/31	2,708	2,495,289
2.85%, 03/15/32	2,480	2,276,197
2.95%, 12/01/26	2,847	2,823,918
3.20%, 08/15/49	3,515	2,451,399
3.45%, 04/15/51	2,735	1,977,788
3.55%, 03/15/52	2,520	1,854,765
3.70%, 12/01/47	2,372	1,835,381
3.75%, 06/01/45	2,524	2,015,644
3.88%, 03/15/46	2,840	2,292,537
3.95%, 11/15/28	3,551	3,562,289
3.95%, 03/15/48	2,225	1,792,327
4.00%, 09/30/42	2,124	1,812,902
4.25%, 12/15/41	2,109	1,884,366
4.85%, 03/15/30	1,545	1,593,162
4.85%, 01/15/34	2,595	2,641,080
4.95%, 01/15/33	4,360	4,512,866
5.25%, 03/15/35	2,225	2,317,142
5.30%, 02/15/40	3,535	3,627,258
5.35%, 01/15/53	2,355	2,306,083
5.40%, 01/15/54	4,119	4,084,701
6.00%, 01/15/38	1,462	1,588,227
6.05%, 04/15/38	2,075	2,268,238
6.10%, 06/01/37	2,320	2,533,173
6.45%, 10/15/32	1,760	1,957,235
Series A, 6.00%, 12/01/28(b)	1,804	1,905,789
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	1,000	1,003,356
Series A-2, 5.07%, 01/01/48	1,000	1,005,235
Duke Energy Carolinas SC Storm Funding LLC, Series A-1, 4.90%, 03/01/46	5,000	5,071,721
Duke Energy Corp.
2.45%, 06/01/30	3,900	3,616,908

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.55%, 06/15/31	$3,285	$2,995,132
3.15%, 08/15/27	4,403	4,338,620
3.25%, 01/15/82, (5-year CMT + 2.32%)(a)	2,487	2,399,917
3.30%, 06/15/41	3,758	2,926,877
3.40%, 06/15/29	2,687	2,624,970
3.50%, 06/15/51	3,670	2,600,019
3.75%, 09/01/46	6,557	5,053,226
3.95%, 08/15/47	2,420	1,900,397
4.20%, 06/15/49	2,840	2,280,610
4.30%, 03/15/28	4,460	4,481,747
4.50%, 08/15/32	5,220	5,225,109
4.80%, 12/15/45	3,044	2,739,117
4.85%, 01/05/27	2,295	2,314,470
4.85%, 01/05/29	2,265	2,312,738
4.95%, 09/15/35	3,555	3,558,119
5.00%, 12/08/27	2,820	2,869,908
5.00%, 08/15/52	5,095	4,597,291
5.45%, 06/15/34	3,210	3,365,448
5.70%, 09/15/55	6,470	6,453,858
5.75%, 09/15/33	2,970	3,166,403
5.80%, 06/15/54	2,900	2,932,795
6.10%, 09/15/53	3,265	3,436,298
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	900	944,466
Duke Energy Florida LLC
1.75%, 06/15/30	2,835	2,557,898
2.40%, 12/15/31	3,275	2,961,898
2.50%, 12/01/29	3,323	3,139,975
3.00%, 12/15/51	2,672	1,754,000
3.20%, 01/15/27	4,772	4,740,487
3.40%, 10/01/46	3,213	2,388,113
3.80%, 07/15/28	3,220	3,218,800
3.85%, 11/15/42	2,121	1,763,222
4.20%, 12/01/30	340	340,972
4.20%, 07/15/48	2,115	1,751,177
4.85%, 12/01/35	600	603,474
5.65%, 04/01/40	2,036	2,133,949
5.88%, 11/15/33	2,325	2,524,805
5.95%, 11/15/52	2,195	2,307,767
6.20%, 11/15/53	2,650	2,896,706
6.35%, 09/15/37	1,821	2,041,401
6.40%, 06/15/38	4,615	5,221,159
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	705	655,822
Series 2035, 3.11%, 09/01/38(b)	1,185	1,036,194
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,981,083
3.75%, 05/15/46	1,734	1,369,506
5.25%, 03/01/34	1,760	1,830,299
5.40%, 04/01/53	2,220	2,156,945
5.90%, 05/15/55	1,375	1,437,733
6.12%, 10/15/35	1,409	1,539,924
6.35%, 08/15/38	1,583	1,768,573
6.45%, 04/01/39	2,153	2,408,967
Series WWW, 4.90%, 07/15/43	1,519	1,425,398
Series YYY, 3.25%, 10/01/49	2,740	1,911,443
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,248	2,066,677
3.65%, 02/01/29	2,261	2,242,306
3.70%, 06/15/46	1,942	1,510,510
4.30%, 02/01/49	2,057	1,716,544
5.25%, 04/01/33	2,100	2,190,862
Security	Par (000)	Value
Electric (continued)
5.30%, 06/15/35	$1,500	$1,556,132
5.55%, 03/15/54	1,750	1,749,363
5.65%, 04/01/53	1,565	1,575,031
Duke Energy Progress LLC
2.00%, 08/15/31	3,265	2,903,183
2.50%, 08/15/50	3,330	2,001,011
2.90%, 08/15/51	2,229	1,437,209
3.40%, 04/01/32	2,480	2,354,086
3.45%, 03/15/29	3,132	3,085,469
3.60%, 09/15/47	2,756	2,107,250
3.70%, 09/01/28	2,906	2,892,285
3.70%, 10/15/46	2,624	2,040,328
4.00%, 04/01/52	1,570	1,247,930
4.10%, 05/15/42	1,330	1,150,480
4.10%, 03/15/43	1,819	1,557,672
4.15%, 12/01/44	2,699	2,289,001
4.20%, 08/15/45	1,884	1,601,997
4.35%, 03/06/27	630	634,331
4.38%, 03/30/44	2,217	1,937,917
5.05%, 03/15/35	2,605	2,668,877
5.10%, 03/15/34	2,700	2,805,600
5.25%, 03/15/33	2,385	2,498,119
5.35%, 03/15/53	2,435	2,380,215
5.55%, 03/15/55	2,185	2,197,660
6.30%, 04/01/38	1,630	1,832,451
Edison International
4.13%, 03/15/28	3,705	3,660,798
5.25%, 11/15/28	2,995	3,039,308
5.25%, 03/15/32(b)	1,690	1,692,931
5.45%, 06/15/29	2,850	2,898,388
5.75%, 06/15/27	3,198	3,251,549
6.25%, 03/15/30	570	596,493
6.95%, 11/15/29	2,825	3,010,843
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,152,617
6.00%, 05/15/35	809	848,938
Emera U.S. Finance LP
2.64%, 06/15/31	2,410	2,166,987
4.75%, 06/15/46	6,251	5,401,668
Enel Chile SA, 4.88%, 06/12/28	4,342	4,403,861
Entergy Arkansas LLC
2.65%, 06/15/51	3,043	1,849,081
3.35%, 06/15/52	2,190	1,519,476
4.00%, 06/01/28	1,940	1,943,304
4.20%, 04/01/49	2,694	2,212,232
5.15%, 01/15/33	2,015	2,089,391
5.30%, 09/15/33	1,465	1,529,813
5.45%, 06/01/34	2,600	2,732,947
5.75%, 06/01/54	1,475	1,521,992
Entergy Corp.
1.90%, 06/15/28	2,970	2,815,532
2.40%, 06/15/31	2,990	2,693,656
2.80%, 06/15/30	3,032	2,847,665
3.75%, 06/15/50	2,844	2,097,613
5.88%, 06/15/56, (5-year CMT + 2.17%)(a)	1,100	1,103,355
6.10%, 06/15/56, (5-year CMT + 2.01%)(a)	1,100	1,105,692
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	1,400	1,474,011
Entergy Louisiana LLC
1.60%, 12/15/30	1,553	1,380,347
2.35%, 06/15/32	1,980	1,749,069
2.90%, 03/15/51	3,480	2,232,194

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.05%, 06/01/31	$1,585	$1,490,679
3.10%, 06/15/41	851	650,358
3.12%, 09/01/27	2,345	2,313,818
3.25%, 04/01/28	2,589	2,554,247
4.00%, 03/15/33	3,542	3,427,500
4.20%, 09/01/48	4,101	3,370,794
4.20%, 04/01/50	2,751	2,234,078
4.75%, 09/15/52	2,230	1,985,845
4.95%, 01/15/45	2,735	2,538,668
5.15%, 09/15/34	3,460	3,560,181
5.35%, 03/15/34	2,070	2,160,615
5.70%, 03/15/54	3,285	3,329,239
5.80%, 03/15/55	2,245	2,304,054
Entergy Mississippi LLC
2.85%, 06/01/28	2,463	2,400,615
3.50%, 06/01/51	2,375	1,710,039
3.85%, 06/01/49	2,464	1,914,985
5.00%, 09/01/33	1,280	1,310,145
5.80%, 04/15/55	1,900	1,953,915
5.85%, 06/01/54	1,810	1,863,408
Entergy Texas Inc.
1.75%, 03/15/31	2,700	2,386,474
3.55%, 09/30/49	2,615	1,906,221
4.00%, 03/30/29	1,652	1,650,105
4.50%, 03/30/39	895	842,708
5.00%, 09/15/52	2,260	2,057,591
5.25%, 04/15/35	2,125	2,192,686
5.55%, 09/15/54	1,985	1,958,165
5.80%, 09/01/53	1,780	1,807,318
Evergy Inc.
2.90%, 09/15/29	5,002	4,773,455
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	870	887,281
Evergy Kansas Central Inc.
3.10%, 04/01/27	2,505	2,477,185
3.25%, 09/01/49	2,003	1,393,166
3.45%, 04/15/50	2,075	1,491,115
4.10%, 04/01/43	2,330	1,968,847
4.13%, 03/01/42	2,692	2,304,182
4.25%, 12/01/45	1,899	1,608,029
4.70%, 03/13/28	1,100	1,112,785
5.25%, 03/15/35	1,050	1,077,397
5.70%, 03/15/53	1,825	1,844,813
5.90%, 11/15/33	1,368	1,477,041
Evergy Metro Inc.
4.20%, 06/15/47	1,990	1,648,643
4.20%, 03/15/48	1,504	1,251,365
4.95%, 04/15/33	1,310	1,341,234
5.13%, 08/15/35	1,220	1,242,117
5.30%, 10/01/41	2,011	2,005,117
5.40%, 04/01/34(b)	1,545	1,622,453
Series 2019, 4.13%, 04/01/49	1,843	1,490,843
Series 2020, 2.25%, 06/01/30(b)	2,563	2,368,278
Eversource Energy
2.55%, 03/15/31	1,680	1,520,946
2.90%, 03/01/27	1,300	1,279,041
3.38%, 03/01/32	2,926	2,714,148
3.45%, 01/15/50	3,125	2,244,201
4.45%, 12/15/30	1,715	1,710,605
4.60%, 07/01/27	4,043	4,065,694
5.00%, 01/01/27	2,245	2,263,602
5.13%, 05/15/33	3,560	3,616,295
Security	Par (000)	Value
Electric (continued)
5.45%, 03/01/28	$5,910	$6,052,069
5.50%, 01/01/34	2,880	2,972,594
5.85%, 04/15/31	4,125	4,361,773
5.95%, 02/01/29	3,965	4,150,324
5.95%, 07/15/34	3,085	3,277,053
Series M, 3.30%, 01/15/28	1,926	1,889,526
Series O, 4.25%, 04/01/29	2,866	2,862,205
Series R, 1.65%, 08/15/30	2,871	2,533,782
Exelon Corp.
2.75%, 03/15/27	3,316	3,260,056
3.35%, 03/15/32	1,275	1,195,642
4.05%, 04/15/30	6,275	6,229,052
4.10%, 03/15/52	3,055	2,381,860
4.45%, 04/15/46	3,213	2,745,881
4.70%, 04/15/50	3,047	2,650,515
4.95%, 06/15/35	2,274	2,274,341
5.10%, 06/15/45	2,955	2,772,312
5.13%, 03/15/31	2,125	2,199,185
5.15%, 03/15/28	4,180	4,273,377
5.15%, 03/15/29	2,815	2,899,037
5.30%, 03/15/33	3,765	3,927,548
5.45%, 03/15/34	3,070	3,211,523
5.60%, 03/15/53	4,745	4,671,840
5.63%, 06/15/35	2,729	2,874,002
5.88%, 03/15/55	2,285	2,337,292
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	630	657,356
FirstEnergy Corp.
2.65%, 03/01/30	4,130	3,844,035
Series B, 2.25%, 09/01/30	1,810	1,642,691
Series B, 3.90%, 07/15/27	4,515	4,492,034
Series C, 3.40%, 03/01/50	2,780	1,953,463
Series C, 4.85%, 07/15/47	3,720	3,300,461
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,757,034
4.75%, 01/15/33(c)	1,780	1,787,571
5.00%, 01/15/35	1,695	1,707,242
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,615,044
2.88%, 12/04/51	5,202	3,391,648
3.15%, 10/01/49	3,819	2,668,149
3.70%, 12/01/47	3,867	3,022,479
3.80%, 12/15/42	2,236	1,866,578
3.95%, 03/01/48	4,752	3,870,013
3.99%, 03/01/49	2,705	2,186,145
4.05%, 06/01/42	3,210	2,778,653
4.05%, 10/01/44	2,778	2,333,463
4.13%, 02/01/42	2,933	2,575,109
4.13%, 06/01/48	2,421	2,013,518
4.40%, 05/15/28	3,265	3,305,620
4.63%, 05/15/30	3,680	3,759,911
4.80%, 05/15/33	3,145	3,220,361
4.95%, 06/01/35	1,804	1,850,311
5.00%, 08/01/34	1,470	1,510,205
5.05%, 04/01/28	5,640	5,786,024
5.10%, 04/01/33	3,720	3,868,928
5.15%, 06/15/29	4,221	4,388,403
5.25%, 02/01/41	2,079	2,093,965
5.30%, 06/15/34	4,710	4,957,600
5.30%, 04/01/53	3,535	3,463,139
5.60%, 06/15/54	3,860	3,940,054
5.63%, 04/01/34	2,065	2,212,832

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 02/01/37	$1,645	$1,769,270
5.69%, 03/01/40	2,418	2,568,090
5.70%, 03/15/55	3,530	3,669,103
5.80%, 03/15/65	1,433	1,500,923
5.95%, 02/01/38	2,533	2,771,307
5.96%, 04/01/39	1,820	1,979,435
Series A, 3.30%, 05/30/27	3,856	3,828,758
Georgia Power Co.
3.25%, 03/30/27	3,140	3,113,396
4.00%, 10/01/28	2,220	2,225,236
4.30%, 03/15/42	4,978	4,424,264
4.30%, 03/15/43	1,857	1,633,367
4.55%, 03/15/30	3,165	3,225,038
4.65%, 05/16/28	4,400	4,469,974
4.70%, 05/15/32	2,695	2,743,723
4.85%, 03/15/31	4,710	4,851,424
4.95%, 05/17/33	4,800	4,916,383
5.00%, 02/23/27	1,725	1,747,506
5.13%, 05/15/52	3,670	3,481,016
5.20%, 03/15/35	3,350	3,456,494
5.25%, 03/15/34	4,320	4,484,202
5.50%, 10/01/55	3,225	3,203,678
Series 10-C, 4.75%, 09/01/40	2,554	2,454,592
Series A, 3.25%, 03/15/51	3,450	2,395,539
Series B, 2.65%, 09/15/29	3,597	3,423,021
Series B, 3.70%, 01/30/50	2,443	1,865,252
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,970,072
Idaho Power Co.
5.20%, 08/15/34	1,190	1,234,055
5.50%, 03/15/53	1,930	1,924,896
5.70%, 03/15/55	2,075	2,115,792
5.80%, 04/01/54	1,060	1,092,889
Series K, 4.20%, 03/01/48	2,311	1,937,106
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,555,123
3.85%, 05/15/28	2,109	2,105,572
4.25%, 08/15/48	1,875	1,534,634
5.63%, 04/01/53	2,070	2,089,988
6.05%, 03/15/37	655	719,342
Series K, 4.55%, 03/15/46	1,903	1,666,845
Series L, 3.75%, 07/01/47	1,648	1,264,526
Interstate Power & Light Co.
3.10%, 11/30/51	1,745	1,149,341
3.70%, 09/15/46	2,208	1,685,815
5.45%, 09/30/54	1,625	1,567,506
5.60%, 06/29/35	2,575	2,699,639
5.70%, 10/15/33	1,570	1,662,471
6.25%, 07/15/39	1,040	1,132,654
Interstate Power and Light Co.
2.30%, 06/01/30	1,502	1,379,886
3.50%, 09/30/49(b)	1,699	1,243,239
3.60%, 04/01/29	2,517	2,471,986
4.10%, 09/26/28	3,546	3,544,974
4.95%, 09/30/34	1,085	1,090,673
5.60%, 10/01/55	2,620	2,580,045
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,775	2,726,366
5.75%, 04/01/34	1,790	1,825,614
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,976,437
5.30%, 07/01/43	1,906	1,849,169
Security	Par (000)	Value
Electric (continued)
Jersey Central Power & Light Co.
4.15%, 01/15/29(c)	$2,390	$2,391,370
4.40%, 01/15/31(c)	2,450	2,444,383
5.10%, 01/15/35	1,250	1,270,874
5.15%, 01/15/36(c)	1,750	1,781,996
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	572	559,644
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	968	947,342
Kentucky Utilities Co.
3.30%, 06/01/50	2,760	1,937,963
4.38%, 10/01/45	2,596	2,241,102
5.13%, 11/01/40	3,714	3,712,457
5.45%, 04/15/33	1,790	1,884,672
5.85%, 08/15/55	1,790	1,844,118
Louisville Gas and Electric Co.
4.25%, 04/01/49	1,715	1,416,161
5.45%, 04/15/33	1,900	1,999,186
5.85%, 08/15/55	2,370	2,435,031
MidAmerican Energy Co.
2.70%, 08/01/52	3,030	1,895,980
3.10%, 05/01/27	3,810	3,770,383
3.15%, 04/15/50	3,382	2,338,739
3.65%, 04/15/29	5,330	5,278,001
3.65%, 08/01/48	3,783	2,867,809
3.95%, 08/01/47	2,578	2,071,552
4.25%, 05/01/46	1,715	1,463,905
4.25%, 07/15/49	4,549	3,793,291
4.40%, 10/15/44	2,372	2,083,768
4.80%, 09/15/43	2,092	1,941,597
5.30%, 02/01/55	1,730	1,670,680
5.35%, 01/15/34	2,025	2,127,633
5.50%, 11/15/56	1,325	1,320,925
5.75%, 11/01/35	1,050	1,132,133
5.80%, 10/15/36	1,544	1,677,303
5.85%, 09/15/54	3,145	3,295,666
6.75%, 12/30/31	1,715	1,940,323
Mississippi Power Co.
3.95%, 03/30/28	2,265	2,260,935
Series 12-A, 4.25%, 03/15/42	2,011	1,755,131
Series B, 3.10%, 07/30/51	1,428	957,853
National Grid PLC
5.42%, 01/11/34	3,020	3,148,553
5.60%, 06/12/28	1,230	1,271,496
5.81%, 06/12/33	2,387	2,554,127
National Grid USA, 5.80%, 04/01/35	1,272	1,337,514
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,999	1,726,007
1.65%, 06/15/31	1,855	1,618,669
2.40%, 03/15/30	2,595	2,426,355
2.75%, 04/15/32	2,270	2,056,678
3.05%, 04/25/27	2,761	2,727,629
3.40%, 02/07/28	3,460	3,424,692
3.70%, 03/15/29	1,700	1,683,249
3.90%, 11/01/28	2,143	2,140,079
4.02%, 11/01/32	2,019	1,970,689
4.12%, 09/16/27	2,090	2,097,412
4.15%, 12/15/32	1,790	1,760,368
4.30%, 03/15/49	2,649	2,273,923
4.40%, 11/01/48	3,400	2,926,817

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.75%, 02/07/28	$885	$898,778
4.80%, 02/05/27	2,430	2,451,830
4.80%, 03/15/28	3,730	3,795,851
4.85%, 02/07/29	2,140	2,191,994
4.95%, 02/07/30	865	894,257
5.00%, 02/07/31	2,055	2,124,699
5.00%, 08/15/34	1,590	1,628,231
5.05%, 09/15/28	2,184	2,241,811
5.10%, 05/06/27	2,295	2,328,895
5.15%, 06/15/29	2,490	2,581,448
5.80%, 01/15/33	2,890	3,112,220
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	2,160	2,272,536
Series C, 8.00%, 03/01/32	2,028	2,407,862
Series D, 4.15%, 08/25/28	2,470	2,486,291
Nevada Power Co.
5.90%, 05/01/53	1,375	1,402,456
6.00%, 03/15/54	2,375	2,475,417
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	290	291,967
Series CC, 3.70%, 05/01/29	3,069	3,029,911
Series DD, 2.40%, 05/01/30	1,920	1,785,829
Series EE, 3.13%, 08/01/50	1,825	1,217,537
Series N, 6.65%, 04/01/36	1,765	1,997,016
Series R, 6.75%, 07/01/37	1,655	1,890,651
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,915	5,774,602
1.90%, 06/15/28	5,650	5,371,842
2.25%, 06/01/30	8,073	7,429,056
2.44%, 01/15/32	4,868	4,337,517
2.75%, 11/01/29	5,155	4,906,807
3.00%, 01/15/52	2,395	1,546,944
3.50%, 04/01/29	3,182	3,119,108
3.55%, 05/01/27	8,022	7,964,296
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	2,480	2,422,696
4.63%, 07/15/27	7,130	7,201,234
4.69%, 09/01/27	2,425	2,451,019
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(b)	2,633	2,571,609
4.85%, 02/04/28	2,950	3,004,292
4.90%, 02/28/28	6,315	6,432,791
4.90%, 03/15/29	4,545	4,660,936
5.00%, 02/28/30(b)	4,865	5,026,492
5.00%, 07/15/32	4,867	5,005,210
5.05%, 03/15/30	5,385	5,565,385
5.05%, 02/28/33	4,750	4,885,000
5.25%, 03/15/34	5,360	5,528,778
5.25%, 02/28/53	5,050	4,754,736
5.30%, 03/15/32	2,925	3,060,248
5.45%, 03/15/35	4,220	4,387,756
5.55%, 03/15/54	3,550	3,475,086
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)	1,116	1,129,312
5.90%, 03/15/55	2,975	3,064,993
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	220	228,486
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	450	476,338
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,320	1,372,331
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	2,280	2,442,167
Northern States Power Co./MN
2.25%, 04/01/31	2,530	2,307,101
2.60%, 06/01/51	3,469	2,168,740
2.90%, 03/01/50	3,214	2,160,172
3.20%, 04/01/52	2,270	1,598,290
Security	Par (000)	Value
Electric (continued)
3.40%, 08/15/42	$1,638	$1,296,438
3.60%, 05/15/46	1,341	1,048,865
3.60%, 09/15/47	2,433	1,866,994
4.00%, 08/15/45	1,657	1,389,703
4.13%, 05/15/44	1,840	1,573,923
4.50%, 06/01/52	1,900	1,647,550
5.05%, 05/15/35	3,240	3,326,702
5.10%, 05/15/53	3,200	3,029,298
5.35%, 11/01/39	1,940	1,985,134
5.40%, 03/15/54	2,885	2,853,503
5.65%, 05/15/55	1,790	1,832,409
6.20%, 07/01/37	1,453	1,610,033
6.25%, 06/01/36	1,390	1,542,837
Northern States Power Co./WI, 5.65%, 06/15/54	1,365	1,403,103
NorthWestern Corp., 4.18%, 11/15/44	505	424,876
NSTAR Electric Co.
1.95%, 08/15/31	976	864,131
3.10%, 06/01/51	1,980	1,356,623
3.20%, 05/15/27	2,911	2,878,845
3.25%, 05/15/29	2,407	2,338,141
3.95%, 04/01/30	2,457	2,434,848
4.40%, 03/01/44	1,665	1,469,681
4.55%, 06/01/52	2,165	1,869,405
4.85%, 03/01/30	2,370	2,433,010
4.95%, 09/15/52	1,390	1,278,073
5.20%, 03/01/35	3,000	3,080,003
5.40%, 06/01/34	2,550	2,656,796
5.50%, 03/15/40	985	1,016,090
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,052,568
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,327,063
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,639,995
4.50%, 04/01/47	3,140	2,655,244
5.05%, 10/01/48	2,680	2,436,718
5.25%, 09/01/50	1,627	1,496,426
5.38%, 11/01/40	2,190	2,185,929
5.80%, 06/01/54	1,440	1,430,572
5.90%, 02/01/55	1,485	1,493,247
5.95%, 11/01/39	1,501	1,606,423
6.20%, 12/01/53	2,235	2,334,888
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,777,847
Ohio Power Co.
4.00%, 06/01/49	2,207	1,722,091
4.15%, 04/01/48	2,292	1,823,685
5.00%, 06/01/33	1,335	1,362,963
5.65%, 06/01/34	1,990	2,083,817
Series P, 2.60%, 04/01/30	1,988	1,856,701
Series Q, 1.63%, 01/15/31	2,791	2,444,874
Series R, 2.90%, 10/01/51	2,510	1,572,776
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,091	2,017,271
3.30%, 03/15/30	2,111	2,036,251
3.80%, 08/15/28	2,987	2,974,280
3.85%, 08/15/47	1,929	1,533,604
4.15%, 04/01/47	3,250	2,688,463
5.40%, 01/15/33	2,025	2,131,506
5.60%, 04/01/53	3,680	3,664,784
5.80%, 04/01/55	1,415	1,451,199

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	$2,710	$1,657,986
2.75%, 05/15/30	3,687	3,482,784
3.10%, 09/15/49	3,360	2,279,609
3.70%, 11/15/28	4,088	4,066,100
3.70%, 05/15/50	2,106	1,573,038
3.75%, 04/01/45	2,806	2,241,270
3.80%, 09/30/47	1,837	1,444,597
3.80%, 06/01/49	2,598	2,004,426
4.10%, 11/15/48	2,245	1,830,874
4.15%, 06/01/32	2,010	1,976,419
4.30%, 05/15/28	950	956,933
4.50%, 03/20/27(c)	2,210	2,227,274
4.55%, 09/15/32	3,010	3,024,588
4.55%, 12/01/41	2,061	1,880,977
4.60%, 06/01/52	1,570	1,337,362
4.65%, 11/01/29	2,585	2,637,067
4.95%, 09/15/52	4,500	4,098,485
5.25%, 09/30/40	2,177	2,202,302
5.30%, 06/01/42	1,638	1,623,382
5.35%, 04/01/35(c)	1,700	1,770,407
5.35%, 10/01/52	1,420	1,373,922
5.55%, 06/15/54	3,385	3,352,901
5.65%, 11/15/33	3,260	3,490,473
5.75%, 03/15/29	1,679	1,760,665
5.80%, 04/01/55(c)	2,260	2,322,187
7.00%, 05/01/32	1,669	1,900,271
7.25%, 01/15/33	2,467	2,851,735
7.50%, 09/01/38	1,264	1,533,348
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,895	4,723,061
2.50%, 02/01/31	9,168	8,253,204
3.00%, 06/15/28	3,975	3,846,351
3.25%, 06/01/31	3,995	3,708,738
3.30%, 03/15/27	2,668	2,634,778
3.30%, 12/01/27	5,307	5,214,336
3.30%, 08/01/40	4,257	3,255,092
3.50%, 08/01/50	8,820	6,069,974
3.75%, 07/01/28	4,434	4,369,383
3.75%, 08/15/42	1,863	1,426,147
3.95%, 12/01/47	4,303	3,245,861
4.00%, 12/01/46	3,049	2,323,937
4.20%, 03/01/29	3,635	3,617,316
4.20%, 06/01/41	2,217	1,841,819
4.25%, 03/15/46	2,317	1,836,646
4.30%, 03/15/45	2,909	2,343,147
4.40%, 03/01/32	2,325	2,269,884
4.45%, 04/15/42	2,016	1,690,552
4.50%, 07/01/40	8,268	7,270,554
4.55%, 07/01/30	13,354	13,319,120
4.60%, 06/15/43	1,517	1,288,325
4.65%, 08/01/28	2,043	2,055,962
4.75%, 02/15/44	3,200	2,742,558
4.95%, 07/01/50	13,682	11,797,402
5.00%, 06/04/28	3,255	3,304,910
5.05%, 10/15/32	2,020	2,035,623
5.25%, 03/01/52	2,795	2,480,644
5.45%, 06/15/27	2,374	2,409,521
5.55%, 05/15/29	4,085	4,222,220
5.70%, 03/01/35	2,855	2,951,743
5.80%, 05/15/34	4,615	4,813,983
Security	Par (000)	Value
Electric (continued)
5.90%, 06/15/32	$3,015	$3,168,520
5.90%, 10/01/54	3,155	3,082,412
6.00%, 08/15/35	3,245	3,426,207
6.10%, 01/15/29	3,490	3,648,805
6.10%, 10/15/55	3,440	3,458,529
6.15%, 01/15/33	3,625	3,862,006
6.15%, 03/01/55	2,855	2,886,236
6.40%, 06/15/33	4,645	5,039,603
6.70%, 04/01/53	3,235	3,472,669
6.75%, 01/15/53	6,820	7,392,847
6.95%, 03/15/34	3,720	4,162,968
PacifiCorp
2.70%, 09/15/30	2,605	2,400,094
2.90%, 06/15/52	5,040	3,012,782
3.30%, 03/15/51	2,904	1,879,924
3.50%, 06/15/29	2,185	2,121,837
4.10%, 02/01/42	1,903	1,527,330
4.13%, 01/15/49	2,965	2,261,029
4.15%, 02/15/50	2,677	2,036,417
5.10%, 02/15/29	3,115	3,175,539
5.25%, 06/15/35	1,184	1,189,445
5.30%, 02/15/31	3,240	3,341,392
5.35%, 12/01/53	5,040	4,504,538
5.45%, 02/15/34	4,390	4,488,287
5.50%, 05/15/54	4,220	3,865,674
5.75%, 04/01/37	1,752	1,800,803
5.80%, 01/15/55	6,420	6,122,260
6.00%, 01/15/39	2,988	3,062,701
6.10%, 08/01/36	1,565	1,643,774
6.25%, 10/15/37	2,691	2,838,440
6.35%, 07/15/38	1,420	1,500,033
7.70%, 11/15/31	1,155	1,324,846
PECO Energy Co.
2.80%, 06/15/50	800	513,435
2.85%, 09/15/51	1,700	1,081,742
3.00%, 09/15/49	1,845	1,239,713
3.05%, 03/15/51	1,270	842,079
3.70%, 09/15/47	1,751	1,361,962
3.90%, 03/01/48	2,957	2,368,031
4.15%, 10/01/44	1,385	1,182,260
4.38%, 08/15/52	1,850	1,559,149
4.60%, 05/15/52	1,800	1,573,969
4.88%, 09/15/35	2,775	2,808,660
4.90%, 06/15/33	2,557	2,632,184
5.25%, 09/15/54	2,150	2,075,936
5.65%, 09/15/55	4,255	4,335,985
5.95%, 10/01/36	1,095	1,196,009
PG&E Recovery Funding LLC
5.05%, 07/15/34	76	78,933
Series A-1, 4.84%, 06/01/35	3,399	3,468,603
Series A-2, 5.23%, 06/01/42	4,000	4,127,381
Series A-2, 5.26%, 01/15/40	825	854,184
Series A-3, 5.53%, 06/01/51	3,980	4,039,252
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,950	1,948,943
Series A-2, 4.26%, 06/01/38	8,350	8,142,727
Series A-2, 4.72%, 06/01/37	2,575	2,568,489
Series A-3, 4.38%, 06/03/41	2,000	1,908,221
Series A-3, 5.08%, 06/01/43	2,300	2,302,179
Series A-4, 4.45%, 12/01/49	20,000	17,951,076
Series A-4, 5.21%, 12/01/49	2,540	2,503,401

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A-5, 4.67%, 12/01/53	$3,090	$2,794,388
Series A-5, 5.10%, 06/01/54	2,030	1,933,782
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,810	2,856,735
5.15%, 05/15/30	1,380	1,425,574
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,581,929
5.20%, 03/15/34	1,800	1,863,573
5.50%, 03/15/54	1,490	1,473,989
6.50%, 11/15/37	1,440	1,632,804
PPL Capital Funding Inc.
4.13%, 04/15/30	2,130	2,121,107
5.25%, 09/01/34	1,605	1,653,399
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,485,965
3.95%, 06/01/47	2,173	1,774,515
4.13%, 06/15/44	1,563	1,329,754
4.15%, 10/01/45	1,945	1,665,531
4.15%, 06/15/48	2,330	1,946,746
4.75%, 07/15/43	1,875	1,740,597
4.85%, 02/15/34	2,575	2,629,393
5.00%, 05/15/33	3,300	3,405,668
5.25%, 05/15/53	3,510	3,433,959
5.55%, 08/15/55	4,300	4,350,620
6.25%, 05/15/39	1,070	1,192,089
Progress Energy Inc.
6.00%, 12/01/39	2,852	3,049,837
7.00%, 10/30/31	2,005	2,262,473
7.75%, 03/01/31	2,914	3,354,991
Public Service Co. of Colorado
1.88%, 06/15/31	1,300	1,143,719
3.60%, 09/15/42	1,933	1,544,239
3.70%, 06/15/28	2,525	2,518,401
3.80%, 06/15/47	2,189	1,705,537
4.05%, 09/15/49	2,481	1,961,699
4.10%, 06/01/32	1,645	1,619,940
4.10%, 06/15/48	1,750	1,414,624
4.30%, 03/15/44	1,576	1,359,138
4.50%, 06/01/52	2,055	1,750,218
5.15%, 09/15/35	2,395	2,441,313
5.25%, 04/01/53	4,035	3,808,705
5.35%, 05/15/34	3,900	4,042,571
5.75%, 05/15/54	2,220	2,257,371
5.85%, 05/15/55	4,690	4,824,584
6.50%, 08/01/38	610	687,876
Series 17, 6.25%, 09/01/37	1,684	1,857,821
Series 34, 3.20%, 03/01/50	2,629	1,819,642
Series 35, 1.90%, 01/15/31	2,229	1,989,433
Series 36, 2.70%, 01/15/51	2,250	1,386,691
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,845	1,384,968
4.40%, 07/01/28	2,250	2,273,899
5.15%, 01/15/53	1,725	1,635,897
5.35%, 10/01/33	2,675	2,806,963
Series V, 2.20%, 06/15/31	590	531,280
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,422,984
5.25%, 01/15/33	2,325	2,400,417
5.45%, 01/15/36	3,935	4,054,465
Series J, 2.20%, 08/15/31	1,815	1,612,875
Series K, 3.15%, 08/15/51	670	448,398
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
1.90%, 08/15/31	$2,455	$2,174,036
2.05%, 08/01/50(b)	3,050	1,683,733
2.45%, 01/15/30	2,084	1,964,002
2.70%, 05/01/50	2,015	1,276,686
3.00%, 05/15/27	2,874	2,838,964
3.00%, 03/01/51	1,280	862,438
3.10%, 03/15/32	1,204	1,122,871
3.15%, 01/01/50	1,945	1,353,176
3.20%, 05/15/29	1,919	1,872,618
3.20%, 08/01/49	2,545	1,790,935
3.60%, 12/01/47	2,664	2,042,071
3.65%, 09/01/28	2,583	2,562,744
3.65%, 09/01/42	1,685	1,377,963
3.70%, 05/01/28	2,274	2,264,421
3.80%, 01/01/43	1,154	953,241
3.80%, 03/01/46	2,653	2,130,982
3.85%, 05/01/49	2,622	2,069,229
3.95%, 05/01/42	1,390	1,188,362
4.05%, 05/01/48	2,711	2,232,620
4.65%, 03/15/33	1,725	1,743,541
4.85%, 08/01/34	2,325	2,358,706
4.90%, 12/15/32	2,278	2,344,868
5.05%, 03/01/35	1,180	1,209,666
5.13%, 03/15/53	985	941,634
5.20%, 08/01/33	1,280	1,335,174
5.20%, 03/01/34	1,990	2,067,192
5.30%, 08/01/54	2,315	2,263,659
5.45%, 08/01/53	1,040	1,037,993
5.45%, 03/01/54	2,310	2,302,624
5.50%, 03/01/40	1,227	1,272,195
5.80%, 05/01/37	743	803,897
Public Service Electric and Gas Co.
4.90%, 08/15/35	1,360	1,378,673
Series Q, 5.50%, 03/01/55	370	370,900
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,783	2,465,913
2.45%, 11/15/31	3,140	2,811,317
4.90%, 03/15/30	2,040	2,090,232
5.20%, 04/01/29	3,565	3,674,551
5.40%, 03/15/35	1,600	1,656,003
5.45%, 04/01/34	2,505	2,610,545
5.85%, 11/15/27	2,080	2,148,244
5.88%, 10/15/28	3,285	3,438,162
6.13%, 10/15/33	2,525	2,736,340
Puget Energy Inc.
2.38%, 06/15/28	3,705	3,540,227
4.10%, 06/15/30	2,744	2,686,109
4.22%, 03/15/32	2,304	2,210,441
5.73%, 03/15/35	955	984,551
Puget Sound Energy Inc.
2.89%, 09/15/51	2,055	1,330,979
3.25%, 09/15/49	3,353	2,330,019
4.22%, 06/15/48	3,870	3,225,156
4.30%, 05/20/45	2,352	1,978,720
5.33%, 06/15/34	1,845	1,912,714
5.45%, 06/01/53	670	656,136
5.60%, 09/15/55	3,250	3,225,105
5.64%, 04/15/41	840	853,178
5.69%, 06/15/54	1,785	1,810,338
5.76%, 10/01/39	1,560	1,647,115

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/40	$1,375	$1,441,971
6.27%, 03/15/37	1,125	1,243,595
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,260	1,658,225
4.15%, 05/15/48	2,200	1,786,083
4.50%, 08/15/40	1,633	1,507,256
4.95%, 08/15/28	3,617	3,702,847
5.35%, 04/01/53	3,725	3,587,293
5.40%, 04/15/35	2,290	2,385,546
5.55%, 04/15/54	2,895	2,866,455
6.00%, 06/01/39	1,050	1,136,143
Series RRR, 3.75%, 06/01/47	2,420	1,862,900
Series TTT, 4.10%, 06/15/49	2,284	1,840,042
Series UUU, 3.32%, 04/15/50	2,291	1,607,996
Series VVV, 1.70%, 10/01/30	4,579	4,086,559
Series WWW, 2.95%, 08/15/51	3,970	2,580,672
Series XXX, 3.00%, 03/15/32	2,355	2,165,454
SCE Recovery Funding LLC, 5.34%, 03/15/47	1,000	1,013,587
Sempra
3.25%, 06/15/27	4,103	4,042,428
3.40%, 02/01/28	5,127	5,049,206
3.70%, 04/01/29	3,128	3,080,731
3.80%, 02/01/38	4,602	3,982,043
4.00%, 02/01/48	3,507	2,712,972
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	4,290	4,181,695
5.50%, 08/01/33	3,480	3,653,271
6.00%, 10/15/39	3,350	3,528,814
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	1,595	1,625,128
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	155	156,966
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	15	15,152
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	1,870	1,918,189
Sierra Pacific Power Co.
5.90%, 03/15/54	2,155	2,182,469
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,525	1,513,749
Southern California Edison Co.
2.25%, 06/01/30	3,092	2,800,539
2.75%, 02/01/32	3,475	3,090,512
2.85%, 08/01/29	2,558	2,415,459
3.45%, 02/01/52	2,800	1,897,867
3.65%, 02/01/50	5,779	4,088,088
4.00%, 04/01/47	7,689	5,904,420
4.05%, 03/15/42	2,562	2,074,449
4.50%, 09/01/40	2,555	2,269,184
4.65%, 10/01/43	3,738	3,227,743
4.88%, 02/01/27	3,290	3,309,646
5.15%, 06/01/29	2,700	2,754,199
5.20%, 06/01/34	3,570	3,602,066
5.25%, 03/15/30	2,995	3,074,808
5.30%, 03/01/28	2,145	2,187,294
5.45%, 06/01/31	2,295	2,374,980
5.45%, 03/01/35	3,200	3,266,096
5.50%, 03/15/40	2,138	2,125,963
5.63%, 02/01/36	1,589	1,618,932
5.65%, 10/01/28	1,715	1,774,196
5.70%, 03/01/53	1,755	1,661,294
5.75%, 04/15/54	2,025	1,938,246
5.85%, 11/01/27	3,070	3,154,254
5.88%, 12/01/53	2,990	2,919,280
5.90%, 03/01/55	2,550	2,512,085
5.95%, 11/01/32	2,539	2,696,129
6.00%, 01/15/34	3,199	3,374,203
Security	Par (000)	Value
Electric (continued)
6.05%, 03/15/39	$2,200	$2,290,130
6.20%, 09/15/55	2,675	2,745,800
6.65%, 04/01/29	2,025	2,134,885
Series 04-G, 5.75%, 04/01/35	1,379	1,434,774
Series 05-E, 5.35%, 07/15/35	1,511	1,528,967
Series 06-E, 5.55%, 01/15/37	1,730	1,749,199
Series 08-A, 5.95%, 02/01/38	2,357	2,426,841
Series 13-A, 3.90%, 03/15/43	2,374	1,855,748
Series 20A, 2.95%, 02/01/51	2,620	1,631,000
Series A, 4.20%, 03/01/29	3,988	3,964,088
Series B, 3.65%, 03/01/28	2,452	2,416,561
Series B, 4.88%, 03/01/49	3,081	2,644,047
Series C, 3.60%, 02/01/45	2,010	1,472,067
Series C, 4.13%, 03/01/48	6,072	4,712,856
Series D, 4.70%, 06/01/27	3,527	3,548,193
Series E, 5.45%, 06/01/52	1,889	1,735,004
Series G, 2.50%, 06/01/31	3,607	3,233,218
Series H, 3.65%, 06/01/51	2,517	1,767,139
Southern Co. (The)
4.25%, 07/01/36	2,600	2,448,281
4.40%, 07/01/46	8,891	7,619,922
4.85%, 06/15/28	3,110	3,166,355
4.85%, 03/15/35	3,430	3,419,237
5.11%, 08/01/27	3,450	3,504,099
5.20%, 06/15/33	3,835	3,963,985
5.50%, 03/15/29	4,710	4,894,257
5.70%, 10/15/32	2,595	2,762,414
5.70%, 03/15/34	4,060	4,292,287
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	260	275,093
Series 21-B, 1.75%, 03/15/28	2,080	1,973,296
Series A, 3.70%, 04/30/30	4,910	4,805,217
Southern Power Co.
5.15%, 09/15/41	2,698	2,626,632
5.25%, 07/15/43	1,415	1,359,846
Series A, 4.25%, 10/01/30	2,150	2,147,027
Series B, 4.90%, 10/01/35	2,150	2,135,759
Series F, 4.95%, 12/15/46	1,905	1,734,023
Southwestern Electric Power Co.
3.25%, 11/01/51	3,305	2,213,911
5.30%, 04/01/33	1,520	1,564,408
6.20%, 03/15/40	1,669	1,797,160
Series J, 3.90%, 04/01/45	1,720	1,353,739
Series L, 3.85%, 02/01/48	2,333	1,762,787
Series M, 4.10%, 09/15/28	2,615	2,611,648
Southwestern Public Service Co.
3.40%, 08/15/46	2,098	1,523,717
3.70%, 08/15/47	2,230	1,692,951
3.75%, 06/15/49	2,028	1,522,740
4.50%, 08/15/41	2,141	1,935,777
5.30%, 05/15/35	2,250	2,312,241
6.00%, 06/01/54	2,860	2,969,425
Series 6, 4.40%, 11/15/48	1,368	1,149,149
Series 8, 3.15%, 05/01/50	2,333	1,568,823
System Energy Resources Inc.
5.30%, 12/15/34	2,160	2,193,536
6.00%, 04/15/28	1,675	1,738,896
Tampa Electric Co.
2.40%, 03/15/31	2,114	1,930,876
3.45%, 03/15/51	1,675	1,207,953
3.63%, 06/15/50	2,251	1,659,649

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 06/15/42	$1,908	$1,631,858
4.30%, 06/15/48	1,854	1,564,374
4.35%, 05/15/44	1,685	1,454,150
4.45%, 06/15/49	2,379	2,026,149
4.90%, 03/01/29	2,560	2,623,075
5.00%, 07/15/52	1,465	1,348,313
5.15%, 03/01/35	2,425	2,473,588
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,297,282
Tucson Electric Power Co.
1.50%, 08/01/30	4,101	3,644,860
3.25%, 05/15/32	1,423	1,325,637
3.25%, 05/01/51	1,610	1,082,109
4.00%, 06/15/50	2,542	1,969,350
4.85%, 12/01/48	1,552	1,394,679
5.20%, 09/15/34	1,695	1,745,740
5.50%, 04/15/53	2,405	2,342,703
5.90%, 04/15/55	1,960	2,015,404
Union Electric Co.
2.15%, 03/15/32	2,435	2,141,596
2.63%, 03/15/51	2,406	1,475,464
2.95%, 06/15/27	2,708	2,673,479
2.95%, 03/15/30	2,969	2,836,009
3.25%, 10/01/49	1,846	1,296,746
3.50%, 03/15/29	2,971	2,927,200
3.65%, 04/15/45	2,205	1,732,658
3.90%, 09/15/42	2,180	1,817,200
3.90%, 04/01/52	1,780	1,389,926
4.00%, 04/01/48	2,060	1,658,764
5.13%, 03/15/55	1,700	1,596,182
5.20%, 04/01/34	2,240	2,320,513
5.25%, 04/15/35	2,355	2,444,353
5.25%, 01/15/54	1,770	1,691,826
5.30%, 08/01/37	1,055	1,076,741
5.45%, 03/15/53	2,315	2,266,544
8.45%, 03/15/39	1,373	1,791,823
Virginia Electric & Power Co.
2.30%, 11/15/31	2,729	2,434,091
2.40%, 03/30/32	1,525	1,359,926
2.45%, 12/15/50	4,542	2,653,459
2.95%, 11/15/51	4,195	2,695,146
3.30%, 12/01/49	2,655	1,869,739
4.00%, 01/15/43	2,520	2,104,696
4.45%, 02/15/44	2,690	2,371,643
4.60%, 12/01/48	2,785	2,439,060
5.00%, 04/01/33	3,580	3,676,295
5.00%, 01/15/34	2,745	2,801,968
5.05%, 08/15/34	2,760	2,815,526
5.15%, 03/15/35	2,390	2,446,301
5.30%, 08/15/33	1,925	2,009,518
5.35%, 01/15/54	2,255	2,163,676
5.45%, 04/01/53	3,396	3,300,960
5.55%, 08/15/54	1,835	1,819,970
5.65%, 03/15/55	1,810	1,809,962
5.70%, 08/15/53	2,770	2,783,123
6.35%, 11/30/37	2,217	2,469,686
8.88%, 11/15/38	2,843	3,840,423
Series A, 2.88%, 07/15/29	2,952	2,837,166
Series A, 3.50%, 03/15/27	4,202	4,179,326
Series A, 3.80%, 04/01/28	3,855	3,840,024
Series A, 6.00%, 05/15/37	2,642	2,862,840
Series B, 3.75%, 05/15/27	2,579	2,571,849
Security	Par (000)	Value
Electric (continued)
Series B, 3.80%, 09/15/47	$2,592	$2,028,974
Series B, 4.20%, 05/15/45	1,682	1,421,684
Series B, 6.00%, 01/15/36	2,124	2,301,075
Series C, 4.00%, 11/15/46	2,410	1,955,184
Series C, 4.63%, 05/15/52	2,920	2,515,385
Series D, 4.65%, 08/15/43	2,690	2,446,798
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	3,300	3,308,023
Series D, 5.60%, 09/15/55	5,120	5,094,310
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,137,123
WEC Energy Group Inc.
1.38%, 10/15/27	2,934	2,797,350
1.80%, 10/15/30	880	783,975
2.20%, 12/15/28	1,547	1,464,620
4.75%, 01/15/28	2,480	2,516,509
5.15%, 10/01/27	2,555	2,604,447
5.63%, 05/15/56, (5-year CMT + 1.90%)(a)	1,100	1,117,192
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,105	1,998,070
4.15%, 10/15/30	2,245	2,245,219
4.30%, 10/15/48	2,195	1,866,312
4.60%, 10/01/34	1,535	1,537,601
4.75%, 09/30/32	2,075	2,125,313
5.00%, 05/15/29	1,780	1,833,614
5.05%, 10/01/54(b)	1,260	1,185,587
5.63%, 05/15/33	1,390	1,497,148
5.70%, 12/01/36	770	830,925
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,920	2,563,108
3.00%, 07/01/29(b)	3,023	2,915,504
3.05%, 10/15/27	1,940	1,910,208
3.65%, 04/01/50	2,275	1,685,030
3.95%, 09/01/32	2,665	2,575,266
4.95%, 04/01/33	1,930	1,964,783
5.38%, 03/30/34	1,800	1,870,430
6.38%, 08/15/37	760	844,957
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,690,790
3.30%, 09/01/49	1,935	1,376,202
3.67%, 12/01/42	2,070	1,667,963
4.55%, 12/01/29	1,095	1,116,113
4.75%, 11/01/44	2,403	2,196,861
Xcel Energy Inc.
1.75%, 03/15/27	370	358,988
2.35%, 11/15/31	1,590	1,418,558
2.60%, 12/01/29	3,501	3,285,030
3.35%, 12/01/26	3,307	3,283,321
3.40%, 06/01/30	2,915	2,810,954
3.50%, 12/01/49	2,605	1,880,158
4.00%, 06/15/28	3,809	3,806,320
4.60%, 06/01/32	3,445	3,439,796
4.75%, 03/21/28	1,440	1,460,224
5.45%, 08/15/33	3,655	3,798,760
5.50%, 03/15/34	3,935	4,083,065
5.60%, 04/15/35	2,290	2,387,222
6.50%, 07/01/36	1,469	1,621,982
		3,021,345,359
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,096,134

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
4.38%, 05/08/42	$580	$526,550
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,291	2,074,405
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,364,062
1.95%, 10/15/30	2,416	2,197,206
2.00%, 12/21/28	4,862	4,604,418
2.20%, 12/21/31	3,991	3,569,041
2.75%, 10/15/50	2,308	1,506,547
2.80%, 12/21/51	4,495	2,922,309
5.00%, 03/15/35	1,155	1,196,108
5.25%, 11/15/39	2,215	2,294,441
		25,351,221
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,321	3,228,116
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,817	2,788,351
5.41%, 07/01/32	2,300	2,406,898
5.60%, 05/29/34	1,970	2,075,777
Amphenol Corp.
2.20%, 09/15/31	4,175	3,742,795
2.80%, 02/15/30	5,267	5,009,528
3.80%, 11/15/27	4,085	4,077,659
3.90%, 11/15/28	1,770	1,769,912
4.13%, 11/15/30	3,710	3,705,981
4.35%, 06/01/29	3,291	3,329,681
4.38%, 06/12/28	1,940	1,960,174
4.40%, 02/15/33	4,775	4,753,843
4.63%, 02/15/36	6,250	6,187,473
5.00%, 01/15/35	2,660	2,733,828
5.05%, 04/05/27	2,535	2,571,857
5.05%, 04/05/29	2,665	2,748,154
5.25%, 04/05/34	1,945	2,035,846
5.30%, 11/15/55	5,455	5,314,212
5.38%, 11/15/54	1,420	1,405,703
Arrow Electronics Inc.
2.95%, 02/15/32	3,213	2,884,371
3.88%, 01/12/28	3,310	3,282,386
5.15%, 08/21/29	2,345	2,403,950
5.88%, 04/10/34	2,425	2,534,339
Avnet Inc.
3.00%, 05/15/31	1,996	1,811,930
5.50%, 06/01/32	1,825	1,859,960
6.25%, 03/15/28	2,350	2,434,804
Flex Ltd.
4.88%, 06/15/29	3,556	3,607,884
4.88%, 05/12/30	3,169	3,218,172
5.25%, 01/15/32	4,040	4,125,726
5.38%, 11/13/35	1,250	1,256,373
6.00%, 01/15/28	2,640	2,727,249
Fortive Corp., 4.30%, 06/15/46	2,490	2,099,462
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,585,859
1.75%, 09/01/31	6,620	5,807,942
1.95%, 06/01/30	4,451	4,067,104
2.70%, 08/15/29	4,225	4,040,800
2.80%, 06/01/50	5,635	3,732,270
3.81%, 11/21/47	2,675	2,142,768
4.25%, 01/15/29(b)	4,210	4,248,165
4.50%, 01/15/34	4,295	4,279,355
4.65%, 07/30/27	3,815	3,863,600
4.70%, 02/01/30	3,815	3,905,866
Security	Par (000)	Value
Electronics (continued)
4.75%, 02/01/32	$2,980	$3,050,525
4.88%, 09/01/29	3,250	3,352,310
4.95%, 02/15/28	3,990	4,082,566
4.95%, 09/01/31	2,785	2,899,445
5.00%, 02/15/33	5,085	5,273,350
5.00%, 03/01/35	6,220	6,376,832
5.25%, 03/01/54	5,325	5,152,502
5.35%, 03/01/64	2,930	2,860,005
5.38%, 03/01/41	1,775	1,846,759
5.70%, 03/15/36	2,419	2,597,775
5.70%, 03/15/37	2,285	2,451,140
Hubbell Inc.
2.30%, 03/15/31	1,165	1,062,257
3.15%, 08/15/27	2,557	2,520,154
3.50%, 02/15/28	3,194	3,165,793
4.80%, 11/15/35	1,225	1,226,654
Jabil Inc.
3.00%, 01/15/31	3,331	3,095,689
3.60%, 01/15/30	3,021	2,916,800
3.95%, 01/12/28	3,940	3,927,644
4.25%, 05/15/27	2,345	2,347,261
5.45%, 02/01/29	1,435	1,475,209
Keysight Technologies Inc.
3.00%, 10/30/29	4,679	4,473,456
4.60%, 04/06/27	5,298	5,319,881
4.95%, 10/15/34	1,155	1,170,467
5.35%, 07/30/30	925	964,424
TD SYNNEX Corp.
2.38%, 08/09/28	2,790	2,655,616
2.65%, 08/09/31	3,541	3,187,853
4.30%, 01/17/29	2,215	2,214,549
5.30%, 10/10/35	1,815	1,816,122
6.10%, 04/12/34	1,750	1,858,898
Trimble Inc.
4.90%, 06/15/28	3,649	3,704,416
6.10%, 03/15/33	1,555	1,677,593
Tyco Electronics Group SA
2.50%, 02/04/32	1,955	1,761,806
3.13%, 08/15/27	3,900	3,857,968
4.50%, 02/09/31	2,125	2,152,766
4.63%, 02/01/30	2,295	2,343,201
5.00%, 05/09/35	1,440	1,464,638
7.13%, 10/01/37	2,206	2,617,762
Vontier Corp.
2.40%, 04/01/28	3,366	3,215,558
2.95%, 04/01/31	3,174	2,904,397
		247,808,164
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,233,753
6.35%, 08/18/28	4,342	4,582,281
MasTec Inc., 5.90%, 06/15/29	970	1,014,656
		9,830,690
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,193	1,763,694
Republic Services Inc.
1.45%, 02/15/31	3,833	3,352,407
1.75%, 02/15/32	3,195	2,766,172
2.30%, 03/01/30	3,275	3,048,976

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
2.38%, 03/15/33	$3,565	$3,130,468
3.05%, 03/01/50	3,100	2,143,070
3.38%, 11/15/27	3,270	3,243,335
3.95%, 05/15/28	4,441	4,449,642
4.75%, 07/15/30	1,680	1,725,638
4.88%, 04/01/29	3,295	3,383,764
5.00%, 11/15/29(b)	2,210	2,296,164
5.00%, 12/15/33	2,745	2,852,010
5.00%, 04/01/34	3,415	3,530,699
5.15%, 03/15/35(b)	1,815	1,891,620
5.20%, 11/15/34	2,235	2,331,682
5.70%, 05/15/41	2,006	2,106,215
6.20%, 03/01/40	1,075	1,198,740
Veralto Corp.
5.35%, 09/18/28	3,600	3,717,264
5.45%, 09/18/33	1,970	2,068,561
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,767,389
2.60%, 02/01/30	3,297	3,114,414
2.95%, 01/15/52	2,095	1,380,216
3.05%, 04/01/50	3,431	2,336,526
3.20%, 06/01/32	2,230	2,081,143
3.50%, 05/01/29	2,976	2,933,813
4.20%, 01/15/33	3,055	3,012,419
4.25%, 12/01/28	2,997	3,021,665
5.00%, 03/01/34	3,230	3,310,347
5.25%, 09/01/35	2,725	2,838,212
Waste Management Inc.
1.15%, 03/15/28	2,520	2,373,040
1.50%, 03/15/31	3,368	2,948,109
2.00%, 06/01/29	2,755	2,581,269
2.50%, 11/15/50	2,437	1,487,156
2.95%, 06/01/41	2,895	2,234,960
3.15%, 11/15/27	4,273	4,217,912
3.88%, 01/15/29	740	738,426
4.10%, 03/01/45	1,110	947,452
4.15%, 04/15/32	2,740	2,727,449
4.15%, 07/15/49	3,152	2,645,628
4.50%, 03/15/28	4,770	4,836,820
4.63%, 02/15/30	4,130	4,217,352
4.63%, 02/15/33	2,245	2,284,412
4.65%, 03/15/30	3,625	3,707,412
4.80%, 03/15/32	4,400	4,521,863
4.88%, 02/15/29	3,725	3,829,002
4.88%, 02/15/34	5,610	5,782,217
4.95%, 07/03/27	2,320	2,358,569
4.95%, 07/03/31	2,230	2,315,547
4.95%, 03/15/35	6,685	6,852,087
5.35%, 10/15/54	5,730	5,693,299
		147,096,246
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,356	4,739,120
Campbell's Company/The
2.38%, 04/24/30	3,838	3,539,982
3.13%, 04/24/50	2,245	1,502,550
4.15%, 03/15/28	5,542	5,553,805
4.75%, 03/23/35	2,865	2,802,240
4.80%, 03/15/48	3,480	3,100,305
5.20%, 03/19/27	2,665	2,701,069
5.20%, 03/21/29	2,615	2,692,182
5.25%, 10/13/54	2,045	1,903,657
Security	Par (000)	Value
Food (continued)
5.40%, 03/21/34	$3,100	$3,190,206
Conagra Brands Inc.
1.38%, 11/01/27	4,743	4,497,632
4.85%, 11/01/28	4,890	4,953,529
5.00%, 08/01/30	2,365	2,400,248
5.30%, 11/01/38	5,001	4,832,646
5.40%, 11/01/48	4,853	4,449,493
5.75%, 08/01/35	2,345	2,413,412
7.00%, 10/01/28	3,589	3,833,231
8.25%, 09/15/30	1,852	2,136,380
Flowers Foods Inc.
2.40%, 03/15/31	2,840	2,525,948
5.75%, 03/15/35(b)	50	50,455
6.20%, 03/15/55	770	743,334
General Mills Inc.
2.25%, 10/14/31	3,112	2,769,825
2.88%, 04/15/30	3,804	3,605,386
3.00%, 02/01/51(b)	1,934	1,275,363
3.20%, 02/10/27	4,217	4,176,367
4.15%, 02/15/43	1,340	1,135,349
4.20%, 04/17/28	7,973	7,996,115
4.70%, 01/30/27	3,025	3,047,593
4.70%, 04/17/48	2,010	1,795,936
4.88%, 01/30/30	4,110	4,212,765
4.95%, 03/29/33	4,646	4,732,428
5.25%, 01/30/35(b)	2,550	2,620,426
5.40%, 06/15/40	2,397	2,441,417
5.50%, 10/17/28	2,225	2,310,560
Hershey Co. (The)
1.70%, 06/01/30	2,577	2,323,266
2.45%, 11/15/29	2,568	2,429,182
2.65%, 06/01/50	1,105	694,549
3.13%, 11/15/49	2,104	1,459,973
3.38%, 08/15/46	1,715	1,295,606
4.25%, 05/04/28	2,295	2,318,589
4.50%, 05/04/33	2,075	2,094,065
4.55%, 02/24/28	1,425	1,449,522
4.75%, 02/24/30	2,740	2,814,034
4.95%, 02/24/32	2,375	2,469,876
5.10%, 02/24/35	2,400	2,482,720
Hormel Foods Corp.
1.70%, 06/03/28	5,950	5,637,509
1.80%, 06/11/30	3,417	3,093,777
3.05%, 06/03/51	2,780	1,877,837
4.80%, 03/30/27	4,190	4,235,715
Ingredion Inc.
2.90%, 06/01/30	3,724	3,505,395
3.90%, 06/01/50	2,490	1,890,094
J M Smucker Co. (The)
2.13%, 03/15/32	2,340	2,024,598
2.38%, 03/15/30	3,110	2,892,506
3.38%, 12/15/27	3,935	3,889,483
4.25%, 03/15/35	3,222	3,057,034
4.38%, 03/15/45	3,416	2,896,620
5.90%, 11/15/28	4,320	4,533,161
6.20%, 11/15/33	4,565	4,967,945
6.50%, 11/15/43	3,930	4,274,967
6.50%, 11/15/53(b)	3,100	3,416,156
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 02/02/29	1,400	1,348,707

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.00%, 05/15/32	$4,736	$4,278,374
3.63%, 01/15/32	2,055	1,928,003
3.75%, 12/01/31	1,915	1,820,671
4.38%, 02/02/52	4,130	3,256,681
5.50%, 01/15/36(c)	4,950	5,072,600
5.75%, 04/01/33	7,174	7,513,051
6.25%, 03/01/56(c)	5,910	5,991,718
6.38%, 02/25/55(c)	2,690	2,786,215
6.38%, 04/15/66(c)	5,100	5,202,802
6.50%, 12/01/52	7,244	7,578,285
6.75%, 03/15/34	7,440	8,264,204
7.25%, 11/15/53	4,440	5,043,538
Kellanova
2.10%, 06/01/30	2,360	2,157,215
3.40%, 11/15/27	3,337	3,304,460
4.30%, 05/15/28	3,549	3,575,164
4.50%, 04/01/46	2,859	2,536,257
5.25%, 03/01/33	1,405	1,460,563
5.75%, 05/16/54	1,680	1,698,248
Series B, 7.45%, 04/01/31	3,552	4,090,567
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,885	1,978,313
Kraft Heinz Foods Co.
3.75%, 04/01/30	3,905	3,822,532
3.88%, 05/15/27	7,715	7,689,089
4.25%, 03/01/31	2,537	2,515,701
4.38%, 06/01/46	11,790	9,909,648
4.63%, 01/30/29	2,010	2,041,062
4.63%, 10/01/39	2,155	1,974,851
4.88%, 10/01/49	5,955	5,225,305
5.00%, 07/15/35	3,025	3,032,337
5.00%, 06/04/42	6,576	6,093,733
5.20%, 03/15/32	2,245	2,317,577
5.20%, 07/15/45	7,070	6,580,757
5.40%, 03/15/35(b)	2,265	2,338,534
5.50%, 06/01/50	3,320	3,147,734
6.50%, 02/09/40	3,010	3,268,781
6.75%, 03/15/32	1,635	1,822,714
6.88%, 01/26/39	3,835	4,305,319
Kroger Co. (The)
1.70%, 01/15/31	2,645	2,330,927
2.20%, 05/01/30	2,533	2,335,194
3.70%, 08/01/27	4,800	4,782,583
3.88%, 10/15/46	2,536	1,992,015
3.95%, 01/15/50	3,566	2,785,645
4.45%, 02/01/47	4,836	4,140,887
4.50%, 01/15/29	4,646	4,713,053
4.65%, 01/15/48	2,534	2,216,253
5.00%, 09/15/34	9,010	9,143,725
5.00%, 04/15/42	2,221	2,102,927
5.15%, 08/01/43	2,500	2,380,046
5.40%, 07/15/40	1,633	1,655,359
5.40%, 01/15/49	3,057	2,959,390
5.50%, 09/15/54	6,555	6,390,193
5.65%, 09/15/64	6,275	6,104,038
6.90%, 04/15/38	2,755	3,192,185
7.50%, 04/01/31(b)	2,278	2,610,040
McCormick & Co. Inc./MD
1.85%, 02/15/31	3,193	2,823,098
2.50%, 04/15/30	3,110	2,897,919
3.40%, 08/15/27	5,340	5,285,465
Security	Par (000)	Value
Food (continued)
4.20%, 08/15/47	$2,000	$1,652,578
4.70%, 10/15/34	2,110	2,091,755
4.95%, 04/15/33	2,590	2,642,338
Mondelez International Inc.
1.50%, 02/04/31	3,186	2,774,743
1.88%, 10/15/32(b)	3,129	2,689,180
2.63%, 03/17/27	3,310	3,251,513
2.63%, 09/04/50	5,290	3,214,450
2.75%, 04/13/30	4,143	3,909,584
3.00%, 03/17/32	1,405	1,292,673
4.13%, 05/07/28	1,675	1,678,343
4.25%, 05/06/28	1,830	1,840,390
4.50%, 05/06/30	1,950	1,970,976
4.75%, 02/20/29	2,870	2,935,936
4.75%, 08/28/34(b)	2,400	2,404,063
5.13%, 05/06/35	1,610	1,654,534
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,485	5,064,143
4.25%, 04/15/31	6,300	6,122,973
6.25%, 07/01/33	4,295	4,614,612
6.88%, 05/15/34	3,450	3,828,831
Sysco Corp.
2.40%, 02/15/30	2,504	2,332,464
2.45%, 12/14/31	2,590	2,321,751
3.15%, 12/14/51	1,805	1,215,436
3.25%, 07/15/27	5,415	5,350,160
3.30%, 02/15/50	2,319	1,631,981
4.45%, 03/15/48	2,403	2,069,650
4.50%, 04/01/46	2,695	2,347,474
4.85%, 10/01/45	2,925	2,681,201
5.10%, 09/23/30	4,890	5,055,418
5.38%, 09/21/35	2,004	2,087,349
5.40%, 03/23/35	2,210	2,301,574
5.75%, 01/17/29	3,160	3,310,608
5.95%, 04/01/30	4,633	4,918,364
6.00%, 01/17/34	2,366	2,577,887
6.60%, 04/01/40	1,445	1,624,629
6.60%, 04/01/50	5,767	6,413,847
Tyson Foods Inc.
3.55%, 06/02/27	8,124	8,054,943
4.35%, 03/01/29	4,729	4,743,679
4.55%, 06/02/47	3,161	2,721,704
4.88%, 08/15/34	3,086	3,092,457
5.10%, 09/28/48	6,855	6,350,161
5.15%, 08/15/44	2,596	2,454,112
5.40%, 03/15/29	3,370	3,485,916
5.70%, 03/15/34(b)	3,420	3,615,571
		538,909,336
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,878	2,837,619
5.50%, 11/02/47	1,850	1,669,415
Georgia-Pacific LLC
7.75%, 11/15/29	3,723	4,223,062
8.88%, 05/15/31	2,365	2,885,986
International Paper Co.
4.35%, 08/15/48	3,576	2,935,339
4.40%, 08/15/47	2,903	2,427,024
4.80%, 06/15/44	3,140	2,824,249
5.00%, 09/15/35	2,215	2,224,635
5.15%, 05/15/46	2,180	2,030,565

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 11/15/41	$2,791	$2,899,614
7.30%, 11/15/39	1,390	1,636,740
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,495,779
3.13%, 01/15/32	4,867	4,351,682
3.75%, 01/15/31	4,476	4,213,591
5.00%, 01/15/30	4,756	4,771,377
6.00%, 01/15/29	7,902	8,139,431
Suzano Netherlands BV, 5.50%, 01/15/36	1,150	1,140,263
		53,706,371
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,494,217
2.63%, 09/15/29	2,991	2,843,977
2.85%, 02/15/52	3,008	1,910,411
3.00%, 06/15/27	3,415	3,375,510
3.38%, 09/15/49	3,172	2,288,014
4.13%, 10/15/44	3,201	2,746,096
4.13%, 03/15/49	3,139	2,566,307
4.15%, 01/15/43	3,164	2,728,148
4.30%, 10/01/48	2,308	1,960,210
5.00%, 12/15/54	725	673,416
5.20%, 08/15/35	1,795	1,861,293
5.45%, 10/15/32	635	673,921
5.45%, 01/15/56	2,980	2,942,056
5.50%, 06/15/41	2,686	2,786,289
5.75%, 10/15/52	2,395	2,480,147
5.90%, 11/15/33	3,565	3,886,026
6.20%, 11/15/53	1,685	1,857,314
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,080	2,748,203
4.00%, 04/01/28	2,133	2,129,782
4.40%, 07/01/32	2,205	2,190,331
5.25%, 03/01/28	5,327	5,463,781
5.40%, 07/01/34	1,645	1,707,600
5.85%, 01/15/41	1,478	1,559,844
National Fuel Gas Co.
2.95%, 03/01/31	1,975	1,805,466
3.95%, 09/15/27	1,089	1,082,949
4.75%, 09/01/28(b)	2,253	2,274,930
5.50%, 03/15/30	1,355	1,402,054
5.95%, 03/15/35	1,035	1,089,775
NiSource Inc.
1.70%, 02/15/31	5,250	4,599,213
2.95%, 09/01/29	4,234	4,058,235
3.49%, 05/15/27	5,264	5,223,350
3.60%, 05/01/30	5,283	5,137,472
3.95%, 03/30/48	3,546	2,821,845
4.38%, 05/15/47	4,671	3,942,213
4.80%, 02/15/44	3,474	3,155,944
5.00%, 06/15/52	2,280	2,060,060
5.20%, 07/01/29	2,620	2,704,878
5.25%, 03/30/28	3,841	3,940,391
5.25%, 02/15/43	2,399	2,321,985
5.35%, 04/01/34	3,130	3,242,150
5.35%, 07/15/35	4,360	4,477,685
5.40%, 06/30/33	1,623	1,686,881
5.65%, 02/01/45	2,542	2,533,861
5.75%, 07/15/56, (5-year CMT + 2.45%)(a)	1,650	1,669,336
5.85%, 04/01/55	6,275	6,366,892
5.95%, 06/15/41	1,895	1,990,342
Security	Par (000)	Value
Gas (continued)
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	$1,160	$1,207,811
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,072,269
4.25%, 09/01/32	1,055	1,046,574
4.50%, 11/01/48	2,070	1,796,386
4.66%, 02/01/44	1,908	1,730,188
5.10%, 04/01/29	2,975	3,070,174
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,101,899
3.35%, 06/01/50	2,275	1,598,829
3.50%, 06/01/29	3,374	3,310,852
3.64%, 11/01/46	2,032	1,539,667
4.65%, 08/01/43	1,615	1,476,050
5.05%, 05/15/52	2,038	1,851,481
5.10%, 02/15/35	1,465	1,499,171
5.40%, 06/15/33	1,739	1,819,622
Southern California Gas Co.
2.95%, 04/15/27	4,415	4,352,824
3.75%, 09/15/42	1,645	1,338,933
5.05%, 09/01/34	3,250	3,330,293
5.13%, 11/15/40	1,515	1,503,255
5.20%, 06/01/33	2,990	3,100,721
5.45%, 06/15/35	4,005	4,189,326
5.60%, 04/01/54	2,345	2,342,908
5.75%, 06/01/53	2,420	2,455,188
6.00%, 06/15/55	3,769	3,949,059
6.35%, 11/15/52	2,750	3,021,874
Series UU, 4.13%, 06/01/48	2,044	1,661,685
Series VV, 4.30%, 01/15/49	2,700	2,254,127
Series WW, 3.95%, 02/15/50	1,607	1,249,537
Series XX, 2.55%, 02/01/30	3,848	3,627,720
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,827	2,255,723
4.40%, 06/01/43	2,430	2,117,343
4.40%, 05/30/47	2,403	2,032,290
4.95%, 09/15/34	2,015	2,031,012
5.15%, 09/15/32	2,885	2,975,594
5.75%, 09/15/33	2,728	2,904,758
5.88%, 03/15/41	3,100	3,241,930
Series 2020-A, 1.75%, 01/15/31	3,109	2,748,545
Series 21A, 3.15%, 09/30/51	2,145	1,413,970
Series A, 4.05%, 09/15/28	1,000	1,000,408
Series B, 5.10%, 09/15/35	1,275	1,290,481
Southwest Gas Corp.
2.20%, 06/15/30	1,757	1,603,983
3.18%, 08/15/51	1,965	1,368,680
3.70%, 04/01/28	1,783	1,766,512
3.80%, 09/29/46	1,451	1,120,348
4.05%, 03/15/32	2,712	2,628,305
4.15%, 06/01/49	1,439	1,168,207
5.45%, 03/23/28	2,010	2,064,140
5.80%, 12/01/27	1,970	2,028,167
Spire Missouri Inc.
3.30%, 06/01/51	540	374,661
4.80%, 02/15/33	1,520	1,537,921
Series 2034, 5.15%, 08/15/34	1,320	1,366,007
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,955,639
Series K, 3.80%, 09/15/46	2,436	1,904,463
		233,858,310

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	$1,645	$1,516,588
4.63%, 06/15/28	1,280	1,286,496
Snap-on Inc.
3.10%, 05/01/50(b)	2,464	1,714,386
3.25%, 03/01/27	2,375	2,353,366
4.10%, 03/01/48	1,735	1,456,935
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,380	3,998,469
2.75%, 11/15/50	3,985	2,391,764
3.00%, 05/15/32	2,197	1,986,931
4.25%, 11/15/28	2,346	2,349,267
4.85%, 11/15/48	2,557	2,255,867
5.20%, 09/01/40	1,398	1,379,066
6.00%, 03/06/28	3,595	3,727,690
		26,416,825
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,579	5,285,578
1.40%, 06/30/30	4,798	4,304,451
4.75%, 11/30/36	4,923	4,996,862
4.75%, 04/15/43	3,010	2,891,747
4.90%, 11/30/46	13,617	13,039,522
5.30%, 05/27/40	4,305	4,489,827
6.00%, 04/01/39	2,580	2,887,967
6.15%, 11/30/37	3,460	3,920,566
Agilent Technologies Inc.
2.10%, 06/04/30	3,146	2,874,764
2.30%, 03/12/31	4,709	4,264,287
2.75%, 09/15/29	3,374	3,209,699
4.20%, 09/09/27	1,790	1,795,353
4.75%, 09/09/34	2,390	2,398,281
Baxter International Inc.
1.73%, 04/01/31	4,815	4,128,666
1.92%, 02/01/27	6,755	6,581,033
2.27%, 12/01/28	6,425	6,047,995
2.54%, 02/01/32	4,865	4,253,758
3.13%, 12/01/51(b)	3,897	2,507,053
3.50%, 08/15/46	2,568	1,864,365
3.95%, 04/01/30	3,080	3,001,549
4.45%, 02/15/29	675	677,897
4.90%, 12/15/30	2,915	2,932,747
5.65%, 12/15/35	3,175	3,233,312
Boston Scientific Corp.
2.65%, 06/01/30	5,511	5,199,907
4.00%, 03/01/28	3,420	3,431,121
4.55%, 03/01/39	2,468	2,380,319
4.70%, 03/01/49	2,494	2,288,953
6.25%, 11/15/35	1,878	2,114,826
7.38%, 01/15/40	1,616	1,978,129
Danaher Corp.
2.60%, 10/01/50	4,573	2,853,675
2.80%, 12/10/51	4,415	2,842,272
4.38%, 09/15/45	2,378	2,117,161
Dentsply Sirona Inc., 3.25%, 06/01/30(b)	4,153	3,835,937
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,659,770
3.25%, 11/15/39	3,877	3,214,068
3.40%, 11/15/49	3,759	2,786,304
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,356	4,372,956
Security	Par (000)	Value
Health Care - Products (continued)
GE HealthCare Technologies Inc.
4.80%, 08/14/29	$4,665	$4,773,629
4.80%, 01/15/31	1,255	1,280,971
5.50%, 06/15/35	1,525	1,593,202
5.65%, 11/15/27	9,405	9,677,814
5.86%, 03/15/30	5,935	6,291,495
5.91%, 11/22/32	3,745	4,045,157
6.38%, 11/22/52	5,148	5,706,343
Koninklijke Philips NV
5.00%, 03/15/42	2,757	2,607,059
6.88%, 03/11/38	3,255	3,686,831
Medtronic Global Holdings SCA
4.25%, 03/30/28	6,070	6,113,127
4.50%, 03/30/33	4,405	4,434,120
Medtronic Inc.
4.00%, 04/01/43	100	86,233
4.38%, 03/15/35	9,010	8,926,914
4.63%, 03/15/45	8,587	7,942,336
Revvity Inc.
1.90%, 09/15/28	3,318	3,119,807
2.25%, 09/15/31	2,695	2,378,643
2.55%, 03/15/31	2,070	1,873,219
3.30%, 09/15/29	4,176	4,029,986
3.63%, 03/15/51	1,940	1,395,931
Smith & Nephew PLC
2.03%, 10/14/30	5,995	5,389,779
5.15%, 03/20/27	1,865	1,886,020
5.40%, 03/20/34	2,535	2,646,146
Solventum Corp.
5.40%, 03/01/29	4,208	4,352,015
5.45%, 02/25/27	1,321	1,339,570
5.45%, 03/13/31	5,080	5,310,205
5.60%, 03/23/34	6,580	6,878,594
5.90%, 04/30/54	6,225	6,388,236
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,076	2,833,433
3.75%, 03/15/51	3,950	2,956,400
Stryker Corp.
1.95%, 06/15/30	6,088	5,538,746
2.90%, 06/15/50	2,101	1,411,821
3.65%, 03/07/28	4,602	4,582,804
4.10%, 04/01/43	1,783	1,540,404
4.25%, 09/11/29	3,070	3,096,452
4.38%, 05/15/44	2,453	2,167,132
4.55%, 02/10/27	3,495	3,521,004
4.63%, 09/11/34	2,670	2,674,817
4.63%, 03/15/46	4,805	4,351,075
4.70%, 02/10/28	3,395	3,448,083
4.85%, 12/08/28	3,930	4,028,526
4.85%, 02/10/30	3,315	3,409,586
5.20%, 02/10/35	3,565	3,702,419
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	3,780	3,562,950
2.00%, 10/15/31	5,865	5,241,920
2.60%, 10/01/29	5,019	4,771,619
2.80%, 10/15/41	4,965	3,697,405
4.10%, 08/15/47	2,329	1,972,968
4.20%, 03/01/31	2,175	2,179,634
4.47%, 10/07/32	2,460	2,478,533
4.79%, 10/07/35	2,360	2,383,063
4.80%, 11/21/27	5,093	5,184,531

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.89%, 10/07/37	$2,760	$2,768,286
4.95%, 11/21/32	2,585	2,688,994
4.98%, 08/10/30	4,038	4,188,822
5.00%, 12/05/26	4,700	4,746,822
5.00%, 01/31/29	4,995	5,152,408
5.09%, 08/10/33	4,145	4,323,520
5.20%, 01/31/34	2,760	2,889,020
5.30%, 02/01/44	1,864	1,865,562
5.40%, 08/10/43	3,630	3,696,081
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,610,538
4.45%, 08/15/45	2,629	2,310,944
4.70%, 02/19/27	1,455	1,465,169
5.05%, 02/19/30	1,875	1,933,647
5.20%, 09/15/34	3,280	3,366,268
5.35%, 12/01/28	4,235	4,381,369
5.50%, 02/19/35	1,955	2,041,891
5.75%, 11/30/39	1,113	1,169,357
		384,150,082
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(b)	1,529	980,812
Adventist Health System/West
3.63%, 03/01/49	2,331	1,629,490
5.43%, 03/01/32	2,515	2,592,887
5.76%, 12/01/34	1,350	1,402,198
Series 2025, 4.74%, 12/01/30	1,165	1,178,492
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,318,062
3.83%, 08/15/28	1,186	1,183,517
4.27%, 08/15/48	1,586	1,352,271
Series 2020, 2.21%, 06/15/30	455	421,091
Series 2020, 3.01%, 06/15/50	1,622	1,100,885
Aetna Inc.
3.88%, 08/15/47	60	45,692
4.50%, 05/15/42	3,391	2,939,425
4.75%, 03/15/44	2,724	2,399,246
6.63%, 06/15/36	3,841	4,239,641
6.75%, 12/15/37	2,928	3,269,931
AHS Hospital Corp.
5.02%, 07/01/45	2,240	2,157,407
Series 2021, 2.78%, 07/01/51	1,876	1,199,369
Allina Health System
2.90%, 11/15/51(b)	1,970	1,276,272
Series 2019, 3.89%, 04/15/49	1,838	1,455,178
Ascension Health
3.95%, 11/15/46	4,880	4,069,890
4.85%, 11/15/53(b)	2,320	2,137,858
Series 2025, 4.08%, 11/15/28	830	834,564
Series 2025, 4.29%, 11/15/30	2,695	2,714,571
Series 2025, 4.92%, 11/15/35	2,045	2,077,668
Series B, 2.53%, 11/15/29	4,184	3,964,164
Series B, 3.11%, 11/15/39	3,831	3,083,965
Banner Health
1.90%, 01/01/31	2,263	2,036,160
2.34%, 01/01/30	2,532	2,372,650
2.91%, 01/01/42	1,120	839,958
2.91%, 01/01/51	1,927	1,262,677
Series 2020, 3.18%, 01/01/50	1,183	826,506
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	307,487
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	$708	$518,548
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	2,514	1,986,735
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,612,850
4.19%, 11/15/45	2,583	2,216,417
Series 2021, 1.78%, 11/15/30	1,761	1,581,737
Series 2021, 2.84%, 11/15/50	3,510	2,284,750
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(b)	730	484,685
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	4,296	4,202,013
Series 2018, 4.30%, 07/01/28	1,851	1,861,158
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,161,024
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,210	2,004,126
Centene Corp.
2.45%, 07/15/28	10,125	9,428,355
2.50%, 03/01/31	10,160	8,761,259
2.63%, 08/01/31	6,215	5,328,177
3.00%, 10/15/30	10,215	9,113,635
3.38%, 02/15/30	9,390	8,631,170
4.25%, 12/15/27	11,760	11,620,387
4.63%, 12/15/29	16,150	15,631,511
Children's Health System of Texas, 2.51%, 08/15/50(b)	2,541	1,532,666
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,278	1,932,906
Series 2020, 2.59%, 02/01/50	1,105	690,234
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,283	1,139,526
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,868	1,837,587
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	1,136	749,017
CHRISTUS Health, Series C, 4.34%, 07/01/28(b)	2,834	2,846,434
Cigna Group (The)
2.38%, 03/15/31	8,286	7,503,103
2.40%, 03/15/30	6,187	5,749,834
3.05%, 10/15/27	3,159	3,108,213
3.20%, 03/15/40	4,075	3,249,182
3.40%, 03/01/27	7,338	7,285,206
3.40%, 03/15/50	6,992	4,972,122
3.40%, 03/15/51	5,910	4,159,852
3.88%, 10/15/47	5,161	4,031,124
4.38%, 10/15/28	15,758	15,906,210
4.50%, 09/15/30	4,425	4,459,977
4.80%, 08/15/38	10,769	10,413,938
4.80%, 07/15/46	4,714	4,253,395
4.88%, 09/15/32	3,955	4,026,462
4.90%, 12/15/48	12,073	10,959,841
5.00%, 05/15/29	2,740	2,816,170
5.13%, 05/15/31	3,730	3,864,369
5.25%, 02/15/34	4,450	4,607,038
5.25%, 01/15/36	5,845	5,993,634
5.40%, 03/15/33	4,265	4,467,879
5.60%, 02/15/54	5,365	5,287,847

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.00%, 01/15/56	$4,610	$4,802,187
6.13%, 11/15/41	3,533	3,774,752
City of Hope
Series 2013, 5.62%, 11/15/43	1,910	1,909,054
Series 2018, 4.38%, 08/15/48	1,847	1,561,952
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	1,745	1,527,049
CommonSpirit Health
2.78%, 10/01/30	1,872	1,751,719
3.35%, 10/01/29	3,045	2,951,268
3.82%, 10/01/49	3,052	2,334,645
3.91%, 10/01/50	1,304	990,919
4.19%, 10/01/49	2,966	2,377,876
4.35%, 09/01/30	1,505	1,507,187
4.35%, 11/01/42	2,968	2,587,571
4.98%, 09/01/35	1,630	1,629,744
5.21%, 12/01/31	2,205	2,290,850
5.32%, 12/01/34	2,130	2,192,851
5.55%, 12/01/54	600	584,651
5.58%, 09/01/45	2,470	2,454,808
5.66%, 09/01/55	520	515,514
6.07%, 11/01/27	1,756	1,816,065
6.46%, 11/01/52	915	1,002,867
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	1,631	1,070,645
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,948	1,440,589
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,635	1,893,037
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,367	1,880,498
Dignity Health
4.50%, 11/01/42(b)	1,030	905,641
5.27%, 11/01/64	1,100	1,011,080
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	3,226	2,649,273
Elevance Health Inc.
2.25%, 05/15/30	4,913	4,522,514
2.55%, 03/15/31	5,520	5,047,665
2.88%, 09/15/29	4,567	4,357,999
3.13%, 05/15/50	2,661	1,768,255
3.60%, 03/15/51	6,463	4,666,878
3.65%, 12/01/27	8,098	8,042,309
3.70%, 09/15/49	5,322	3,945,423
4.00%, 09/15/28	3,090	3,083,358
4.10%, 03/01/28	6,463	6,467,610
4.10%, 05/15/32	2,813	2,744,902
4.38%, 12/01/47	7,286	6,114,269
4.55%, 03/01/48	4,535	3,899,896
4.55%, 05/15/52	2,725	2,290,421
4.60%, 09/15/32	2,660	2,661,816
4.63%, 05/15/42	2,699	2,441,548
4.65%, 01/15/43	5,765	5,207,978
4.65%, 08/15/44	2,942	2,619,162
4.75%, 02/15/30	3,190	3,257,342
4.75%, 02/15/33	3,690	3,718,913
4.95%, 11/01/31	4,135	4,237,887
5.00%, 01/15/36	2,860	2,864,761
5.10%, 01/15/44	4,283	4,074,906
5.13%, 02/15/53	4,040	3,692,705
5.15%, 06/15/29	2,535	2,614,402
Security	Par (000)	Value
Health Care - Services (continued)
5.20%, 02/15/35	$5,115	$5,241,401
5.38%, 06/15/34	4,035	4,185,718
5.50%, 10/15/32	3,650	3,851,243
5.65%, 06/15/54	3,860	3,794,710
5.70%, 02/15/55	5,810	5,748,803
5.70%, 09/15/55	3,870	3,837,530
5.85%, 01/15/36	1,509	1,608,129
5.85%, 11/01/64	3,572	3,543,594
5.95%, 12/15/34	2,585	2,778,598
6.10%, 10/15/52	2,725	2,842,198
6.38%, 06/15/37	2,470	2,711,665
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(b)	205	160,242
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	615,254
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,936	1,636,109
4.50%, 07/01/57	1,355	1,167,070
Series 2020, 2.68%, 09/01/41	2,756	2,028,533
Series 2020, 2.88%, 09/01/50	1,557	1,018,678
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	2,080	1,518,185
HCA Inc.
2.38%, 07/15/31	5,625	5,042,957
3.13%, 03/15/27	4,840	4,779,003
3.38%, 03/15/29	1,807	1,762,829
3.50%, 09/01/30	11,530	11,111,937
3.50%, 07/15/51	7,120	4,960,310
3.63%, 03/15/32	9,047	8,580,290
4.13%, 06/15/29	8,360	8,345,418
4.30%, 11/15/30	2,405	2,400,196
4.38%, 03/15/42	3,131	2,716,055
4.50%, 02/15/27	6,088	6,102,203
4.60%, 11/15/32	3,835	3,833,809
4.63%, 03/15/52	8,080	6,742,524
4.90%, 11/15/35	3,365	3,352,020
5.00%, 03/01/28	1,170	1,192,678
5.13%, 06/15/39	4,385	4,289,995
5.20%, 06/01/28	3,545	3,634,070
5.25%, 03/01/30	2,615	2,708,533
5.25%, 06/15/49	8,241	7,597,556
5.45%, 04/01/31	4,425	4,632,016
5.45%, 09/15/34	5,370	5,578,525
5.50%, 03/01/32	4,005	4,198,184
5.50%, 06/01/33	5,211	5,467,250
5.50%, 06/15/47	7,562	7,273,989
5.60%, 04/01/34	6,255	6,551,789
5.63%, 09/01/28	7,027	7,256,074
5.70%, 11/15/55	4,950	4,837,978
5.75%, 03/01/35	6,460	6,820,121
5.88%, 02/01/29	5,090	5,304,820
5.90%, 06/01/53	5,140	5,123,843
5.95%, 09/15/54	3,645	3,668,579
6.00%, 04/01/54	5,990	6,078,654
6.10%, 04/01/64	3,135	3,179,840
6.20%, 03/01/55	3,040	3,167,514
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	2,897	2,255,709
Humana Inc.
1.35%, 02/03/27	3,770	3,649,747
2.15%, 02/03/32	3,630	3,149,727
3.13%, 08/15/29	2,771	2,661,381

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.70%, 03/23/29	$4,825	$4,733,894
3.95%, 03/15/27	3,539	3,529,327
3.95%, 08/15/49	2,582	1,947,445
4.63%, 12/01/42	2,910	2,536,625
4.80%, 03/15/47	2,465	2,120,342
4.88%, 04/01/30	2,795	2,833,877
4.95%, 10/01/44	4,034	3,596,917
5.38%, 04/15/31	4,070	4,210,496
5.50%, 03/15/53	1,880	1,739,326
5.55%, 05/01/35	970	995,828
5.75%, 03/01/28	2,456	2,538,230
5.75%, 12/01/28	1,345	1,399,580
5.75%, 04/15/54	2,254	2,156,617
5.88%, 03/01/33	3,465	3,657,421
5.95%, 03/15/34	3,855	4,069,716
6.00%, 05/01/55	100	99,316
ICON Investments Six DAC
5.81%, 05/08/27	2,870	2,926,660
5.85%, 05/08/29	2,790	2,914,612
6.00%, 05/08/34	1,970	2,080,754
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	2,460	2,012,996
Series 2021, 2.85%, 11/01/51	1,245	808,611
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,111,481
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,708,802
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	209,053
IQVIA Inc.
5.70%, 05/15/28	4,775	4,926,022
6.25%, 02/01/29	2,120	2,235,529
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,091	2,527,584
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,387,356
4.15%, 05/01/47	7,262	6,164,954
4.88%, 04/01/42	2,782	2,671,115
Series 2019, 3.27%, 11/01/49	4,178	2,993,359
Series 2021, 2.81%, 06/01/41	5,692	4,281,812
Series 2021, 3.00%, 06/01/51	5,827	3,911,645
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,850	2,619,560
2.95%, 12/01/29	2,812	2,679,406
3.60%, 09/01/27	4,370	4,343,369
4.35%, 04/01/30	3,530	3,540,155
4.55%, 04/01/32	2,700	2,708,731
4.70%, 02/01/45	4,303	3,889,056
4.80%, 10/01/34	4,190	4,172,077
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	165,361
Series 2017, 3.77%, 07/01/48	1,264	997,733
Series 2020, 3.19%, 07/01/49	1,835	1,297,271
Series 2020, 3.34%, 07/01/60	2,326	1,568,918
Mayo Clinic
3.77%, 11/15/43	1,485	1,231,577
Series 2013, 4.00%, 11/15/47	290	236,867
Series 2016, 4.13%, 11/15/52	2,611	2,156,246
Series 2021, 3.20%, 11/15/61	2,261	1,495,426
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,702	2,327,489
Security	Par (000)	Value
Health Care - Services (continued)
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	$1,777	$1,338,983
Memorial Health Services, 3.45%, 11/01/49	1,628	1,187,544
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,421,987
5.00%, 07/01/42	690	674,579
Series 2015, 4.20%, 07/01/55	2,009	1,684,462
Series 2020, 2.96%, 01/01/50	781	528,148
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,016	1,907,908
Montefiore Obligated Group
4.29%, 09/01/50	1,216	865,065
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,521,642
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	647,599
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,518	1,793,697
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,806	1,597,733
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	769,752
2.61%, 08/01/60(b)	1,308	740,419
4.02%, 08/01/45	3,024	2,557,353
4.06%, 08/01/56	553	442,974
Series 2019, 3.95%, 08/01/2119	1,835	1,295,627
Northwell Healthcare Inc.
3.81%, 11/01/49	2,460	1,854,665
3.98%, 11/01/46	2,505	2,001,683
4.26%, 11/01/47	4,000	3,333,363
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	2,330	1,475,488
Novant Health Inc.
2.64%, 11/01/36	2,726	2,214,586
3.17%, 11/01/51	2,909	1,994,944
3.32%, 11/01/61	1,751	1,155,426
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	789,121
OhioHealth Corp.
2.30%, 11/15/31	2,594	2,343,055
2.83%, 11/15/41	2,130	1,592,114
Series 2020, 3.04%, 11/15/50	1,876	1,304,394
Orlando Health Obligated Group
3.33%, 10/01/50	1,087	791,573
4.09%, 10/01/48	2,117	1,755,040
5.48%, 10/01/35	2,210	2,326,535
PeaceHealth Obligated Group
4.34%, 11/15/28	865	870,936
4.86%, 11/15/32	580	588,311
Series 2018, 4.79%, 11/15/48	2,007	1,764,545
Series 2020, 3.22%, 11/15/50	2,417	1,605,297
Piedmont Healthcare Inc.
2.04%, 01/01/32	2,247	1,955,665
2.86%, 01/01/52(b)	1,846	1,193,446
Series 2042, 2.72%, 01/01/42	2,461	1,771,582
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,290	2,085,397
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	2,270	2,361,933
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,075	3,195,057

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 19A, 2.53%, 10/01/29	$2,877	$2,715,538
Series 21A, 2.70%, 10/01/51(b)	4,060	2,454,619
Series A, 3.93%, 10/01/48	1,360	1,067,362
Series I, 3.74%, 10/01/47	2,268	1,747,778
Queen's Health Systems (The), 4.81%, 07/01/52	2,181	1,984,222
Quest Diagnostics Inc.
2.80%, 06/30/31	3,501	3,237,702
2.95%, 06/30/30	6,837	6,483,401
4.20%, 06/30/29	3,183	3,196,257
4.60%, 12/15/27	3,210	3,249,834
4.63%, 12/15/29	3,395	3,457,674
4.70%, 03/30/45	2,276	2,087,820
5.00%, 12/15/34	2,850	2,907,015
6.40%, 11/30/33	1,670	1,859,936
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,470	1,008,824
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,503	1,492,782
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	1,775	1,129,338
Sentara Health, 2.93%, 11/01/51	1,849	1,204,175
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,591	1,638,829
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,755,079
Series A, 3.82%, 06/01/27	2,605	2,600,563
Stanford Health Care
3.03%, 08/15/51	2,385	1,605,308
Series 2018, 3.80%, 11/15/48	2,646	2,108,393
Series 2020, 3.31%, 08/15/30	1,470	1,422,936
Summa Health, 3.51%, 11/15/51	1,810	1,403,258
Sutter Health
5.55%, 08/15/53	248	252,085
Series 2018, 3.70%, 08/15/28	2,054	2,044,459
Series 2018, 4.09%, 08/15/48	2,161	1,797,361
Series 2025, 5.21%, 08/15/32	965	1,006,065
Series 2025, 5.54%, 08/15/35	2,940	3,112,011
Series 20A, 2.29%, 08/15/30	1,489	1,374,165
Series 20A, 3.16%, 08/15/40	857	686,624
Series 20A, 3.36%, 08/15/50(b)	2,014	1,451,253
Texas Health Resources
2.33%, 11/15/50	1,862	1,088,056
4.33%, 11/15/55	1,499	1,286,554
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,979,982
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,608,193
Series 2019, 3.43%, 12/01/48	1,315	1,019,461
Series 2021, 2.63%, 12/01/40	2,346	1,751,134
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	466,822
UnitedHealth Group Inc.
3.70%, 05/15/27	3,754	3,745,186
2.00%, 05/15/30	6,215	5,686,663
2.30%, 05/15/31	6,190	5,596,529
2.75%, 05/15/40	5,126	3,886,415
2.88%, 08/15/29	4,349	4,177,713
2.90%, 05/15/50	6,248	4,057,295
2.95%, 10/15/27	4,474	4,403,904
3.05%, 05/15/41	4,732	3,638,016
3.13%, 05/15/60	4,279	2,669,951
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$9,345	$6,452,754
3.38%, 04/15/27	3,333	3,308,599
3.45%, 01/15/27	4,333	4,311,501
3.50%, 08/15/39	5,869	4,956,849
3.70%, 08/15/49	5,547	4,196,631
3.75%, 10/15/47	5,421	4,208,827
3.85%, 06/15/28	5,576	5,567,933
3.88%, 12/15/28	4,142	4,133,665
3.88%, 08/15/59	5,582	4,112,213
3.95%, 10/15/42	3,660	3,078,682
4.00%, 05/15/29	4,539	4,539,981
4.20%, 05/15/32	6,360	6,308,985
4.20%, 01/15/47	3,884	3,236,668
4.25%, 01/15/29	6,260	6,307,122
4.25%, 03/15/43	2,886	2,512,791
4.25%, 04/15/47	3,954	3,316,689
4.25%, 06/15/48	6,288	5,241,758
4.38%, 03/15/42	3,049	2,730,174
4.40%, 06/15/28	2,525	2,555,246
4.45%, 12/15/48	5,271	4,514,008
4.50%, 04/15/33	6,585	6,561,005
4.60%, 04/15/27	3,200	3,226,245
4.63%, 07/15/35	4,576	4,558,643
4.63%, 11/15/41	3,731	3,458,418
4.65%, 01/15/31	3,515	3,578,364
4.70%, 04/15/29	2,280	2,332,515
4.75%, 07/15/45	8,685	7,931,762
4.75%, 05/15/52	8,120	7,169,735
4.80%, 01/15/30	5,980	6,137,795
4.90%, 04/15/31	3,876	3,992,039
4.95%, 01/15/32	8,180	8,421,029
4.95%, 05/15/62	4,840	4,257,408
5.00%, 04/15/34	5,688	5,820,815
5.05%, 04/15/53	7,875	7,253,196
5.15%, 07/15/34	9,055	9,356,375
5.20%, 04/15/63	7,020	6,454,862
5.25%, 02/15/28	5,750	5,910,286
5.30%, 02/15/30	5,349	5,591,332
5.30%, 06/15/35	4,070	4,241,911
5.35%, 02/15/33	8,625	9,042,898
5.38%, 04/15/54	7,005	6,769,950
5.50%, 07/15/44	6,605	6,655,556
5.50%, 04/15/64	4,350	4,186,473
5.63%, 07/15/54	11,435	11,453,366
5.70%, 10/15/40	2,244	2,370,129
5.75%, 07/15/64	9,305	9,329,974
5.80%, 03/15/36	3,845	4,133,310
5.88%, 02/15/53	7,840	8,067,805
5.95%, 02/15/41	2,350	2,516,262
5.95%, 06/15/55	2,740	2,869,553
6.05%, 02/15/63	5,830	6,107,145
6.50%, 06/15/37	2,688	3,037,141
6.63%, 11/15/37	3,193	3,652,329
6.88%, 02/15/38	5,191	6,052,974
Universal Health Services Inc.
2.65%, 10/15/30	3,743	3,416,018
2.65%, 01/15/32	2,475	2,183,669
4.63%, 10/15/29	3,095	3,115,047
5.05%, 10/15/34	2,210	2,178,335
UPMC
5.04%, 05/15/33	1,995	2,049,736

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 05/15/43	$1,940	$1,928,044
WakeMed, Series A, 3.29%, 10/01/52	1,455	1,010,444
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(b)	833	540,297
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,833	1,637,537
Series 2021, 3.07%, 03/01/51(b)	2,417	1,548,627
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	2,391	1,434,240
		1,251,497,663
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)	1,690	1,712,911
6.55%, 03/15/32(c)	2,140	2,224,618
6.70%, 07/29/31	4,520	4,749,534
6.90%, 04/13/29	2,400	2,516,921
Ares Capital Corp.
2.88%, 06/15/27	2,264	2,211,798
2.88%, 06/15/28	6,000	5,725,395
3.20%, 11/15/31	3,195	2,833,707
5.10%, 01/15/31	1,650	1,631,010
5.50%, 09/01/30	3,560	3,590,537
5.80%, 03/08/32	4,605	4,658,097
5.88%, 03/01/29	4,835	4,963,745
5.95%, 07/15/29	3,044	3,129,722
7.00%, 01/15/27	4,382	4,496,335
Ares Strategic Income Fund
4.85%, 01/15/29(c)	1,480	1,461,498
5.15%, 01/15/31(c)	1,550	1,524,303
5.45%, 09/09/28(c)	1,355	1,362,843
5.60%, 02/15/30	3,070	3,085,627
5.70%, 03/15/28	1,520	1,539,526
5.80%, 09/09/30(c)	1,550	1,567,891
6.20%, 03/21/32	3,190	3,272,602
6.35%, 08/15/29	1,520	1,567,212
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(b)	250	249,752
Barings BDC Inc.
5.20%, 09/15/28	50	49,790
7.00%, 02/15/29(b)	190	196,613
Barings Private Credit Corp., 6.15%, 06/11/30(c)	70	69,511
Blackstone Private Credit Fund
2.63%, 12/15/26	3,615	3,541,510
3.25%, 03/15/27	5,730	5,629,605
4.00%, 01/15/29	2,820	2,740,335
4.95%, 09/26/27	1,660	1,669,067
5.05%, 09/10/30	1,965	1,938,738
5.25%, 04/01/30	590	588,116
5.60%, 11/22/29	2,610	2,642,264
5.95%, 07/16/29	2,955	3,019,752
6.00%, 01/29/32	4,500	4,601,493
6.00%, 11/22/34(b)	3,450	3,506,604
6.25%, 01/25/31	1,720	1,781,434
7.30%, 11/27/28	1,275	1,355,412
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,909	2,820,978
2.85%, 09/30/28	3,730	3,525,010
5.13%, 01/31/31(b)	1,265	1,252,938
5.30%, 06/30/30	1,780	1,785,609
5.35%, 04/13/28	930	939,330
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 11/15/27	$1,950	$1,990,102
Blue Owl Capital Corp.
2.63%, 01/15/27	3,152	3,071,364
2.88%, 06/11/28	3,930	3,707,138
5.95%, 03/15/29	600	608,011
6.20%, 07/15/30	1,230	1,255,359
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,205	2,149,986
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,100	2,089,347
5.80%, 03/15/30	3,065	3,059,725
6.60%, 09/15/29	4,050	4,163,157
6.65%, 03/15/31	3,235	3,343,473
7.75%, 09/16/27	1,235	1,285,344
7.75%, 01/15/29	2,310	2,445,558
7.95%, 06/13/28	1,233	1,306,282
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	2,012	1,950,193
6.10%, 03/15/28(c)	1,445	1,449,327
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	1,710	1,741,618
Capital Southwest Corp., 5.95%, 09/18/30	650	653,219
Carlyle Secured Lending Inc.
5.75%, 02/15/31	650	639,340
6.75%, 02/18/30(b)	150	154,071
Franklin BSP Capital Corp.
6.00%, 10/02/30(c)	1,025	1,013,593
7.20%, 06/15/29	250	258,094
FS KKR Capital Corp.
2.63%, 01/15/27	2,789	2,706,124
3.13%, 10/12/28	3,789	3,508,571
3.25%, 07/15/27	2,000	1,928,787
6.13%, 01/15/30(b)	1,650	1,640,671
6.13%, 01/15/31	1,025	1,007,876
6.88%, 08/15/29	2,710	2,757,913
7.88%, 01/15/29	300	312,541
Goldman Sachs BDC Inc.
5.65%, 09/09/30	875	883,495
6.38%, 03/11/27	690	705,142
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(c)	650	649,713
5.88%, 05/06/28(b)(c)	955	970,805
5.88%, 01/31/31(c)	650	651,708
6.25%, 05/06/30(b)(c)	835	850,874
Golub Capital BDC Inc.
2.05%, 02/15/27	2,188	2,114,887
6.00%, 07/15/29	2,305	2,350,537
7.05%, 12/05/28	1,250	1,314,814
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	715	719,113
5.80%, 09/12/29	410	414,803
5.88%, 05/01/30	2,200	2,229,740
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	1,200	1,231,928
6.38%, 07/01/34	4,315	4,409,813
6.75%, 07/15/35	1,200	1,245,471
Main Street Capital Corp.
5.40%, 08/15/28	70	70,164
6.50%, 06/04/27	1,580	1,614,162
6.95%, 03/01/29	930	967,536
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,270	1,267,231

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.00%, 05/19/30(b)	$1,100	$1,125,534
6.15%, 05/17/29(b)	1,585	1,634,799
MSD Investment Corp., 6.25%, 05/31/30(c)	830	834,363
New Mountain Finance Corp.
6.20%, 10/15/27	650	661,117
6.88%, 02/01/29(b)	330	336,509
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)(c)	1,025	1,020,384
5.75%, 02/01/30	90	90,072
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	102,974
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,463	2,393,708
6.34%, 02/27/30(b)	930	932,326
7.10%, 02/15/29	1,330	1,368,133
Oaktree Strategic Credit Fund
6.19%, 07/15/30(c)	875	881,601
6.50%, 07/23/29	460	473,763
8.40%, 11/14/28	400	431,299
Sixth Street Lending Partners
5.75%, 01/15/30	740	749,358
6.13%, 07/15/30(c)	3,270	3,360,003
6.50%, 03/11/29	510	529,874
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	915	926,530
6.13%, 03/01/29(b)	430	441,415
6.95%, 08/14/28	715	751,126
		199,633,301
Home Builders — 0.0%
DR Horton Inc.
1.40%, 10/15/27	1,779	1,699,866
4.85%, 10/15/30(b)	60	61,530
5.00%, 10/15/34	1,780	1,813,525
5.50%, 10/15/35	2,090	2,186,853
Lennar Corp.
4.75%, 11/29/27	3,998	4,030,020
5.00%, 06/15/27	2,413	2,431,535
5.20%, 07/30/30	2,270	2,344,286
Meritage Homes Corp.
5.13%, 06/06/27	710	714,299
5.65%, 03/15/35	1,165	1,194,786
NVR Inc., 3.00%, 05/15/30	2,518	2,396,498
PulteGroup Inc.
5.00%, 01/15/27	2,895	2,916,958
6.00%, 02/15/35	1,368	1,479,892
6.38%, 05/15/33	1,821	2,002,183
7.88%, 06/15/32	1,359	1,592,579
Sekisui House U.S., Inc.
2.50%, 01/15/31	2,007	1,790,585
3.85%, 01/15/30	1,976	1,911,024
3.97%, 08/06/61(b)	1,515	1,038,520
6.00%, 01/15/43	3,372	3,162,515
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,555	2,507,734
4.35%, 02/15/28	2,435	2,445,114
4.88%, 03/15/27	3,005	3,022,549
5.60%, 06/15/35(b)	1,560	1,612,981
		44,355,832
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	$3,032	$2,973,364
3.50%, 11/15/51	3,080	2,000,722
4.40%, 03/15/29	3,212	3,158,067
		8,132,153
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,140,124
2.65%, 04/30/30	2,237	2,093,771
4.88%, 12/06/28	3,866	3,946,335
5.75%, 03/15/33	1,880	1,994,943
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,384	2,127,422
3.15%, 08/01/27	2,406	2,378,311
3.95%, 08/01/47	2,105	1,703,199
5.00%, 06/15/52	2,590	2,405,345
5.60%, 11/15/32	2,795	2,983,561
Clorox Co. (The)
1.80%, 05/15/30	3,274	2,955,735
3.10%, 10/01/27	3,548	3,497,168
3.90%, 05/15/28	3,613	3,611,681
4.40%, 05/01/29	3,570	3,609,465
4.60%, 05/01/32	3,459	3,500,523
Kimberly-Clark Corp.
1.05%, 09/15/27	3,481	3,321,880
2.00%, 11/02/31(b)	2,883	2,599,718
2.88%, 02/07/50	1,579	1,052,425
3.10%, 03/26/30	4,058	3,910,977
3.20%, 04/25/29	4,295	4,197,942
3.20%, 07/30/46	1,935	1,410,716
3.90%, 05/04/47	1,172	941,560
3.95%, 11/01/28	3,407	3,424,350
4.50%, 02/16/33	1,940	1,974,225
5.30%, 03/01/41	2,500	2,536,892
6.63%, 08/01/37	3,593	4,197,489
		68,515,757
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,573,553
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,170	3,204,841
Aflac Inc.
3.60%, 04/01/30	5,773	5,681,997
4.00%, 10/15/46	2,091	1,703,691
4.75%, 01/15/49	3,568	3,195,825
Alleghany Corp.
3.25%, 08/15/51	3,300	2,280,290
3.63%, 05/15/30	4,484	4,394,544
4.90%, 09/15/44	2,405	2,237,211
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,787,818
3.28%, 12/15/26	2,982	2,962,007
3.85%, 08/10/49	2,718	2,108,619
4.20%, 12/15/46	3,902	3,265,489
4.50%, 06/15/43	2,708	2,411,646
5.05%, 06/24/29	2,275	2,350,838
5.25%, 03/30/33	2,220	2,315,223
5.35%, 06/01/33	2,094	2,189,999
5.55%, 05/09/35	3,086	3,252,838
5.95%, 04/01/36	2,265	2,439,632

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	$2,495	$2,623,185
American Financial Group Inc., 5.00%, 09/23/35	975	957,315
American Financial Group Inc./OH
4.50%, 06/15/47	1,995	1,693,184
5.25%, 04/02/30(b)	902	945,652
American International Group Inc.
3.40%, 06/30/30	2,805	2,705,477
3.88%, 01/15/35	1,770	1,667,327
4.38%, 06/30/50	5,389	4,549,840
4.50%, 07/16/44	2,210	1,967,660
4.75%, 04/01/48	6,128	5,501,121
4.80%, 07/10/45	640	586,804
4.85%, 05/07/30	1,640	1,681,527
5.13%, 03/27/33	3,465	3,583,250
5.45%, 05/07/35	1,870	1,958,966
Series A-9, 5.75%, 04/01/48(a)	10	10,175
American National Group Inc.
5.00%, 06/15/27	3,116	3,136,863
5.75%, 10/01/29	900	932,443
6.00%, 07/15/35	2,390	2,420,133
Aon Corp.
2.80%, 05/15/30	4,881	4,603,420
3.75%, 05/02/29	4,122	4,071,315
4.50%, 12/15/28	2,937	2,975,374
6.25%, 09/30/40	3,334	3,681,656
8.21%, 01/01/27	1,121	1,166,811
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,465	2,178,730
2.60%, 12/02/31	2,400	2,171,166
2.85%, 05/28/27	2,925	2,873,715
2.90%, 08/23/51	5,070	3,199,178
3.90%, 02/28/52	3,665	2,780,134
5.00%, 09/12/32	2,305	2,371,233
5.35%, 02/28/33	2,800	2,925,619
Aon Global Ltd.
4.60%, 06/14/44	4,992	4,421,011
4.75%, 05/15/45	2,549	2,290,815
Aon North America Inc.
5.13%, 03/01/27	3,365	3,406,106
5.15%, 03/01/29	4,555	4,696,645
5.30%, 03/01/31	3,440	3,588,620
5.45%, 03/01/34	7,483	7,825,953
5.75%, 03/01/54	5,680	5,747,178
Arch Capital Finance LLC
4.01%, 12/15/26	3,217	3,215,583
5.03%, 12/15/46	2,614	2,483,455
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,809,898
7.35%, 05/01/34	1,545	1,811,001
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,805	2,709,957
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,460	2,196,782
3.05%, 03/09/52	3,965	2,543,528
3.50%, 05/20/51	6,307	4,477,605
4.60%, 12/15/27	3,365	3,397,651
4.85%, 12/15/29	1,720	1,758,831
5.00%, 02/15/32	2,300	2,353,005
5.15%, 02/15/35	4,500	4,570,579
5.45%, 07/15/34	1,988	2,069,838
Security	Par (000)	Value
Insurance (continued)
5.50%, 03/02/33	$1,790	$1,870,893
5.55%, 02/15/55	3,175	3,084,260
5.75%, 03/02/53	2,378	2,364,918
5.75%, 07/15/54	1,890	1,880,610
6.50%, 02/15/34	2,095	2,321,504
6.75%, 02/15/54	2,625	2,938,398
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	60	62,773
Assurant Inc.
2.65%, 01/15/32	1,985	1,758,955
3.70%, 02/22/30	2,387	2,324,769
4.90%, 03/27/28	2,465	2,496,135
5.55%, 02/15/36	1,315	1,338,464
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	2,961	2,794,123
3.60%, 09/15/51	1,930	1,388,972
6.13%, 09/15/28	1,450	1,524,049
Athene Holding Ltd.
3.45%, 05/15/52	4,320	2,795,637
3.50%, 01/15/31	2,860	2,709,534
3.95%, 05/25/51	3,595	2,537,134
4.13%, 01/12/28	5,480	5,464,641
5.88%, 01/15/34	3,743	3,887,072
6.15%, 04/03/30	2,347	2,488,800
6.25%, 04/01/54	3,070	3,036,464
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	910	887,240
6.63%, 05/19/55	2,615	2,710,390
6.65%, 02/01/33	2,205	2,383,627
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	620	607,547
AXA SA, 8.60%, 12/15/30	425	502,998
Axis Specialty Finance LLC
3.90%, 07/15/29	2,189	2,161,099
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,756,370
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,289	2,279,540
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,651	4,143,442
1.85%, 03/12/30	3,398	3,127,669
2.30%, 03/15/27	6,220	6,114,049
2.50%, 01/15/51	5,835	3,579,169
2.85%, 10/15/50	8,434	5,554,527
2.88%, 03/15/32	5,439	5,110,701
3.85%, 03/15/52	7,730	6,090,916
4.20%, 08/15/48	10,307	8,795,972
4.25%, 01/15/49	8,264	7,108,700
4.30%, 05/15/43	3,937	3,552,651
4.40%, 05/15/42	5,283	4,941,794
5.75%, 01/15/40	4,473	4,899,573
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	5,380	5,116,695
Brighthouse Financial Inc.
3.70%, 06/22/27	145	142,101
3.85%, 12/22/51	1,290	804,015
4.70%, 06/22/47	3,577	2,676,666
5.63%, 05/15/30(b)	2,794	2,821,004
Brown & Brown Inc.
2.38%, 03/15/31	4,593	4,113,595
4.20%, 03/17/32	1,610	1,557,635
4.50%, 03/15/29	3,415	3,428,195
4.60%, 12/23/26	2,045	2,053,608
4.70%, 06/23/28	2,165	2,186,628
4.90%, 06/23/30	2,675	2,711,539
4.95%, 03/17/52	3,845	3,371,827

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.25%, 06/23/32	$2,155	$2,207,755
5.55%, 06/23/35	2,275	2,339,085
5.65%, 06/11/34	2,380	2,469,384
6.25%, 06/23/55	1,590	1,666,730
Chubb Corp. (The)
6.00%, 05/11/37	4,814	5,275,476
Series 1, 6.50%, 05/15/38	2,010	2,284,628
Chubb INA Holdings LLC
1.38%, 09/15/30	3,620	3,190,923
2.85%, 12/15/51	3,040	1,985,560
3.05%, 12/15/61	3,128	1,965,523
4.15%, 03/13/43	3,100	2,713,202
4.35%, 11/03/45	7,245	6,422,499
4.65%, 08/15/29	4,225	4,321,746
4.90%, 08/15/35	4,515	4,568,629
5.00%, 03/15/34	6,120	6,295,276
6.70%, 05/15/36	715	826,478
Cincinnati Financial Corp.
6.13%, 11/01/34	2,094	2,265,064
6.92%, 05/15/28	1,919	2,048,131
CNA Financial Corp.
2.05%, 08/15/30	2,580	2,326,033
3.45%, 08/15/27	3,312	3,274,847
3.90%, 05/01/29	5,436	5,383,410
5.13%, 02/15/34	1,345	1,358,351
5.20%, 08/15/35	1,500	1,516,429
5.50%, 06/15/33	1,295	1,347,003
CNO Financial Group Inc.
5.25%, 05/30/29	2,905	2,959,140
6.45%, 06/15/34	2,460	2,608,347
Corebridge Financial Inc.
3.65%, 04/05/27	7,701	7,641,515
3.85%, 04/05/29	4,268	4,205,137
3.90%, 04/05/32	5,955	5,665,162
4.35%, 04/05/42	2,640	2,273,623
4.40%, 04/05/52	5,120	4,179,475
5.75%, 01/15/34	3,530	3,686,190
6.05%, 09/15/33	3,160	3,365,315
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	580	584,436
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,505	2,556,492
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(a)	1,275	1,258,249
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,575,039
4.95%, 06/01/29	3,221	3,260,111
Equitable Holdings Inc.
4.35%, 04/20/28	5,036	5,056,874
5.00%, 04/20/48	4,684	4,249,472
5.59%, 01/11/33	2,645	2,770,244
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	200	208,343
Essent Group Ltd., 6.25%, 07/01/29	1,375	1,438,594
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,893	3,133,470
3.50%, 10/15/50	5,114	3,607,611
4.87%, 06/01/44	2,256	2,037,621
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,995	2,025,455
6.50%, 06/04/29	2,300	2,398,996
7.40%, 01/13/28	2,726	2,858,686
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,980,152
Security	Par (000)	Value
Insurance (continued)
4.63%, 04/29/30	$2,687	$2,699,318
4.85%, 04/17/28	3,049	3,086,861
5.63%, 08/16/32	2,430	2,540,943
5.75%, 05/20/35	300	313,694
6.00%, 12/07/33	3,145	3,350,518
6.10%, 03/15/55	2,205	2,236,822
6.35%, 03/22/54	1,300	1,358,201
Fidelity National Financial Inc.
2.45%, 03/15/31	3,534	3,158,614
3.20%, 09/17/51	3,475	2,239,947
3.40%, 06/15/30	3,515	3,351,917
4.50%, 08/15/28	2,802	2,816,202
First American Financial Corp.
2.40%, 08/15/31	2,557	2,241,241
4.00%, 05/15/30	2,625	2,546,005
5.45%, 09/30/34	1,930	1,954,827
Globe Life Inc.
2.15%, 08/15/30	3,522	3,193,156
4.55%, 09/15/28	3,850	3,890,125
4.80%, 06/15/32	2,180	2,196,285
5.85%, 09/15/34	2,070	2,175,317
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,185	1,989,509
5.50%, 09/01/35	1,075	1,097,355
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,418,176
2.90%, 09/15/51	3,155	2,062,458
3.60%, 08/19/49	4,126	3,121,936
4.30%, 04/15/43	1,711	1,498,253
4.40%, 03/15/48	2,573	2,226,746
5.95%, 10/15/36	1,975	2,155,466
6.10%, 10/01/41	2,094	2,268,597
Horace Mann Educators Corp.
4.70%, 10/01/30	1,470	1,465,520
7.25%, 09/15/28	180	193,204
Jackson Financial Inc.
3.13%, 11/23/31	3,575	3,255,416
4.00%, 11/23/51	2,980	2,109,123
5.17%, 06/08/27	3,340	3,377,986
5.67%, 06/08/32	1,360	1,410,286
Kemper Corp.
2.40%, 09/30/30	3,085	2,756,487
3.80%, 02/23/32	1,960	1,810,188
Lincoln National Corp.
3.05%, 01/15/30	3,276	3,125,732
3.40%, 01/15/31(b)	3,014	2,857,542
3.40%, 03/01/32	584	542,795
3.63%, 12/12/26	1,763	1,754,923
3.80%, 03/01/28(b)	2,459	2,443,054
4.35%, 03/01/48	1,119	904,378
5.35%, 11/15/35	1,325	1,329,917
5.85%, 03/15/34	1,275	1,341,094
6.30%, 10/09/37	1,610	1,734,930
7.00%, 06/15/40	2,223	2,519,858
Loews Corp.
3.20%, 05/15/30	3,300	3,163,117
4.13%, 05/15/43	4,257	3,671,386
6.00%, 02/01/35	966	1,048,540
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,387,012
3.70%, 03/16/32	3,910	3,764,168

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	$4,013	$3,993,992
5.38%, 03/04/46	3,288	3,294,673
Markel Group Inc.
3.35%, 09/17/29	2,135	2,061,240
3.45%, 05/07/52	3,160	2,181,516
3.50%, 11/01/27	2,867	2,832,751
4.15%, 09/17/50	2,651	2,082,282
4.30%, 11/01/47	2,121	1,742,147
5.00%, 04/05/46	2,715	2,460,361
5.00%, 05/20/49	2,335	2,100,670
6.00%, 05/16/54	2,480	2,549,014
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,620	4,220,004
2.38%, 12/15/31	755	677,465
2.90%, 12/15/51	2,595	1,675,313
4.20%, 03/01/48	4,335	3,634,449
4.35%, 01/30/47	3,052	2,628,199
4.38%, 03/15/29	8,257	8,352,576
4.55%, 11/08/27	6,080	6,151,233
4.65%, 03/15/30	6,185	6,311,291
4.75%, 03/15/39	3,378	3,287,952
4.85%, 11/15/31	5,660	5,810,837
4.90%, 03/15/49	5,451	4,999,311
5.00%, 03/15/35	9,310	9,474,668
5.15%, 03/15/34	1,941	2,011,271
5.35%, 11/15/44	2,415	2,391,246
5.40%, 09/15/33	3,005	3,166,091
5.40%, 03/15/55	6,755	6,607,398
5.45%, 03/15/53	1,795	1,766,932
5.45%, 03/15/54	1,725	1,695,730
5.70%, 09/15/53	4,485	4,585,153
5.75%, 11/01/32	1,745	1,877,850
5.88%, 08/01/33	1,940	2,111,885
6.25%, 11/01/52	1,965	2,161,114
Mercury General Corp., 4.40%, 03/15/27	2,560	2,557,316
MetLife Inc.
4.05%, 03/01/45	4,586	3,823,257
4.13%, 08/13/42	3,923	3,372,990
4.55%, 03/23/30	5,802	5,929,551
4.60%, 05/13/46	3,529	3,194,890
4.72%, 12/15/44	2,756	2,526,073
4.88%, 11/13/43	5,060	4,742,861
5.00%, 07/15/52	4,215	3,910,396
5.25%, 01/15/54	4,420	4,272,572
5.30%, 12/15/34	4,230	4,414,015
5.38%, 07/15/33	3,555	3,752,756
5.70%, 06/15/35	6,738	7,225,700
5.88%, 02/06/41	3,917	4,142,983
6.38%, 06/15/34	3,350	3,768,881
6.40%, 12/15/66	5,297	5,563,196
6.50%, 12/15/32	2,805	3,161,886
10.75%, 08/01/69	3,657	4,869,198
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	200	211,202
MGIC Investment Corp., 5.25%, 08/15/28	1,040	1,039,980
Nationwide Financial Services Inc., 6.75%, 05/15/87	824	825,109
NMI Holdings Inc., 6.00%, 08/15/29	1,200	1,245,496
Security	Par (000)	Value
Insurance (continued)
Old Republic International Corp.
3.85%, 06/11/51	$2,874	$2,129,594
5.75%, 03/28/34	2,180	2,281,608
PartnerRe Finance B LLC
3.70%, 07/02/29	4,386	4,300,713
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	507	478,669
Primerica Inc., 2.80%, 11/19/31	2,333	2,117,029
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,246,147
3.70%, 05/15/29(b)	3,030	2,981,726
4.30%, 11/15/46	1,914	1,638,356
4.35%, 05/15/43	1,913	1,673,721
4.63%, 09/15/42	1,866	1,708,603
5.38%, 03/15/33	2,215	2,303,587
5.50%, 03/15/53	1,585	1,578,780
6.05%, 10/15/36	2,640	2,887,370
Progressive Corp. (The)
2.45%, 01/15/27	3,571	3,515,821
2.50%, 03/15/27	3,515	3,454,917
3.00%, 03/15/32	1,599	1,482,522
3.20%, 03/26/30	3,431	3,314,234
3.70%, 01/26/45	1,577	1,264,399
3.70%, 03/15/52	2,390	1,839,043
3.95%, 03/26/50	2,684	2,156,256
4.00%, 03/01/29	3,462	3,470,975
4.13%, 04/15/47	4,503	3,801,014
4.20%, 03/15/48	2,735	2,319,444
4.35%, 04/25/44	2,298	2,039,824
4.95%, 06/15/33	1,940	1,998,559
6.25%, 12/01/32	2,086	2,325,704
6.63%, 03/01/29	2,426	2,625,750
Prudential Financial Inc.
2.10%, 03/10/30(b)	3,775	3,506,221
3.00%, 03/10/40	2,817	2,212,930
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,505	1,399,571
3.70%, 03/13/51	6,819	5,162,433
3.88%, 03/27/28	3,142	3,140,916
3.91%, 12/07/47	4,346	3,479,942
3.94%, 12/07/49	5,166	4,081,063
4.35%, 02/25/50	4,417	3,728,827
4.42%, 03/27/48	2,198	1,889,489
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,780	3,730,419
4.60%, 05/15/44	3,646	3,274,347
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	2,780	2,755,053
5.20%, 03/14/35	2,200	2,265,457
5.70%, 12/14/36	3,949	4,223,795
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,188	4,230,929
5.75%, 07/15/33	3,187	3,450,632
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,356	1,404,178
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,680	4,926,435
6.63%, 12/01/37	2,266	2,596,338
6.63%, 06/21/40	2,065	2,387,545
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	1,725	1,834,181
Prudential Funding Asia PLC
3.13%, 04/14/30	3,706	3,556,512
3.63%, 03/24/32	2,350	2,237,900
Reinsurance Group of America Inc.
3.15%, 06/15/30	4,246	4,026,628
3.90%, 05/15/29	5,223	5,169,590

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 09/15/34	$2,080	$2,171,779
6.00%, 09/15/33	1,806	1,932,913
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	20	20,581
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,468	2,438,246
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,375	3,307,550
5.75%, 06/05/33	4,080	4,286,757
5.80%, 04/01/35	1,345	1,412,752
Selective Insurance Group Inc.
5.38%, 03/01/49	750	696,490
5.90%, 04/15/35	1,235	1,294,386
SiriusPoint Ltd., 7.00%, 04/05/29	240	251,631
Stewart Information Services Corp., 3.60%, 11/15/31	2,755	2,466,572
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,073	2,638,576
Travelers Companies Inc. (The)
2.55%, 04/27/50	2,746	1,695,450
3.05%, 06/08/51	3,889	2,622,692
3.75%, 05/15/46	2,835	2,258,140
4.00%, 05/30/47	3,364	2,771,757
4.05%, 03/07/48	2,776	2,285,249
4.10%, 03/04/49	2,921	2,409,473
4.30%, 08/25/45	2,071	1,797,535
4.60%, 08/01/43	2,610	2,376,108
5.05%, 07/24/35	1,805	1,847,229
5.35%, 11/01/40	4,197	4,308,442
5.45%, 05/25/53	2,755	2,762,476
5.70%, 07/24/55	1,040	1,079,682
6.25%, 06/15/37	4,218	4,725,802
6.75%, 06/20/36	2,392	2,775,318
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,603	2,946,271
Unum Group
4.00%, 06/15/29	2,811	2,783,005
4.13%, 06/15/51	2,980	2,285,875
4.50%, 12/15/49	1,595	1,303,160
5.25%, 12/15/35	1,010	1,008,609
5.75%, 08/15/42	3,290	3,301,702
6.00%, 06/15/54	1,295	1,286,877
W R Berkley Corp.
3.15%, 09/30/61	1,455	917,322
3.55%, 03/30/52	1,373	988,737
4.00%, 05/12/50	2,606	2,038,371
4.75%, 08/01/44	2,628	2,428,113
Willis North America Inc.
2.95%, 09/15/29	3,964	3,775,371
3.88%, 09/15/49	3,035	2,303,431
4.50%, 09/15/28	4,313	4,346,773
4.65%, 06/15/27	4,948	4,982,705
5.05%, 09/15/48	2,335	2,138,030
5.35%, 05/15/33	1,895	1,968,582
5.90%, 03/05/54	3,725	3,773,832
XL Group Ltd., 5.25%, 12/15/43	2,290	2,190,190
		1,050,253,178
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	5,180	4,724,642
2.70%, 02/09/41(b)	4,915	3,653,039
3.15%, 02/09/51	7,210	5,045,539
3.25%, 02/09/61	4,558	3,044,872
Security	Par (000)	Value
Internet (continued)
3.40%, 12/06/27(b)	$12,144	$12,024,722
4.00%, 12/06/37	5,065	4,698,875
4.20%, 12/06/47	8,215	7,028,855
4.40%, 12/06/57	4,345	3,714,195
4.50%, 11/28/34	3,182	3,167,294
4.88%, 05/26/30	370	382,849
5.25%, 05/26/35(b)	1,160	1,213,920
5.63%, 11/26/54	2,555	2,650,964
Alphabet Inc.
0.80%, 08/15/27	6,345	6,056,724
1.10%, 08/15/30	11,699	10,340,916
1.90%, 08/15/40	6,523	4,518,538
2.05%, 08/15/50	12,573	7,125,921
2.25%, 08/15/60(b)	7,235	3,864,369
3.88%, 11/15/28	1,645	1,655,003
4.00%, 05/15/30	4,615	4,644,102
4.10%, 11/15/30	6,975	7,039,255
4.38%, 11/15/32	2,160	2,184,810
4.50%, 05/15/35	7,285	7,340,722
4.70%, 11/15/35	8,825	8,969,003
5.25%, 05/15/55	3,400	3,379,865
5.30%, 05/15/65	3,920	3,855,091
5.35%, 11/15/45	6,975	7,129,649
5.45%, 11/15/55	6,850	6,960,570
5.70%, 11/15/75	6,820	7,007,508
Amazon.com Inc.
1.20%, 06/03/27	3,448	3,323,710
1.50%, 06/03/30	10,245	9,244,106
1.65%, 05/12/28	11,527	10,972,128
2.10%, 05/12/31	11,535	10,444,627
2.50%, 06/03/50	10,351	6,364,596
2.70%, 06/03/60	9,010	5,240,089
2.88%, 05/12/41	10,229	7,897,724
3.10%, 05/12/51	13,190	9,098,701
3.15%, 08/22/27	15,828	15,690,077
3.25%, 05/12/61	7,847	5,194,454
3.30%, 04/13/27	7,255	7,216,860
3.45%, 04/13/29	5,910	5,843,781
3.60%, 04/13/32	10,130	9,861,090
3.88%, 08/22/37	12,767	11,857,210
3.90%, 11/20/28	7,105	7,133,630
3.95%, 04/13/52	10,300	8,270,438
4.05%, 08/22/47	14,571	12,256,953
4.10%, 11/20/30	8,825	8,875,413
4.10%, 04/13/62	5,428	4,292,035
4.25%, 08/22/57	9,711	8,033,748
4.35%, 03/20/33	6,600	6,647,980
4.55%, 12/01/27	4,269	4,335,678
4.65%, 12/01/29	6,440	6,615,173
4.65%, 11/20/35	10,120	10,228,873
4.70%, 12/01/32(b)	8,335	8,595,786
4.80%, 12/05/34	6,250	6,478,054
4.95%, 12/05/44	6,608	6,492,562
5.45%, 11/20/55	11,025	11,128,482
5.55%, 11/20/65	8,825	8,874,193
AppLovin Corp.
5.13%, 12/01/29	3,985	4,078,709
5.38%, 12/01/31	1,475	1,533,852
5.50%, 12/01/34	3,300	3,413,675
5.95%, 12/01/54	2,450	2,468,489

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Baidu Inc.
1.63%, 02/23/27	$1,524	$1,481,776
2.38%, 08/23/31(b)	760	693,555
3.43%, 04/07/30	1,425	1,387,568
3.63%, 07/06/27	1,964	1,954,042
4.38%, 03/29/28	2,260	2,277,557
4.88%, 11/14/28	1,965	2,012,245
Booking Holdings Inc., 3.55%, 03/15/28	3,269	3,242,689
eBay Inc.
2.60%, 05/10/31	3,955	3,622,731
2.70%, 03/11/30	4,500	4,231,382
3.60%, 06/05/27	4,470	4,440,047
3.65%, 05/10/51	5,094	3,793,978
4.00%, 07/15/42	4,586	3,824,583
4.25%, 03/06/29	1,325	1,330,552
5.13%, 11/06/35	2,000	2,009,331
5.95%, 11/22/27	1,895	1,963,950
6.30%, 11/22/32	1,875	2,060,801
Expedia Group Inc.
2.95%, 03/15/31	2,753	2,561,094
3.25%, 02/15/30	6,044	5,806,746
3.80%, 02/15/28	3,974	3,949,027
4.63%, 08/01/27	2,111	2,124,794
5.40%, 02/15/35	3,695	3,816,025
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,210,648
4.13%, 01/14/50(b)	1,900	1,605,808
MercadoLibre Inc., 3.13%, 01/14/31	150	138,753
Meta Platforms Inc.
3.50%, 08/15/27	16,545	16,488,995
3.85%, 08/15/32	15,515	15,145,633
4.20%, 11/15/30	9,600	9,668,295
4.30%, 08/15/29	5,995	6,086,903
4.45%, 08/15/52	11,305	9,520,277
4.55%, 08/15/31	6,245	6,383,025
4.60%, 05/15/28	6,345	6,470,892
4.60%, 11/15/32	5,700	5,787,227
4.65%, 08/15/62	6,830	5,725,840
4.75%, 08/15/34	12,910	13,138,237
4.80%, 05/15/30	5,920	6,114,367
4.88%, 11/15/35	7,950	8,039,502
4.95%, 05/15/33	9,135	9,458,630
5.40%, 08/15/54	11,740	11,363,598
5.50%, 11/15/45	23,360	23,350,508
5.55%, 08/15/64	12,180	11,781,020
5.60%, 05/15/53	11,195	11,153,332
5.63%, 11/15/55	12,950	12,912,214
5.75%, 05/15/63	7,955	7,942,853
5.75%, 11/15/65	20,740	20,627,959
Netflix Inc.
4.88%, 04/15/28	4,815	4,920,811
4.90%, 08/15/34	2,860	2,963,268
5.40%, 08/15/54	3,430	3,408,439
5.88%, 11/15/28	3,700	3,902,747
6.38%, 05/15/29	5,000	5,378,729
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,527,749
Uber Technologies Inc.
4.15%, 01/15/31	3,860	3,845,440
4.30%, 01/15/30	1,150	1,156,349
4.80%, 09/15/34	6,490	6,522,414
Security	Par (000)	Value
Internet (continued)
4.80%, 09/15/35	$3,770	$3,766,938
5.35%, 09/15/54	2,820	2,736,092
VeriSign Inc.
2.70%, 06/15/31	4,255	3,865,741
4.75%, 07/15/27	4,065	4,063,518
5.25%, 06/01/32	485	498,653
Weibo Corp., 3.38%, 07/08/30(b)	4,764	4,536,704
		726,217,269
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,747	2,754,730
6.00%, 06/17/34(b)	2,300	2,481,093
6.35%, 06/17/54(b)	2,640	2,762,632
6.55%, 11/29/27	6,015	6,260,539
6.75%, 03/01/41	2,340	2,561,091
6.80%, 11/29/32(b)	4,295	4,810,047
7.00%, 10/15/39	3,045	3,451,395
Gerdau Trade Inc., 5.75%, 06/09/35	60	62,074
Nucor Corp.
2.70%, 06/01/30	3,294	3,099,444
2.98%, 12/15/55	1,622	1,025,572
3.13%, 04/01/32	2,065	1,922,067
3.85%, 04/01/52	3,190	2,467,132
3.95%, 05/01/28	2,593	2,593,851
4.30%, 05/23/27	4,725	4,749,022
4.40%, 05/01/48	2,054	1,782,342
4.65%, 06/01/30	2,635	2,691,857
5.10%, 06/01/35	2,220	2,276,717
5.20%, 08/01/43	1,440	1,419,747
6.40%, 12/01/37	1,631	1,835,960
Reliance Inc., 2.15%, 08/15/30	935	847,852
Steel Dynamics Inc.
1.65%, 10/15/27	1,650	1,578,602
3.25%, 01/15/31	2,781	2,647,665
3.25%, 10/15/50	2,619	1,817,624
3.45%, 04/15/30	2,484	2,402,236
4.00%, 12/15/28	2,200	2,194,710
5.00%, 12/15/26	5,103	5,107,093
5.25%, 05/15/35	3,250	3,338,822
5.38%, 08/15/34	2,465	2,567,309
5.75%, 05/15/55	1,375	1,399,124
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,595,243
6.13%, 06/12/33	6,535	7,005,311
6.40%, 06/28/54	4,910	5,049,358
6.88%, 11/21/36	2,836	3,213,476
6.88%, 11/10/39(b)	1,431	1,622,990
Vale SA, 5.63%, 09/11/42	1,176	1,187,538
		97,582,265
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,284	2,004,191
4.40%, 09/15/32	2,720	2,599,665
5.10%, 04/01/52	1,905	1,540,190
Brunswick Corp/DE, 5.85%, 03/18/29(b)	2,110	2,178,767
Harley-Davidson Inc., 4.63%, 07/28/45	1,784	1,468,516
Polaris Inc.
5.60%, 03/01/31	1,325	1,342,527
6.95%, 03/15/29	1,350	1,435,240

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	$160	$157,854
5.38%, 01/15/36	935	945,108
7.50%, 10/15/27	80	84,466
		13,756,524
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,206	2,132,184
3.70%, 01/15/31	2,220	2,100,333
5.85%, 08/01/34	2,495	2,563,665
Hyatt Hotels Corp.
4.38%, 09/15/28	3,125	3,136,817
5.05%, 03/30/28	1,500	1,525,855
5.25%, 06/30/29	1,840	1,893,636
5.38%, 12/15/31	2,290	2,358,206
5.40%, 12/15/35	1,775	1,792,886
5.50%, 06/30/34	1,410	1,457,066
5.75%, 01/30/27	2,915	2,960,655
5.75%, 04/23/30	2,302	2,409,061
5.75%, 03/30/32	1,460	1,532,065
Las Vegas Sands Corp.
3.90%, 08/08/29	4,930	4,800,634
5.63%, 06/15/28	3,270	3,344,097
5.90%, 06/01/27	3,380	3,442,438
6.00%, 08/15/29	2,755	2,887,116
6.00%, 06/14/30	2,805	2,943,926
6.20%, 08/15/34	2,420	2,549,587
Marriott International Inc., 5.50%, 04/15/37	6,615	6,835,886
Marriott International Inc./MD
4.20%, 07/15/27	955	958,103
4.50%, 10/15/31	4,300	4,317,520
4.80%, 03/15/30	2,970	3,036,012
4.88%, 05/15/29	1,575	1,609,900
4.90%, 04/15/29	4,295	4,393,777
5.00%, 10/15/27	3,850	3,918,786
5.10%, 04/15/32	2,430	2,510,158
5.25%, 10/15/35	1,440	1,469,488
5.30%, 05/15/34	3,235	3,354,842
5.35%, 03/15/35	2,800	2,895,530
5.55%, 10/15/28	2,975	3,094,019
Series AA, 4.65%, 12/01/28	2,679	2,723,264
Series FF, 4.63%, 06/15/30	5,182	5,259,990
Series GG, 3.50%, 10/15/32	4,119	3,854,587
Series HH, 2.85%, 04/15/31	2,361	2,191,007
Series II, 2.75%, 10/15/33	4,275	3,745,513
Series X, 4.00%, 04/15/28	2,084	2,083,982
Sands China Ltd.
2.30%, 03/08/27	2,640	2,566,804
2.85%, 03/08/29	3,040	2,867,682
3.25%, 08/08/31	2,860	2,618,661
4.38%, 06/18/30	3,305	3,234,356
5.40%, 08/08/28	4,680	4,753,000
		120,123,094
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	3,065	3,105,030
5.80%, 03/21/34	2,915	3,045,567
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,906	2,775,993
1.70%, 01/08/27	4,215	4,121,593
Security	Par (000)	Value
Machinery (continued)
3.60%, 08/12/27	$4,545	$4,533,924
3.95%, 11/14/28	3,075	3,083,536
4.38%, 08/16/29	1,785	1,813,795
4.40%, 10/15/27	2,265	2,291,526
4.40%, 03/03/28	1,510	1,528,649
4.50%, 01/07/27	1,365	1,376,467
4.50%, 01/08/27	1,955	1,969,880
4.60%, 11/15/27	3,100	3,149,840
4.70%, 11/15/29	3,995	4,107,076
4.80%, 01/08/30(b)	1,690	1,753,370
4.85%, 02/27/29	2,345	2,414,755
5.00%, 05/14/27	3,790	3,854,364
Series K, 4.10%, 08/15/28	2,700	2,718,299
Caterpillar Inc.
1.90%, 03/12/31	2,035	1,836,565
2.60%, 09/19/29	3,526	3,365,592
2.60%, 04/09/30	5,450	5,159,320
3.25%, 09/19/49	4,969	3,612,388
3.25%, 04/09/50	4,647	3,389,324
3.80%, 08/15/42	7,513	6,382,878
4.30%, 05/15/44	2,517	2,241,345
4.75%, 05/15/64	1,508	1,355,644
5.20%, 05/15/35	6,780	7,096,191
5.20%, 05/27/41	3,536	3,602,746
5.30%, 09/15/35	1,645	1,740,325
5.50%, 05/15/55	1,980	2,033,277
6.05%, 08/15/36	2,538	2,846,919
CNH Industrial Capital LLC
4.50%, 10/08/27	1,140	1,148,487
4.50%, 10/16/30	2,275	2,280,983
4.55%, 04/10/28	3,145	3,171,859
4.75%, 03/21/28	1,975	2,001,352
5.10%, 04/20/29	2,915	2,989,131
5.50%, 01/12/29	2,160	2,238,372
CNH Industrial NV, 3.85%, 11/15/27	3,510	3,501,044
Deere & Co.
2.88%, 09/07/49	3,820	2,607,970
3.10%, 04/15/30	3,946	3,811,682
3.75%, 04/15/50	4,971	3,960,516
3.90%, 06/09/42	5,459	4,758,570
5.38%, 10/16/29	3,200	3,376,559
5.45%, 01/16/35	4,795	5,094,718
5.70%, 01/19/55	725	765,318
7.13%, 03/03/31	2,585	2,939,764
Deere Funding Canada Corp., 4.15%, 10/09/30	1,525	1,525,533
Dover Corp.
2.95%, 11/04/29	3,085	2,954,952
5.38%, 10/15/35	992	1,042,639
5.38%, 03/01/41	2,550	2,580,010
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,520,736
Flowserve Corp.
2.80%, 01/15/32	2,420	2,172,256
3.50%, 10/01/30	2,668	2,550,155
IDEX Corp.
2.63%, 06/15/31	2,540	2,326,097
3.00%, 05/01/30	2,969	2,815,021
4.95%, 09/01/29	1,420	1,454,544
Ingersoll Rand Inc.
5.18%, 06/15/29	2,270	2,353,460
5.20%, 06/15/27	3,330	3,383,964

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.31%, 06/15/31	$1,250	$1,312,462
5.40%, 08/14/28	1,105	1,143,575
5.45%, 06/15/34	3,195	3,341,748
5.70%, 08/14/33	4,220	4,502,605
5.70%, 06/15/54	2,380	2,420,503
John Deere Capital Corp.
1.45%, 01/15/31	3,370	2,976,881
1.50%, 03/06/28	2,317	2,201,501
1.70%, 01/11/27	2,660	2,600,454
1.75%, 03/09/27	3,096	3,016,936
2.00%, 06/17/31	2,654	2,381,326
2.35%, 03/08/27	1,388	1,363,771
2.45%, 01/09/30	3,326	3,145,332
2.80%, 09/08/27	3,162	3,109,768
2.80%, 07/18/29	3,361	3,233,710
3.05%, 01/06/28	2,425	2,392,808
3.35%, 04/18/29	3,420	3,361,619
3.45%, 03/07/29	3,649	3,605,378
3.90%, 06/07/32	2,430	2,390,809
4.15%, 09/15/27	4,115	4,142,637
4.20%, 07/15/27	3,840	3,865,337
4.35%, 09/15/32	2,860	2,882,103
4.38%, 10/15/30	2,150	2,179,466
4.40%, 09/08/31	4,185	4,236,854
4.50%, 01/08/27	4,330	4,364,112
4.50%, 01/16/29	3,690	3,754,230
4.65%, 01/07/28	3,070	3,123,373
4.70%, 06/10/30	4,185	4,302,946
4.75%, 01/20/28	2,165	2,208,045
4.85%, 03/05/27	2,135	2,162,867
4.85%, 06/11/29	3,505	3,610,633
4.85%, 10/11/29	2,785	2,889,038
4.90%, 06/11/27	3,445	3,504,689
4.90%, 03/03/28	1,580	1,617,489
4.90%, 03/07/31	4,215	4,363,518
4.95%, 07/14/28	3,375	3,467,723
5.10%, 04/11/34	4,450	4,637,298
5.15%, 09/08/33	3,745	3,935,955
Series 1, 5.05%, 06/12/34	3,435	3,570,103
Series I, 4.25%, 06/05/28	3,000	3,031,940
Series I, 4.55%, 06/05/30	3,255	3,316,231
Nordson Corp.
4.50%, 12/15/29	2,120	2,132,747
5.60%, 09/15/28	2,140	2,214,580
5.80%, 09/15/33	1,525	1,631,921
nVent Finance SARL
2.75%, 11/15/31	1,768	1,599,859
4.55%, 04/15/28	3,474	3,495,223
5.65%, 05/15/33	1,885	1,974,874
Oshkosh Corp.
3.10%, 03/01/30	1,941	1,856,167
4.60%, 05/15/28	2,358	2,377,479
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,208,538
2.57%, 02/15/30	7,776	7,282,743
3.11%, 02/15/40	4,328	3,412,953
3.36%, 02/15/50(b)	4,286	3,075,818
5.13%, 11/19/31	610	634,591
5.13%, 09/04/35	1,070	1,092,787
5.25%, 08/16/28	3,615	3,729,918
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp.
6.05%, 04/15/28	$6,615	$6,845,662
6.30%, 02/15/30	5,895	6,263,998
6.40%, 04/15/33	5,670	6,115,884
Rockwell Automation Inc.
1.75%, 08/15/31	2,515	2,214,031
2.80%, 08/15/61	2,438	1,448,332
3.50%, 03/01/29	3,288	3,238,599
4.20%, 03/01/49	2,093	1,774,372
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,255	7,343,509
4.90%, 05/29/30	2,480	2,542,277
5.50%, 05/29/35	3,230	3,385,927
5.61%, 03/11/34	1,035	1,098,154
Xylem Inc./New York
1.95%, 01/30/28	4,712	4,525,342
2.25%, 01/30/31(b)	2,958	2,692,435
4.38%, 11/01/46	2,045	1,763,822
		379,272,185
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,734,876
2.88%, 10/15/27	4,483	4,401,958
3.05%, 04/15/30	3,400	3,255,184
3.13%, 09/19/46	1,657	1,172,784
3.25%, 08/26/49	5,003	3,511,253
3.38%, 03/01/29(b)	4,128	4,047,861
3.63%, 09/14/28	3,095	3,075,238
3.63%, 10/15/47	2,716	2,076,618
3.70%, 04/15/50	3,157	2,397,231
3.88%, 06/15/44	1,845	1,530,380
4.00%, 09/14/48	4,755	3,874,651
4.80%, 03/15/30	2,220	2,277,073
5.15%, 03/15/35	2,180	2,256,119
5.70%, 03/15/37	2,742	2,935,784
Eaton Corp.
3.10%, 09/15/27	3,392	3,352,350
3.92%, 09/15/47	1,324	1,086,449
4.00%, 11/02/32	4,464	4,404,765
4.15%, 03/15/33	4,175	4,133,143
4.15%, 11/02/42	5,129	4,525,158
4.35%, 05/18/28	1,825	1,846,417
4.70%, 08/23/52	2,935	2,669,647
Illinois Tool Works Inc.
3.90%, 09/01/42	4,437	3,797,198
4.88%, 09/15/41	3,385	3,315,845
Parker-Hannifin Corp.
3.25%, 03/01/27	5,281	5,240,449
3.25%, 06/14/29	4,348	4,242,840
4.00%, 06/14/49	2,661	2,173,014
4.10%, 03/01/47	3,056	2,571,052
4.20%, 11/21/34	2,310	2,262,342
4.25%, 09/15/27	5,200	5,235,627
4.45%, 11/21/44	2,742	2,448,523
4.50%, 09/15/29	4,378	4,448,214
6.25%, 05/15/38	1,546	1,743,218
Pentair Finance SARL
4.50%, 07/01/29	2,833	2,853,246
5.90%, 07/15/32	1,410	1,500,365

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28	$1,255	$1,203,510
2.75%, 04/01/31	3,075	2,851,411
Textron Inc.
2.45%, 03/15/31	2,933	2,663,965
3.00%, 06/01/30	3,020	2,868,524
3.38%, 03/01/28	2,083	2,047,713
3.65%, 03/15/27	3,120	3,101,465
3.90%, 09/17/29	2,404	2,370,576
4.95%, 03/15/36	1,060	1,060,615
5.50%, 05/15/35	2,320	2,420,293
6.10%, 11/15/33	1,590	1,725,236
		127,710,180
Media — 0.6%
Charter Communications Operating LLC,/Charter Communications Operating Capital
5.85%, 12/01/35	3,420	3,427,730
6.70%, 12/01/55	2,930	2,847,464
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,301	5,863,580
2.30%, 02/01/32	5,200	4,466,607
2.80%, 04/01/31	10,809	9,704,793
3.50%, 06/01/41	6,562	4,674,176
3.50%, 03/01/42	6,050	4,245,826
3.70%, 04/01/51	9,054	5,801,468
3.75%, 02/15/28	5,819	5,727,685
3.85%, 04/01/61	8,885	5,430,015
3.90%, 06/01/52	10,710	7,034,227
3.95%, 06/30/62	6,686	4,108,983
4.20%, 03/15/28	6,888	6,849,297
4.40%, 04/01/33	4,910	4,626,309
4.40%, 12/01/61	6,858	4,587,484
4.80%, 03/01/50	12,381	9,505,574
5.05%, 03/30/29	4,378	4,419,120
5.13%, 07/01/49	5,610	4,509,097
5.25%, 04/01/53	6,775	5,468,905
5.38%, 04/01/38	3,618	3,358,754
5.38%, 05/01/47	11,013	9,236,029
5.50%, 04/01/63	4,820	3,879,076
5.75%, 04/01/48	10,706	9,374,955
6.10%, 06/01/29	5,900	6,154,356
6.38%, 10/23/35	9,155	9,464,597
6.48%, 10/23/45	15,564	14,939,765
6.55%, 06/01/34	6,800	7,172,994
6.65%, 02/01/34	4,320	4,571,159
6.83%, 10/23/55	2,358	2,315,399
Comcast Corp.
1.50%, 02/15/31	7,440	6,469,731
1.95%, 01/15/31	8,831	7,870,878
2.35%, 01/15/27	7,046	6,922,835
2.45%, 08/15/52(b)	6,345	3,450,250
2.65%, 02/01/30	8,658	8,159,909
2.65%, 08/15/62(b)	6,574	3,382,572
2.80%, 01/15/51	9,294	5,546,147
2.89%, 11/01/51	20,795	12,556,282
2.94%, 11/01/56	24,961	14,523,982
2.99%, 11/01/63	16,168	9,017,599
3.15%, 02/15/28	150	147,332
Security	Par (000)	Value
Media (continued)
3.20%, 07/15/36	$4,880	$4,174,680
3.25%, 11/01/39	5,072	4,031,037
3.30%, 02/01/27	6,701	6,647,602
3.40%, 04/01/30	8,130	7,882,287
3.40%, 07/15/46	5,502	3,914,266
3.45%, 02/01/50	8,440	5,804,498
3.75%, 04/01/40	6,924	5,799,247
3.90%, 03/01/38	5,854	5,136,817
3.97%, 11/01/47	6,972	5,360,830
4.00%, 08/15/47	3,657	2,823,487
4.00%, 03/01/48	4,621	3,554,274
4.00%, 11/01/49	8,548	6,466,538
4.05%, 11/01/52	4,709	3,527,262
4.20%, 08/15/34	5,120	4,915,123
4.25%, 10/15/30	6,484	6,495,879
4.25%, 01/15/33	8,026	7,864,881
4.40%, 08/15/35	4,009	3,858,641
4.60%, 10/15/38	4,765	4,491,547
4.60%, 08/15/45	3,176	2,734,230
4.65%, 02/15/33	5,695	5,722,484
4.65%, 07/15/42	3,542	3,139,935
4.70%, 10/15/48	8,683	7,405,811
4.75%, 03/01/44	1,964	1,738,882
4.80%, 05/15/33	5,025	5,087,125
4.95%, 05/15/32	3,185	3,265,552
4.95%, 10/15/58	5,549	4,730,650
5.10%, 06/01/29	490	506,467
5.17%, 01/15/37(c)	43,080	42,949,430
5.30%, 06/01/34	4,990	5,157,676
5.30%, 05/15/35(b)	4,325	4,459,778
5.35%, 05/15/53(b)	6,210	5,737,148
5.50%, 11/15/32	5,025	5,325,716
5.50%, 05/15/64	6,290	5,801,137
5.65%, 06/15/35	3,756	3,959,642
5.65%, 06/01/54	4,990	4,794,456
6.05%, 05/15/55(b)	4,420	4,478,164
6.45%, 03/15/37	2,595	2,887,610
6.50%, 11/15/35	3,357	3,762,574
6.55%, 07/01/39	985	1,112,169
6.95%, 08/15/37	2,300	2,659,570
7.05%, 03/15/33	4,012	4,608,127
FactSet Research Systems Inc.
2.90%, 03/01/27	2,750	2,702,012
3.45%, 03/01/32	2,525	2,339,766
Fox Corp.
3.50%, 04/08/30	4,173	4,064,687
4.71%, 01/25/29	10,747	10,906,135
5.48%, 01/25/39	6,246	6,330,279
5.58%, 01/25/49	6,603	6,436,581
6.50%, 10/13/33	6,360	7,047,727
Grupo Televisa SAB
5.00%, 05/13/45	2,445	1,722,611
5.25%, 05/24/49	1,195	842,855
6.13%, 01/31/46	3,674	2,952,058
6.63%, 01/15/40	3,056	2,816,722
8.50%, 03/11/32	1,845	2,039,007
NBCUniversal Media LLC
4.45%, 01/15/43	3,983	3,428,821
5.95%, 04/01/41	3,146	3,274,227
6.40%, 04/30/40	2,032	2,238,204

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global
2.90%, 01/15/27	$1,189	$1,168,441
3.38%, 02/15/28	2,494	2,441,675
3.70%, 06/01/28	2,365	2,321,177
4.20%, 06/01/29	2,010	1,973,608
4.20%, 05/19/32	4,275	3,983,115
4.38%, 03/15/43	3,966	2,998,979
4.60%, 01/15/45	2,607	1,979,710
4.85%, 07/01/42	2,237	1,791,162
4.90%, 08/15/44	2,396	1,872,648
4.95%, 01/15/31	5,125	5,059,003
4.95%, 05/19/50	3,898	3,033,484
5.25%, 04/01/44	1,495	1,213,809
5.50%, 05/15/33	1,772	1,745,270
5.85%, 09/01/43	3,424	3,079,977
5.90%, 10/15/40	1,962	1,800,086
6.88%, 04/30/36	3,636	3,817,828
7.88%, 07/30/30	3,421	3,790,911
TCI Communications Inc., 7.13%, 02/15/28	4,297	4,583,359
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,393	6,249,528
Time Warner Cable LLC
4.50%, 09/15/42	5,496	4,279,158
5.50%, 09/01/41	5,729	5,074,495
5.88%, 11/15/40	5,508	5,117,004
6.55%, 05/01/37	6,507	6,651,534
6.75%, 06/15/39	6,641	6,745,514
7.30%, 07/01/38	6,491	6,905,285
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,944	4,887,969
3.00%, 07/30/46	2,404	1,695,335
3.70%, 12/01/42	2,126	1,755,483
4.13%, 06/01/44	4,297	3,672,905
4.38%, 08/16/41	1,855	1,686,601
Series B, 7.00%, 03/01/32	4,617	5,294,314
Series E, 4.13%, 12/01/41	2,798	2,472,005
Walt Disney Co. (The)
2.00%, 09/01/29	10,187	9,515,479
2.20%, 01/13/28	5,857	5,673,504
2.65%, 01/13/31	10,183	9,544,825
2.75%, 09/01/49	8,050	5,214,114
3.50%, 05/13/40	8,072	6,815,234
3.60%, 01/13/51	9,487	7,183,644
3.70%, 03/23/27	3,917	3,911,331
3.80%, 03/22/30	6,789	6,742,821
3.80%, 05/13/60	5,887	4,399,041
4.63%, 03/23/40	3,131	3,029,439
4.70%, 03/23/50	7,755	7,071,441
4.75%, 09/15/44	3,514	3,254,095
4.75%, 11/15/46	2,028	1,874,828
4.95%, 10/15/45	1,951	1,854,391
5.40%, 10/01/43	3,132	3,179,026
6.15%, 03/01/37	2,255	2,507,320
6.15%, 02/15/41	2,907	3,206,072
6.20%, 12/15/34	4,990	5,649,064
6.40%, 12/15/35	4,800	5,466,170
6.55%, 03/15/33	3,044	3,470,508
6.65%, 11/15/37	5,752	6,655,269
7.75%, 12/01/45	1,625	2,099,324
		755,186,174
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	$3,045	$2,584,930
4.38%, 06/15/45	2,163	1,929,156
Timken Co. (The)
4.13%, 04/01/32	1,930	1,862,157
4.50%, 12/15/28	2,870	2,888,520
Valmont Industries Inc.
5.00%, 10/01/44	2,524	2,382,438
5.25%, 10/01/54	1,574	1,497,714
		13,144,915
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,590	4,458,252
3.75%, 10/01/30	3,243	3,107,218
Barrick Mining Corp.
5.25%, 04/01/42	1,125	1,115,039
6.45%, 10/15/35	1,593	1,776,437
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,452,854
5.75%, 05/01/43	4,082	4,216,154
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,953	4,223,486
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,421	3,874,417
4.75%, 02/28/28	4,460	4,534,017
4.90%, 02/28/33	2,895	2,964,070
5.00%, 02/21/30	4,450	4,599,712
5.00%, 02/15/36	875	890,216
5.00%, 09/30/43	11,448	10,994,766
5.10%, 09/08/28	5,363	5,525,670
5.13%, 02/21/32	3,525	3,659,480
5.25%, 09/08/30	4,410	4,604,931
5.25%, 09/08/33	5,960	6,218,855
5.30%, 02/21/35	5,515	5,739,075
5.50%, 09/08/53	2,590	2,623,560
5.75%, 09/05/55	1,880	1,961,546
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,287	3,278,171
4.25%, 03/01/30	2,811	2,797,826
4.38%, 08/01/28	3,151	3,145,813
4.63%, 08/01/30	3,726	3,744,971
5.00%, 09/01/27	3,688	3,692,973
5.25%, 09/01/29	3,245	3,296,431
5.40%, 11/14/34	3,596	3,736,186
5.45%, 03/15/43	8,075	7,852,956
Kinross Gold Corp.
4.50%, 07/15/27	3,515	3,536,289
6.25%, 07/15/33	860	943,004
Newmont Corp.
2.60%, 07/15/32(b)	4,045	3,685,866
4.88%, 03/15/42	2,301	2,221,439
5.45%, 06/09/44	2,707	2,722,935
5.88%, 04/01/35	2,820	3,065,675
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,700	1,639,394
4.20%, 05/13/50	860	714,598
5.35%, 03/15/34	4,199	4,401,266
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,683	2,883,345
6.13%, 12/15/33	4,528	4,991,139
7.25%, 03/15/31	2,873	3,293,150

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	$6,109	$3,845,798
5.20%, 11/02/40	5,044	5,092,300
7.13%, 07/15/28	4,106	4,431,987
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,164	2,754,039
4.38%, 03/12/27	1,860	1,872,748
4.50%, 03/14/28	3,120	3,158,400
4.75%, 03/22/42	3,840	3,630,927
4.88%, 03/14/30	5,105	5,251,700
5.00%, 03/14/32	2,910	3,007,871
5.00%, 03/09/33	2,535	2,618,029
5.13%, 03/09/53	4,103	3,888,080
5.25%, 03/14/35	5,805	6,025,151
5.75%, 03/14/55	2,780	2,875,151
5.88%, 03/14/65	615	642,576
Southern Copper Corp.
5.25%, 11/08/42	7,612	7,287,331
5.88%, 04/23/45	4,018	4,143,435
6.75%, 04/16/40	5,661	6,423,537
7.50%, 07/27/35	4,613	5,476,783
Yamana Gold Inc., 2.63%, 08/15/31	1,735	1,559,214
		221,168,239
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,624	5,533,382
3.25%, 02/15/29	4,974	4,780,313
3.28%, 12/01/28	3,670	3,550,169
3.57%, 12/01/31	5,285	4,942,122
4.25%, 04/01/28	4,867	4,843,247
5.10%, 03/01/30	650	663,570
5.55%, 08/22/34	910	937,253
		25,250,056
Oil & Gas — 0.9%
APA Corp.
4.25%, 01/15/30	2,230	2,189,198
5.10%, 09/01/40	1,700	1,513,682
5.35%, 07/01/49	1,985	1,676,796
6.00%, 01/15/37	120	120,739
6.10%, 02/15/35	1,835	1,890,613
6.75%, 02/15/55	2,610	2,637,531
BP Capital Markets America Inc.
1.75%, 08/10/30	4,711	4,235,743
2.72%, 01/12/32	9,275	8,480,019
2.77%, 11/10/50	7,475	4,723,486
2.94%, 06/04/51	10,075	6,566,451
3.00%, 02/24/50	9,300	6,204,889
3.00%, 03/17/52	5,725	3,749,782
3.02%, 01/16/27	4,886	4,839,143
3.06%, 06/17/41	6,480	4,993,460
3.38%, 02/08/61	8,393	5,622,876
3.54%, 04/06/27	3,414	3,402,715
3.59%, 04/14/27	4,358	4,338,832
3.63%, 04/06/30	5,657	5,564,899
3.94%, 09/21/28	5,153	5,155,990
4.23%, 11/06/28	7,315	7,375,289
4.70%, 04/10/29	5,945	6,066,104
4.81%, 02/13/33	6,035	6,143,130
4.87%, 11/25/29	3,285	3,379,474
4.89%, 09/11/33	4,715	4,826,947
Security	Par (000)	Value
Oil & Gas (continued)
4.97%, 10/17/29	$3,755	$3,875,640
4.99%, 04/10/34	7,555	7,757,753
5.02%, 11/17/27	5,320	5,430,187
5.23%, 11/17/34	7,150	7,441,885
BP Capital Markets PLC
3.28%, 09/19/27	7,070	7,002,260
3.72%, 11/28/28	3,982	3,957,439
Burlington Resources LLC
5.95%, 10/15/36	950	1,034,158
7.20%, 08/15/31	1,570	1,787,132
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,800	2,637,680
3.85%, 06/01/27	6,346	6,322,651
4.95%, 06/01/47	4,568	4,050,518
5.00%, 12/15/29	1,280	1,311,277
5.40%, 12/15/34	1,000	1,025,386
5.85%, 02/01/35	2,055	2,153,316
6.25%, 03/15/38	5,233	5,617,176
6.45%, 06/30/33	1,915	2,089,639
6.50%, 02/15/37	2,404	2,625,950
6.75%, 02/01/39	2,325	2,587,544
7.20%, 01/15/32	1,995	2,254,763
Cenovus Energy Inc.
2.65%, 01/15/32	2,236	1,991,971
3.75%, 02/15/52	4,180	2,970,763
4.25%, 04/15/27	2,345	2,355,207
4.65%, 03/20/31	2,200	2,207,405
5.25%, 06/15/37	2,815	2,750,500
5.40%, 03/20/36	2,200	2,222,805
5.40%, 06/15/47	3,194	2,953,501
6.75%, 11/15/39	1,990	2,217,924
Chevron Corp.
2.00%, 05/11/27	6,340	6,186,943
2.24%, 05/11/30	7,856	7,299,976
3.08%, 05/11/50	5,101	3,538,336
Chevron USA Inc.
1.02%, 08/12/27	5,334	5,098,251
2.34%, 08/12/50	4,063	2,416,340
3.25%, 10/15/29	3,661	3,579,026
3.85%, 01/15/28	4,166	4,175,708
3.95%, 08/13/27	2,200	2,211,595
4.05%, 08/13/28	2,300	2,320,546
4.30%, 10/15/30	5,385	5,450,354
4.41%, 02/26/27	1,140	1,148,990
4.48%, 02/26/28	3,260	3,310,726
4.50%, 10/15/32	4,375	4,439,265
4.69%, 04/15/30	2,900	2,975,210
4.82%, 04/15/32	3,330	3,437,339
4.85%, 10/15/35	3,700	3,755,676
4.98%, 04/15/35	3,300	3,398,278
5.25%, 11/15/43	1,790	1,811,790
6.00%, 03/01/41	1,695	1,864,478
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,207,289
3.30%, 09/30/49	1,315	1,036,636
4.25%, 05/09/43	3,599	3,362,927
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	461,437
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,813,716

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Petroleum North America ULC
5.88%, 03/10/35	$2,000	$2,247,224
6.40%, 05/15/37	3,000	3,577,321
7.88%, 03/15/32	3,000	3,600,026
ConocoPhillips Co.
3.76%, 03/15/42	7,390	6,087,490
3.80%, 03/15/52	5,445	4,086,424
4.03%, 03/15/62	9,142	6,807,911
4.30%, 11/15/44	3,810	3,286,041
4.70%, 01/15/30	6,585	6,735,455
4.85%, 01/15/32	3,365	3,466,117
4.88%, 10/01/47	1,640	1,494,972
5.00%, 01/15/35	5,495	5,620,947
5.05%, 09/15/33	4,390	4,551,312
5.30%, 05/15/53	4,455	4,229,993
5.50%, 01/15/55	4,245	4,151,574
5.55%, 03/15/54	3,565	3,516,975
5.65%, 01/15/65	4,150	4,101,480
5.70%, 09/15/63	2,775	2,749,811
5.90%, 10/15/32	2,316	2,528,336
5.90%, 05/15/38	1,062	1,152,240
5.95%, 03/15/46	1,015	1,069,448
6.50%, 02/01/39	3,074	3,494,741
6.95%, 04/15/29	1,728	1,887,471
Continental Resources Inc./OK
4.38%, 01/15/28	5,270	5,252,798
4.90%, 06/01/44	4,135	3,324,427
Coterra Energy Inc.
3.90%, 05/15/27	5,573	5,549,746
4.38%, 03/15/29	2,965	2,970,865
5.40%, 02/15/35	3,400	3,470,306
5.60%, 03/15/34	2,445	2,531,405
5.90%, 02/15/55	2,240	2,180,072
Devon Energy Corp.
4.50%, 01/15/30(b)	4,510	4,519,661
4.75%, 05/15/42	3,753	3,275,674
5.00%, 06/15/45	3,922	3,430,400
5.20%, 09/15/34(b)	4,945	4,964,735
5.25%, 10/15/27	4,375	4,374,701
5.60%, 07/15/41	5,437	5,283,153
5.75%, 09/15/54	4,845	4,509,057
5.88%, 06/15/28	2,765	2,765,808
7.88%, 09/30/31	2,622	3,053,471
7.95%, 04/15/32	1,875	2,183,006
Diamondback Energy Inc.
3.13%, 03/24/31	4,477	4,187,048
3.25%, 12/01/26	5,461	5,416,622
3.50%, 12/01/29	4,623	4,482,339
4.25%, 03/15/52	4,124	3,268,183
4.40%, 03/24/51	3,935	3,203,429
5.15%, 01/30/30	4,460	4,590,400
5.20%, 04/18/27	6,070	6,153,747
5.40%, 04/18/34	5,700	5,859,518
5.55%, 04/01/35	4,070	4,208,912
5.75%, 04/18/54	5,820	5,612,512
5.90%, 04/18/64	4,380	4,219,120
6.25%, 03/15/33	4,605	4,985,546
6.25%, 03/15/53	3,305	3,396,141
Eni USA Inc., 7.30%, 11/15/27	1,330	1,406,501
EOG Resources Inc.
3.90%, 04/01/35	2,663	2,493,666
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 04/15/30	$4,099	$4,135,851
4.40%, 07/15/28	3,925	3,969,366
4.40%, 01/15/31	965	970,122
4.95%, 04/15/50	5,279	4,805,544
5.00%, 07/15/32	4,485	4,604,717
5.35%, 01/15/36	5,095	5,285,903
5.65%, 12/01/54	2,485	2,485,633
5.95%, 07/15/55	3,255	3,389,585
EQT Corp.
3.90%, 10/01/27	5,656	5,622,923
4.50%, 01/15/29	150	150,077
4.75%, 01/15/31	170	171,136
5.00%, 01/15/29	2,370	2,402,373
5.70%, 04/01/28	2,510	2,592,162
5.75%, 02/01/34	2,780	2,927,282
7.00%, 02/01/30	3,130	3,402,520
7.50%, 06/01/30	480	529,568
Equinor ASA
2.38%, 05/22/30	3,572	3,332,536
3.00%, 04/06/27	921	912,642
3.13%, 04/06/30	5,646	5,446,908
3.25%, 11/18/49	3,909	2,813,394
3.63%, 09/10/28	4,991	4,969,971
3.63%, 04/06/40	2,099	1,805,917
3.70%, 04/06/50	3,905	3,032,913
3.95%, 05/15/43	3,552	3,043,425
4.25%, 06/02/28	2,225	2,247,128
4.25%, 11/23/41	2,330	2,097,097
4.50%, 09/03/30	825	840,274
4.75%, 11/14/35	1,650	1,661,111
4.80%, 11/08/43	3,025	2,868,220
5.10%, 08/17/40	3,102	3,134,122
5.13%, 06/03/35	2,825	2,930,231
7.25%, 09/23/27	540	572,194
Expand Energy Corp.
4.75%, 02/01/32	2,200	2,176,760
5.38%, 02/01/29	1,130	1,132,480
5.38%, 03/15/30	3,370	3,420,357
5.70%, 01/15/35	2,565	2,665,681
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,788,055
2.61%, 10/15/30	8,155	7,655,969
3.00%, 08/16/39	6,860	5,560,261
3.10%, 08/16/49	8,931	6,239,235
3.29%, 03/19/27	4,100	4,077,159
3.45%, 04/15/51	11,263	8,278,056
3.48%, 03/19/30	6,774	6,647,321
3.57%, 03/06/45	3,987	3,171,567
4.11%, 03/01/46	11,951	10,184,109
4.23%, 03/19/40	7,521	6,974,418
4.33%, 03/19/50	11,110	9,514,094
Helmerich & Payne Inc.
2.90%, 09/29/31	3,095	2,767,013
4.65%, 12/01/27(b)	1,210	1,217,819
4.85%, 12/01/29(b)	760	762,856
5.50%, 12/01/34(b)	1,390	1,385,716
Hess Corp.
4.30%, 04/01/27	6,782	6,806,246
5.60%, 02/15/41	5,978	6,259,592
5.80%, 04/01/47	2,819	2,938,995
6.00%, 01/15/40	4,163	4,553,472

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.13%, 03/15/33	$2,657	$3,101,408
7.30%, 08/15/31	3,214	3,721,191
7.88%, 10/01/29	2,907	3,303,825
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,926,218
5.00%, 02/01/28	2,795	2,798,069
5.50%, 09/01/32	1,165	1,190,822
5.75%, 01/15/31	1,835	1,905,091
6.25%, 01/15/35	1,505	1,585,738
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,389,899
4.50%, 04/01/48	3,202	2,603,575
4.75%, 09/15/44	4,501	3,909,905
5.00%, 09/15/54	2,478	2,111,344
5.13%, 12/15/26	5,899	5,946,720
5.15%, 03/01/30	2,945	3,036,932
5.70%, 03/01/35	2,875	2,986,002
6.50%, 03/01/41	4,556	4,893,256
Occidental Petroleum Corp.
4.20%, 03/15/48	2,005	1,500,541
4.40%, 04/15/46	2,372	1,886,465
5.00%, 08/01/27	4,790	4,877,491
5.20%, 08/01/29	6,850	7,017,964
5.38%, 01/01/32	5,170	5,294,659
5.55%, 10/01/34(b)	6,350	6,476,535
6.05%, 10/01/54	4,817	4,685,806
6.13%, 01/01/31	6,060	6,410,655
6.20%, 03/15/40	3,690	3,778,943
6.38%, 09/01/28	2,095	2,200,370
6.45%, 09/15/36	8,135	8,686,526
6.60%, 03/15/46	5,450	5,676,550
6.63%, 09/01/30	7,510	8,086,335
7.50%, 05/01/31	4,105	4,628,092
7.88%, 09/15/31	2,222	2,555,305
7.95%, 06/15/39	1,835	2,176,869
8.50%, 07/15/27	3,395	3,557,532
8.88%, 07/15/30	5,520	6,395,856
Ovintiv Inc.
5.65%, 05/15/28	2,645	2,724,261
6.25%, 07/15/33	2,790	2,957,088
6.50%, 08/15/34	2,799	3,002,427
6.50%, 02/01/38	2,575	2,708,764
6.63%, 08/15/37	2,525	2,682,632
7.10%, 07/15/53	2,720	2,922,361
7.20%, 11/01/31	1,950	2,164,771
7.38%, 11/01/31	2,325	2,599,878
8.13%, 09/15/30	1,430	1,637,610
Patterson-UTI Energy Inc.
3.95%, 02/01/28	920	905,695
5.15%, 11/15/29(b)	1,770	1,775,510
7.15%, 10/01/33	1,795	1,916,199
Phillips 66
2.15%, 12/15/30	4,025	3,616,090
3.30%, 03/15/52	4,970	3,303,597
3.90%, 03/15/28	4,066	4,047,505
4.65%, 11/15/34	4,800	4,727,235
4.88%, 11/15/44	7,528	6,690,229
5.88%, 05/01/42	6,644	6,744,899
Phillips 66 Co.
3.15%, 12/15/29	3,291	3,160,974
3.75%, 03/01/28	3,281	3,259,184
Security	Par (000)	Value
Oil & Gas (continued)
4.68%, 02/15/45	$2,445	$2,092,985
4.90%, 10/01/46	3,197	2,797,165
4.95%, 12/01/27	4,515	4,592,551
4.95%, 03/15/35	2,955	2,953,906
5.25%, 06/15/31	4,695	4,899,867
5.30%, 06/30/33	4,205	4,352,768
5.50%, 03/15/55	2,070	1,929,133
5.65%, 06/15/54	2,640	2,521,316
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	1,835	1,808,339
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	2,275	2,275,569
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,210,433
2.15%, 01/15/31	1,110	1,009,333
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,616	7,187,014
2.75%, 04/06/30	5,103	4,857,628
3.25%, 04/06/50	7,648	5,403,958
3.75%, 09/12/46	5,046	3,999,012
4.00%, 05/10/46	6,759	5,577,458
4.13%, 11/06/30	2,825	2,838,954
4.13%, 05/11/35	6,643	6,435,295
4.38%, 05/11/45	11,008	9,643,104
4.55%, 08/12/43	4,463	4,052,316
4.75%, 01/06/36	2,825	2,847,502
Shell International Finance BV
2.38%, 11/07/29	820	774,101
2.75%, 04/06/30	1,450	1,382,807
2.88%, 11/26/41	2,990	2,226,491
3.00%, 11/26/51	5,260	3,496,154
3.13%, 11/07/49	6,058	4,176,089
3.25%, 04/06/50(b)	350	243,875
3.63%, 08/21/42	2,813	2,299,119
3.88%, 11/13/28	6,325	6,329,883
4.00%, 05/10/46	1,220	1,005,547
4.13%, 05/11/35(b)	1,340	1,343,686
4.38%, 05/11/45	1,220	1,075,306
5.50%, 03/25/40	5,793	6,035,574
6.38%, 12/15/38	10,716	11,985,492
Suncor Energy Inc.
3.75%, 03/04/51	4,073	2,935,445
4.00%, 11/15/47	4,252	3,265,410
5.95%, 12/01/34	2,525	2,682,371
6.50%, 06/15/38	320	348,766
6.80%, 05/15/38	2,746	3,042,906
6.85%, 06/01/39	4,236	4,765,507
7.15%, 02/01/32	2,352	2,649,609
TotalEnergies Capital International SA
2.83%, 01/10/30	6,059	5,788,310
2.99%, 06/29/41	5,208	3,978,180
3.13%, 05/29/50	11,361	7,776,303
3.39%, 06/29/60	3,615	2,408,681
3.46%, 02/19/29	6,164	6,070,835
3.46%, 07/12/49	6,705	4,880,696
TotalEnergies Capital SA
3.88%, 10/11/28	5,302	5,311,699
4.72%, 09/10/34	3,380	3,431,671
5.15%, 04/05/34	5,640	5,893,994
5.28%, 09/10/54	3,730	3,589,052
5.43%, 09/10/64	4,010	3,845,924

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.49%, 04/05/54	$6,010	$5,929,296
5.64%, 04/05/64	3,975	3,955,514
Valero Energy Corp.
2.15%, 09/15/27	4,320	4,172,708
2.80%, 12/01/31	2,805	2,569,917
3.65%, 12/01/51	4,395	3,081,335
4.00%, 04/01/29	2,265	2,250,638
4.00%, 06/01/52	2,915	2,177,853
4.35%, 06/01/28	3,926	3,947,229
4.90%, 03/15/45	3,201	2,895,455
5.15%, 02/15/30	1,990	2,052,764
6.63%, 06/15/37	7,495	8,362,535
7.50%, 04/15/32	3,028	3,499,425
Viper Energy Partners LLC
4.90%, 08/01/30	1,255	1,269,892
5.70%, 08/01/35	2,860	2,925,665
Woodside Finance Ltd.
4.90%, 05/19/28	515	522,577
5.10%, 09/12/34	4,650	4,631,189
5.40%, 05/19/30	890	917,746
5.70%, 05/19/32	730	760,878
5.70%, 09/12/54	4,400	4,217,532
6.00%, 05/19/35	1,570	1,646,402
		1,147,488,441
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,659	5,593,939
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	5,145	5,043,333
3.14%, 11/07/29	2,521	2,437,678
3.34%, 12/15/27	7,321	7,238,331
4.08%, 12/15/47	6,483	5,239,110
4.49%, 05/01/30	2,859	2,893,502
Halliburton Co.
2.92%, 03/01/30	3,613	3,429,756
4.50%, 11/15/41	2,595	2,293,267
4.75%, 08/01/43	4,255	3,802,537
4.85%, 11/15/35	4,970	4,945,819
5.00%, 11/15/45	8,831	8,063,783
6.70%, 09/15/38	3,811	4,278,382
7.45%, 09/15/39	4,561	5,463,808
NOV Inc.
3.60%, 12/01/29	3,302	3,223,465
3.95%, 12/01/42	6,176	4,899,900
Schlumberger Investment SA, 2.65%, 06/26/30	3,348	3,147,482
		71,994,092
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	2,240	2,252,756
5.63%, 05/26/33	2,795	2,932,489
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,750	2,553,719
2.69%, 05/25/31	3,725	3,405,030
4.80%, 03/17/28	3,210	3,254,246
5.10%, 03/17/30	1,285	1,319,371
5.50%, 03/17/35	1,845	1,913,628
Amcor Group Finance PLC, 5.45%, 05/23/29	2,290	2,371,145
Security	Par (000)	Value
Packaging & Containers (continued)
AptarGroup Inc.
3.60%, 03/15/32	$1,370	$1,282,239
4.75%, 03/30/31	2,200	2,221,186
Berry Global Inc.
1.65%, 01/15/27	3,825	3,711,795
5.50%, 04/15/28	2,741	2,820,555
5.65%, 01/15/34(b)	2,890	3,030,610
5.80%, 06/15/31	3,720	3,943,143
Packaging Corp. of America
3.00%, 12/15/29	2,744	2,629,954
3.05%, 10/01/51	2,715	1,789,789
3.40%, 12/15/27	3,144	3,115,058
4.05%, 12/15/49	2,822	2,268,929
5.20%, 08/15/35	930	952,149
5.70%, 12/01/33	2,251	2,395,696
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	2,450	2,533,102
5.44%, 04/03/34	5,615	5,838,319
5.78%, 04/03/54	3,330	3,397,480
Smurfit Westrock Financing DAC
5.19%, 01/15/36	2,200	2,226,150
5.42%, 01/15/35	2,555	2,643,176
Sonoco Products Co.
2.25%, 02/01/27	2,880	2,812,512
2.85%, 02/01/32	2,513	2,273,226
3.13%, 05/01/30	3,075	2,914,053
4.60%, 09/01/29	1,745	1,760,038
5.00%, 09/01/34(b)	1,690	1,679,841
5.75%, 11/01/40	1,285	1,309,821
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,840,375
8.20%, 01/15/30	3,026	3,461,216
WRKCo Inc.
3.00%, 06/15/33	3,213	2,873,574
3.38%, 09/15/27	2,319	2,319,000
3.90%, 06/01/28	3,081	3,062,942
4.00%, 03/15/28	2,936	2,932,044
4.20%, 06/01/32	2,326	2,268,311
4.90%, 03/15/29	3,834	3,914,672
		102,223,339
Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 11/21/29	25,059	24,315,475
4.05%, 11/21/39	17,856	16,147,793
4.25%, 11/14/28	3,961	4,002,917
4.25%, 11/21/49	24,698	20,872,855
4.30%, 05/14/36	5,160	4,998,630
4.40%, 11/06/42	11,217	10,173,219
4.45%, 05/14/46	8,458	7,491,556
4.50%, 05/14/35	11,336	11,254,853
4.55%, 03/15/35	7,492	7,460,258
4.63%, 10/01/42	2,838	2,625,446
4.65%, 03/15/28	5,275	5,360,555
4.70%, 05/14/45	11,393	10,512,545
4.75%, 03/15/45	4,634	4,295,016
4.80%, 03/15/27	11,120	11,242,217
4.80%, 03/15/29	15,020	15,414,784
4.85%, 06/15/44	4,873	4,605,060
4.88%, 03/15/30	5,175	5,346,909
4.88%, 11/14/48	8,300	7,720,838
4.95%, 03/15/31	8,245	8,559,904

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.05%, 03/15/34	$13,580	$14,085,580
5.20%, 03/15/35	4,755	4,961,731
5.35%, 03/15/44	3,650	3,663,936
5.40%, 03/15/54	12,020	11,961,182
5.50%, 03/15/64	5,485	5,487,781
5.60%, 03/15/55	3,240	3,317,263
Astrazeneca Finance LLC
1.75%, 05/28/28	6,824	6,496,624
2.25%, 05/28/31	3,887	3,546,697
4.80%, 02/26/27	6,015	6,085,799
4.85%, 02/26/29	6,000	6,171,716
4.88%, 03/03/28	5,950	6,084,979
4.88%, 03/03/33	2,129	2,208,722
4.90%, 03/03/30	3,520	3,645,161
4.90%, 02/26/31	4,725	4,904,533
5.00%, 02/26/34	5,435	5,663,088
AstraZeneca PLC
1.38%, 08/06/30	6,451	5,742,563
2.13%, 08/06/50	2,344	1,351,536
3.00%, 05/28/51	1,355	935,829
3.13%, 06/12/27	5,516	5,464,140
4.00%, 01/17/29	4,970	4,984,520
4.00%, 09/18/42	4,929	4,309,966
4.38%, 11/16/45	4,264	3,824,847
4.38%, 08/17/48	3,902	3,468,174
6.45%, 09/15/37	12,337	14,211,977
Becton Dickinson & Co.
1.96%, 02/11/31	5,265	4,682,832
2.82%, 05/20/30	3,947	3,723,286
3.70%, 06/06/27	9,183	9,131,115
3.79%, 05/20/50	2,712	2,065,318
4.30%, 08/22/32	2,850	2,817,738
4.67%, 06/06/47	6,142	5,434,460
4.69%, 02/13/28	4,530	4,589,202
4.69%, 12/15/44	5,035	4,505,594
4.87%, 02/08/29	3,115	3,178,357
5.08%, 06/07/29	3,790	3,899,983
5.11%, 02/08/34	1,455	1,492,708
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,086	3,890,914
1.45%, 11/13/30	5,905	5,237,911
2.35%, 11/13/40	3,179	2,280,813
2.55%, 11/13/50	8,257	5,009,596
2.95%, 03/15/32	6,175	5,743,449
3.25%, 02/27/27	1,975	1,964,027
3.25%, 08/01/42	3,453	2,698,498
3.40%, 07/26/29	11,767	11,542,831
3.45%, 11/15/27	3,290	3,269,827
3.55%, 03/15/42	4,875	3,982,624
3.70%, 03/15/52	9,715	7,339,984
3.90%, 03/15/62	5,442	4,029,339
4.13%, 06/15/39	10,486	9,645,890
4.25%, 10/26/49	16,132	13,524,733
4.35%, 11/15/47	6,199	5,355,149
4.50%, 03/01/44	1,435	1,289,201
4.55%, 02/20/48	6,711	5,914,256
4.63%, 05/15/44	2,785	2,550,741
5.00%, 08/15/45	3,200	3,071,886
5.10%, 02/22/31	5,195	5,436,454
5.20%, 02/22/34(b)	10,970	11,503,298
5.50%, 02/22/44	1,720	1,752,343
Security	Par (000)	Value
Pharmaceuticals (continued)
5.55%, 02/22/54(b)	$9,645	$9,727,073
5.75%, 02/01/31	4,355	4,673,608
5.90%, 11/15/33	2,259	2,489,254
Cardinal Health Inc.
3.41%, 06/15/27	3,935	3,900,958
4.37%, 06/15/47	2,694	2,272,850
4.50%, 09/15/30	1,725	1,740,831
4.50%, 11/15/44	1,985	1,723,979
4.60%, 03/15/43	1,835	1,625,259
4.90%, 09/15/45	2,352	2,147,929
5.00%, 11/15/29	2,480	2,551,522
5.13%, 02/15/29	3,925	4,047,653
5.15%, 09/15/35	3,015	3,079,288
5.35%, 11/15/34	1,920	1,987,741
5.45%, 02/15/34	2,035	2,126,207
5.75%, 11/15/54(b)	2,505	2,540,104
Cencora Inc.
2.70%, 03/15/31	5,590	5,169,757
2.80%, 05/15/30	2,197	2,074,182
3.45%, 12/15/27	5,606	5,544,065
4.25%, 03/01/45	2,660	2,280,555
4.30%, 12/15/47	2,615	2,207,264
4.63%, 12/15/27	1,200	1,215,706
4.85%, 12/15/29	2,875	2,947,755
5.13%, 02/15/34	1,265	1,305,580
5.15%, 02/15/35	1,910	1,965,085
CVS Health Corp.
1.30%, 08/21/27	11,021	10,509,164
1.75%, 08/21/30	5,925	5,266,329
1.88%, 02/28/31	5,735	5,039,903
2.13%, 09/15/31	4,470	3,933,908
2.70%, 08/21/40	460	332,396
3.25%, 08/15/29	7,863	7,596,619
3.63%, 04/01/27	3,638	3,613,180
3.75%, 04/01/30	5,578	5,445,250
4.13%, 04/01/40	3,261	2,816,678
4.25%, 04/01/50	2,038	1,601,203
4.30%, 03/25/28	15,760	15,797,577
4.78%, 03/25/38	22,790	21,683,946
4.88%, 07/20/35	3,299	3,267,825
5.00%, 01/30/29	4,870	4,982,461
5.00%, 09/15/32	2,715	2,779,734
5.05%, 03/25/48	34,349	30,857,474
5.13%, 02/21/30	4,685	4,823,980
5.13%, 07/20/45	14,539	13,279,422
5.25%, 01/30/31	3,650	3,780,657
5.25%, 02/21/33	7,531	7,782,393
5.30%, 06/01/33	5,411	5,596,389
5.30%, 12/05/43	3,532	3,342,453
5.40%, 06/01/29	4,285	4,444,019
5.45%, 09/15/35	4,050	4,177,553
5.55%, 06/01/31	4,655	4,891,841
5.63%, 02/21/53	6,040	5,761,298
5.70%, 06/01/34	5,715	6,020,102
5.88%, 06/01/53	5,867	5,799,984
6.00%, 06/01/44	3,745	3,820,455
6.00%, 06/01/63	3,495	3,449,650
6.05%, 06/01/54	4,525	4,587,594
6.13%, 09/15/39	2,433	2,567,574
6.20%, 09/15/55	5,100	5,290,240
6.25%, 06/01/27	1,500	1,544,681

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.25%, 09/15/65(b)	$2,275	$2,330,081
Eli Lilly & Co.
2.25%, 05/15/50	7,042	4,164,921
2.50%, 09/15/60	4,655	2,620,331
3.10%, 05/15/27	4,044	4,008,099
3.38%, 03/15/29	5,850	5,773,295
3.70%, 03/01/45	4,235	3,462,155
3.95%, 05/15/47	2,718	2,255,538
3.95%, 03/15/49	2,480	2,036,416
4.00%, 10/15/28	5,485	5,520,643
4.15%, 08/14/27	4,525	4,557,720
4.15%, 03/15/59	3,271	2,637,779
4.20%, 08/14/29	5,775	5,843,774
4.25%, 03/15/31	5,485	5,528,416
4.50%, 02/09/27	5,185	5,228,339
4.50%, 02/09/29	4,805	4,900,050
4.55%, 02/12/28	3,565	3,628,700
4.55%, 10/15/32	4,915	5,011,327
4.60%, 08/14/34	5,745	5,815,535
4.70%, 02/27/33	4,130	4,243,612
4.70%, 02/09/34	7,015	7,151,498
4.75%, 02/12/30	4,355	4,490,185
4.88%, 02/27/53	4,289	4,020,055
4.90%, 02/12/32	3,165	3,295,229
4.90%, 10/15/35	6,045	6,209,058
4.95%, 02/27/63	3,795	3,528,821
5.00%, 02/09/54	5,445	5,186,383
5.05%, 08/14/54	5,005	4,810,959
5.10%, 02/12/35	5,105	5,329,057
5.10%, 02/09/64	5,930	5,615,929
5.20%, 08/14/64	2,565	2,471,653
5.50%, 03/15/27(b)	960	981,758
5.50%, 02/12/55	3,360	3,448,494
5.55%, 03/15/37	3,000	3,282,729
5.55%, 10/15/55	1,795	1,853,595
5.60%, 02/12/65	4,060	4,165,837
5.65%, 10/15/65	2,875	2,974,677
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,438	9,436,568
4.20%, 03/18/43	3,194	2,816,645
4.50%, 04/15/30	2,020	2,057,916
4.88%, 04/15/35	2,000	2,037,117
5.38%, 04/15/34	3,146	3,348,142
6.38%, 05/15/38	11,473	13,064,688
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	5,993	5,878,592
4.32%, 03/12/27	1,830	1,843,211
Johnson & Johnson
0.95%, 09/01/27	4,936	4,714,985
1.30%, 09/01/30	7,323	6,535,923
2.10%, 09/01/40	4,896	3,497,828
2.25%, 09/01/50(b)	1,501	907,812
2.45%, 09/01/60	5,493	3,127,171
2.90%, 01/15/28	9,001	8,874,340
2.95%, 03/03/27	3,905	3,870,772
3.40%, 01/15/38	4,785	4,256,837
3.50%, 01/15/48	3,285	2,583,518
3.55%, 03/01/36	4,796	4,446,797
3.63%, 03/03/37	6,841	6,267,481
3.70%, 03/01/46	9,009	7,440,478
3.75%, 03/03/47	4,996	4,110,235
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 12/05/33	$4,008	$4,102,410
4.50%, 03/01/27	4,600	4,646,126
4.50%, 09/01/40	2,747	2,692,940
4.50%, 12/05/43	1,938	1,825,864
4.55%, 03/01/28	2,650	2,700,209
4.70%, 03/01/30	3,950	4,077,320
4.80%, 06/01/29	5,470	5,657,156
4.85%, 03/01/32	3,570	3,723,927
4.85%, 05/15/41	1,787	1,788,520
4.90%, 06/01/31	6,060	6,348,086
4.95%, 05/15/33	2,384	2,530,131
4.95%, 06/01/34(b)	3,915	4,140,910
5.00%, 03/01/35	4,700	4,928,901
5.25%, 06/01/54(b)	3,640	3,723,682
5.85%, 07/15/38	3,403	3,783,892
5.95%, 08/15/37	4,304	4,847,551
6.95%, 09/01/29	2,873	3,201,910
McKesson Corp.
3.95%, 02/16/28	2,802	2,802,622
4.25%, 09/15/29	2,610	2,629,806
4.65%, 05/30/30	3,230	3,294,596
4.90%, 07/15/28	2,971	3,042,102
4.95%, 05/30/32	3,740	3,859,458
5.10%, 07/15/33	2,290	2,380,336
5.25%, 05/30/35	3,480	3,624,930
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,143	2,836,252
5.90%, 11/01/39	1,635	1,774,180
Merck & Co. Inc.
1.45%, 06/24/30	5,549	4,968,907
1.70%, 06/10/27	8,745	8,488,264
1.90%, 12/10/28	5,499	5,196,655
2.15%, 12/10/31	9,465	8,453,865
2.35%, 06/24/40	5,296	3,871,307
2.45%, 06/24/50	5,575	3,361,763
2.75%, 12/10/51	8,945	5,688,432
2.90%, 12/10/61	7,036	4,225,133
3.40%, 03/07/29	8,511	8,377,236
3.60%, 09/15/42	2,450	2,011,404
3.70%, 02/10/45	8,649	7,014,325
3.85%, 09/15/27	4,675	4,690,192
3.90%, 03/07/39	4,405	3,983,087
4.00%, 03/07/49	6,693	5,492,609
4.05%, 05/17/28	3,320	3,342,926
4.15%, 09/15/30	3,475	3,497,672
4.15%, 05/18/43	5,422	4,750,804
4.30%, 05/17/30	4,429	4,484,600
4.50%, 05/17/33	4,130	4,194,445
4.55%, 09/15/32	3,475	3,531,169
4.90%, 05/17/44	3,510	3,354,201
4.95%, 09/15/35	4,805	4,932,875
5.00%, 05/17/53	6,670	6,306,802
5.15%, 05/17/63	2,935	2,774,557
5.70%, 09/15/55	5,690	5,898,592
6.50%, 12/01/33	2,698	3,078,496
6.55%, 09/15/37	2,100	2,431,563
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	2,095	2,290,474
5.95%, 12/01/28	1,488	1,576,035
Mylan Inc.
4.55%, 04/15/28	3,475	3,472,090

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.20%, 04/15/48	$3,275	$2,664,659
5.40%, 11/29/43	2,239	1,929,805
Novartis Capital Corp.
2.00%, 02/14/27	7,131	6,989,422
2.20%, 08/14/30	5,808	5,379,287
2.75%, 08/14/50	5,938	3,896,741
3.10%, 05/17/27	4,449	4,412,250
3.70%, 09/21/42	2,645	2,223,828
3.80%, 09/18/29	4,195	4,184,217
3.90%, 11/05/28(b)	2,600	2,612,029
4.00%, 09/18/31	3,715	3,710,822
4.00%, 11/20/45	5,571	4,736,160
4.10%, 11/05/30	2,600	2,610,697
4.20%, 09/18/34	3,355	3,299,999
4.30%, 11/05/32	2,600	2,605,822
4.40%, 05/06/44	8,438	7,656,050
4.60%, 11/05/35	2,600	2,600,798
4.70%, 09/18/54	2,295	2,088,741
5.20%, 11/05/45	1,300	1,295,515
5.30%, 11/05/55	1,300	1,288,644
Pfizer Inc.
1.70%, 05/28/30	5,936	5,381,040
1.75%, 08/18/31	5,160	4,570,938
2.55%, 05/28/40	5,010	3,730,990
2.63%, 04/01/30	6,313	5,971,943
2.70%, 05/28/50	5,620	3,590,327
3.00%, 12/15/26	8,990	8,925,026
3.45%, 03/15/29	8,523	8,429,885
3.60%, 09/15/28	4,603	4,595,848
3.88%, 11/15/27	1,735	1,738,528
3.90%, 03/15/39	3,698	3,318,970
4.00%, 12/15/36	4,850	4,594,795
4.00%, 03/15/49	7,347	5,994,825
4.10%, 09/15/38	3,567	3,294,538
4.13%, 12/15/46	5,822	4,889,792
4.20%, 11/15/30(b)	2,715	2,728,635
4.20%, 09/15/48	5,760	4,856,786
4.30%, 06/15/43	3,318	2,944,374
4.40%, 05/15/44	5,174	4,686,783
4.50%, 11/15/32	4,150	4,180,630
4.88%, 11/15/35	4,150	4,202,213
5.60%, 09/15/40	3,109	3,257,541
5.60%, 11/15/55	1,725	1,746,336
5.70%, 11/15/65	1,700	1,710,394
7.20%, 03/15/39	11,113	13,466,124
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	18,015	18,233,702
4.65%, 05/19/30	8,355	8,556,919
4.75%, 05/19/33	22,236	22,678,149
5.11%, 05/19/43	9,240	9,005,960
5.30%, 05/19/53	26,365	25,540,654
5.34%, 05/19/63	13,000	12,352,368
Pharmacia LLC, 6.60%, 12/01/28	6,449	6,931,378
Sanofi SA
3.63%, 06/19/28	6,561	6,540,261
3.75%, 11/03/27(b)	2,050	2,052,897
3.80%, 11/03/28	2,050	2,051,558
4.20%, 11/03/32	2,050	2,050,658
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,233	10,284,761
3.03%, 07/09/40	6,751	5,227,664
Security	Par (000)	Value
Pharmaceuticals (continued)
3.18%, 07/09/50	$8,970	$6,107,600
3.38%, 07/09/60	4,246	2,777,703
5.00%, 11/26/28	8,456	8,663,786
5.30%, 07/05/34	3,360	3,487,424
5.65%, 07/05/44	2,720	2,782,446
5.65%, 07/05/54	2,970	2,982,662
5.80%, 07/05/64	2,255	2,263,431
Takeda U.S. Financing Inc.
5.20%, 07/07/35	5,570	5,717,971
5.90%, 07/07/55	4,040	4,193,636
Utah Acquisition Sub Inc., 5.25%, 06/15/46	4,417	3,657,584
Viatris Inc.
2.30%, 06/22/27	3,953	3,816,659
2.70%, 06/22/30	5,975	5,445,607
3.85%, 06/22/40	6,566	5,017,849
4.00%, 06/22/50	8,425	5,641,882
Wyeth LLC
5.95%, 04/01/37	9,128	9,954,693
6.00%, 02/15/36	2,619	2,871,415
6.50%, 02/01/34	3,584	4,057,836
Zoetis Inc.
2.00%, 05/15/30	4,765	4,371,332
3.00%, 09/12/27	5,071	4,992,555
3.00%, 05/15/50	2,610	1,761,453
3.90%, 08/20/28	3,709	3,709,456
3.95%, 09/12/47	2,484	2,024,995
4.15%, 08/17/28	2,540	2,555,523
4.45%, 08/20/48	1,939	1,690,687
4.70%, 02/01/43	5,230	4,856,071
5.00%, 08/17/35	2,450	2,493,787
5.60%, 11/16/32	1,985	2,120,053
		1,662,081,441
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,816,149
3.60%, 09/01/32	2,130	1,972,166
4.45%, 07/15/27	1,847	1,851,817
4.80%, 05/03/29	3,181	3,220,868
5.38%, 02/15/36	1,335	1,343,934
5.63%, 08/01/34	2,135	2,230,801
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,925	2,495,086
3.70%, 11/15/29	5,645	5,520,508
5.13%, 06/30/27	4,807	4,856,258
Cheniere Energy Inc.
4.63%, 10/15/28	5,162	5,162,538
5.65%, 04/15/34	5,820	6,066,833
Cheniere Energy Partners LP
3.25%, 01/31/32	6,407	5,893,430
4.00%, 03/01/31	5,399	5,245,684
4.50%, 10/01/29	8,515	8,514,576
5.55%, 10/30/35(c)	2,055	2,112,996
5.75%, 08/15/34	4,755	4,975,338
5.95%, 06/30/33	4,509	4,792,192
Columbia Pipeline Group Inc., 5.80%, 06/01/45	3,032	3,023,445
DCP Midstream Operating LP
3.25%, 02/15/32	1,805	1,661,576
5.13%, 05/15/29	200	204,646
5.60%, 04/01/44	1,695	1,642,886
5.63%, 07/15/27	140	142,852

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.13%, 08/16/30	$2,050	$2,373,642
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,705	2,665,584
5.80%, 01/15/35	2,135	2,259,219
6.20%, 01/15/55	1,030	1,082,061
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,144	3,005,590
4.60%, 12/15/44	2,881	2,537,149
4.80%, 11/01/43	2,598	2,347,334
Enbridge Energy Partners LP
5.50%, 09/15/40	3,060	3,073,280
7.38%, 10/15/45	3,154	3,727,277
Series B, 7.50%, 04/15/38	2,515	2,988,099
Enbridge Inc.
2.50%, 08/01/33	4,710	4,047,908
3.13%, 11/15/29	4,805	4,605,925
3.40%, 08/01/51	3,260	2,250,252
3.70%, 07/15/27	4,422	4,394,845
4.00%, 11/15/49	2,218	1,710,196
4.20%, 11/20/28	2,200	2,205,661
4.25%, 12/01/26	5,621	5,627,852
4.50%, 02/15/31	2,200	2,208,686
4.50%, 06/10/44	1,823	1,562,537
4.60%, 06/20/28	1,910	1,930,838
4.90%, 06/20/30(b)	2,710	2,774,257
5.20%, 11/20/35	2,200	2,224,216
5.25%, 04/05/27	2,400	2,432,680
5.30%, 04/05/29	2,665	2,751,889
5.50%, 12/01/46	1,180	1,174,409
5.55%, 06/20/35	3,395	3,531,130
5.63%, 04/05/34	5,220	5,478,807
5.70%, 03/08/33	10,125	10,725,388
5.95%, 04/05/54	3,830	3,940,727
6.00%, 11/15/28	3,610	3,799,101
6.20%, 11/15/30	3,015	3,248,934
6.70%, 11/15/53	4,429	4,943,408
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	2,921	3,127,828
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	240	255,261
Energy Transfer LP
3.75%, 05/15/30	6,046	5,898,040
4.00%, 10/01/27	4,556	4,544,837
4.15%, 09/15/29	3,142	3,124,654
4.20%, 04/15/27	3,147	3,146,702
4.40%, 03/15/27	3,899	3,904,951
4.90%, 03/15/35	2,555	2,507,741
4.95%, 05/15/28	4,183	4,250,789
4.95%, 06/15/28	5,194	5,284,106
4.95%, 01/15/43	2,645	2,355,193
5.00%, 05/15/44	2,195	1,928,731
5.00%, 05/15/50	9,139	7,773,272
5.15%, 02/01/43	2,611	2,359,183
5.15%, 03/15/45	3,652	3,265,803
5.20%, 04/01/30(b)	3,000	3,104,525
5.25%, 04/15/29	6,437	6,622,620
5.25%, 07/01/29	3,890	4,015,065
5.30%, 04/01/44	3,839	3,509,590
5.30%, 04/15/47	4,235	3,816,632
5.35%, 05/15/45	4,208	3,859,579
5.40%, 10/01/47	6,193	5,637,136
5.50%, 06/01/27	5,168	5,248,746
5.55%, 02/15/28	5,100	5,249,121
Security	Par (000)	Value
Pipelines (continued)
5.55%, 05/15/34	$5,755	$5,940,886
5.60%, 09/01/34	5,355	5,547,444
5.70%, 04/01/35	1,360	1,414,388
5.75%, 02/15/33	6,805	7,178,578
5.95%, 10/01/43	1,714	1,691,487
5.95%, 05/15/54	7,344	7,084,256
6.00%, 06/15/48	4,955	4,858,686
6.05%, 12/01/26	5,300	5,390,240
6.05%, 06/01/41	3,464	3,522,416
6.05%, 09/01/54	5,015	4,902,742
6.10%, 12/01/28	1,895	1,991,606
6.10%, 02/15/42	2,045	2,069,891
6.13%, 12/15/45	4,623	4,619,097
6.20%, 04/01/55	2,510	2,507,114
6.25%, 04/15/49	8,059	8,111,096
6.40%, 12/01/30	3,690	4,005,210
6.50%, 02/01/42	3,437	3,646,711
6.55%, 12/01/33	6,651	7,332,244
6.63%, 10/15/36	2,395	2,617,813
7.50%, 07/01/38	2,610	3,050,450
Series 20Y, 5.80%, 06/15/38	2,874	2,949,075
Enterprise Products Operating LLC
2.80%, 01/31/30	5,291	5,029,964
3.13%, 07/31/29	6,616	6,418,088
3.20%, 02/15/52	5,170	3,502,684
3.30%, 02/15/53	4,165	2,851,364
3.70%, 01/31/51	5,222	3,894,423
3.95%, 02/15/27	4,847	4,849,529
3.95%, 01/31/60	4,709	3,517,719
4.15%, 10/16/28	5,046	5,079,736
4.20%, 01/31/50	5,820	4,767,892
4.25%, 02/15/48	5,825	4,871,329
4.30%, 06/20/28	3,920	3,952,094
4.45%, 02/15/43	5,191	4,643,345
4.60%, 01/11/27	4,050	4,078,701
4.60%, 01/15/31	7,375	7,484,019
4.80%, 02/01/49	5,858	5,268,876
4.85%, 01/31/34	3,050	3,105,605
4.85%, 08/15/42	3,854	3,602,270
4.85%, 03/15/44	5,697	5,287,914
4.90%, 05/15/46	4,777	4,397,871
4.95%, 02/15/35	5,400	5,494,378
4.95%, 10/15/54	2,127	1,925,372
5.10%, 02/15/45	5,899	5,645,926
5.20%, 01/15/36	7,580	7,777,263
5.35%, 01/31/33	4,612	4,850,041
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	3,385	3,376,434
5.55%, 02/16/55	3,610	3,574,706
5.70%, 02/15/42	2,377	2,441,948
5.95%, 02/01/41	3,389	3,601,678
6.13%, 10/15/39	3,112	3,398,685
6.45%, 09/01/40	2,690	3,027,965
7.55%, 04/15/38	2,544	3,094,816
Series D, 6.88%, 03/01/33	1,910	2,176,094
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(a)	4,416	4,408,186
Series H, 6.65%, 10/15/34	2,600	2,963,382
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,742	2,430,295
5.00%, 08/15/42	2,935	2,733,619

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/01/43	$2,650	$2,441,951
5.40%, 09/01/44	2,590	2,483,018
5.50%, 03/01/44	3,095	3,013,540
5.63%, 09/01/41	2,032	2,028,649
5.80%, 03/15/35	2,466	2,606,106
6.38%, 03/01/41	2,836	3,041,928
6.50%, 02/01/37	2,001	2,196,339
6.50%, 09/01/39	3,002	3,286,960
6.55%, 09/15/40	2,338	2,560,865
6.95%, 01/15/38	5,830	6,632,234
7.30%, 08/15/33	2,925	3,366,732
7.40%, 03/15/31	1,261	1,435,475
7.50%, 11/15/40	2,014	2,405,229
7.75%, 03/15/32	1,666	1,941,403
Kinder Morgan Inc.
2.00%, 02/15/31	2,820	2,517,334
3.25%, 08/01/50	2,737	1,825,323
3.60%, 02/15/51	4,100	2,919,520
4.30%, 03/01/28	7,001	7,039,760
4.80%, 02/01/33	3,936	3,967,149
5.00%, 02/01/29	4,800	4,921,357
5.05%, 02/15/46	3,133	2,859,281
5.10%, 08/01/29	2,970	3,058,821
5.15%, 06/01/30	965	1,000,142
5.20%, 06/01/33	4,635	4,789,386
5.20%, 03/01/48	3,893	3,605,233
5.30%, 12/01/34	3,923	4,023,443
5.40%, 02/01/34	4,730	4,900,557
5.45%, 08/01/52	3,780	3,571,919
5.55%, 06/01/45	7,210	7,039,383
5.85%, 06/01/35	1,220	1,294,304
5.95%, 08/01/54	2,805	2,843,612
7.75%, 01/15/32	4,689	5,465,658
7.80%, 08/01/31	2,672	3,110,474
MPLX LP
2.65%, 08/15/30	6,688	6,193,010
4.00%, 03/15/28	6,125	6,105,854
4.13%, 03/01/27	6,642	6,636,033
4.25%, 12/01/27	4,247	4,256,886
4.50%, 04/15/38	8,815	8,086,946
4.70%, 04/15/48	7,144	5,997,073
4.80%, 02/15/29	4,280	4,351,471
4.80%, 02/15/31	3,490	3,532,095
4.90%, 04/15/58	1,944	1,618,011
4.95%, 09/01/32	4,465	4,500,074
4.95%, 03/14/52	7,250	6,181,558
5.00%, 01/15/33	3,000	3,024,443
5.00%, 03/01/33	3,455	3,487,187
5.20%, 03/01/47	5,048	4,540,588
5.20%, 12/01/47	2,926	2,637,565
5.40%, 04/01/35	2,865	2,902,885
5.40%, 09/15/35	4,735	4,795,787
5.50%, 06/01/34	5,725	5,877,146
5.50%, 02/15/49	7,881	7,312,724
5.65%, 03/01/53	2,150	2,018,554
5.95%, 04/01/55	2,825	2,767,076
6.20%, 09/15/55	3,660	3,699,235
Northwest Pipeline LLC, 4.00%, 04/01/27	2,924	2,917,959
ONEOK Inc.
3.10%, 03/15/30	2,933	2,789,835
3.25%, 06/01/30	2,397	2,280,742
Security	Par (000)	Value
Pipelines (continued)
3.40%, 09/01/29	$3,568	$3,449,357
3.95%, 03/01/50	4,569	3,353,358
4.00%, 07/13/27	3,806	3,798,750
4.20%, 10/03/47	2,928	2,302,739
4.25%, 09/24/27	1,890	1,894,830
4.25%, 09/15/46	2,218	1,768,556
4.35%, 03/15/29	3,593	3,601,486
4.40%, 10/15/29	750	752,564
4.45%, 09/01/49	3,088	2,513,682
4.50%, 03/15/50	2,506	2,059,205
4.55%, 07/15/28	4,456	4,494,465
4.75%, 10/15/31	6,085	6,114,767
4.85%, 02/01/49	2,738	2,352,526
4.95%, 10/15/32	2,130	2,146,767
4.95%, 07/13/47	3,415	3,029,349
5.05%, 11/01/34	6,890	6,859,701
5.05%, 04/01/45	1,610	1,432,562
5.15%, 10/15/43	3,141	2,890,728
5.20%, 07/15/48	4,534	4,130,228
5.38%, 06/01/29	990	1,020,066
5.40%, 10/15/35	2,680	2,718,592
5.45%, 06/01/47	1,575	1,451,960
5.60%, 04/01/44	2,110	2,007,572
5.65%, 11/01/28	3,690	3,836,186
5.65%, 09/01/34	1,410	1,458,916
5.70%, 11/01/54	4,220	3,980,847
5.80%, 11/01/30	2,400	2,533,794
5.85%, 11/01/64	1,895	1,811,461
6.00%, 06/15/35	1,399	1,475,062
6.05%, 09/01/33	6,925	7,397,634
6.10%, 11/15/32	2,555	2,740,674
6.25%, 10/15/55	5,870	5,962,585
6.35%, 01/15/31	2,910	3,126,645
6.63%, 09/01/53	5,645	5,972,282
7.15%, 01/15/51	2,000	2,219,506
ONEOK Partners LP
6.13%, 02/01/41	3,146	3,254,378
6.20%, 09/15/43	2,292	2,355,118
6.65%, 10/01/36	3,293	3,612,227
6.85%, 10/15/37	3,045	3,380,717
Plains All American Pipeline LP, 5.95%, 06/15/35	3,765	3,950,411
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,101,214
3.80%, 09/15/30	3,804	3,688,441
4.30%, 01/31/43	1,922	1,579,531
4.50%, 12/15/26	5,719	5,734,771
4.70%, 01/15/31	2,740	2,759,425
4.70%, 06/15/44	3,250	2,800,757
4.90%, 02/15/45	3,166	2,781,564
5.15%, 06/01/42	2,774	2,539,036
5.60%, 01/15/36	2,680	2,725,385
5.70%, 09/15/34	3,120	3,232,288
6.65%, 01/15/37	3,977	4,355,335
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	7,619	7,633,382
4.50%, 05/15/30	4,457	4,484,700
5.00%, 03/15/27	8,898	8,950,625
5.90%, 09/15/37	2,858	3,032,130

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	$2,800	$2,821,866
5.03%, 10/01/29	1,590	1,614,832
5.58%, 10/01/34	5,630	5,697,193
6.18%, 10/01/54	2,840	2,757,144
Spectra Energy Partners LP
4.50%, 03/15/45	5,002	4,302,877
5.95%, 09/25/43	2,271	2,314,132
Targa Resources Corp.
4.20%, 02/01/33	4,345	4,164,709
4.35%, 01/15/29	2,325	2,333,071
4.90%, 09/15/30	3,225	3,287,794
4.95%, 04/15/52	3,560	3,049,318
5.20%, 07/01/27	5,055	5,134,105
5.40%, 07/30/36	2,650	2,678,112
5.50%, 02/15/35	2,465	2,528,941
5.55%, 08/15/35	4,370	4,488,909
5.65%, 02/15/36	3,465	3,578,173
6.13%, 03/15/33	3,260	3,493,485
6.13%, 05/15/55	3,315	3,334,118
6.15%, 03/01/29	3,025	3,191,722
6.25%, 07/01/52	2,552	2,606,713
6.50%, 03/30/34	3,970	4,362,853
6.50%, 02/15/53	4,225	4,460,147
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,485	5,244,216
4.88%, 02/01/31	6,890	6,926,088
5.00%, 01/15/28	6,230	6,233,000
5.50%, 03/01/30	6,210	6,321,293
6.88%, 01/15/29	2,960	3,003,520
TC PipeLines LP, 3.90%, 05/25/27	5,655	5,631,737
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,793	2,896,466
7.00%, 10/15/28	2,030	2,185,806
7.63%, 04/01/37	830	989,612
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,728,512
TransCanada PipeLines Ltd.
4.10%, 04/15/30	3,015	2,987,056
4.25%, 05/15/28	7,949	7,969,654
4.63%, 03/01/34	5,494	5,389,237
5.00%, 10/16/43	60	57,136
5.10%, 03/15/49	3,593	3,377,241
5.60%, 03/31/34	1,930	2,011,584
5.85%, 03/15/36	2,793	2,939,111
6.10%, 06/01/40	3,291	3,493,441
6.20%, 10/15/37	5,358	5,779,166
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	90	92,171
7.25%, 08/15/38	3,646	4,241,554
7.63%, 01/15/39	4,659	5,603,598
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,944	3,777,077
3.95%, 05/15/50	2,524	1,972,355
4.00%, 03/15/28	2,459	2,455,747
4.45%, 08/01/42	1,843	1,633,240
4.60%, 03/15/48	2,905	2,542,425
5.10%, 03/15/36(c)	830	844,229
5.40%, 08/15/41	1,867	1,864,026
5.75%, 03/15/56(c)	880	890,718
Valero Energy Partners LP, 4.50%, 03/15/28	3,385	3,409,952
Security	Par (000)	Value
Pipelines (continued)
Western Midstream Operating LP
4.05%, 02/01/30	$6,155	$6,043,413
4.50%, 03/01/28	1,724	1,729,728
4.75%, 08/15/28	1,305	1,317,217
5.25%, 02/01/50	4,980	4,320,738
5.30%, 03/01/48	3,175	2,761,407
5.45%, 11/15/34	3,680	3,714,283
5.45%, 04/01/44	1,885	1,727,924
5.50%, 08/15/48	2,765	2,451,402
6.15%, 04/01/33	3,480	3,692,681
6.35%, 01/15/29	2,110	2,225,321
Williams Companies Inc. (The)
2.60%, 03/15/31	7,562	6,910,763
3.50%, 11/15/30	3,874	3,718,153
3.50%, 10/15/51	3,325	2,350,971
3.75%, 06/15/27	7,639	7,591,050
4.63%, 06/30/30	2,850	2,881,613
4.65%, 08/15/32	4,715	4,739,491
4.80%, 11/15/29	1,705	1,738,846
4.85%, 03/01/48	4,231	3,763,716
4.90%, 03/15/29	4,920	5,024,879
4.90%, 01/15/45	2,456	2,233,313
5.10%, 09/15/45	4,908	4,558,237
5.15%, 03/15/34	6,455	6,588,852
5.30%, 08/15/28	5,335	5,496,005
5.30%, 09/30/35	3,490	3,573,345
5.30%, 08/15/52	3,215	3,015,426
5.40%, 03/04/44	2,536	2,468,027
5.60%, 03/15/35	2,905	3,035,097
5.65%, 03/15/33	4,065	4,295,000
5.75%, 06/24/44	3,201	3,234,279
5.80%, 11/15/43	1,980	1,999,299
5.80%, 11/15/54	1,630	1,643,425
6.00%, 03/15/55	1,850	1,911,516
6.30%, 04/15/40	5,924	6,461,097
8.75%, 03/15/32	1,575	1,913,410
Series A, 7.50%, 01/15/31	1,730	1,959,543
		1,217,216,514
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,510	1,499,017
Carlyle Group Inc. (The), 5.05%, 09/19/35	2,295	2,265,472
KKR & Co. Inc., 5.10%, 08/07/35	2,875	2,879,399
		6,643,888
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	2,823	2,571,607
4.80%, 06/15/30	2,145	2,184,906
4.90%, 01/15/33	1,650	1,671,171
5.50%, 04/01/29	2,070	2,148,537
5.50%, 06/15/35	1,835	1,902,792
5.95%, 08/15/34	3,115	3,349,285
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,130	1,210,054
		15,038,352
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,570	2,446,458
2.60%, 06/15/33	1,451	1,256,937
2.90%, 10/01/30	1,974	1,851,330
4.80%, 10/01/32	785	795,742
5.60%, 06/15/35	1,290	1,358,085

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 06/15/34	$680	$713,269
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,670	3,836,839
2.00%, 05/18/32	4,346	3,681,919
2.75%, 12/15/29	2,347	2,208,285
2.95%, 03/15/34	3,320	2,863,915
3.00%, 05/18/51	4,040	2,485,096
3.38%, 08/15/31	3,325	3,116,324
3.55%, 03/15/52	4,450	3,030,042
3.95%, 01/15/27	1,792	1,786,478
3.95%, 01/15/28	2,747	2,731,885
4.00%, 02/01/50	3,322	2,484,624
4.50%, 07/30/29	1,791	1,796,427
4.70%, 07/01/30	2,452	2,476,900
4.75%, 04/15/35	2,470	2,393,730
4.85%, 04/15/49	1,503	1,287,811
4.90%, 12/15/30	3,395	3,451,047
5.15%, 04/15/53	2,275	2,010,627
5.25%, 05/15/36	1,300	1,294,820
5.50%, 10/01/35	2,290	2,338,959
5.63%, 05/15/54	2,850	2,679,211
American Assets Trust LP
3.38%, 02/01/31	2,040	1,869,350
6.15%, 10/01/34	1,100	1,125,945
American Homes 4 Rent LP
2.38%, 07/15/31	1,110	993,178
3.38%, 07/15/51	2,275	1,556,048
3.63%, 04/15/32	925	873,615
4.25%, 02/15/28	3,010	3,017,367
4.30%, 04/15/52	1,050	845,212
4.90%, 02/15/29	2,126	2,166,456
4.95%, 06/15/30	1,815	1,854,634
5.25%, 03/15/35	915	932,974
5.50%, 02/01/34	2,735	2,836,338
5.50%, 07/15/34	2,200	2,283,556
American Tower Corp.
1.50%, 01/31/28	3,223	3,051,209
1.88%, 10/15/30	3,971	3,542,940
2.10%, 06/15/30	4,557	4,141,094
2.30%, 09/15/31	4,325	3,855,100
2.70%, 04/15/31	4,872	4,468,481
2.75%, 01/15/27	3,433	3,383,563
2.90%, 01/15/30	3,440	3,255,761
2.95%, 01/15/51	4,140	2,680,013
3.10%, 06/15/50	4,485	3,011,041
3.13%, 01/15/27	2,518	2,491,143
3.55%, 07/15/27	4,761	4,718,556
3.60%, 01/15/28	4,386	4,341,274
3.65%, 03/15/27	3,700	3,676,572
3.70%, 10/15/49	3,111	2,331,365
3.80%, 08/15/29	7,853	7,731,147
3.95%, 03/15/29	3,158	3,133,250
4.05%, 03/15/32	3,700	3,604,196
4.90%, 03/15/30	4,155	4,251,684
5.00%, 01/31/30	2,905	2,976,322
5.20%, 02/15/29	3,850	3,961,786
5.25%, 07/15/28	4,270	4,386,746
5.35%, 03/15/35	4,045	4,169,531
5.40%, 01/31/35	2,945	3,050,144
5.45%, 02/15/34	3,710	3,866,409
5.50%, 03/15/28	4,180	4,301,695
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.55%, 07/15/33	$4,511	$4,737,097
5.65%, 03/15/33	4,105	4,333,709
5.80%, 11/15/28	4,635	4,841,392
5.90%, 11/15/33	3,895	4,176,880
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,435	1,416,521
5.60%, 05/15/32	1,800	1,827,149
AvalonBay Communities Inc.
1.90%, 12/01/28	2,745	2,587,386
2.05%, 01/15/32	3,055	2,691,736
2.30%, 03/01/30	3,908	3,626,724
2.45%, 01/15/31	3,724	3,413,658
3.20%, 01/15/28	2,423	2,386,343
3.30%, 06/01/29	1,998	1,948,216
3.35%, 05/15/27	2,607	2,585,872
3.90%, 10/15/46	1,325	1,073,881
4.15%, 07/01/47	1,100	921,318
4.35%, 12/01/30	1,465	1,472,294
4.35%, 04/15/48	2,015	1,736,796
5.00%, 02/15/33	1,390	1,429,269
5.00%, 08/01/35	945	958,858
5.30%, 12/07/33	2,205	2,305,393
5.35%, 06/01/34	825	861,218
Boston Properties LP
2.45%, 10/01/33	5,525	4,580,657
2.55%, 04/01/32	4,715	4,112,181
2.90%, 03/15/30	3,622	3,395,903
3.25%, 01/30/31(b)	5,791	5,428,952
3.40%, 06/21/29	3,710	3,583,863
4.50%, 12/01/28	5,397	5,422,382
5.75%, 01/15/35(b)	3,830	3,940,882
6.50%, 01/15/34	2,465	2,665,780
6.75%, 12/01/27	2,995	3,135,311
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,178	1,128,718
2.50%, 08/16/31	2,665	2,395,233
3.90%, 03/15/27	1,696	1,690,482
4.05%, 07/01/30	3,852	3,802,540
4.13%, 05/15/29	3,094	3,076,785
4.85%, 02/15/33	1,255	1,258,606
5.20%, 04/01/32	130	133,419
5.50%, 02/15/34	1,775	1,833,548
5.75%, 02/15/35	763	803,051
Broadstone Net Lease LLC
2.60%, 09/15/31	2,152	1,905,597
5.00%, 11/01/32	1,300	1,303,006
Camden Property Trust
2.80%, 05/15/30	3,900	3,687,204
3.15%, 07/01/29	3,532	3,416,206
3.35%, 11/01/49	2,380	1,708,888
4.10%, 10/15/28	2,377	2,387,151
4.90%, 01/15/34	1,290	1,314,671
COPT Defense Properties LP
2.00%, 01/15/29	2,189	2,041,012
2.75%, 04/15/31	2,295	2,090,438
2.90%, 12/01/33	1,850	1,584,332
4.50%, 10/15/30	1,930	1,922,745
Cousins Properties LP
5.25%, 07/15/30	1,575	1,613,724
5.38%, 02/15/32	700	718,030
5.88%, 10/01/34	2,440	2,549,873

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
2.10%, 04/01/31	$6,427	$5,664,896
2.25%, 01/15/31	5,017	4,491,264
2.50%, 07/15/31	2,615	2,340,081
2.90%, 03/15/27	4,570	4,491,866
2.90%, 04/01/41	5,680	4,162,661
3.10%, 11/15/29	2,713	2,587,991
3.25%, 01/15/51	4,015	2,691,131
3.30%, 07/01/30	4,605	4,375,031
3.65%, 09/01/27	5,525	5,472,760
3.80%, 02/15/28	5,716	5,656,889
4.00%, 03/01/27	3,115	3,104,414
4.00%, 11/15/49	2,003	1,528,090
4.15%, 07/01/50	2,333	1,836,929
4.30%, 02/15/29	3,555	3,548,760
4.75%, 05/15/47	1,948	1,703,486
4.80%, 09/01/28	4,070	4,124,383
4.90%, 09/01/29	3,630	3,687,115
5.00%, 01/11/28	5,820	5,907,747
5.10%, 05/01/33	3,975	4,027,029
5.20%, 09/01/34	4,260	4,322,965
5.20%, 02/15/49	2,148	1,961,641
5.60%, 06/01/29	4,155	4,318,285
5.80%, 03/01/34	4,000	4,210,396
CubeSmart LP
2.00%, 02/15/31	2,215	1,959,881
2.25%, 12/15/28	2,532	2,397,124
2.50%, 02/15/32	2,435	2,157,509
3.00%, 02/15/30	1,490	1,415,500
4.38%, 02/15/29	1,956	1,963,925
5.13%, 11/01/35	840	842,927
Digital Realty Trust LP
3.60%, 07/01/29	4,884	4,791,305
3.70%, 08/15/27	4,615	4,587,649
4.45%, 07/15/28	2,955	2,979,156
5.55%, 01/15/28	4,642	4,778,837
DOC DR LLC
2.63%, 11/01/31	3,153	2,836,958
3.95%, 01/15/28	2,433	2,419,701
4.30%, 03/15/27	1,606	1,607,618
EPR Properties
3.60%, 11/15/31	75	69,767
3.75%, 08/15/29	1,900	1,840,028
4.50%, 06/01/27	1,500	1,500,269
4.75%, 12/15/26	1,500	1,503,529
4.75%, 11/15/30	1,325	1,319,972
4.95%, 04/15/28	1,000	1,008,258
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	3,300	3,322,138
5.50%, 06/15/34	2,700	2,810,789
Equinix Inc.
1.55%, 03/15/28	2,708	2,559,355
1.80%, 07/15/27	3,203	3,087,405
2.00%, 05/15/28	2,658	2,533,714
2.15%, 07/15/30	3,440	3,124,292
2.50%, 05/15/31	3,555	3,221,627
2.95%, 09/15/51	2,755	1,767,987
3.00%, 07/15/50	2,619	1,708,280
3.20%, 11/18/29	6,677	6,412,887
3.40%, 02/15/52	2,615	1,823,405
3.90%, 04/15/32	3,990	3,846,500
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
ERP Operating LP
1.85%, 08/01/31	$1,815	$1,600,461
2.50%, 02/15/30	3,148	2,957,756
3.00%, 07/01/29	3,093	2,982,426
3.25%, 08/01/27	2,289	2,264,101
3.50%, 03/01/28	3,133	3,101,762
4.00%, 08/01/47	1,501	1,224,543
4.15%, 12/01/28	2,605	2,617,995
4.50%, 07/01/44	1,820	1,625,279
4.50%, 06/01/45	2,050	1,822,198
4.65%, 09/15/34	1,410	1,406,096
4.95%, 06/15/32	2,995	3,075,759
Essential Properties LP
2.95%, 07/15/31	2,237	2,044,452
5.40%, 12/01/35	1,390	1,397,229
Essex Portfolio LP
1.65%, 01/15/31	2,080	1,817,074
1.70%, 03/01/28	2,050	1,944,119
2.55%, 06/15/31	1,600	1,452,671
2.65%, 03/15/32	3,028	2,712,674
2.65%, 09/01/50	1,370	841,450
3.00%, 01/15/30	3,210	3,053,621
3.63%, 05/01/27	2,120	2,109,148
4.00%, 03/01/29	3,326	3,307,726
4.50%, 03/15/48	2,135	1,846,190
5.38%, 04/01/35	785	815,719
5.50%, 04/01/34	2,030	2,118,689
Extra Space Storage LP
2.20%, 10/15/30	2,746	2,481,962
2.35%, 03/15/32	2,270	1,985,082
2.40%, 10/15/31	3,060	2,720,063
2.55%, 06/01/31	3,705	3,358,320
3.88%, 12/15/27	3,691	3,675,442
3.90%, 04/01/29	1,220	1,206,566
4.00%, 06/15/29	2,503	2,487,776
4.95%, 01/15/33	805	814,525
5.35%, 01/15/35	1,300	1,333,975
5.40%, 02/01/34	2,895	2,981,861
5.40%, 06/15/35	2,230	2,295,620
5.50%, 07/01/30	3,830	4,004,415
5.70%, 04/01/28	2,715	2,805,920
5.90%, 01/15/31	1,330	1,414,972
Federal Realty OP LP
3.20%, 06/15/29	2,493	2,407,066
3.25%, 07/15/27	2,719	2,687,562
3.50%, 06/01/30	1,001	967,431
4.50%, 12/01/44	2,096	1,854,469
5.38%, 05/01/28	1,995	2,048,026
First Industrial LP, 5.25%, 01/15/31	1,380	1,417,835
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,725	3,369,030
4.00%, 01/15/30	4,048	3,922,928
4.00%, 01/15/31	3,992	3,826,272
5.25%, 02/15/33	2,275	2,284,684
5.30%, 01/15/29	4,590	4,676,448
5.63%, 09/15/34	3,630	3,678,177
5.75%, 06/01/28	3,149	3,235,241
5.75%, 11/01/37	1,615	1,613,276
6.25%, 09/15/54(b)	2,715	2,702,266
6.75%, 12/01/33	1,900	2,059,190

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthcare Realty Holdings LP
2.00%, 03/15/31	$2,773	$2,434,506
3.10%, 02/15/30	2,480	2,350,348
3.75%, 07/01/27	2,943	2,919,714
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,170,005
2.13%, 12/01/28	3,215	3,026,825
2.88%, 01/15/31	2,273	2,107,553
3.00%, 01/15/30	4,289	4,070,829
3.50%, 07/15/29	2,666	2,595,274
4.75%, 01/15/33	1,200	1,198,208
5.25%, 12/15/32	3,385	3,494,002
5.38%, 02/15/35	810	832,361
6.75%, 02/01/41	2,000	2,224,811
Highwoods Realty LP
2.60%, 02/01/31	841	751,579
3.05%, 02/15/30	1,802	1,682,232
3.88%, 03/01/27	1,470	1,458,120
4.13%, 03/15/28	1,608	1,592,207
4.20%, 04/15/29	1,610	1,585,883
5.35%, 01/15/33	650	652,713
7.65%, 02/01/34	535	610,944
Host Hotels & Resorts LP
5.50%, 04/15/35	2,505	2,548,383
5.70%, 06/15/32	1,540	1,606,279
5.70%, 07/01/34	2,575	2,664,618
Series H, 3.38%, 12/15/29	3,569	3,418,503
Series I, 3.50%, 09/15/30	2,220	2,112,226
Series J, 2.90%, 12/15/31	2,285	2,055,417
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,753	2,400,060
2.30%, 11/15/28	3,160	3,004,308
2.70%, 01/15/34	2,300	1,969,749
4.15%, 04/15/32	2,660	2,582,224
4.88%, 02/01/35	915	908,848
4.95%, 01/15/33	1,855	1,878,069
5.45%, 08/15/30	2,335	2,432,458
5.50%, 08/15/33	1,650	1,718,060
Kilroy Realty LP
2.50%, 11/15/32	3,488	2,924,338
2.65%, 11/15/33	3,235	2,665,221
3.05%, 02/15/30	2,414	2,238,760
4.25%, 08/15/29	2,493	2,449,265
4.75%, 12/15/28	2,804	2,815,253
5.88%, 10/15/35	180	182,661
6.25%, 01/15/36	1,060	1,102,173
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,606,299
2.25%, 12/01/31	1,316	1,169,671
2.70%, 10/01/30	1,875	1,749,955
3.20%, 04/01/32	586	546,801
3.70%, 10/01/49	1,227	927,044
3.80%, 04/01/27	3,159	3,153,336
4.13%, 12/01/46	1,671	1,392,526
4.25%, 04/01/45	1,997	1,703,949
4.45%, 09/01/47	2,525	2,186,653
4.60%, 02/01/33	3,065	3,070,948
4.85%, 03/01/35	1,540	1,541,745
5.30%, 02/01/36	1,725	1,777,179
6.40%, 03/01/34	2,712	3,009,712
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group LP
4.95%, 12/15/31	$1,240	$1,260,897
5.20%, 08/15/32	650	665,519
5.50%, 03/01/34	350	362,996
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,449,020
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	280	286,379
Lineage OP LP, 5.25%, 07/15/30(c)	555	563,578
LXP Industrial Trust
2.38%, 10/01/31	675	591,137
2.70%, 09/15/30	968	890,064
6.75%, 11/15/28	357	379,570
Mid-America Apartments LP
1.70%, 02/15/31	2,896	2,546,722
2.75%, 03/15/30(b)	1,705	1,616,072
2.88%, 09/15/51	1,620	1,033,966
3.60%, 06/01/27	3,730	3,712,732
3.95%, 03/15/29	3,140	3,127,380
4.20%, 06/15/28	2,153	2,161,942
4.65%, 01/15/33	1,325	1,330,095
4.95%, 03/01/35	660	669,266
5.00%, 03/15/34	1,070	1,087,460
5.30%, 02/15/32	1,535	1,605,141
National Health Investors Inc.
3.00%, 02/01/31	2,328	2,114,610
5.35%, 02/01/33	980	976,141
NNN REIT Inc.
2.50%, 04/15/30	2,577	2,398,598
3.00%, 04/15/52	2,148	1,366,337
3.10%, 04/15/50	1,972	1,298,256
3.50%, 10/15/27	2,390	2,367,089
3.50%, 04/15/51	2,427	1,724,574
3.60%, 12/15/26	2,437	2,423,735
4.30%, 10/15/28	1,940	1,950,555
4.60%, 02/15/31	1,880	1,895,737
4.80%, 10/15/48	1,475	1,314,479
5.50%, 06/15/34	2,030	2,116,961
5.60%, 10/15/33	2,105	2,211,928
Omega Healthcare Investors Inc.
3.25%, 04/15/33(b)	2,978	2,654,224
3.38%, 02/01/31	3,409	3,185,773
3.63%, 10/01/29	3,327	3,211,328
4.50%, 04/01/27	3,570	3,581,957
4.75%, 01/15/28	3,192	3,218,975
5.20%, 07/01/30	1,470	1,498,818
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,480	2,229,696
4.95%, 01/15/35	1,030	1,022,613
5.25%, 08/15/32	1,110	1,138,100
5.75%, 07/15/34	1,430	1,502,975
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	646,882
3.15%, 08/15/30	2,088	1,913,367
5.63%, 01/15/33	1,150	1,158,822
6.88%, 07/15/29	200	212,740
Prologis LP
1.25%, 10/15/30	3,418	2,996,160
1.63%, 03/15/31	2,174	1,906,345
1.75%, 07/01/30	1,837	1,654,372
1.75%, 02/01/31	2,535	2,244,403

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.13%, 04/15/27	$2,936	$2,867,457
2.13%, 10/15/50	2,877	1,583,454
2.25%, 04/15/30	4,032	3,743,247
2.25%, 01/15/32	2,807	2,486,894
2.88%, 11/15/29	2,050	1,961,607
3.00%, 04/15/50	3,563	2,387,823
3.05%, 03/01/50	1,603	1,087,284
3.38%, 12/15/27	2,320	2,298,156
3.88%, 09/15/28	2,192	2,189,678
4.00%, 09/15/28	2,331	2,335,616
4.38%, 02/01/29	1,781	1,798,422
4.38%, 09/15/48	1,200	1,025,800
4.63%, 01/15/33	2,980	3,018,805
4.75%, 01/15/31	2,755	2,821,135
4.75%, 06/15/33	2,708	2,749,507
4.88%, 06/15/28	3,475	3,557,352
5.00%, 03/15/34	2,899	2,967,706
5.00%, 01/31/35	2,920	2,973,431
5.13%, 01/15/34	3,180	3,281,346
5.25%, 05/15/35	3,330	3,454,730
5.25%, 06/15/53	4,130	3,985,440
5.25%, 03/15/54	4,075	3,930,782
Public Storage Operating Co.
1.85%, 05/01/28	3,190	3,041,319
1.95%, 11/09/28	2,970	2,813,168
2.25%, 11/09/31	2,800	2,501,043
2.30%, 05/01/31	2,980	2,699,770
3.09%, 09/15/27	2,380	2,348,551
3.39%, 05/01/29	2,726	2,674,465
4.38%, 07/01/30	2,150	2,173,701
5.00%, 07/01/35	1,700	1,735,266
5.10%, 08/01/33	1,070	1,115,961
5.13%, 01/15/29	2,631	2,721,410
5.35%, 08/01/53	3,899	3,828,477
Rayonier LP, 2.75%, 05/17/31	2,642	2,391,504
Realty Income Corp.
1.80%, 03/15/33	2,098	1,749,787
2.10%, 03/15/28	2,476	2,374,486
2.20%, 06/15/28	2,030	1,945,456
2.70%, 02/15/32	1,735	1,570,455
2.85%, 12/15/32	2,136	1,920,891
3.00%, 01/15/27	3,419	3,382,407
3.10%, 12/15/29(b)	2,959	2,848,603
3.20%, 02/15/31	1,630	1,546,705
3.25%, 06/15/29	1,922	1,870,281
3.25%, 01/15/31	5,259	5,011,781
3.40%, 01/15/28	3,015	2,982,194
3.40%, 01/15/30	2,405	2,340,984
3.65%, 01/15/28	2,839	2,822,810
3.95%, 08/15/27	3,461	3,460,376
3.95%, 02/01/29	1,500	1,495,403
4.00%, 07/15/29	2,382	2,375,602
4.50%, 02/01/33	1,710	1,699,890
4.65%, 03/15/47	3,454	3,100,181
4.70%, 12/15/28	2,810	2,863,657
4.75%, 02/15/29	2,515	2,567,236
4.85%, 03/15/30	1,920	1,976,425
4.90%, 07/15/33	3,505	3,566,429
5.13%, 02/15/34	3,055	3,153,150
5.13%, 04/15/35	1,625	1,662,951
5.38%, 09/01/54	1,045	1,023,099
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 10/13/32	$3,250	$3,461,092
Regency Centers LP
2.95%, 09/15/29	2,300	2,205,377
3.60%, 02/01/27	1,556	1,547,198
3.70%, 06/15/30	1,733	1,700,079
4.13%, 03/15/28	1,911	1,914,001
4.40%, 02/01/47	1,923	1,662,610
4.65%, 03/15/49	1,886	1,667,565
5.00%, 07/15/32	1,450	1,491,326
5.10%, 01/15/35	765	779,253
5.25%, 01/15/34	1,030	1,067,279
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	2,051,355
2.15%, 09/01/31	2,255	1,983,029
5.00%, 06/15/28	1,640	1,668,321
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,685,040
3.90%, 10/15/29	2,488	2,431,695
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	2,575	2,372,794
2.85%, 01/15/32	1,115	999,046
5.65%, 01/15/35	1,410	1,451,543
6.10%, 04/01/34	1,175	1,250,062
Simon Property Group LP
1.38%, 01/15/27	3,374	3,278,229
1.75%, 02/01/28	3,615	3,456,092
2.20%, 02/01/31	3,374	3,052,190
2.25%, 01/15/32	3,610	3,186,551
2.45%, 09/13/29	6,608	6,244,514
2.65%, 07/15/30	3,058	2,870,265
2.65%, 02/01/32	2,825	2,551,205
3.25%, 09/13/49(b)	5,893	4,124,974
3.38%, 06/15/27	3,712	3,684,372
3.38%, 12/01/27	4,488	4,442,578
3.80%, 07/15/50	3,295	2,511,720
4.25%, 10/01/44	1,860	1,591,901
4.25%, 11/30/46	2,437	2,056,786
4.38%, 10/01/30	1,770	1,783,446
4.75%, 09/26/34	3,205	3,208,874
4.75%, 03/15/42	2,601	2,419,647
5.13%, 10/01/35	2,875	2,934,506
5.50%, 03/08/33	2,950	3,122,630
5.85%, 03/08/53(b)	3,055	3,153,537
6.25%, 01/15/34	1,395	1,538,165
6.65%, 01/15/54	2,284	2,587,712
6.75%, 02/01/40	2,758	3,194,447
Store Capital LLC
2.70%, 12/01/31	2,090	1,848,755
2.75%, 11/18/30	1,444	1,317,000
4.50%, 03/15/28	2,147	2,151,918
4.63%, 03/15/29	1,936	1,930,110
5.40%, 04/30/30(c)	1,035	1,056,337
Sun Communities Operating LP
2.30%, 11/01/28	2,133	2,028,457
2.70%, 07/15/31	3,462	3,160,074
4.20%, 04/15/32	2,390	2,335,813
Tanger Properties LP
2.75%, 09/01/31	2,010	1,821,202
3.88%, 07/15/27	2,081	2,067,158
UDR Inc.
1.90%, 03/15/33	1,685	1,396,929

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 08/01/32	$2,015	$1,730,813
2.10%, 06/15/33	1,120	937,914
3.00%, 08/15/31	2,668	2,477,708
3.10%, 11/01/34	1,473	1,287,048
3.20%, 01/15/30	4,178	4,015,210
3.50%, 07/01/27	1,868	1,849,106
3.50%, 01/15/28	2,270	2,241,287
4.40%, 01/26/29	2,045	2,060,878
5.13%, 09/01/34	1,270	1,294,978
Ventas Realty LP
2.50%, 09/01/31	3,080	2,775,734
3.00%, 01/15/30	3,160	3,009,370
3.85%, 04/01/27	1,880	1,873,763
4.00%, 03/01/28	2,268	2,262,341
4.38%, 02/01/45	1,218	1,033,743
4.40%, 01/15/29	2,784	2,799,575
4.75%, 11/15/30	1,325	1,346,089
4.88%, 04/15/49	1,887	1,674,324
5.00%, 01/15/35	1,810	1,817,438
5.10%, 07/15/32	2,930	3,011,731
5.63%, 07/01/34	1,745	1,827,630
5.70%, 09/30/43	1,820	1,828,540
VICI Properties LP
4.75%, 02/15/28	6,325	6,391,062
4.75%, 04/01/28	465	470,333
4.95%, 02/15/30	4,900	4,960,873
5.13%, 11/15/31	2,085	2,119,653
5.13%, 05/15/32	6,790	6,849,172
5.63%, 04/01/35	2,935	3,003,652
5.63%, 05/15/52	3,718	3,493,627
5.75%, 04/01/34	1,670	1,733,293
6.13%, 04/01/54	2,670	2,671,694
Welltower OP LLC
2.05%, 01/15/29	2,543	2,395,958
2.70%, 02/15/27	3,674	3,623,090
2.75%, 01/15/31	2,021	1,886,048
2.75%, 01/15/32	2,535	2,312,387
2.80%, 06/01/31	3,925	3,646,561
3.10%, 01/15/30	3,930	3,780,254
3.85%, 06/15/32	2,260	2,188,861
4.13%, 03/15/29	2,861	2,868,076
4.25%, 04/15/28	4,453	4,487,525
4.50%, 07/01/30	3,650	3,696,841
4.95%, 09/01/48	2,375	2,245,572
5.13%, 07/01/35	4,120	4,236,256
6.50%, 03/15/41	2,497	2,802,704
Weyerhaeuser Co.
3.38%, 03/09/33	1,360	1,247,460
4.00%, 11/15/29	3,814	3,781,459
4.00%, 04/15/30	3,920	3,875,835
4.00%, 03/09/52	2,354	1,837,148
6.95%, 10/01/27	3,029	3,186,782
7.38%, 03/15/32	2,933	3,348,090
WP Carey Inc.
2.25%, 04/01/33	1,935	1,636,665
2.40%, 02/01/31	2,903	2,614,228
2.45%, 02/01/32	2,250	1,987,941
3.85%, 07/15/29	2,671	2,637,312
4.65%, 07/15/30	1,300	1,313,362
5.38%, 06/30/34	1,715	1,777,516
		1,206,313,081
Security	Par (000)	Value
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	$1,467	$1,380,624
2.40%, 08/01/31	2,230	1,966,288
3.80%, 11/15/27	2,177	2,158,467
3.85%, 03/01/32	3,120	2,936,377
4.45%, 01/15/29	1,325	1,328,839
4.75%, 06/01/30	2,308	2,333,015
5.89%, 03/15/35	675	703,951
AutoZone Inc.
1.65%, 01/15/31	1,901	1,665,784
3.75%, 06/01/27	3,819	3,801,988
3.75%, 04/18/29	2,330	2,299,389
4.00%, 04/15/30	3,795	3,764,473
4.50%, 02/01/28	2,720	2,751,010
4.75%, 08/01/32	3,670	3,713,274
4.75%, 02/01/33	2,645	2,660,545
5.10%, 07/15/29	2,465	2,540,214
5.13%, 06/15/30	850	879,897
5.20%, 08/01/33	1,315	1,354,771
5.40%, 07/15/34(b)	2,815	2,932,828
6.25%, 11/01/28	2,565	2,719,420
6.55%, 11/01/33	2,085	2,330,318
Best Buy Co. Inc.
1.95%, 10/01/30	3,899	3,496,436
4.45%, 10/01/28	3,244	3,278,526
Costco Wholesale Corp.
1.38%, 06/20/27	6,391	6,180,087
1.60%, 04/20/30	8,239	7,478,632
1.75%, 04/20/32	4,370	3,801,132
3.00%, 05/18/27	5,237	5,196,432
Darden Restaurants Inc.
3.85%, 05/01/27	3,164	3,152,279
4.35%, 10/15/27	2,090	2,099,802
4.55%, 10/15/29	2,890	2,917,326
4.55%, 02/15/48	2,805	2,349,139
6.30%, 10/10/33	1,420	1,545,288
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,650	3,360,049
4.00%, 10/01/29(c)	1,160	1,139,821
4.10%, 01/15/52	4,920	3,647,169
Dollar General Corp.
3.50%, 04/03/30	3,538	3,421,454
4.13%, 05/01/28	2,477	2,476,210
4.13%, 04/03/50	3,170	2,521,265
4.63%, 11/01/27	2,782	2,804,879
5.00%, 11/01/32	3,855	3,908,458
5.20%, 07/05/28	1,885	1,931,347
5.45%, 07/05/33	2,395	2,486,323
5.50%, 11/01/52(b)	1,501	1,440,009
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,490,312
3.38%, 12/01/51	3,400	2,328,397
4.20%, 05/15/28	6,418	6,411,964
Ferguson Enterprises Inc.
4.35%, 03/15/31	2,920	2,916,915
5.00%, 10/03/34	390	395,415
Genuine Parts Co.
1.88%, 11/01/30	3,220	2,827,129
2.75%, 02/01/32	1,580	1,400,748
4.95%, 08/15/29	3,975	4,036,277
6.50%, 11/01/28	2,735	2,894,896

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.88%, 11/01/33(b)	$1,630	$1,820,189
Home Depot Inc. (The)
0.90%, 03/15/28	2,787	2,620,794
1.38%, 03/15/31	6,685	5,811,138
1.50%, 09/15/28	3,170	2,981,149
1.88%, 09/15/31	4,080	3,600,339
2.38%, 03/15/51	6,135	3,590,065
2.50%, 04/15/27	3,834	3,768,251
2.70%, 04/15/30	7,371	6,985,919
2.75%, 09/15/51	4,710	2,966,897
2.80%, 09/14/27	4,904	4,822,456
2.88%, 04/15/27	3,845	3,798,978
2.95%, 06/15/29	6,176	5,981,392
3.13%, 12/15/49	6,994	4,860,933
3.25%, 04/15/32	6,265	5,906,206
3.30%, 04/15/40	5,307	4,392,677
3.35%, 04/15/50	6,821	4,923,723
3.50%, 09/15/56	4,395	3,133,553
3.63%, 04/15/52	7,425	5,536,372
3.75%, 09/15/28	1,605	1,604,198
3.90%, 12/06/28	6,373	6,391,000
3.90%, 06/15/47	5,581	4,504,262
3.95%, 09/15/30(b)	1,680	1,674,626
4.20%, 04/01/43	5,004	4,396,546
4.25%, 04/01/46	7,630	6,571,102
4.40%, 03/15/45	4,777	4,226,908
4.50%, 09/15/32	2,730	2,777,716
4.50%, 12/06/48	7,243	6,358,227
4.65%, 09/15/35	2,955	2,953,758
4.75%, 06/25/29	4,525	4,642,461
4.85%, 06/25/31	5,080	5,262,537
4.88%, 06/25/27	4,590	4,666,978
4.88%, 02/15/44	5,000	4,735,500
4.90%, 04/15/29	3,190	3,284,103
4.95%, 06/25/34	6,210	6,392,764
4.95%, 09/15/52	4,200	3,911,270
5.30%, 06/25/54	2,865	2,796,564
5.40%, 09/15/40(b)	2,788	2,897,404
5.40%, 06/25/64	2,188	2,139,029
5.88%, 12/16/36	13,750	15,025,337
5.95%, 04/01/41	4,595	4,964,473
Lowe's Companies Inc.
1.30%, 04/15/28	4,702	4,419,063
1.70%, 09/15/28	4,673	4,389,354
1.70%, 10/15/30	5,333	4,734,126
2.63%, 04/01/31	7,687	7,059,381
2.80%, 09/15/41	4,721	3,427,123
3.00%, 10/15/50	7,843	5,067,989
3.10%, 05/03/27	6,491	6,409,517
3.35%, 04/01/27	3,188	3,161,628
3.50%, 04/01/51	2,347	1,665,354
3.65%, 04/05/29	6,443	6,350,997
3.70%, 04/15/46	6,126	4,691,980
3.75%, 04/01/32	6,480	6,225,607
4.05%, 05/03/47	6,849	5,498,455
4.25%, 04/01/52	6,310	5,054,588
4.38%, 09/15/45	2,130	1,809,890
4.45%, 04/01/62	4,550	3,625,741
4.50%, 04/15/30	5,494	5,565,682
4.55%, 04/05/49	2,923	2,496,046
4.65%, 04/15/42	2,490	2,277,501
Security	Par (000)	Value
Retail (continued)
5.00%, 04/15/33	$4,330	$4,444,810
5.00%, 04/15/40	1,916	1,874,533
5.13%, 04/15/50	2,145	1,987,553
5.15%, 07/01/33	4,275	4,429,283
5.50%, 10/15/35	1,878	1,969,410
5.63%, 04/15/53	6,625	6,544,808
5.75%, 07/01/53	2,415	2,419,751
5.80%, 09/15/62	4,375	4,355,280
5.85%, 04/01/63	3,040	3,052,136
6.50%, 03/15/29	3,635	3,904,355
Lowe's Cos. Inc.
3.95%, 10/15/27	4,790	4,788,760
4.00%, 10/15/28	4,300	4,299,740
4.25%, 03/15/31	4,650	4,628,478
4.50%, 10/15/32	4,300	4,282,899
4.85%, 10/15/35	4,440	4,431,486
McDonald's Corp.
2.13%, 03/01/30	3,695	3,417,275
2.63%, 09/01/29	5,208	4,963,953
3.50%, 03/01/27	4,799	4,772,522
3.50%, 07/01/27	5,008	4,975,898
3.60%, 07/01/30	4,695	4,613,441
3.63%, 05/01/43	2,441	1,966,649
3.63%, 09/01/49	8,037	6,022,540
3.70%, 02/15/42	2,436	2,011,944
3.80%, 04/01/28	5,256	5,243,465
4.20%, 04/01/50	3,556	2,925,268
4.40%, 02/12/31	2,275	2,295,944
4.45%, 03/01/47	4,824	4,180,220
4.45%, 09/01/48	3,570	3,076,962
4.60%, 05/15/30	1,860	1,896,724
4.60%, 09/09/32	1,695	1,734,654
4.60%, 05/26/45	2,819	2,527,446
4.70%, 12/09/35	3,921	3,927,629
4.80%, 08/14/28	2,990	3,053,514
4.88%, 07/15/40	1,447	1,412,948
4.88%, 12/09/45	7,950	7,385,894
4.95%, 08/14/33(b)	3,055	3,172,066
4.95%, 03/03/35(b)	2,400	2,450,481
5.00%, 05/17/29	2,720	2,805,112
5.00%, 02/13/36	2,735	2,782,540
5.15%, 09/09/52	3,155	2,983,645
5.20%, 05/17/34	1,940	2,026,386
5.45%, 08/14/53	3,805	3,766,538
5.70%, 02/01/39	1,684	1,800,499
6.30%, 10/15/37	3,898	4,362,223
6.30%, 03/01/38	3,363	3,757,385
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,575	1,381,075
3.60%, 09/01/27	4,121	4,090,460
3.90%, 06/01/29	2,747	2,722,699
4.20%, 04/01/30	2,846	2,842,047
4.35%, 06/01/28	1,940	1,956,148
4.70%, 06/15/32	3,700	3,739,131
5.00%, 08/19/34	2,025	2,051,973
Ross Stores Inc., 1.88%, 04/15/31	2,385	2,100,568
Starbucks Corp.
2.00%, 03/12/27	3,706	3,613,195
2.25%, 03/12/30	3,665	3,387,276
2.55%, 11/15/30	5,666	5,245,101
3.00%, 02/14/32	4,795	4,436,136

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.35%, 03/12/50	$3,098	$2,164,635
3.50%, 03/01/28	3,336	3,302,475
3.50%, 11/15/50	5,155	3,681,352
3.55%, 08/15/29	4,305	4,234,064
3.75%, 12/01/47	2,629	2,011,396
4.00%, 11/15/28	4,445	4,444,871
4.30%, 06/15/45	1,971	1,684,152
4.45%, 08/15/49	4,409	3,717,876
4.50%, 05/15/28	2,840	2,869,086
4.50%, 11/15/48	5,065	4,306,457
4.80%, 05/15/30	1,470	1,503,694
4.80%, 02/15/33	2,625	2,671,442
4.85%, 02/08/27	3,225	3,253,912
4.90%, 02/15/31	2,095	2,160,320
5.00%, 02/15/34(b)	1,935	1,983,508
5.40%, 05/15/35(b)	1,300	1,358,246
Target Corp.
1.95%, 01/15/27	6,172	6,047,991
2.35%, 02/15/30	3,781	3,542,205
2.65%, 09/15/30	2,854	2,679,979
2.95%, 01/15/52	5,715	3,713,585
3.38%, 04/15/29	4,818	4,731,649
3.63%, 04/15/46	3,948	3,061,578
3.90%, 11/15/47	3,672	2,935,154
4.00%, 07/01/42	4,691	4,012,823
4.35%, 06/15/28	1,405	1,420,579
4.40%, 01/15/33	2,555	2,557,345
4.50%, 09/15/32(b)	4,545	4,594,905
4.50%, 09/15/34	3,015	2,988,098
4.80%, 01/15/53(b)	3,876	3,498,490
5.00%, 04/15/35(b)	2,500	2,546,699
5.25%, 02/15/36	2,150	2,220,116
6.35%, 11/01/32	1,731	1,932,280
6.50%, 10/15/37	2,168	2,489,269
7.00%, 01/15/38	2,439	2,873,148
TJX Companies Inc. (The)
1.15%, 05/15/28	1,756	1,645,930
1.60%, 05/15/31	635	557,837
3.88%, 04/15/30	3,440	3,422,531
4.50%, 04/15/50	3,315	2,917,610
Tractor Supply Co.
1.75%, 11/01/30	3,335	2,957,064
5.25%, 05/15/33	1,290	1,344,465
Walmart Inc.
2.38%, 09/24/29	1,582	1,505,537
2.50%, 09/22/41	6,346	4,634,442
2.65%, 09/22/51	8,955	5,750,005
2.95%, 09/24/49	3,808	2,657,425
3.25%, 07/08/29	3,398	3,344,090
3.63%, 12/15/47	2,105	1,666,794
3.70%, 06/26/28	5,367	5,380,708
3.90%, 04/15/28	4,900	4,931,333
3.95%, 06/28/38	2,920	2,753,032
4.00%, 04/15/30	3,499	3,540,206
4.00%, 04/11/43	1,185	1,042,006
4.05%, 06/29/48	4,615	3,915,388
4.10%, 04/28/27	2,405	2,421,299
4.10%, 04/15/33	4,695	4,711,236
4.15%, 09/09/32	5,340	5,410,372
4.30%, 04/22/44	2,010	1,824,141
4.35%, 04/28/30	2,800	2,852,287
Security	Par (000)	Value
Retail (continued)
4.50%, 09/09/52	$3,790	$3,405,237
4.50%, 04/15/53	8,875	8,007,123
4.90%, 04/28/35	4,125	4,284,343
5.00%, 10/25/40	2,105	2,166,766
5.25%, 09/01/35	3,600	3,846,325
5.63%, 04/01/40	1,956	2,115,744
5.63%, 04/15/41	1,545	1,661,742
5.88%, 04/05/27	350	360,545
6.20%, 04/15/38	2,394	2,733,751
6.50%, 08/15/37	6,225	7,288,257
7.55%, 02/15/30	4,440	5,088,608
		819,791,818
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,656,976
4.32%, 03/24/28	2,485	2,511,615
4.39%, 06/01/52	3,435	2,937,589
Analog Devices Inc.
1.70%, 10/01/28	4,804	4,527,292
2.10%, 10/01/31	4,355	3,875,112
2.80%, 10/01/41	3,685	2,750,084
2.95%, 10/01/51	5,285	3,495,753
3.45%, 06/15/27	3,537	3,512,544
3.50%, 12/05/26	5,583	5,563,144
4.25%, 06/15/28	3,555	3,582,087
4.50%, 06/15/30	3,540	3,602,558
5.05%, 04/01/34	2,535	2,643,411
5.30%, 12/15/45	2,260	2,238,155
5.30%, 04/01/54	2,470	2,429,952
Applied Materials Inc.
1.75%, 06/01/30	5,295	4,797,816
2.75%, 06/01/50(b)	3,516	2,301,328
3.30%, 04/01/27	7,125	7,081,942
4.00%, 01/15/31	2,435	2,429,197
4.35%, 04/01/47	4,777	4,198,387
4.60%, 01/15/36	1,400	1,391,575
4.80%, 06/15/29	3,590	3,689,143
5.10%, 10/01/35	3,199	3,329,322
5.85%, 06/15/41	3,109	3,335,044
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,129	5,085,127
Broadcom Inc.
1.95%, 02/15/28	1,760	1,687,992
2.45%, 02/15/31	11,420	10,506,552
2.60%, 02/15/33	7,525	6,694,406
3.14%, 11/15/35(c)	11,155	9,769,830
3.19%, 11/15/36(c)	5,950	5,137,659
3.42%, 04/15/33	11,021	10,332,958
3.47%, 04/15/34	13,830	12,771,035
3.50%, 02/15/41	13,563	11,275,889
3.75%, 02/15/51	7,961	6,180,721
4.00%, 04/15/29(c)	6,210	6,201,855
4.11%, 09/15/28	2,500	2,509,947
4.15%, 02/15/28	4,145	4,165,847
4.15%, 11/15/30	6,385	6,387,761
4.15%, 04/15/32(c)	5,460	5,389,844
4.20%, 10/15/30	2,805	2,812,465
4.30%, 11/15/32	8,064	8,017,243
4.35%, 02/15/30	5,340	5,385,518
4.55%, 02/15/32	3,950	3,992,052
4.60%, 07/15/30	5,685	5,795,863

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.75%, 04/15/29	$3,815	$3,895,780
4.80%, 04/15/28	3,375	3,439,114
4.80%, 10/15/34	7,870	7,975,652
4.80%, 02/15/36	8,900	8,921,540
4.90%, 07/15/32	7,500	7,707,855
4.90%, 02/15/38	6,875	6,861,586
4.93%, 05/15/37(c)	20,020	20,096,788
5.00%, 04/15/30	1,710	1,767,873
5.05%, 07/12/27	6,410	6,522,729
5.05%, 07/12/29	6,385	6,595,212
5.05%, 04/15/30	3,185	3,297,112
5.15%, 11/15/31	10,185	10,632,062
5.20%, 04/15/32	3,435	3,591,744
5.20%, 07/15/35	9,680	10,087,373
Intel Corp.
1.60%, 08/12/28	5,243	4,910,823
2.00%, 08/12/31	5,910	5,203,896
2.45%, 11/15/29	8,407	7,855,590
2.80%, 08/12/41	4,750	3,373,488
3.05%, 08/12/51	4,710	2,971,223
3.10%, 02/15/60	5,290	3,099,314
3.15%, 05/11/27	5,248	5,176,009
3.20%, 08/12/61	4,290	2,548,545
3.25%, 11/15/49	8,933	5,875,708
3.73%, 12/08/47	8,985	6,570,450
3.75%, 03/25/27	5,155	5,130,194
3.75%, 08/05/27	5,830	5,792,702
3.90%, 03/25/30	7,299	7,174,102
4.00%, 08/05/29	3,900	3,864,154
4.00%, 12/15/32	4,491	4,308,904
4.10%, 05/19/46	6,082	4,761,610
4.10%, 05/11/47	7,108	5,496,775
4.15%, 08/05/32	4,595	4,459,568
4.25%, 12/15/42	2,917	2,411,473
4.60%, 03/25/40	4,224	3,830,596
4.75%, 03/25/50	8,899	7,503,817
4.80%, 10/01/41	4,050	3,650,251
4.88%, 02/10/28	7,601	7,716,919
4.90%, 07/29/45	4,506	3,966,375
4.90%, 08/05/52	5,750	4,919,800
4.95%, 03/25/60	5,014	4,206,269
5.00%, 02/21/31	2,560	2,629,330
5.05%, 08/05/62	4,866	4,095,029
5.13%, 02/10/30	6,355	6,539,617
5.15%, 02/21/34(b)	3,365	3,424,595
5.20%, 02/10/33(b)	10,375	10,645,208
5.60%, 02/21/54	3,060	2,915,161
5.63%, 02/10/43	4,660	4,589,651
5.70%, 02/10/53	8,040	7,713,748
5.90%, 02/10/63	5,620	5,434,201
KLA Corp.
3.30%, 03/01/50	3,993	2,844,009
4.10%, 03/15/29	4,033	4,048,537
4.65%, 07/15/32	3,815	3,894,997
4.70%, 02/01/34	1,800	1,820,066
4.95%, 07/15/52	6,440	5,975,957
5.00%, 03/15/49	2,279	2,138,050
5.25%, 07/15/62	4,135	3,950,630
Lam Research Corp.
1.90%, 06/15/30	7,505	6,829,324
2.88%, 06/15/50	3,894	2,586,931
Security	Par (000)	Value
Semiconductors (continued)
3.13%, 06/15/60	$3,386	$2,169,286
4.00%, 03/15/29	3,636	3,641,642
4.88%, 03/15/49	3,585	3,340,926
Marvell Technology Inc.
2.45%, 04/15/28	4,342	4,179,207
2.95%, 04/15/31	3,860	3,582,080
4.75%, 07/15/30	1,815	1,841,124
4.88%, 06/22/28	1,820	1,851,227
5.45%, 07/15/35	2,305	2,382,582
5.75%, 02/15/29	1,355	1,416,144
5.95%, 09/15/33	1,775	1,902,798
Microchip Technology Inc.
4.90%, 03/15/28	3,205	3,252,172
5.05%, 03/15/29	4,225	4,313,985
5.05%, 02/15/30	3,395	3,474,344
Micron Technology Inc.
2.70%, 04/15/32	4,587	4,111,627
3.37%, 11/01/41	2,695	2,080,571
3.48%, 11/01/51	2,530	1,793,429
4.66%, 02/15/30	4,587	4,644,737
5.30%, 01/15/31	4,005	4,154,184
5.33%, 02/06/29	3,119	3,216,668
5.65%, 11/01/32	380	399,962
5.80%, 01/15/35	2,050	2,167,327
5.88%, 02/09/33	3,630	3,866,669
5.88%, 09/15/33	4,995	5,330,460
6.05%, 11/01/35	4,090	4,389,627
NVIDIA Corp.
1.55%, 06/15/28	7,830	7,433,719
2.00%, 06/15/31	7,228	6,535,196
2.85%, 04/01/30	7,112	6,819,025
3.50%, 04/01/40	5,198	4,480,124
3.50%, 04/01/50	10,142	7,735,026
3.70%, 04/01/60	2,260	1,720,674
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,222,733
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	5,214	4,724,002
2.65%, 02/15/32	4,581	4,101,024
3.13%, 02/15/42	2,675	1,981,083
3.15%, 05/01/27	3,215	3,169,666
3.25%, 05/11/41	4,780	3,648,205
3.25%, 11/30/51	2,610	1,750,843
3.40%, 05/01/30	4,943	4,766,649
4.30%, 08/19/28	2,350	2,356,391
4.30%, 06/18/29	5,464	5,471,473
4.40%, 06/01/27	1,480	1,485,577
4.85%, 08/19/32	1,300	1,310,421
5.00%, 01/15/33	5,000	5,084,532
5.25%, 08/19/35	2,645	2,689,598
Qorvo Inc., 4.38%, 10/15/29	5,065	4,987,605
QUALCOMM Inc.
1.30%, 05/20/28	5,685	5,350,911
1.65%, 05/20/32(b)	5,883	5,045,985
2.15%, 05/20/30	6,960	6,421,118
3.25%, 05/20/27	10,082	10,010,651
3.25%, 05/20/50	4,289	3,020,137
4.25%, 05/20/32	3,136	3,149,641
4.30%, 05/20/47	7,070	6,046,481
4.50%, 05/20/30	2,795	2,846,119
4.50%, 05/20/52	4,885	4,212,456
4.65%, 05/20/35	5,412	5,467,454

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.75%, 05/20/32	$2,785	$2,864,231
4.80%, 05/20/45	6,541	6,093,550
5.00%, 05/20/35	2,770	2,841,552
5.40%, 05/20/33	3,675	3,917,010
6.00%, 05/20/53	5,695	6,119,745
Skyworks Solutions Inc., 3.00%, 06/01/31	3,070	2,790,571
Texas Instruments Inc.
1.75%, 05/04/30	4,815	4,382,290
1.90%, 09/15/31	3,445	3,066,387
2.25%, 09/04/29	4,833	4,557,925
2.70%, 09/15/51	3,195	2,002,836
2.90%, 11/03/27	3,591	3,545,093
3.65%, 08/16/32	3,485	3,361,247
3.88%, 03/15/39	4,778	4,313,196
4.10%, 08/16/52	2,021	1,650,374
4.15%, 05/15/48	7,096	5,946,585
4.50%, 05/23/30	2,270	2,317,250
4.60%, 02/08/27	2,625	2,647,291
4.60%, 02/15/28	4,270	4,339,523
4.60%, 02/08/29	1,955	2,000,556
4.85%, 02/08/34	2,105	2,173,557
4.90%, 03/14/33	3,130	3,241,988
5.00%, 03/14/53	3,455	3,235,944
5.05%, 05/18/63	4,890	4,495,785
5.10%, 05/23/35	2,100	2,177,221
5.15%, 02/08/54(b)	2,055	1,975,637
TSMC Arizona Corp.
2.50%, 10/25/31	7,790	7,132,235
3.13%, 10/25/41	6,500	5,326,273
3.25%, 10/25/51(b)	4,500	3,485,011
3.88%, 04/22/27	3,715	3,710,589
4.13%, 04/22/29	1,475	1,482,638
4.25%, 04/22/32(b)	2,395	2,416,108
4.50%, 04/22/52(b)	1,885	1,806,854
Xilinx Inc., 2.38%, 06/01/30	5,416	5,041,320
		847,232,275
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,054	2,887,045
3.48%, 12/01/27	3,671	3,623,341
4.20%, 05/01/30	2,615	2,588,562
5.35%, 01/15/30	2,095	2,168,951
5.75%, 01/15/35(b)	2,335	2,475,739
		13,743,638
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27	5,401	5,304,306
2.30%, 02/01/30	7,816	7,330,238
4.75%, 01/17/28	920	939,369
4.80%, 04/04/29	3,270	3,363,270
4.85%, 04/04/27	3,790	3,842,504
4.95%, 01/17/30	1,110	1,150,258
4.95%, 04/04/34	2,285	2,371,936
5.30%, 01/17/35	1,670	1,770,423
Atlassian Corp.
5.25%, 05/15/29	2,470	2,535,960
5.50%, 05/15/34	1,950	2,025,922
Autodesk Inc.
2.40%, 12/15/31	5,248	4,690,943
2.85%, 01/15/30	4,022	3,813,256
Security	Par (000)	Value
Software (continued)
3.50%, 06/15/27	$4,285	$4,253,368
5.30%, 06/15/35	1,850	1,912,951
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,576	5,076,894
2.90%, 12/01/29	4,913	4,665,339
Cadence Design Systems Inc.
4.20%, 09/10/27	2,045	2,053,800
4.30%, 09/10/29	4,825	4,852,022
4.70%, 09/10/34	2,210	2,221,868
Concentrix Corp.
6.60%, 08/02/28(b)	4,435	4,576,706
6.85%, 08/02/33(b)	2,865	2,857,002
Electronic Arts Inc.
1.85%, 02/15/31	5,297	5,132,354
2.95%, 02/15/51(b)	3,428	3,239,041
Fidelity National Information Services Inc.
1.65%, 03/01/28	4,269	4,037,745
2.25%, 03/01/31	390	348,551
3.10%, 03/01/41	3,870	2,898,453
3.75%, 05/21/29	3,170	3,107,165
4.50%, 08/15/46(b)	2,027	1,723,496
5.10%, 07/15/32	3,870	3,967,465
Fiserv Inc.
2.25%, 06/01/27	4,265	4,139,994
2.65%, 06/01/30	5,609	5,160,154
3.50%, 07/01/29	13,945	13,489,386
4.20%, 10/01/28	5,277	5,256,385
4.40%, 07/01/49	10,050	8,014,364
4.55%, 02/15/31	2,015	2,001,715
4.75%, 03/15/30	3,080	3,099,626
5.15%, 03/15/27	4,900	4,946,123
5.15%, 08/12/34	4,330	4,311,634
5.25%, 08/11/35(b)	2,945	2,955,988
5.35%, 03/15/31	3,150	3,237,670
5.38%, 08/21/28	3,895	3,993,533
5.45%, 03/02/28	4,699	4,807,314
5.45%, 03/15/34	2,980	3,034,772
5.60%, 03/02/33	2,970	3,065,745
5.63%, 08/21/33	4,820	4,981,974
Intuit Inc.
1.35%, 07/15/27	3,659	3,519,914
1.65%, 07/15/30	4,302	3,866,251
5.13%, 09/15/28	4,735	4,888,121
5.20%, 09/15/33	4,585	4,813,788
5.50%, 09/15/53	3,095	3,109,261
Microsoft Corp.
1.35%, 09/15/30	4,035	3,622,118
2.50%, 09/15/50	7,343	4,611,849
2.53%, 06/01/50	28,400	17,994,694
2.68%, 06/01/60	16,382	9,749,988
2.92%, 03/17/52	26,101	17,695,654
3.04%, 03/17/62	8,339	5,397,185
3.30%, 02/06/27	15,810	15,754,215
3.40%, 06/15/27	4,065	4,055,134
3.45%, 08/08/36	8,556	7,913,478
3.50%, 02/12/35(b)	8,206	7,821,587
3.50%, 11/15/42	3,835	3,186,698
3.70%, 08/08/46	5,960	4,899,822
3.75%, 02/12/45	2,995	2,550,097
3.95%, 08/08/56	2,080	1,686,292
4.00%, 02/12/55	2,845	2,337,006

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.10%, 02/06/37	$1,491	$1,464,945
4.20%, 11/03/35(b)	3,455	3,497,282
4.25%, 02/06/47	2,577	2,346,480
4.45%, 11/03/45	2,406	2,278,175
4.50%, 10/01/40	3,800	3,757,677
4.50%, 06/15/47	2,528	2,321,589
4.50%, 02/06/57	2,680	2,450,150
5.20%, 06/01/39	2,870	3,055,149
5.30%, 02/08/41	4,795	5,116,115
MSCI Inc.
5.15%, 03/15/36	1,525	1,521,653
5.25%, 09/01/35	1,540	1,558,771
Oracle Corp.
2.30%, 03/25/28	9,030	8,611,621
2.80%, 04/01/27	11,852	11,618,457
2.88%, 03/25/31	14,476	13,132,805
2.95%, 04/01/30	13,795	12,838,113
3.25%, 11/15/27	12,062	11,815,431
3.25%, 05/15/30	3,424	3,216,876
3.60%, 04/01/40	13,000	10,033,340
3.60%, 04/01/50	19,513	12,913,452
3.65%, 03/25/41	9,803	7,452,997
3.80%, 11/15/37	7,548	6,288,425
3.85%, 07/15/36	5,182	4,466,261
3.85%, 04/01/60	15,606	10,196,150
3.90%, 05/15/35	5,815	5,148,487
3.95%, 03/25/51	14,492	10,089,616
4.00%, 07/15/46	12,729	9,301,841
4.00%, 11/15/47	9,743	7,107,502
4.10%, 03/25/61	6,931	4,679,603
4.13%, 05/15/45	9,444	7,132,523
4.20%, 09/27/29	7,720	7,608,020
4.30%, 07/08/34	8,067	7,479,973
4.38%, 05/15/55	5,769	4,219,753
4.45%, 09/26/30	9,030	8,898,508
4.50%, 05/06/28	3,360	3,367,549
4.50%, 07/08/44	4,578	3,676,438
4.65%, 05/06/30	3,175	3,168,785
4.70%, 09/27/34	10,315	9,788,750
4.80%, 08/03/28	7,160	7,232,884
4.80%, 09/26/32	11,240	11,050,379
4.90%, 02/06/33	6,640	6,522,516
5.20%, 09/26/35	10,050	9,850,460
5.25%, 02/03/32	5,610	5,665,256
5.38%, 07/15/40	10,039	9,373,965
5.38%, 09/27/54	7,950	6,800,668
5.50%, 08/03/35	9,070	9,092,302
5.50%, 09/27/64	6,280	5,311,262
5.55%, 02/06/53	9,965	8,736,305
5.88%, 09/26/45	14,860	13,972,949
5.95%, 09/26/55	7,910	7,385,136
6.00%, 08/03/55	8,500	7,895,416
6.10%, 09/26/65	10,470	9,747,281
6.13%, 07/08/39	5,988	6,049,095
6.13%, 08/03/65	5,220	4,856,625
6.15%, 11/09/29	6,190	6,503,712
6.25%, 11/09/32	8,667	9,200,814
6.50%, 04/15/38	5,740	6,020,588
6.90%, 11/09/52	10,920	11,338,608
Paychex Inc.
5.10%, 04/15/30	3,100	3,187,090
Security	Par (000)	Value
Software (continued)
5.35%, 04/15/32	$3,900	$4,056,469
5.60%, 04/15/35	3,225	3,387,809
Roper Technologies Inc.
1.40%, 09/15/27	4,191	4,003,062
1.75%, 02/15/31	4,678	4,101,285
2.00%, 06/30/30	3,339	3,019,129
2.95%, 09/15/29	3,628	3,469,275
3.80%, 12/15/26	4,942	4,930,418
4.20%, 09/15/28	4,959	4,973,558
4.25%, 09/15/28	810	813,519
4.45%, 09/15/30	1,500	1,509,614
4.50%, 10/15/29	2,390	2,417,493
4.75%, 02/15/32	2,970	3,012,232
4.90%, 10/15/34	4,895	4,910,844
5.10%, 09/15/35	2,025	2,056,875
Salesforce Inc.
1.50%, 07/15/28	3,800	3,592,135
1.95%, 07/15/31	6,342	5,667,618
2.70%, 07/15/41	4,640	3,413,197
2.90%, 07/15/51	9,180	5,959,389
3.05%, 07/15/61	5,810	3,576,473
3.70%, 04/11/28	9,341	9,336,135
ServiceNow Inc., 1.40%, 09/01/30	8,659	7,635,563
Synopsys Inc.
4.55%, 04/01/27	6,705	6,752,256
4.65%, 04/01/28	3,500	3,544,139
4.85%, 04/01/30	7,205	7,363,516
5.00%, 04/01/32	7,205	7,385,646
5.15%, 04/01/35	6,700	6,846,903
5.70%, 04/01/55	2,810	2,818,877
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,345	4,322,973
4.00%, 04/14/32	3,188	3,100,053
4.95%, 03/28/28	4,610	4,696,127
5.40%, 06/12/29	2,905	3,011,117
5.60%, 06/12/34	2,205	2,315,036
VMware LLC
1.80%, 08/15/28	4,199	3,963,515
2.20%, 08/15/31	5,653	5,037,031
3.90%, 08/21/27	5,581	5,572,420
4.70%, 05/15/30	4,205	4,275,628
Workday Inc.
3.50%, 04/01/27	4,780	4,747,395
3.70%, 04/01/29	3,663	3,616,715
3.80%, 04/01/32	5,590	5,367,612
		872,023,758
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,335	5,035,222
3.63%, 04/22/29	6,846	6,720,160
4.38%, 07/16/42	4,935	4,341,573
4.38%, 04/22/49(b)	5,376	4,590,293
4.70%, 07/21/32	4,665	4,717,188
5.00%, 01/20/33	2,420	2,474,124
6.13%, 11/15/37	2,570	2,792,423
6.13%, 03/30/40	9,717	10,493,252
6.38%, 03/01/35	6,128	6,804,596
AT&T Inc.
1.65%, 02/01/28	11,266	10,714,346
2.25%, 02/01/32	12,366	10,909,403
2.30%, 06/01/27	12,517	12,201,363

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.55%, 12/01/33	$16,950	$14,544,355
2.75%, 06/01/31	16,621	15,322,485
3.10%, 02/01/43	2,710	2,016,263
3.30%, 02/01/52	3,790	2,524,588
3.50%, 06/01/41	11,145	8,876,718
3.50%, 09/15/53	32,346	22,253,972
3.50%, 02/01/61	3,115	2,037,397
3.55%, 09/15/55	32,163	22,012,081
3.65%, 06/01/51	13,181	9,472,359
3.65%, 09/15/59	25,857	17,612,173
3.80%, 02/15/27	4,739	4,725,269
3.80%, 12/01/57	25,591	18,178,434
3.85%, 06/01/60	6,440	4,568,343
4.10%, 02/15/28	5,175	5,177,962
4.25%, 03/01/27	5,884	5,897,050
4.30%, 02/15/30	15,542	15,627,668
4.30%, 12/15/42	5,940	5,116,530
4.35%, 03/01/29	14,894	14,981,195
4.35%, 06/15/45	3,890	3,274,843
4.50%, 05/15/35	12,144	11,805,486
4.50%, 03/09/48	7,900	6,662,226
4.55%, 11/01/32	3,535	3,538,909
4.55%, 03/09/49	4,209	3,557,704
4.65%, 06/01/44	2,444	2,151,526
4.70%, 08/15/30	6,660	6,788,612
4.75%, 05/15/46	6,341	5,624,170
4.80%, 06/15/44	1,760	1,584,317
4.85%, 03/01/39	5,277	5,083,306
4.85%, 07/15/45	1,944	1,751,170
4.90%, 11/01/35	6,320	6,300,162
4.90%, 08/15/37	3,973	3,912,211
5.15%, 03/15/42	1,810	1,746,674
5.15%, 11/15/46	3,121	2,910,358
5.15%, 02/15/50	2,627	2,412,265
5.25%, 03/01/37	4,800	4,907,164
5.35%, 09/01/40	1,883	1,875,355
5.38%, 08/15/35	6,165	6,375,373
5.40%, 02/15/34	12,115	12,667,347
5.45%, 03/01/47	2,367	2,292,973
5.55%, 08/15/41	3,112	3,145,862
5.55%, 11/01/45	5,200	5,112,805
5.65%, 02/15/47	1,942	1,993,562
5.70%, 11/01/54	8,435	8,279,280
5.70%, 03/01/57	1,756	1,721,278
6.00%, 08/15/40	3,004	3,168,235
6.05%, 08/15/56	7,270	7,500,475
6.30%, 01/15/38	1,675	1,836,629
6.38%, 03/01/41	1,979	2,154,608
6.55%, 02/15/39	1,420	1,586,617
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,780	1,990,999
4.30%, 07/29/49	3,090	2,480,178
4.46%, 04/01/48	5,716	4,779,680
5.10%, 05/11/33	5,285	5,390,550
5.20%, 02/15/34(b)	3,245	3,310,522
5.55%, 02/15/54(b)	3,985	3,855,989
Series US-4, 3.65%, 03/17/51	2,549	1,856,014
Series US-5, 2.15%, 02/15/32	4,005	3,475,376
British Telecommunications PLC
5.13%, 12/04/28	5,538	5,683,274
9.63%, 12/15/30	13,401	16,499,291
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.55%, 02/24/28	$4,435	$4,506,033
4.75%, 02/24/30	4,750	4,888,470
4.80%, 02/26/27	8,005	8,100,712
4.85%, 02/26/29	10,196	10,484,176
4.95%, 02/26/31	7,005	7,291,237
4.95%, 02/24/32	4,730	4,910,047
5.05%, 02/26/34	9,300	9,649,708
5.10%, 02/24/35	5,240	5,436,565
5.30%, 02/26/54	8,035	7,886,669
5.35%, 02/26/64	4,955	4,809,296
5.50%, 01/15/40	8,576	9,034,081
5.50%, 02/24/55	3,720	3,750,243
5.90%, 02/15/39	9,915	10,811,162
Corning Inc.
3.90%, 11/15/49	2,013	1,589,233
4.38%, 11/15/57	4,052	3,333,172
4.70%, 03/15/37	1,517	1,491,499
4.75%, 03/15/42	2,500	2,323,660
5.35%, 11/15/48	2,864	2,816,259
5.45%, 11/15/79	4,483	4,144,947
5.75%, 08/15/40	2,577	2,706,380
5.85%, 11/15/68	1,950	1,938,574
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,555	20,622,781
9.25%, 06/01/32	4,392	5,502,915
Juniper Networks Inc.
2.00%, 12/10/30	3,131	2,768,008
3.75%, 08/15/29	3,131	3,061,381
5.95%, 03/15/41	2,569	2,579,822
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,139,015
Motorola Solutions Inc.
2.30%, 11/15/30	3,491	3,167,470
2.75%, 05/24/31	4,970	4,549,813
4.60%, 02/23/28	4,330	4,374,973
4.60%, 05/23/29	4,681	4,739,827
4.85%, 08/15/30	2,030	2,071,774
5.00%, 04/15/29	2,445	2,508,086
5.20%, 08/15/32	1,670	1,723,939
5.40%, 04/15/34	4,020	4,160,254
5.50%, 09/01/44	2,188	2,152,996
5.55%, 08/15/35	2,530	2,636,059
5.60%, 06/01/32	3,240	3,414,749
Nokia OYJ
4.38%, 06/12/27	3,858	3,859,866
6.63%, 05/15/39	2,751	2,957,236
Orange SA
5.38%, 01/13/42	4,219	4,184,112
5.50%, 02/06/44	3,934	3,917,907
9.00%, 03/01/31	13,175	15,954,070
Rogers Communications Inc.
3.20%, 03/15/27	4,190	4,135,936
3.70%, 11/15/49	2,959	2,166,128
3.80%, 03/15/32	5,315	5,027,639
4.30%, 02/15/48	3,402	2,763,679
4.35%, 05/01/49	190	153,470
4.50%, 03/15/42	3,485	3,024,821
4.50%, 03/15/43	2,603	2,221,894
4.55%, 03/15/52	7,640	6,206,712
5.00%, 02/15/29	4,976	5,073,830
5.00%, 03/15/44	4,283	3,894,094

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.30%, 02/15/34	$5,375	$5,453,650
5.45%, 10/01/43	2,743	2,624,208
7.50%, 08/15/38	2,481	2,901,165
Sprint Capital Corp.
6.88%, 11/15/28	4,925	5,306,988
8.75%, 03/15/32	9,920	12,077,640
Telefonica Emisiones SA
4.10%, 03/08/27	5,864	5,853,915
4.67%, 03/06/38	2,786	2,566,888
4.90%, 03/06/48	5,608	4,768,238
5.21%, 03/08/47	11,210	9,994,737
5.52%, 03/01/49	5,247	4,839,351
7.05%, 06/20/36	9,349	10,549,142
Telefonica Europe BV, 8.25%, 09/15/30	6,868	7,910,629
TELUS Corp.
2.80%, 02/16/27	3,870	3,807,256
3.40%, 05/13/32	5,535	5,115,391
3.70%, 09/15/27	3,548	3,521,966
T-Mobile USA Inc.
2.05%, 02/15/28	9,210	8,825,567
2.25%, 11/15/31	6,519	5,790,305
2.40%, 03/15/29	3,198	3,028,806
2.55%, 02/15/31	13,329	12,213,800
2.63%, 02/15/29	5,105	4,871,170
2.70%, 03/15/32	5,330	4,806,480
2.88%, 02/15/31	6,840	6,363,546
3.00%, 02/15/41	13,141	9,896,850
3.30%, 02/15/51	13,184	8,992,144
3.38%, 04/15/29	9,175	8,943,594
3.40%, 10/15/52	13,430	9,215,273
3.50%, 04/15/31	19,335	18,544,090
3.60%, 11/15/60	6,803	4,640,595
3.75%, 04/15/27	19,052	18,965,488
3.88%, 04/15/30	30,062	29,604,704
4.20%, 10/01/29	4,135	4,147,997
4.38%, 04/15/40	9,360	8,516,304
4.50%, 04/15/50	12,327	10,369,815
4.63%, 01/15/33	3,350	3,353,480
4.70%, 01/15/35	5,530	5,478,386
4.75%, 02/01/28	8,890	8,895,714
4.80%, 07/15/28	5,355	5,449,708
4.85%, 01/15/29	5,135	5,251,119
4.95%, 03/15/28	5,645	5,753,265
4.95%, 11/15/35	4,500	4,521,569
5.05%, 07/15/33	11,792	12,104,791
5.13%, 05/15/32	2,210	2,287,536
5.15%, 04/15/34	4,885	5,025,371
5.20%, 01/15/33	3,595	3,727,432
5.25%, 06/15/55	4,350	4,050,025
5.30%, 05/15/35(b)	4,530	4,685,391
5.50%, 01/15/55	2,940	2,838,009
5.65%, 01/15/53	7,835	7,741,165
5.70%, 01/15/56	5,400	5,370,195
5.75%, 01/15/34	6,640	7,077,775
5.75%, 01/15/54	5,345	5,350,582
5.80%, 09/15/62	3,005	3,027,851
5.88%, 11/15/55	4,560	4,644,844
6.00%, 06/15/54	3,440	3,566,470
6.70%, 12/15/33	1,500	1,691,982
Verizon Communications Inc.
1.50%, 09/18/30	5,917	5,211,409
Security	Par (000)	Value
Telecommunications (continued)
1.68%, 10/30/30	$6,423	$5,692,237
1.75%, 01/20/31	11,170	9,866,832
2.10%, 03/22/28	13,405	12,854,828
2.36%, 03/15/32	21,212	18,747,483
2.55%, 03/21/31	14,031	12,838,585
2.65%, 11/20/40	13,943	10,140,796
2.85%, 09/03/41	5,182	3,783,514
2.88%, 11/20/50	12,729	8,047,806
2.99%, 10/30/56	17,199	10,479,301
3.00%, 03/22/27	5,785	5,782,905
3.00%, 11/20/60(b)	5,382	3,219,154
3.15%, 03/22/30	8,399	8,060,168
3.40%, 03/22/41	14,500	11,456,300
3.55%, 03/22/51	19,703	14,291,186
3.70%, 03/22/61	14,910	10,354,685
3.85%, 11/01/42	3,766	3,051,040
3.88%, 02/08/29	7,232	7,195,264
3.88%, 03/01/52	4,620	3,502,289
4.00%, 03/22/50	6,107	4,751,983
4.02%, 12/03/29	15,774	15,662,320
4.13%, 08/15/46	4,637	3,774,689
4.27%, 01/15/36	4,190	3,957,183
4.33%, 09/21/28	15,426	15,547,238
4.40%, 11/01/34	10,304	10,011,521
4.50%, 08/10/33	10,442	10,355,198
4.52%, 09/15/48	5,120	4,370,583
4.67%, 03/15/55	3,803	3,233,082
4.75%, 01/15/33	3,810	3,832,879
4.75%, 11/01/41	2,688	2,471,578
4.78%, 02/15/35	4,270	4,239,130
4.81%, 03/15/39	5,072	4,885,847
4.86%, 08/21/46	11,214	10,129,345
5.00%, 01/15/36	13,335	13,350,737
5.01%, 04/15/49	3,585	3,279,346
5.01%, 08/21/54	4,193	3,773,311
5.05%, 05/09/33	4,355	4,491,525
5.25%, 04/02/35	7,845	8,035,068
5.25%, 03/16/37	4,662	4,736,867
5.40%, 07/02/37(c)	12,381	12,663,699
5.50%, 03/16/47	2,756	2,703,034
5.50%, 02/23/54(b)	3,873	3,786,715
5.75%, 11/30/45	8,825	8,900,663
5.85%, 09/15/35	3,847	4,132,000
5.88%, 11/30/55	4,105	4,140,196
6.00%, 11/30/65	5,995	6,059,213
6.40%, 09/15/33	1,770	1,964,307
6.55%, 09/15/43	4,178	4,637,282
7.75%, 12/01/30	3,817	4,394,056
Vodafone Group PLC
4.25%, 09/17/50	4,489	3,568,805
4.38%, 05/30/28	390	396,354
4.38%, 02/19/43	2,055	1,776,242
4.88%, 06/19/49	6,848	6,054,806
5.00%, 05/30/38	2,643	2,619,229
5.25%, 05/30/48	4,015	3,776,794
5.63%, 02/10/53	4,460	4,332,857
5.75%, 06/28/54	7,430	7,331,394
5.75%, 02/10/63	2,065	1,993,149
5.88%, 06/28/64	4,410	4,353,742
6.15%, 02/27/37	5,250	5,750,179
6.25%, 11/30/32	3,753	4,092,782

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.88%, 02/15/30	$4,020	$4,601,253
		1,485,813,854
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	3,094	3,059,989
3.90%, 11/19/29	4,264	4,189,343
5.10%, 05/15/44	1,536	1,371,350
6.05%, 05/14/34	2,525	2,678,562
6.35%, 03/15/40	2,744	2,904,215
Mattel Inc.
5.00%, 11/17/30	1,325	1,337,839
5.45%, 11/01/41	1,575	1,506,602
		17,047,900
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,339	2,147,165
3.05%, 02/15/51	2,947	1,993,486
3.25%, 06/15/27	6,461	6,414,348
3.30%, 09/15/51	4,530	3,206,615
3.55%, 02/15/50	4,061	3,037,478
3.90%, 08/01/46	3,673	2,991,258
4.05%, 06/15/48	3,894	3,213,979
4.13%, 06/15/47	3,855	3,226,791
4.15%, 04/01/45	4,593	3,918,514
4.15%, 12/15/48	3,430	2,866,428
4.38%, 09/01/42	2,237	2,022,279
4.40%, 03/15/42	2,862	2,594,069
4.45%, 03/15/43	3,770	3,407,473
4.45%, 01/15/53	3,075	2,641,495
4.55%, 09/01/44	3,838	3,471,382
4.70%, 09/01/45	3,039	2,785,038
4.90%, 04/01/44	3,794	3,622,726
4.95%, 09/15/41	1,953	1,905,398
5.05%, 03/01/41	2,589	2,566,217
5.15%, 09/01/43	3,385	3,333,328
5.20%, 04/15/54	6,270	6,029,413
5.40%, 06/01/41	2,482	2,541,120
5.50%, 03/15/55	5,250	5,273,244
5.75%, 05/01/40	3,806	4,073,396
5.80%, 03/15/56	4,190	4,386,153
6.15%, 05/01/37	3,398	3,812,577
6.20%, 08/15/36	1,800	2,028,407
Canadian National Railway Co.
2.45%, 05/01/50	3,307	1,987,331
3.20%, 08/02/46	2,844	2,090,442
3.65%, 02/03/48	3,299	2,557,483
3.85%, 08/05/32	3,855	3,743,037
4.20%, 03/12/31	1,200	1,204,308
4.38%, 09/18/34	2,545	2,513,806
4.40%, 08/05/52	2,640	2,261,489
4.45%, 01/20/49	3,502	3,062,454
4.75%, 11/12/35	1,200	1,208,399
5.85%, 11/01/33	1,595	1,746,012
6.13%, 11/01/53	1,570	1,723,635
6.20%, 06/01/36	2,200	2,466,480
6.25%, 08/01/34	3,140	3,505,796
6.38%, 11/15/37	2,502	2,833,789
6.90%, 07/15/28	3,725	4,004,150
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,250	4,156,091
Security	Par (000)	Value
Transportation (continued)
2.05%, 03/05/30	$3,131	$2,876,335
2.45%, 12/02/31	6,005	5,394,747
2.88%, 11/15/29	2,858	2,728,110
3.00%, 12/02/41	4,762	3,597,096
3.10%, 12/02/51	8,002	5,416,935
3.50%, 05/01/50	2,700	1,977,191
4.00%, 06/01/28	3,425	3,428,610
4.20%, 11/15/69	1,872	1,433,907
4.30%, 05/15/43	2,226	1,952,607
4.70%, 05/01/48	2,340	2,106,158
4.80%, 03/30/30	2,675	2,746,331
4.80%, 09/15/35	2,168	2,166,660
4.80%, 08/01/45	2,597	2,414,082
4.95%, 08/15/45	2,292	2,161,763
5.20%, 03/30/35	2,700	2,796,228
5.95%, 05/15/37	2,483	2,688,293
6.13%, 09/15/2115	3,964	4,051,931
7.13%, 10/15/31	1,948	2,222,964
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,420	4,432,934
CSX Corp.
2.40%, 02/15/30	2,958	2,779,220
2.50%, 05/15/51	2,366	1,429,516
3.25%, 06/01/27	6,106	6,050,190
3.35%, 09/15/49	2,874	2,067,542
3.80%, 03/01/28	4,231	4,223,027
3.80%, 11/01/46	4,104	3,285,724
3.80%, 04/15/50	2,586	2,012,390
3.95%, 05/01/50	2,971	2,358,986
4.10%, 11/15/32	3,551	3,504,641
4.10%, 03/15/44	4,098	3,488,153
4.25%, 03/15/29	5,440	5,493,368
4.25%, 11/01/66	2,733	2,154,459
4.30%, 03/01/48	3,870	3,293,580
4.40%, 03/01/43	1,925	1,714,657
4.50%, 03/15/49	1,911	1,663,789
4.50%, 11/15/52	3,786	3,276,918
4.50%, 08/01/54	2,084	1,789,176
4.65%, 03/01/68	2,350	1,973,447
4.75%, 05/30/42	2,775	2,609,498
4.75%, 11/15/48	3,186	2,894,507
4.90%, 03/15/55(b)	750	687,081
5.05%, 06/15/35	4,055	4,161,435
5.20%, 11/15/33	3,520	3,688,958
5.50%, 04/15/41	2,604	2,689,781
6.00%, 10/01/36	2,650	2,901,968
6.15%, 05/01/37	3,320	3,684,202
6.22%, 04/30/40	3,008	3,344,809
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,622	4,919,344
FedEx Corp.
2.40%, 05/15/31(b)	3,440	3,109,053
2.40%, 05/15/31	1,205	1,090,736
3.10%, 08/05/29	5,079	4,891,724
3.25%, 05/15/41	925	696,714
3.40%, 02/15/28	70	68,953
3.90%, 02/01/35	800	740,617
4.05%, 02/15/48	2,740	2,109,171
4.10%, 04/15/43	210	170,490
4.25%, 05/15/30	4,105	4,136,887
4.40%, 01/15/47	530	435,336

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.55%, 04/01/46	$1,430	$1,208,910
4.75%, 11/15/45	7,076	6,081,688
4.90%, 01/15/34	935	939,484
4.95%, 10/17/48(b)	3,116	2,682,361
4.95%, 10/17/48	675	593,934
5.25%, 05/15/50(b)	5,446	5,015,410
JB Hunt Transport Services Inc., 4.90%, 03/15/30	60	61,361
Kirby Corp., 4.20%, 03/01/28	3,127	3,130,609
Norfolk Southern Corp.
2.30%, 05/15/31	3,250	2,950,572
2.55%, 11/01/29	2,556	2,415,286
2.90%, 08/25/51	2,968	1,913,862
3.00%, 03/15/32	3,290	3,047,617
3.05%, 05/15/50	3,677	2,473,969
3.15%, 06/01/27	2,209	2,184,464
3.16%, 05/15/55	3,836	2,536,024
3.40%, 11/01/49	1,894	1,362,260
3.70%, 03/15/53	2,126	1,574,004
3.80%, 08/01/28	3,779	3,765,433
3.94%, 11/01/47	3,439	2,773,287
3.95%, 10/01/42	2,952	2,495,886
4.05%, 08/15/52	3,104	2,468,223
4.10%, 05/15/49	1,980	1,616,856
4.10%, 05/15/2121	2,715	1,932,939
4.15%, 02/28/48	3,425	2,843,274
4.45%, 03/01/33	2,644	2,650,450
4.45%, 06/15/45	2,542	2,243,422
4.55%, 06/01/53	2,975	2,569,974
4.65%, 01/15/46	2,529	2,277,732
4.84%, 10/01/41	2,667	2,545,751
5.05%, 08/01/30	3,305	3,433,570
5.10%, 05/01/35	2,215	2,280,472
5.10%, 08/01/2118	1,585	1,406,295
5.35%, 08/01/54(b)	4,135	4,028,418
5.55%, 03/15/34	2,100	2,227,608
5.95%, 03/15/64	2,647	2,778,510
7.80%, 05/15/27	3,232	3,406,858
Ryder System Inc.
2.85%, 03/01/27	2,869	2,825,491
2.90%, 12/01/26	2,690	2,659,910
4.30%, 06/15/27	2,200	2,206,761
4.30%, 12/01/30	980	978,757
4.85%, 06/15/30(b)	1,885	1,927,874
4.90%, 12/01/29	1,375	1,405,581
4.95%, 09/01/29	1,610	1,648,984
5.00%, 03/15/30	980	1,007,108
5.25%, 06/01/28	3,132	3,218,730
5.30%, 03/15/27	2,143	2,173,555
5.38%, 03/15/29	2,525	2,616,448
5.50%, 06/01/29	1,775	1,854,548
5.65%, 03/01/28	3,231	3,339,954
6.30%, 12/01/28	2,240	2,375,594
6.60%, 12/01/33	3,145	3,526,211
Union Pacific Corp.
2.15%, 02/05/27	3,563	3,495,268
2.38%, 05/20/31	4,290	3,942,342
2.40%, 02/05/30	4,490	4,208,252
2.80%, 02/14/32	6,312	5,815,728
2.89%, 04/06/36	3,842	3,268,354
2.95%, 03/10/52	4,180	2,731,359
Security	Par (000)	Value
Transportation (continued)
2.97%, 09/16/62	$4,310	$2,580,141
3.00%, 04/15/27	4,150	4,103,695
3.20%, 05/20/41	4,375	3,453,659
3.25%, 02/05/50	7,846	5,540,050
3.35%, 08/15/46	1,971	1,463,505
3.38%, 02/01/35	2,366	2,151,376
3.38%, 02/14/42	2,400	1,917,672
3.50%, 02/14/53	6,125	4,439,852
3.55%, 08/15/39	2,565	2,213,581
3.55%, 05/20/61	2,609	1,802,412
3.60%, 09/15/37	2,651	2,379,013
3.70%, 03/01/29	4,498	4,463,788
3.75%, 02/05/70	3,200	2,218,137
3.80%, 10/01/51	4,453	3,435,319
3.80%, 04/06/71	3,805	2,682,110
3.84%, 03/20/60	7,761	5,742,207
3.85%, 02/14/72	2,135	1,519,151
3.88%, 02/01/55	2,260	1,738,308
3.95%, 09/10/28	6,169	6,177,881
3.95%, 08/15/59	2,736	2,081,154
4.00%, 04/15/47	2,634	2,151,335
4.05%, 11/15/45	2,531	2,115,212
4.05%, 03/01/46	3,035	2,523,310
4.10%, 09/15/67	2,521	1,927,398
4.30%, 03/01/49	3,046	2,564,050
4.50%, 01/20/33	4,985	5,045,920
4.50%, 09/10/48	1,948	1,698,992
4.95%, 09/09/52	495	460,760
4.95%, 05/15/53	2,390	2,228,227
5.10%, 02/20/35	3,915	4,064,266
5.15%, 01/20/63	2,003	1,879,843
5.60%, 12/01/54	3,565	3,625,269
6.63%, 02/01/29	4,015	4,331,274
United Parcel Service Inc.
2.50%, 09/01/29	2,905	2,759,674
3.05%, 11/15/27	6,866	6,777,063
3.40%, 03/15/29	4,361	4,298,084
3.40%, 11/15/46	1,891	1,423,766
3.40%, 09/01/49	3,316	2,392,700
3.63%, 10/01/42	2,720	2,214,842
3.75%, 11/15/47	4,537	3,565,075
4.25%, 03/15/49	3,348	2,818,366
4.45%, 04/01/30	3,222	3,287,149
4.65%, 10/15/30	2,450	2,515,093
4.88%, 03/03/33(b)	4,665	4,831,886
4.88%, 11/15/40	3,593	3,506,795
5.05%, 03/03/53	4,680	4,361,667
5.15%, 05/22/34	3,965	4,146,979
5.20%, 04/01/40	2,799	2,848,557
5.25%, 05/14/35(b)	3,000	3,138,676
5.30%, 04/01/50(b)	5,307	5,197,812
5.50%, 05/22/54	4,465	4,430,670
5.60%, 05/22/64	2,885	2,842,887
5.95%, 05/14/55	5,690	5,996,404
6.05%, 05/14/65	4,195	4,418,872
6.20%, 01/15/38	6,957	7,742,418
Walmart Inc.
1.50%, 09/22/28	6,618	6,249,853
1.80%, 09/22/31	8,707	7,783,540
3.95%, 09/09/27	4,075	4,095,887
		636,264,572

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	$1,891	$1,662,924
3.10%, 06/01/51	1,775	1,151,012
3.50%, 03/15/28	1,842	1,814,646
3.50%, 06/01/32	1,843	1,722,168
3.85%, 03/30/27	2,642	2,629,071
4.00%, 06/30/30	2,160	2,129,614
4.55%, 11/07/28	1,293	1,305,132
4.70%, 04/01/29	1,957	1,984,494
4.90%, 03/15/33	2,615	2,631,273
5.20%, 03/15/44	1,147	1,092,891
5.40%, 03/15/27	1,095	1,110,577
5.45%, 09/15/33	2,375	2,472,462
5.50%, 06/15/35	2,170	2,242,333
6.05%, 03/15/34	2,632	2,818,755
6.05%, 06/05/54	2,780	2,852,168
6.90%, 05/01/34	2,075	2,345,424
		31,964,944
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	1,682	1,654,628
6.00%, 06/16/30	900	911,418
		2,566,046
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,429,092
2.80%, 05/01/30	3,249	3,085,816
2.95%, 09/01/27	2,530	2,489,384
3.25%, 06/01/51	3,471	2,395,939
3.45%, 06/01/29	3,926	3,853,687
3.45%, 05/01/50	3,599	2,614,441
3.75%, 09/01/28	2,417	2,407,073
3.75%, 09/01/47	4,495	3,509,304
4.00%, 12/01/46	2,175	1,786,389
4.15%, 06/01/49	3,406	2,793,360
4.20%, 09/01/48	2,192	1,813,387
4.30%, 12/01/42	1,529	1,343,717
4.30%, 09/01/45	2,421	2,110,304
4.45%, 06/01/32	3,015	3,029,210
5.15%, 03/01/34	1,925	1,992,974
5.25%, 03/01/35(b)	3,725	3,859,669
5.45%, 03/01/54	2,460	2,429,689
5.70%, 09/01/55	4,120	4,192,477
6.59%, 10/15/37	1,180	1,349,821
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,549,765
2.70%, 04/15/30	2,611	2,449,287
3.35%, 04/15/50	3,404	2,359,767
3.57%, 05/01/29	1,517	1,483,522
4.28%, 05/01/49	3,455	2,796,400
4.80%, 08/15/27	1,625	1,641,299
5.25%, 08/15/35	1,200	1,230,534
5.30%, 05/01/52	2,720	2,559,461
5.38%, 01/15/34	1,075	1,116,604
United Utilities PLC, 6.88%, 08/15/28	1,071	1,144,248
		68,816,620
Total Corporate Bonds & Notes — 24.5% (Cost: $34,469,398,267)		33,150,660,848
Security	Par (000)	Value
Foreign Government Obligations
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28	$1,225	$1,231,661
4.00%, 03/18/30	10,160	10,317,842
4.63%, 04/30/29(b)	1,590	1,644,244
Export Development Canada
3.00%, 05/25/27	985	976,299
3.75%, 09/07/27	360	361,016
3.88%, 02/14/28	895	901,041
4.00%, 06/20/30(b)	5,320	5,400,018
4.13%, 02/13/29	14,930	15,180,389
4.75%, 06/05/34	4,035	4,257,178
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,300	1,517,752
Series HK, 9.38%, 04/15/30	1,595	1,934,398
Series HQ, 9.50%, 11/15/30	240	297,814
Province of Alberta Canada
1.30%, 07/22/30	6,217	5,573,564
3.30%, 03/15/28	6,085	6,039,729
4.30%, 11/02/35	7,000	6,992,197
4.50%, 06/26/29	6,765	6,946,590
4.50%, 01/24/34	5,230	5,348,424
Province of British Columbia Canada
1.30%, 01/29/31(b)	4,405	3,886,105
3.90%, 08/27/30	50	50,275
4.20%, 07/06/33	12,145	12,191,006
4.70%, 01/24/28	1,020	1,042,527
4.75%, 06/12/34	10,730	11,106,501
4.80%, 11/15/28	8,850	9,132,111
4.80%, 06/11/35	12,425	12,832,770
4.90%, 04/24/29	10,940	11,363,514
7.25%, 09/01/36	388	479,503
Province of Manitoba Canada
1.50%, 10/25/28	390	366,818
4.30%, 07/27/33	75	75,516
4.90%, 05/31/34	7,440	7,764,223
Province of New Brunswick Canada, 3.63%, 02/24/28	2,001	1,995,917
Province of Ontario Canada
1.05%, 05/21/27	1,585	1,525,597
1.13%, 10/07/30	6,742	5,955,676
1.60%, 02/25/31	6,735	6,028,859
1.80%, 10/14/31	3,965	3,525,464
2.00%, 10/02/29	5,205	4,890,337
2.13%, 01/21/32	6,195	5,574,113
3.10%, 05/19/27(b)	6,635	6,580,057
3.70%, 09/17/29	10,000	10,000,581
3.90%, 09/04/30	60	60,344
4.20%, 01/18/29	10,330	10,494,891
4.70%, 01/15/30	1,315	1,363,928
4.85%, 06/11/35	9,230	9,594,400
5.05%, 04/24/34	8,315	8,791,383
Province of Quebec Canada
1.35%, 05/28/30	6,678	6,020,983
1.90%, 04/21/31	2,135	1,930,219
2.75%, 04/12/27	6,392	6,310,582
3.63%, 04/13/28	8,335	8,333,239
4.25%, 09/05/34	10,120	10,114,939
4.50%, 04/03/29(b)	16,400	16,823,673
4.50%, 09/08/33	685	700,826

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.63%, 08/28/35(b)	$12,000	$12,258,742
Series PD, 7.50%, 09/15/29	7,182	8,130,665
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,725
4.65%, 01/28/30	1,825	1,887,901
		294,144,066
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	10,327	9,444,721
2.55%, 01/27/32	9,576	8,585,127
2.55%, 07/27/33	13,308	11,560,827
2.75%, 01/31/27	5,279	5,184,198
3.10%, 05/07/41	12,911	10,040,024
3.10%, 01/22/61	8,765	5,609,695
3.24%, 02/06/28	10,250	10,061,620
3.25%, 09/21/71	4,588	2,937,547
3.50%, 01/31/34	8,268	7,633,577
3.50%, 01/25/50	11,085	8,320,854
3.63%, 10/30/42	2,760	2,277,080
3.86%, 06/21/47	5,693	4,632,913
4.00%, 01/31/52	3,848	3,107,993
4.34%, 03/07/42	7,071	6,375,566
4.85%, 01/22/29	10,280	10,499,826
4.95%, 01/05/36	9,759	9,887,431
5.33%, 01/05/54	5,737	5,665,926
5.65%, 01/13/37	5,060	5,370,818
		127,195,743
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(f)	4,900	4,399,600
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,107	7,207,227
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	1,515	1,331,849
2.15%, 07/28/31	7,255	6,421,918
2.85%, 02/14/30	7,211	6,817,917
3.05%, 03/12/51	6,585	4,443,793
3.20%, 09/23/61	2,875	1,877,516
3.35%, 03/12/71	3,640	2,393,885
3.40%, 09/18/29	4,280	4,165,495
3.50%, 01/11/28	5,367	5,300,543
3.50%, 02/14/50	3,676	2,714,071
3.55%, 03/31/32	4,635	4,385,627
3.70%, 10/30/49	4,721	3,626,079
3.85%, 10/15/30	9,341	9,173,394
4.10%, 04/24/28	6,330	6,337,288
4.15%, 09/20/27	5,340	5,347,363
4.20%, 10/15/50	7,610	6,315,656
4.30%, 04/16/31(b)	870	868,821
4.30%, 03/31/52	3,520	2,949,112
4.35%, 01/11/48	7,715	6,715,032
4.40%, 03/10/29	2,900	2,918,339
4.45%, 04/15/70	4,545	3,726,130
4.55%, 01/11/28	4,745	4,781,612
4.65%, 09/20/32	7,865	7,924,975
4.70%, 02/10/34	4,270	4,274,473
4.75%, 02/11/29	6,013	6,109,465
Security	Par (000)	Value
Indonesia (continued)
4.75%, 09/10/34	$5,860	$5,862,986
4.85%, 01/11/33	7,045	7,119,940
4.90%, 04/16/36	680	681,218
5.10%, 02/10/54(b)	3,100	3,004,693
5.15%, 09/10/54(b)	2,790	2,729,330
5.25%, 01/15/30(b)	890	923,602
5.35%, 02/11/49(b)	4,450	4,486,318
5.45%, 09/20/52(b)	2,415	2,412,347
5.60%, 01/15/35	5,500	5,844,172
5.65%, 01/11/53	3,500	3,582,175
		147,567,134
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,286,279
3.25%, 01/17/28	4,035	3,947,930
3.88%, 07/03/50	9,090	6,716,636
4.13%, 01/17/48	2,870	2,268,004
4.50%, 01/17/33	8,620	8,455,938
4.50%, 01/30/43	5,983	5,327,338
4.50%, 04/03/2120	4,433	3,316,818
5.38%, 03/12/29	330	339,830
5.38%, 02/19/30	100	103,472
5.50%, 03/12/34	14,450	15,036,199
5.63%, 02/19/35	10,000	10,487,996
5.75%, 03/12/54	7,155	6,972,816
State of Israel
2.50%, 01/15/30	2,930	2,715,945
3.38%, 01/15/50	7,243	4,941,440
		80,916,641
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	8,130	7,819,170
3.88%, 05/06/51	9,544	7,157,905
4.00%, 10/17/49	10,700	8,299,572
5.38%, 06/15/33	7,962	8,497,973
		31,774,620
Japan — 0.0%
Japan Bank for International Cooperation
1.25%, 01/21/31	7,245	6,371,596
1.63%, 01/20/27	860	839,117
1.88%, 04/15/31	14,414	13,036,226
2.00%, 10/17/29	4,727	4,426,283
2.13%, 02/16/29	4,605	4,381,306
2.75%, 11/16/27	6,275	6,159,945
2.88%, 06/01/27	6,505	6,423,259
2.88%, 07/21/27	4,887	4,818,389
3.25%, 07/20/28	4,921	4,866,814
3.50%, 10/31/28	4,005	3,983,410
4.38%, 10/05/27	1,200	1,214,056
4.38%, 01/24/31	1,990	2,037,187
4.63%, 07/22/27	60	60,841
4.63%, 07/19/28	1,830	1,873,095
4.63%, 04/17/34	4,020	4,159,538
4.88%, 10/18/28	1,210	1,248,839
Japan International Cooperation Agency
1.00%, 07/22/30	2,714	2,387,578
2.75%, 04/27/27	1,510	1,487,784
3.25%, 05/25/27	2,020	2,003,967
3.38%, 06/12/28	745	738,294

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
4.00%, 05/23/28	$370	$372,144
4.25%, 05/22/30	1,170	1,190,517
4.75%, 05/21/29	950	979,802
		75,059,987
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	15,557	13,885,278
3.25%, 04/16/30	10,930	10,337,198
3.50%, 02/12/34	13,083	11,350,779
3.75%, 01/11/28	10,315	10,213,058
3.77%, 05/24/61	13,586	8,504,893
4.15%, 03/28/27	13,170	13,151,375
4.28%, 08/14/41	13,571	10,992,409
4.35%, 01/15/47	5,572	4,275,340
4.40%, 02/12/52	9,407	6,965,737
4.50%, 04/22/29	14,845	14,901,039
4.50%, 01/31/50	9,701	7,458,318
4.60%, 01/23/46	12,704	10,145,883
4.60%, 02/10/48	8,766	6,890,320
4.75%, 03/22/31	750	741,930
4.75%, 04/27/32	13,322	13,032,309
4.75%, 03/08/44	17,953	14,936,179
4.88%, 05/19/33	10,498	10,140,624
5.00%, 05/07/29	3,149	3,202,394
5.00%, 04/27/51	12,409	10,137,590
5.38%, 03/22/33	20,540	20,480,821
5.40%, 02/09/28	4,037	4,128,147
5.55%, 01/21/45(b)	13,850	12,913,822
5.63%, 09/22/35	3,250	3,221,478
5.75%, 10/12/2110	11,661	10,027,602
5.85%, 07/02/32	7,055	7,276,903
6.00%, 05/13/30	8,682	9,125,473
6.00%, 05/07/36	7,370	7,530,398
6.05%, 01/11/40	12,956	12,966,731
6.34%, 05/04/53	12,971	12,578,722
6.35%, 02/09/35	12,025	12,673,123
6.40%, 05/07/54	6,695	6,532,653
6.63%, 01/29/38	5,306	5,593,841
6.75%, 09/27/34	9,867	10,756,327
6.88%, 05/13/37	16,550	17,834,916
7.38%, 05/13/55	10,305	11,304,971
7.50%, 04/08/33	6,162	7,099,094
8.30%, 08/15/31	7,416	8,815,900
		362,123,575
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,560	11,065,020
3.16%, 01/23/30	7,893	7,349,986
3.30%, 01/19/33	6,600	5,745,344
3.87%, 07/23/60	13,748	9,033,701
3.88%, 03/17/28	6,272	6,149,319
4.30%, 04/29/53	7,434	5,491,083
4.50%, 05/15/47	4,951	3,882,530
4.50%, 04/16/50	10,804	8,231,124
4.50%, 04/01/56	10,720	7,959,925
4.50%, 01/19/63(b)	6,885	5,075,509
6.40%, 02/14/35	10,950	11,421,922
6.70%, 01/26/36	10,546	11,208,156
6.85%, 03/28/54(b)	5,965	6,163,693
6.88%, 01/31/36(b)	3,777	4,046,457
Security	Par (000)	Value
Panama (continued)
7.50%, 03/01/31	$4,980	$5,484,941
7.88%, 03/01/57	1,977	2,286,856
8.00%, 03/01/38	5,435	6,256,196
8.88%, 09/30/27	5,956	6,378,857
9.38%, 04/01/29	6,542	7,421,095
		130,651,714
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	6,640	5,525,081
2.78%, 01/23/31	15,254	14,147,300
2.78%, 12/01/60	8,818	4,959,251
2.84%, 06/20/30	2,943	2,771,764
3.00%, 01/15/34	11,600	10,140,805
3.23%, 07/28/2121	4,593	2,590,294
3.30%, 03/11/41	5,056	3,947,309
3.55%, 03/10/51	6,698	4,804,333
3.60%, 01/15/72	4,525	2,919,487
4.13%, 08/25/27(b)	2,554	2,563,408
5.38%, 02/08/35	6,345	6,520,925
5.50%, 03/30/36	7,655	7,868,116
5.63%, 11/18/50	10,800	10,708,382
5.88%, 08/08/54	7,440	7,494,210
6.20%, 06/30/55	5,115	5,363,877
6.55%, 03/14/37	5,550	6,198,854
8.75%, 11/21/33	10,945	13,850,817
		112,374,213
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	825	886,398
Philippines Government International Bonds
1.65%, 06/10/31	7,561	6,577,008
1.95%, 01/06/32	2,700	2,348,168
2.46%, 05/05/30	8,004	7,451,123
2.65%, 12/10/45	6,920	4,637,880
2.95%, 05/05/45	5,912	4,202,594
3.00%, 02/01/28	10,271	10,042,088
3.20%, 07/06/46	9,993	7,250,147
3.23%, 03/29/27	3,995	3,950,786
3.56%, 09/29/32	4,838	4,583,929
3.70%, 03/01/41	8,639	7,292,397
3.70%, 02/02/42	9,659	8,067,465
3.75%, 01/14/29	8,661	8,559,306
3.95%, 01/20/40	8,750	7,793,544
4.20%, 03/29/47	4,535	3,838,577
4.38%, 03/05/30	2,528	2,560,374
4.63%, 07/17/28(b)	2,525	2,558,611
4.75%, 03/05/35	6,100	6,126,209
5.00%, 07/17/33	6,605	6,781,533
5.00%, 01/13/37	5,880	5,967,638
5.17%, 10/13/27	3,414	3,484,069
5.18%, 09/05/49	3,050	2,944,441
5.25%, 05/14/34	5,575	5,803,013
5.50%, 02/04/35	6,590	6,991,952
5.50%, 01/17/48	5,545	5,616,931
5.60%, 05/14/49	3,295	3,360,132
5.61%, 04/13/33	4,405	4,689,890
5.90%, 02/04/50	3,740	3,964,593
5.95%, 10/13/47	3,650	3,891,109
6.38%, 01/15/32	5,882	6,516,597
6.38%, 10/23/34	8,586	9,661,487

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
7.75%, 01/14/31	$7,863	$9,141,683
9.50%, 02/02/30	6,454	7,760,985
		185,302,657
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,370	5,483,778
4.88%, 02/12/30	14,670	15,144,266
4.88%, 10/04/33	13,655	13,892,790
5.13%, 09/18/34	13,854	14,239,941
5.38%, 02/12/35	12,890	13,460,355
5.50%, 11/16/27	9,446	9,732,251
5.50%, 04/04/53	13,065	12,725,500
5.50%, 03/18/54	10,800	10,519,817
5.75%, 11/16/32	9,140	9,840,484
		105,039,182
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	2,480	2,408,371
1.25%, 09/21/30	4,011	3,559,646
1.38%, 02/09/31	1,710	1,511,248
1.63%, 01/18/27	3,555	3,469,405
2.13%, 01/18/32	3,025	2,710,556
2.38%, 04/21/27	3,797	3,725,196
2.50%, 06/29/41	5,648	4,191,335
3.75%, 09/22/30	2,630	2,618,748
4.00%, 09/11/27	1,820	1,826,605
4.00%, 09/11/29	2,865	2,881,447
4.13%, 10/17/27	1,130	1,136,805
4.25%, 09/15/27	3,097	3,120,273
4.50%, 01/11/29	1,340	1,365,022
4.50%, 09/15/32	3,195	3,278,715
4.63%, 01/11/27	2,735	2,758,684
4.63%, 01/14/28	2,680	2,723,861
4.63%, 01/11/34	3,288	3,381,256
4.88%, 01/14/30	1,065	1,106,069
5.00%, 01/11/28	5,095	5,216,272
5.13%, 09/18/28	3,980	4,120,591
5.13%, 01/11/33	5,070	5,354,823
5.13%, 09/18/33	2,610	2,768,297
5.25%, 01/14/35	2,385	2,567,487
Korea Development Bank (The)
1.38%, 04/25/27	4,105	3,969,888
3.75%, 09/16/30	4,330	4,313,909
4.13%, 10/16/27	990	996,219
4.25%, 09/08/32	5,700	5,765,103
4.38%, 02/15/28	5,736	5,805,108
4.38%, 02/15/33	7,703	7,787,034
4.50%, 02/15/29(b)	3,555	3,627,713
4.63%, 02/15/27	1,115	1,125,533
4.63%, 02/03/28	1,675	1,702,933
4.88%, 02/03/30	625	649,719
5.38%, 10/23/28	2,060	2,149,307
5.63%, 10/23/33	2,065	2,258,311
Korea International Bonds
1.00%, 09/16/30	4,085	3,609,631
1.75%, 10/15/31	3,485	3,126,366
2.50%, 06/19/29	5,765	5,541,974
2.75%, 01/19/27	7,247	7,174,182
3.50%, 09/20/28	1,935	1,922,992
Security	Par (000)	Value
South Korea (continued)
3.88%, 09/20/48	$1,313	$1,128,661
4.13%, 06/10/44(b)	981	891,971
4.50%, 07/03/29(b)	3,320	3,411,380
		134,758,646
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	350	348,728
3.88%, 06/12/28	2,110	2,126,658
4.00%, 03/18/30	10,814	10,971,320
4.13%, 02/25/27	3,770	3,790,309
4.38%, 11/03/27	4,525	4,591,743
4.38%, 03/14/28	2,985	3,038,290
4.50%, 06/12/35	13,445	13,892,159
4.63%, 01/04/27	4,240	4,282,072
5.75% , (5-year CMT + 1.58%)(a)(g)	3,953	3,970,990
Asian Development Bank
0.75%, 10/08/30	3,099	2,701,199
1.25%, 06/09/28(b)	2,955	2,793,781
1.50%, 01/20/27	11,009	10,747,193
1.50%, 03/04/31	2,879	2,579,246
1.75%, 09/19/29	8,152	7,621,164
1.88%, 03/15/29	1,405	1,331,872
1.88%, 01/24/30(b)	8,226	7,679,218
2.38%, 08/10/27	1,090	1,068,616
2.50%, 11/02/27	8,007	7,849,133
2.63%, 01/12/27	9,306	9,201,361
2.75%, 01/19/28	6,635	6,529,620
3.13%, 08/20/27(b)	9,938	9,864,375
3.13%, 09/26/28	1,279	1,264,870
3.13%, 04/27/32	1,800	1,729,487
3.63%, 08/28/29(b)	14,795	14,817,552
3.75%, 04/25/28(b)	11,859	11,918,665
3.75%, 08/28/30	7,380	7,411,944
3.88%, 09/28/32	5,135	5,146,091
3.88%, 06/14/33	9,090	9,077,956
4.00%, 01/12/33	16,314	16,444,069
4.13%, 01/12/27(b)	15,559	15,636,633
4.13%, 05/30/30	8,380	8,548,325
4.13%, 01/12/34(b)	9,431	9,545,372
4.38%, 01/14/28	4,790	4,873,922
4.38%, 03/06/29(b)	10,606	10,866,725
4.38%, 03/22/35(b)	12,212	12,534,742
4.50%, 08/25/28(b)	14,765	15,137,344
4.75%, 02/12/30	360	365,807
4.88%, 09/26/28(b)	660	665,560
5.82%, 06/16/28	7,160	7,539,932
6.22%, 08/15/27	2,550	2,644,339
6.38%, 10/01/28(b)	3,125	3,327,999
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	1,248	1,250,752
3.75%, 09/14/27	4,107	4,119,010
4.00%, 01/18/28	4,844	4,888,142
4.13%, 01/18/29	2,480	2,521,051
4.25%, 03/13/34	7,565	7,725,703
4.50%, 01/16/30	7,437	7,684,263
4.50%, 05/21/35	10,880	11,285,919
Corp. Andina de Fomento
2.25%, 02/08/27	985	965,647
5.00%, 01/24/29	6,670	6,887,978
5.00%, 01/22/30	8,505	8,840,716

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Council of Europe Development Bank
3.63%, 01/26/28	$830	$830,888
3.63%, 05/08/28	40	40,081
4.13%, 01/24/29	1,900	1,931,081
4.50%, 01/15/30	2,038	2,105,834
4.63%, 06/11/27	1,559	1,581,686
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,103	3,154,149
4.25%, 03/13/34	9,030	9,203,323
4.38%, 03/09/28	1,125	1,144,883
European Investment Bank
0.63%, 10/21/27	252	238,616
0.75%, 09/23/30	3,135	2,739,692
0.88%, 05/17/30	4,620	4,101,818
1.25%, 02/14/31	11,879	10,523,012
1.38%, 03/15/27	19,550	19,003,936
1.63%, 10/09/29	4,540	4,223,128
1.63%, 05/13/31	745	669,401
1.75%, 03/15/29	7,655	7,230,427
2.38%, 05/24/27	3,841	3,774,391
3.25%, 11/15/27	3,040	3,023,289
3.63%, 07/15/30	18,985	18,975,044
3.75%, 11/15/29	12,040	12,110,990
3.75%, 02/14/33	21,725	21,588,914
3.88%, 03/15/28	5,698	5,742,224
3.88%, 06/15/28	660	665,884
3.88%, 10/15/30	6,495	6,558,194
4.00%, 02/15/29	3,970	4,024,473
4.13%, 02/13/34	23,840	24,146,543
4.25%, 08/16/32	22,450	22,993,814
4.38%, 03/19/27	2,930	2,957,958
4.38%, 10/10/31	14,580	15,073,524
4.50%, 10/16/28	1,355	1,390,890
4.50%, 03/14/30	25,235	26,115,584
4.63%, 02/12/35	13,290	13,904,389
4.75%, 06/15/29	25,300	26,289,122
4.88%, 02/15/36	7,346	7,838,399
Inter-American Development Bank
0.63%, 09/16/27(b)	2,825	2,681,880
1.13%, 07/20/28	10,480	9,848,973
1.13%, 01/13/31	12,546	11,058,094
1.50%, 01/13/27	1,180	1,152,291
2.25%, 06/18/29(b)	9,457	9,041,065
2.38%, 07/07/27(b)	8,629	8,468,429
3.13%, 09/18/28	9,920	9,811,950
3.20%, 08/07/42	3,925	3,257,324
3.50%, 09/14/29(b)	3,035	3,025,003
3.50%, 04/12/33	13,392	13,060,049
3.63%, 09/17/31(b)	8,893	8,830,321
3.75%, 06/14/30	3,781	3,799,718
3.88%, 10/28/41	6,891	6,269,697
4.00%, 01/12/28	6,571	6,632,273
4.13%, 02/15/29(b)	14,150	14,389,474
4.38%, 02/01/27(b)	6,417	6,468,235
4.38%, 07/17/34(b)	14,600	15,003,259
4.38%, 07/16/35	9,410	9,637,138
4.38%, 01/24/44	3,334	3,190,201
4.50%, 02/15/30(b)	7,587	7,846,823
4.50%, 09/13/33(b)	6,505	6,756,858
Security	Par (000)	Value
Supranational (continued)
Inter-American Investment Corp.
3.63%, 02/17/27	$2,755	$2,750,678
4.13%, 02/15/28	1,265	1,277,885
4.25%, 02/14/29	3,240	3,296,446
4.25%, 04/01/30	6,175	6,303,646
4.75%, 09/19/28	2,043	2,103,150
International Bank for Reconstruction & Development
0.75%, 11/24/27	12,885	12,197,432
0.75%, 08/26/30(b)	12,624	11,045,858
0.85%, 02/10/27(b)	308	297,216
0.88%, 05/14/30(b)	17,385	15,432,902
1.13%, 09/13/28	25,416	23,805,688
1.25%, 02/10/31(b)	17,780	15,741,458
1.38%, 04/20/28	20,785	19,769,759
1.63%, 11/03/31	23,935	21,235,015
1.75%, 10/23/29(b)	13,236	12,354,440
2.50%, 11/22/27	22,426	21,978,852
2.50%, 03/29/32	3,517	3,261,364
3.13%, 06/15/27(b)	14,265	14,168,302
3.50%, 07/12/28	20,226	20,207,998
3.63%, 05/05/28(b)	1,519	1,522,609
3.63%, 09/21/29(b)	9,235	9,244,840
3.88%, 10/16/29	20,765	20,973,135
3.88%, 02/14/30	18,278	18,457,802
3.88%, 08/28/34	25,825	25,625,507
4.00%, 07/25/30	9,040	9,174,588
4.00%, 01/10/31	25,312	25,680,092
4.00%, 05/06/32	24,799	25,050,033
4.13%, 03/20/30(b)	13,835	14,112,240
4.38%, 08/27/35	22,915	23,469,491
4.50%, 04/10/31(b)	15,274	15,859,603
4.63%, 08/01/28(b)	11,135	11,441,569
4.63%, 01/15/32(b)	23,855	24,932,608
4.75%, 11/14/33	16,178	17,080,277
4.75%, 02/15/35(b)	2,127	2,240,589
5.67%, 02/01/34	210	210,494
International Finance Corp.
0.75%, 08/27/30	985	861,569
3.88%, 07/02/30	600	606,133
4.25%, 07/02/29(b)	765	782,170
4.38%, 01/15/27	2,235	2,251,689
4.50%, 01/21/28(b)	1,400	1,427,577
4.50%, 07/13/28	1,490	1,525,587
Nordic Investment Bank
3.38%, 09/08/27	960	956,349
3.75%, 05/09/30	2,605	2,618,551
4.25%, 02/28/29	1,150	1,173,149
4.38%, 03/14/28	1,005	1,023,048
		1,244,299,586
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	90,409
2.25%, 03/22/27	2,121	2,081,353
3.75%, 09/13/27	1,170	1,172,030
3.75%, 05/08/28	563	564,942
3.75%, 07/29/30	260	260,449
3.88%, 08/04/27	801	803,751
4.13%, 06/14/28	2,345	2,373,699
4.25%, 02/01/29	2,720	2,768,752

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
4.88%, 10/04/30	$4,432	$4,652,546
		14,767,931
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	2,990	2,843,527
Uruguay Government International Bonds
4.13%, 11/20/45	2,647	2,343,078
4.38%, 10/27/27	9,420	9,441,323
4.38%, 01/23/31	13,496	13,681,488
4.98%, 04/20/55	11,056	10,212,350
5.10%, 06/18/50	16,907	16,185,116
5.44%, 02/14/37	7,150	7,483,655
5.75%, 10/28/34	13,095	13,990,229
7.63%, 03/21/36	4,816	5,856,280
		82,037,046
Total Foreign Government Obligations — 2.3% (Cost: $3,229,616,847)		3,139,619,568
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,843,828
California — 0.1%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44(b)	1,500	1,723,538
Bay Area Toll Authority RB, 3.13%, 04/01/55(b)	470	325,449
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,084,944
Series S-1, 7.04%, 04/01/50	4,300	5,008,748
Series S-3, 6.91%, 10/01/50	3,205	3,695,713
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	312,880
4.35%, 06/01/41(b)	1,905	1,790,071
California State University RB
Class B,2.72%, 11/01/52	910	592,557
Class B,2.94%, 11/01/52(b)	1,000	685,900
Class B,2.98%, 11/01/51(b)	3,315	2,293,820
5.18%, 11/01/53	2,535	2,463,824
Series E, 2.90%, 11/01/51	1,895	1,365,986
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A,4.24%, 05/15/48 (AGM)(b)	455	399,850
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,812,816
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	788,435
Series A, 4.09%, 01/15/49	2,040	1,636,866
Golden State Tobacco Securitization Corp. RB
Class B,2.75%, 06/01/34(b)	830	741,783
Class B,3.00%, 06/01/46	540	488,834
3.12%, 06/01/38 (SAP)	2,250	2,016,306
Class B,3.29%, 06/01/42	950	799,245
3.49%, 06/01/36	230	195,240
3.71%, 06/01/41	830	649,991
4.21%, 06/01/50(b)	1,535	1,138,196
Security	Par (000)	Value
California (continued)
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	$1,100	$1,241,760
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,380,118
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	418,448
Series D, 6.57%, 07/01/45	5,325	5,787,940
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50	1,400	943,941
3.71%, 05/15/2120	2,600	1,688,318
4.13%, 05/15/32	1,550	1,541,815
4.56%, 05/15/53	895	783,163
Series N, 3.26%, 05/15/60	1,835	1,202,292
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H,6.55%, 05/15/48	4,575	4,972,342
Series F, 6.58%, 05/15/49	3,015	3,279,762
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,961,767
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49(b)	2,345	2,455,161
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	1,920	1,948,784
San Joaquin Hills Transportation Corridor Agency RB, Class B,3.49%, 01/15/50	1,600	1,227,356
State of California GO
1.70%, 02/01/28(b)	140	134,327
2.50%, 10/01/29	6,000	5,737,172
3.50%, 04/01/28(b)	910	906,607
4.50%, 08/01/29	1,350	1,386,556
4.50%, 04/01/33	2,115	2,119,701
4.60%, 04/01/38	2,170	2,213,869
5.10%, 09/01/35	2,250	2,344,265
5.13%, 09/01/29	1,700	1,783,571
5.13%, 03/01/38	1,000	1,019,258
5.15%, 09/01/34(b)	5,000	5,258,870
5.20%, 03/01/43	3,790	3,767,548
5.75%, 10/01/31	1,400	1,528,831
5.88%, 10/01/41(b)	5,000	5,259,659
Series A, Class A,3.05%, 04/01/29	1,110	1,088,143
State of California GO BAB
7.30%, 10/01/39	5,220	6,134,386
7.35%, 11/01/39	3,130	3,707,442
7.50%, 04/01/34	8,325	9,800,646
7.55%, 04/01/39(b)	12,470	15,304,870
7.60%, 11/01/40	7,575	9,410,322
7.63%, 03/01/40(b)	6,850	8,381,892
University of California RB
Series AD, 4.86%, 05/15/2112	3,285	2,791,886
Series AQ, 4.77%, 05/15/2115	835	699,762
Series BD, 3.35%, 07/01/29(b)	4,730	4,665,865
Series BG, 1.32%, 05/15/27(b)	775	748,992
Series BG, 1.61%, 05/15/30	2,990	2,718,896
Series BG, 3.07%, 05/15/51	3,110	2,128,100
		170,885,395

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	$700	$721,502
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A,5.85%, 03/15/32(b)	4,765	5,147,808
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(b)	1,690	1,498,627
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46(b)	1,300	1,570,482
		3,069,109
Florida — 0.0%
County of Broward Airport System Revenue RB, 3.48%, 10/01/43	250	213,496
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	921,223
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55(b)	245	254,376
County of Miami-Dade Transit System RB, Series B, 2.60%, 07/01/42	1,300	985,992
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,142,749
2.15%, 07/01/30	5,902	5,447,968
Class A,5.53%, 07/01/34(b)	4,980	5,300,834
		16,266,638
Georgia — 0.0%
City of Atlanta Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,138,715
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	4,070,344
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,571,911
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,777,865
		12,558,835
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(b)	580	416,036
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C,4.47%, 01/01/49	1,050	938,490
Series C, Class C,4.57%, 01/01/54	2,450	2,178,399
Chicago O'Hare International Airport RB BAB, Series B, Class B,6.40%, 01/01/40	1,100	1,236,193
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A,6.90%, 12/01/40	4,158	4,700,848
Series B, Class B,6.90%, 12/01/40(b)	4,608	5,198,975
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,966,794
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,210,322
3.82%, 01/01/48	135	108,587
4.79%, 01/01/48	2,380	2,194,638
State of Illinois GO, 5.10%, 06/01/33	28,727	29,443,562
Security	Par (000)	Value
Illinois (continued)
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	$2,786	$3,072,881
		55,249,689
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	479,623
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51(b)	605	437,270
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
4.15%, 02/01/33	2,280	2,283,355
4.28%, 02/01/36	1,560	1,550,945
4.48%, 08/01/39(b)	4,415	4,325,155
5.05%, 12/01/34	1,705	1,769,811
5.08%, 06/01/31	1,148	1,171,580
5.20%, 12/01/39	3,975	4,114,541
		15,215,387
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56(b)	2,785	2,738,078
5.94%, 05/31/57(b)	1,370	1,391,822
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	2,500	1,956,771
		6,086,671
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,846,844
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(b)	1,950	1,984,466
Series E, 5.46%, 12/01/39	3,700	3,836,287
Commonwealth of Massachusetts RB, 3.77%, 07/15/29(b)	2,900	2,895,826
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,553,586
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,116,268
		14,233,277
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,960,925
3.38%, 12/01/40	845	721,879
Michigan State University RB, 4.17%, 08/15/2122(b)	4,035	3,017,015
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	357,004
University of Michigan RB
2.56%, 04/01/50	3,000	1,915,673
Class A,3.50%, 04/01/52	614	461,181
Class B,3.50%, 04/01/52	475	356,989
Class C,3.60%, 04/01/47(b)	1,800	1,541,848
Class A,4.45%, 04/01/2122	5,580	4,496,650
Series B, 2.44%, 04/01/40	2,862	2,178,427
		17,007,591

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	$1,924	$1,591,519
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,035,361
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A,3.65%, 08/15/57	4,730	3,533,896
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A,3.04%, 10/01/49(b)	2,000	1,459,023
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45(b)	850	958,243
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	5,874	6,145,837
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,969,682
New Jersey Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	6,292	7,355,319
Series F, 7.41%, 01/01/40	6,979	8,445,159
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	824,685
Series P, 3.92%, 05/01/2119(b)	1,475	1,009,026
Rutgers The State University of New Jersey RB BAB, Class H,5.67%, 05/01/40	900	941,625
		27,691,333
New York — 0.1%
City of New York
5.37%, 10/01/51	1,750	1,725,299
5.56%, 10/01/45(b)	1,035	1,034,845
City of New York GO
4.61%, 09/01/37(b)	1,000	1,001,933
5.11%, 10/01/54(b)	3,775	3,601,665
5.26%, 10/01/44	4,200	4,193,581
5.26%, 10/01/52	500	486,626
5.83%, 10/01/53(b)	5,500	5,769,524
5.94%, 02/01/55(b)	130	137,444
6.29%, 02/01/45	300	323,133
6.39%, 02/01/55	1,015	1,083,402
City of New York GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,088,647
Series F1, 6.27%, 12/01/37	2,755	3,001,688
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	4,715	4,890,008
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	3,870	4,629,714
Metropolitan Transportation Authority RB BAB
6.81%, 11/15/40	910	1,027,956
Series 2010-A, 6.67%, 11/15/39	50	55,144
Series B, 6.65%, 11/15/39	220	242,345
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB
5.88%, 06/15/44	$3,200	$3,317,537
5.95%, 06/15/42(b)	3,000	3,162,757
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	1,385	1,386,712
5.72%, 06/15/42	3,145	3,232,940
6.01%, 06/15/42(b)	1,860	1,974,319
New York State Dormitory Authority RB
5.23%, 07/01/35	4,250	4,473,786
5.83%, 07/01/55	2,500	2,654,307
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(b)	2,325	2,406,662
Series F, 5.63%, 03/15/39(b)	2,725	2,840,552
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	849,528
3.29%, 08/01/69(b)	1,300	856,752
4.03%, 09/01/48	1,440	1,213,985
4.23%, 10/15/57	865	723,263
5.07%, 07/15/53	2,820	2,715,774
Series 164, 5.65%, 11/01/40(b)	6,255	6,742,706
Series 165, 5.65%, 11/01/40	1,795	1,937,767
Series 168, 4.93%, 10/01/51	4,165	3,924,185
Series 174, 4.46%, 10/01/62(b)	6,585	5,649,065
Series 181, 4.96%, 08/01/46	2,000	1,941,288
Series 182, 5.31%, 08/01/46	1,000	999,943
Series 192, 4.81%, 10/15/65(b)	4,235	3,869,058
Series 225, 3.18%, 07/15/60(b)	675	448,595
United Nations Development Corp. RB, 6.54%, 08/01/55	765	815,288
		94,429,723
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	775,326
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	6,075	7,801,434
JobsOhio Beverage System, 4.53%, 01/01/35	2,190	2,235,612
JobsOhio Beverage System RB, 2.83%, 01/01/38	1,950	1,654,281
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	350	302,209
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,990,310
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A,3.22%, 02/15/48	1,775	1,337,761
		15,321,607
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	3,690	3,561,559
4.62%, 06/01/44	1,655	1,624,065
4.71%, 05/01/52(b)	3,280	3,073,986
5.09%, 02/01/52(b)	3,680	3,557,016
		11,816,626
Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	748	764,603

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Oregon State University RB, 3.42%, 03/01/60 (BAM)	$1,100	$794,664
State of Oregon GO, 5.89%, 06/01/27	4,426	4,505,804
		6,065,071
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A,2.99%, 06/01/42	1,130	869,870
Class A,3.86%, 06/01/38(b)	4,200	3,911,170
Series A, 4.14%, 06/01/38	50	47,242
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,715,656
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,367,591
2.84%, 09/01/50	975	664,864
Pennsylvania Turnpike Commission RB BAB, Series B, Class B,5.51%, 12/01/45(b)	1,000	991,477
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/2119(b)	2,000	1,276,073
		11,843,943
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,077,670
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B,2.44%, 08/15/49	765	482,799
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46(b)	2,400	2,331,171
City of San Antonio Electric & Gas Systems Revenue RB
5.47%, 02/01/45(b)	5,415	5,494,474
5.57%, 02/01/50	1,185	1,190,505
City of San Antonio Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,957,409
Series C, 5.99%, 02/01/39	1,993	2,152,091
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	2,895	2,009,263
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,116,083
Series B, 6.00%, 12/01/44(b)	400	425,010
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	794,199
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	1,250	1,251,402
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	1,720	1,276,748
Class A,2.99%, 11/01/38(b)	1,200	1,051,888
Class A,4.09%, 11/01/51	1,245	1,044,458
Class A,4.51%, 11/01/51(b)	4,505	3,979,030
Series A, Class A,3.14%, 11/01/45	1,405	1,090,005
Series C, Class C,2.92%, 11/01/50(b)	2,670	1,930,293
Series C, Class C,3.09%, 11/01/40	340	281,505
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	402,351
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,401,174
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49(b)	$4,120	$4,655,893
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	2,000	1,699,376
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,630,176
State of Texas GO BAB
5.52%, 04/01/39(b)	4,956	5,171,183
Series A, Class A,4.68%, 04/01/40	2,550	2,505,630
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	5,115	5,242,528
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(b)	7,113	7,318,897
5.17%, 04/01/41	6,200	6,408,080
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	3,350	2,707,975
Texas Transportation Commission GO, 2.47%, 10/01/44(b)	2,505	1,781,025
		74,782,621
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(b)	2,790	1,663,598
2.58%, 11/01/51	2,915	1,842,477
Series A, 3.23%, 09/01/2119	790	469,036
Series C, 4.18%, 09/01/2117(b)	840	647,050
Williamsburg Economic Development Authority RB, 4.96%, 11/01/35	720	727,104
		5,349,265
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,249,732
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	2,580	2,561,101
Total Municipal Debt Obligations — 0.4% (Cost: $636,670,306)		581,160,719
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.4%
Federal Home Loan Mortgage Corp.
1.50%, 08/01/37	6,220	5,614,345
2.00%, 03/01/36	13,812	12,806,723
2.00%, 01/01/37	8,914	8,254,366
2.00%, 07/01/51	45,098	37,000,306
2.00%, 01/01/52	12,758	10,484,816
2.00%, 10/01/52	77,781	63,656,297
2.00%, 07/01/53	17,799	14,615,438
2.50%, 10/01/27	27	26,865
2.50%, 02/01/28	346	341,024
2.50%, 01/01/30	4,586	4,480,369
2.50%, 03/01/31	49	47,864
2.50%, 08/01/31	1,577	1,532,819
2.50%, 10/01/31	3,784	3,668,221

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/01/31	$23	$21,978
2.50%, 12/01/31	5,864	5,683,187
2.50%, 02/01/32	7,228	7,004,222
2.50%, 08/01/32	86	82,560
2.50%, 01/01/33	6,227	6,005,478
2.50%, 02/01/33	17	16,634
2.50%, 04/01/33	792	760,005
2.50%, 07/01/36	7,328	6,944,973
2.50%, 03/01/37	22,980	21,709,053
2.50%, 05/01/51	13,104	11,306,902
2.50%, 09/01/51	8,721	7,471,665
2.50%, 04/01/52	11,848	10,140,645
2.50%, 05/01/52	11,519	9,958,181
2.50%, 07/01/52	11,012	9,424,536
2.50%, 01/01/54	20,869	17,879,561
3.00%, 11/01/26	32	31,980
3.00%, 01/01/27	16	15,812
3.00%, 02/01/27	43	42,302
3.00%, 04/01/27	44	43,260
3.00%, 05/01/27	300	298,483
3.00%, 06/01/27	306	303,686
3.00%, 07/01/27	21	20,594
3.00%, 08/01/27	44	44,390
3.00%, 09/01/27	191	189,144
3.00%, 11/01/27	75	74,775
3.00%, 12/01/27	47	47,029
3.00%, 01/01/28	8	8,256
3.00%, 11/01/28	48	47,032
3.00%, 01/01/29	48	46,992
3.00%, 03/01/29	248	244,137
3.00%, 05/01/29	7,970	7,883,513
3.00%, 05/01/30	1,814	1,784,148
3.00%, 06/01/30	850	837,510
3.00%, 07/01/30	2,321	2,282,492
3.00%, 12/01/30	5,099	5,010,365
3.00%, 02/01/31	1,733	1,702,368
3.00%, 05/01/31	3,631	3,564,288
3.00%, 06/01/31	2,647	2,598,560
3.00%, 08/01/31	21	20,931
3.00%, 12/01/31	14	13,386
3.00%, 02/01/32	48	47,007
3.00%, 07/01/32	4,217	4,122,239
3.00%, 09/01/32	6	5,444
3.00%, 02/01/33	9	8,710
3.00%, 05/01/33	1,098	1,068,328
3.00%, 06/01/42	356	331,808
3.00%, 10/01/42	161	149,787
3.00%, 01/01/43	370	344,714
3.00%, 02/01/43	9,589	8,926,726
3.00%, 12/01/44	28	25,692
3.00%, 04/01/45	219	200,958
3.00%, 08/01/45	147	134,577
3.00%, 12/01/45	11	10,498
3.00%, 01/01/46	862	790,812
3.00%, 02/01/46	97	89,181
3.00%, 07/01/46	1,701	1,549,379
3.00%, 08/01/46	34,117	31,071,156
3.00%, 09/01/46	13,459	12,373,802
3.00%, 10/01/46	25,878	23,707,402
3.00%, 11/01/46	20,115	18,320,534
3.00%, 12/01/46	45,927	41,860,191
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$10,727	$9,768,965
3.00%, 02/01/47	23,083	21,023,641
3.00%, 03/01/47	116	105,935
3.00%, 04/01/47	298	271,457
3.00%, 05/01/47	17,476	16,057,800
3.00%, 06/01/47	19,143	17,434,113
3.00%, 08/01/47	2,396	2,182,302
3.00%, 09/01/47	541	496,095
3.00%, 10/01/47	6,015	5,478,270
3.00%, 11/01/47	9	8,541
3.00%, 01/01/48	13	11,849
3.00%, 11/01/48	882	799,763
3.00%, 03/01/49	174	157,211
3.00%, 05/01/49	205	186,518
3.00%, 06/01/49	138	124,341
3.00%, 12/01/51	15,816	14,251,113
3.00%, 03/01/52	7,640	6,847,209
3.00%, 05/01/52	41,334	36,832,782
3.00%, 07/01/52	8,271	7,376,122
3.50%, 03/01/26	23	23,161
3.50%, 06/01/26	12	11,479
3.50%, 03/01/32	380	376,011
3.50%, 05/01/32	1,141	1,128,895
3.50%, 09/01/32	852	842,772
3.50%, 06/01/33	78	77,331
3.50%, 07/01/33	3,602	3,552,372
3.50%, 11/01/33	10	10,300
3.50%, 06/01/34	3,175	3,122,673
3.50%, 03/01/38	2,645	2,570,282
3.50%, 06/01/38	698	677,961
3.50%, 09/01/38	465	452,128
3.50%, 02/01/42	45	43,118
3.50%, 05/01/42	4	4,290
3.50%, 09/01/42	7	6,495
3.50%, 10/01/42	5,694	5,443,348
3.50%, 11/01/42	439	419,526
3.50%, 01/01/43	8	8,021
3.50%, 04/01/43	3,089	2,958,116
3.50%, 06/01/43	601	576,989
3.50%, 07/01/43	1,007	964,060
3.50%, 08/01/43	3,657	3,502,064
3.50%, 10/01/43	738	708,198
3.50%, 01/01/44	9,486	9,075,393
3.50%, 02/01/44	4,925	4,725,476
3.50%, 09/01/44	3,735	3,578,065
3.50%, 10/01/44	5,549	5,265,193
3.50%, 11/01/44	80	75,164
3.50%, 12/01/45	7,633	7,186,935
3.50%, 01/01/46	148	139,791
3.50%, 03/01/46	19,967	18,950,875
3.50%, 05/01/46	2,631	2,492,135
3.50%, 06/01/46	78	73,608
3.50%, 07/01/46	3,569	3,376,221
3.50%, 08/01/46	2,587	2,448,004
3.50%, 09/01/46	4,010	3,794,716
3.50%, 10/01/46	815	769,951
3.50%, 11/01/46	569	537,052
3.50%, 12/01/46	3,024	2,847,574
3.50%, 01/01/47	1,569	1,481,334
3.50%, 02/01/47	4,115	3,887,572
3.50%, 03/01/47	2,627	2,480,523

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/47	$5,940	$5,593,243
3.50%, 05/01/47	1,225	1,157,395
3.50%, 07/01/47	4,922	4,633,160
3.50%, 08/01/47	14,423	13,727,626
3.50%, 09/01/47	19,188	18,065,005
3.50%, 12/01/47	3,206	3,018,253
3.50%, 01/01/48	14,382	13,633,364
3.50%, 02/01/48	15,880	14,925,543
3.50%, 03/01/48	6,510	6,122,336
3.50%, 04/01/48	1,506	1,428,145
3.50%, 05/01/48	7,216	6,786,464
3.50%, 04/01/49	958	901,842
3.50%, 05/01/49	2,760	2,591,212
3.50%, 06/01/49	1,374	1,294,506
3.50%, 09/01/52	6,764	6,272,755
3.50%, 11/01/54	3,731	3,458,075
4.00%, 02/01/26	4	4,084
4.00%, 05/01/26	28	27,599
4.00%, 12/01/32	881	881,933
4.00%, 05/01/33	1,202	1,200,784
4.00%, 08/01/40	1,589	1,568,238
4.00%, 09/01/41	1,999	1,971,036
4.00%, 02/01/42	1,846	1,820,377
4.00%, 03/01/42	390	383,142
4.00%, 06/01/42	2,437	2,403,432
4.00%, 08/01/42	1,094	1,073,979
4.00%, 07/01/44	2,740	2,691,021
4.00%, 01/01/45	711	693,982
4.00%, 02/01/45	1,018	1,000,930
4.00%, 06/01/45	1,634	1,593,952
4.00%, 08/01/45	2,812	2,743,366
4.00%, 09/01/45	4,480	4,370,138
4.00%, 01/01/46	1,236	1,205,452
4.00%, 02/01/46	138	134,153
4.00%, 03/01/46	280	272,367
4.00%, 05/01/46	2,640	2,566,307
4.00%, 06/01/46	57	55,372
4.00%, 07/01/46	2,388	2,330,393
4.00%, 08/01/46	78	76,256
4.00%, 10/01/46	2,113	2,061,068
4.00%, 11/01/46	6,072	5,901,875
4.00%, 02/01/47	2,634	2,559,633
4.00%, 08/01/47	198	192,263
4.00%, 10/01/47	584	566,255
4.00%, 11/01/47	1,061	1,028,235
4.00%, 01/01/48	4,120	3,993,575
4.00%, 02/01/48	6,300	6,121,130
4.00%, 04/01/48	105	100,556
4.00%, 06/01/48	11,365	11,081,111
4.00%, 07/01/48	10,632	10,285,628
4.00%, 08/01/48	1,402	1,355,975
4.00%, 09/01/48	2,789	2,697,996
4.00%, 10/01/48	1,504	1,459,069
4.00%, 12/01/48	7,046	6,853,863
4.00%, 01/01/49	1,197	1,158,016
4.00%, 02/01/53	13,212	12,644,568
4.00%, 01/01/54	11,610	11,110,546
4.00%, 06/01/54	31,654	30,154,944
4.00%, 09/01/54	2,515	2,395,669
4.00%, 03/01/55	48,059	45,781,415
4.50%, 08/01/30	520	524,355
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/39	$636	$642,330
4.50%, 05/01/39	839	847,459
4.50%, 10/01/39	506	511,366
4.50%, 01/01/40	158	159,497
4.50%, 02/01/41	1,006	1,014,263
4.50%, 04/01/41	33	32,972
4.50%, 05/01/41	2,641	2,663,508
4.50%, 05/01/42	2,712	2,735,292
4.50%, 01/01/45	2,070	2,080,183
4.50%, 11/01/45	159	159,755
4.50%, 12/01/45	91	91,121
4.50%, 01/01/46	3,257	3,265,993
4.50%, 03/01/46	164	164,466
4.50%, 04/01/46	406	404,824
4.50%, 05/01/46	280	279,624
4.50%, 07/01/46	65	64,550
4.50%, 08/01/46	250	248,962
4.50%, 09/01/46	1,936	1,941,142
4.50%, 05/01/47	1,663	1,659,693
4.50%, 06/01/47	873	870,976
4.50%, 11/01/47	99	98,716
4.50%, 05/01/48	5,322	5,300,702
4.50%, 06/01/48	4,273	4,258,739
4.50%, 07/01/48	2,849	2,839,061
4.50%, 09/01/48	147	145,950
4.50%, 10/01/48	5,694	5,676,580
4.50%, 11/01/48	28	28,000
4.50%, 12/01/48	5,009	4,989,534
4.50%, 01/01/49	1,167	1,162,242
4.50%, 05/01/49	10	10,280
4.50%, 11/01/52	3,636	3,573,340
4.50%, 07/01/53	4,124	4,051,811
4.50%, 09/01/53	3,885	3,830,652
4.50%, 12/01/54	6,888	6,759,337
4.50%, 03/01/55	36,095	35,337,989
5.00%, 04/01/33	1,651	1,690,421
5.00%, 06/01/33	197	201,607
5.00%, 12/01/33	372	380,868
5.00%, 07/01/35	810	831,082
5.00%, 01/01/36	417	428,353
5.00%, 01/01/37	47	47,929
5.00%, 02/01/37	47	48,094
5.00%, 02/01/38	246	252,279
5.00%, 03/01/38	1,873	1,927,855
5.00%, 12/01/38	222	228,012
5.00%, 03/01/40	58	60,424
5.00%, 08/01/40	296	304,741
5.00%, 09/01/40	1,236	1,270,855
5.00%, 08/01/41	370	380,563
5.00%, 09/01/47	251	255,528
5.00%, 03/01/48	223	227,178
5.00%, 04/01/48	3,262	3,317,764
5.00%, 05/01/48	1,028	1,046,329
5.00%, 07/01/48	680	692,162
5.00%, 10/01/48	573	582,799
5.00%, 11/01/48	556	566,735
5.00%, 04/01/49	348	354,572
5.00%, 06/01/49	266	268,959
5.00%, 09/01/53	1,834	1,850,792
5.00%, 10/01/53	4,807	4,849,819
5.00%, 11/01/54	8,683	8,744,930

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 12/01/54	$22,494	$22,458,578
5.00%, 04/01/55	6,925	6,925,875
5.50%, 02/01/34	619	640,859
5.50%, 05/01/35	616	642,715
5.50%, 06/01/35	345	360,471
5.50%, 05/01/36	442	461,856
5.50%, 07/01/36	761	795,297
5.50%, 03/01/38	777	812,461
5.50%, 04/01/38	130	136,338
5.50%, 01/01/39	366	381,091
5.50%, 11/01/39	387	405,027
5.50%, 01/01/53	27,672	28,173,243
5.50%, 07/01/53	4,196	4,341,328
5.50%, 03/01/54	30,211	30,621,242
5.50%, 05/01/54	27,190	27,599,068
5.50%, 02/01/55	2,509	2,540,646
5.50%, 04/01/55	49,752	50,790,646
5.50%, 05/01/55	93,667	95,531,881
5.50%, 06/01/55	5,470	5,591,765
5.50%, 07/01/55	27,714	28,165,097
5.50%, 09/01/55	32,923	33,407,510
5.50%, 10/01/55	21,048	21,338,465
6.00%, 10/01/36	382	399,015
6.00%, 02/01/37	324	342,589
6.00%, 11/01/37	1,325	1,406,392
6.00%, 09/01/38	19	19,776
6.00%, 01/01/53	18,484	19,010,876
6.00%, 02/01/53	17,034	17,519,602
6.00%, 12/01/53	5,033	5,159,614
6.00%, 01/01/54	32,900	33,736,420
6.00%, 02/01/54	13,795	14,124,552
6.00%, 05/01/54	13,664	14,008,461
6.00%, 09/01/54	57,720	59,584,716
6.00%, 10/01/54	20,036	20,569,895
6.00%, 02/01/55	31,221	32,119,683
6.00%, 03/01/55	30,028	30,928,941
6.00%, 04/01/55	54,234	55,745,800
6.00%, 05/01/55	44,288	45,358,668
6.00%, 06/01/55	40,605	41,890,102
6.00%, 07/01/55	42,518	43,660,878
6.00%, 08/01/55	65,688	67,410,357
6.00%, 09/01/55	137,045	141,272,179
6.37%, 08/01/41(a)	101	103,149
6.40%, 11/01/40(a)	79	80,695
6.50%, 12/01/53	2,241	2,357,303
6.50%, 03/01/54	8,294	8,575,359
6.50%, 07/01/54	4,864	5,071,750
6.50%, 08/01/54	4,597	4,805,547
6.50%, 09/01/54	28,898	30,232,693
6.50%, 10/01/54	2,527	2,625,782
6.50%, 03/01/55	3,625	3,796,428
6.50%, 07/01/55	14,214	14,828,056
6.50%, 08/01/55	45,507	47,600,220
6.50%, 09/01/55	18,898	19,762,168
6.57%, 11/01/40(a)	103	104,564
6.57%, 11/01/41(a)	127	129,184
6.61%, 12/01/38(a)	282	286,372
6.63%, 09/01/41(a)	199	202,248
6.77%, 05/01/42(a)	164	168,716
6.78%, 01/01/42(a)	3	3,190
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	$3,000	$2,860,581
Class A2, 2.92%, 06/25/32	23,000	21,458,362
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,885,501
Series K069, Class A2, 3.19%, 09/25/27(a)	6,961	6,880,092
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,980,029
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,621,726
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,952,178
Series K076, Class A2, 3.90%, 04/25/28	5,000	5,006,891
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	19,125,581
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	20,125,850
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,519,142
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,924,059
Series K092, Class A2, 3.30%, 04/25/29	414	407,016
Series K098, Class A2, 2.43%, 08/25/29	20,000	19,043,996
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,501,680
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,530,592
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,415,747
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,820,480
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,967,541
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,491,827
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,266,312
Series K117, Class A2, 1.41%, 08/25/30	15,000	13,400,952
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,026,733
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,078,048
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,772,935
Series K128, Class A2, 2.02%, 03/25/31	5,500	5,008,978
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,229,969
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,216,883
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,408,913
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,441,751
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,805,070
Series K-1514, Class A2, 2.86%, 10/25/34	13,000	11,613,948
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,346,583
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,721,662
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,967,479
Series K739, Class A2, 1.34%, 09/25/27	25,000	24,065,289
Federal National Mortgage Association
3.00%, 02/01/47	6,912	6,388,446
3.00%, 03/01/47	5,985	5,381,701
3.50%, 11/01/51	4,772	4,502,752
4.00%, 02/01/47	7,334	7,191,233
4.00%, 01/01/57	5,478	5,256,243
4.00%, 02/01/57	5,970	5,728,551
6.47%, 08/01/41(a)	83	84,771
6.53%, 10/01/41(a)	253	259,205
6.59%, 04/01/44(a)	126	127,276
6.71%, 02/01/42(a)	55	56,127
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,044	2,023,765
Series 2017-M4, Class A2, 2.66%, 12/25/26(a)	16,969	16,730,054
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	13,147	12,998,066
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,673	6,595,388
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,897	2,868,289

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	$12,268	$12,123,701
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	7,091	7,038,789
Series 2018-M2, Class A2, 3.03%, 01/25/28(a)	7,180	7,057,970
Series 2019-M2, Class A2, 3.74%, 11/25/28(a)	4,969	4,945,482
Series 2019-M22, Class A2, 2.52%, 08/25/29	21,819	20,865,314
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,670	13,441,846
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,339	3,254,171
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	15,072,062
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	18,201,910
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,952,916
Government National Mortgage Association
1.50%, 10/20/51	3,776	2,994,520
2.00%, 07/20/50	4,413	3,683,592
2.00%, 08/20/50	63,792	53,246,995
2.00%, 09/20/50	9,902	8,264,633
2.00%, 10/20/50	43,525	36,323,083
2.00%, 11/20/50	35,422	29,558,385
2.00%, 12/20/50	64,096	53,480,873
2.00%, 01/20/51	26,406	22,030,676
2.00%, 02/20/51	187,349	156,278,612
2.00%, 05/20/51	2,574	2,146,752
2.00%, 06/20/51	5,854	4,883,116
2.00%, 08/20/51	104,829	87,431,254
2.00%, 10/20/51	74,112	61,809,626
2.00%, 11/20/51	58,102	48,456,177
2.00%, 12/20/51	192,333	160,397,947
2.00%, 01/20/52	111,555	93,030,643
2.00%, 02/20/52	103,254	86,083,530
2.00%, 03/20/52	166,239	138,594,187
2.00%, 04/20/52	39,278	32,746,030
2.00%, 06/20/52	31,072	25,904,733
2.00%, 12/18/55(h)	1,243	1,034,636
2.50%, 02/15/28	19	18,545
2.50%, 10/20/31	40	39,032
2.50%, 05/20/45	2,518	2,225,327
2.50%, 11/20/46	341	301,657
2.50%, 12/20/46	10,635	9,400,678
2.50%, 01/20/47	4,959	4,382,957
2.50%, 06/20/50	12,845	11,183,150
2.50%, 08/20/50	14,146	12,130,184
2.50%, 09/20/50	31,978	27,419,837
2.50%, 01/20/51	67,013	58,305,123
2.50%, 02/20/51	112,396	97,704,989
2.50%, 04/20/51	3,553	3,088,694
2.50%, 05/20/51	232,163	201,784,951
2.50%, 06/20/51	7,088	6,160,321
2.50%, 07/20/51	198,285	172,321,408
2.50%, 08/20/51	188,459	163,773,182
2.50%, 09/20/51	3,834	3,331,975
2.50%, 10/20/51	3,484	3,027,747
2.50%, 11/20/51	28,517	24,777,471
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/20/51	$81,072	$70,441,331
2.50%, 01/20/52	36,826	31,995,059
2.50%, 02/20/52	2,931	2,546,518
2.50%, 03/20/52	157,439	136,772,955
2.50%, 04/20/52	77,843	67,625,312
2.50%, 05/20/52	22,670	19,693,839
2.50%, 07/20/52	7,251	6,298,777
2.50%, 08/20/52	14,192	12,329,190
2.50%, 09/20/52	26,704	23,198,312
2.50%, 12/20/52	6,153	5,345,010
2.50%, 10/20/53	2,193	1,905,104
2.50%, 03/20/54	3,969	3,448,206
2.50%, 12/18/55(h)	12,797	11,104,305
3.00%, 08/20/42	3,775	3,508,827
3.00%, 09/15/42	8	7,510
3.00%, 10/15/42	21	19,495
3.00%, 03/15/43	127	117,753
3.00%, 06/15/43	21	19,513
3.00%, 07/15/43	54	50,039
3.00%, 09/20/43	4,369	4,058,104
3.00%, 11/15/43	412	381,766
3.00%, 01/15/44	3,831	3,555,104
3.00%, 08/20/44	11,104	10,313,933
3.00%, 10/15/44	91	88,063
3.00%, 03/20/45	3,632	3,331,565
3.00%, 05/20/45	14,982	13,742,001
3.00%, 06/20/45	4,931	4,522,683
3.00%, 07/20/45	9,913	9,092,146
3.00%, 10/20/45	3,394	3,113,444
3.00%, 11/20/45	2,168	1,988,706
3.00%, 12/20/45	3,978	3,648,955
3.00%, 02/20/46	11,901	10,916,081
3.00%, 04/20/46	5,405	4,942,929
3.00%, 05/20/46	8,918	8,155,360
3.00%, 06/20/46	10,613	9,705,265
3.00%, 07/20/46	14,908	13,632,275
3.00%, 08/20/46	26,244	23,998,717
3.00%, 09/20/46	19,619	17,941,050
3.00%, 11/20/46	5,323	4,867,373
3.00%, 12/15/46	6,818	6,165,163
3.00%, 12/20/46	30,733	28,103,921
3.00%, 01/20/47	1,617	1,479,003
3.00%, 02/15/47	9,636	8,813,127
3.00%, 02/20/47	9,884	9,051,089
3.00%, 03/20/47	9,021	8,248,992
3.00%, 04/20/47	198	181,344
3.00%, 06/20/47	4,341	3,974,231
3.00%, 09/20/47	255	233,147
3.00%, 10/20/47	5,267	4,813,603
3.00%, 11/20/47	96	87,555
3.00%, 12/20/47	2,287	2,090,283
3.00%, 02/20/48	4,243	3,856,200
3.00%, 03/20/48	14	13,199
3.00%, 03/20/49	8,948	8,182,827
3.00%, 07/20/49	7,156	6,491,749
3.00%, 09/20/49	21,896	19,853,449
3.00%, 10/15/49	7,589	6,850,060
3.00%, 10/20/49	11,643	10,567,688
3.00%, 11/20/49	130	117,894
3.00%, 12/20/49	69,293	62,803,799
3.00%, 01/20/50	36,919	33,457,326

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/20/50	$45,917	$41,606,752
3.00%, 07/20/50	23,834	21,577,632
3.00%, 02/20/51	1,464	1,324,371
3.00%, 03/20/51	8,749	7,914,685
3.00%, 06/20/51	555	501,902
3.00%, 08/20/51	61,025	55,129,023
3.00%, 09/20/51	20,037	18,099,742
3.00%, 10/20/51	22,997	20,771,846
3.00%, 11/20/51	39,330	35,520,909
3.00%, 12/20/51	47,048	42,487,772
3.00%, 02/20/52	44,441	40,126,960
3.00%, 03/20/52	36,975	33,181,236
3.00%, 04/20/52	31,792	28,528,373
3.00%, 05/20/52	44,575	40,244,375
3.00%, 06/20/52	47,032	42,463,204
3.00%, 07/20/52	32,078	28,997,116
3.00%, 08/20/52	10,722	9,680,512
3.00%, 09/20/52	14,462	13,057,388
3.00%, 11/20/52	2,082	1,879,834
3.00%, 12/18/55(h)	13,307	12,003,946
3.50%, 11/20/40	48	45,164
3.50%, 12/20/40	34	32,158
3.50%, 05/20/41	67	63,466
3.50%, 09/15/41	116	110,127
3.50%, 10/15/41	176	166,281
3.50%, 12/15/41	1,172	1,109,922
3.50%, 04/15/42	77	72,936
3.50%, 08/20/42	6,736	6,382,148
3.50%, 09/15/42	238	226,151
3.50%, 09/20/42	8,010	7,588,758
3.50%, 10/15/42	194	184,164
3.50%, 10/20/42	21,489	20,360,032
3.50%, 11/15/42	327	310,140
3.50%, 11/20/42	18,702	17,719,724
3.50%, 12/15/42	486	460,210
3.50%, 12/20/42	6,608	6,260,608
3.50%, 02/15/43	314	297,654
3.50%, 02/20/43	126	119,609
3.50%, 03/15/43	308	291,001
3.50%, 03/20/43	567	537,561
3.50%, 04/15/43	16	14,937
3.50%, 04/20/43	151	143,556
3.50%, 05/15/43	597	564,997
3.50%, 06/15/43	8,270	7,831,897
3.50%, 08/20/43	104	98,761
3.50%, 09/20/43	51	48,481
3.50%, 10/20/43	140	132,350
3.50%, 01/15/44	94	89,309
3.50%, 01/20/44	4,286	4,060,185
3.50%, 02/20/44	1,390	1,316,708
3.50%, 03/20/44	835	791,006
3.50%, 07/20/44	23	22,093
3.50%, 08/15/44	20	18,452
3.50%, 08/20/44	4,516	4,273,423
3.50%, 09/15/44	57	54,125
3.50%, 09/20/44	8,194	7,753,904
3.50%, 10/15/44	135	127,282
3.50%, 10/20/44	1,230	1,163,413
3.50%, 11/20/44	12	11,025
3.50%, 12/20/44	768	726,390
3.50%, 01/15/45	49	46,367
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/45	$108	$102,545
3.50%, 03/15/45	68	63,842
3.50%, 04/20/45	7,906	7,424,041
3.50%, 05/20/45	3,019	2,802,351
3.50%, 06/15/45	32	29,666
3.50%, 06/20/45	4,451	4,179,442
3.50%, 07/20/45	114	106,810
3.50%, 08/20/45	363	338,932
3.50%, 09/20/45	11,562	10,856,154
3.50%, 10/20/45	1,127	1,057,956
3.50%, 11/20/45	8,268	7,764,216
3.50%, 12/20/45	4,586	4,306,303
3.50%, 03/20/46	16,829	15,800,248
3.50%, 04/20/46	7,450	6,995,095
3.50%, 06/20/46	32,763	30,761,101
3.50%, 07/20/46	197	185,061
3.50%, 08/15/46	43	40,655
3.50%, 11/20/46	337	316,377
3.50%, 12/20/46	9,586	8,999,943
3.50%, 01/15/47	35	32,430
3.50%, 01/20/47	2,262	2,123,892
3.50%, 02/20/47	38,473	36,121,623
3.50%, 03/20/47	14,347	13,470,828
3.50%, 04/20/47	12,733	11,955,144
3.50%, 06/20/47	2,818	2,645,564
3.50%, 07/20/47	354	332,407
3.50%, 08/20/47	18,467	17,347,042
3.50%, 09/15/47	40	37,213
3.50%, 09/20/47	26,842	25,203,680
3.50%, 10/20/47	11,454	10,686,045
3.50%, 11/15/47	16	14,756
3.50%, 11/20/47	16,056	15,075,806
3.50%, 12/15/47	5	4,779
3.50%, 12/20/47	8,476	7,786,902
3.50%, 01/20/48	7,770	7,295,283
3.50%, 02/20/48	2,623	2,462,507
3.50%, 04/20/48	25,728	24,085,398
3.50%, 05/15/48	231	216,140
3.50%, 05/20/48	17,913	16,819,117
3.50%, 08/20/48	3,344	3,134,192
3.50%, 09/20/48	1,580	1,483,703
3.50%, 11/20/48	2,711	2,540,743
3.50%, 01/20/49	4,412	4,142,637
3.50%, 06/20/49	544	508,518
3.50%, 09/20/49	4,417	4,127,419
3.50%, 10/20/49	5,610	5,242,369
3.50%, 01/20/50	22,266	20,807,519
3.50%, 03/20/50	6,203	5,796,950
3.50%, 08/20/50	4,991	4,667,152
3.50%, 10/20/51	2,083	1,940,880
3.50%, 01/20/52	8,142	7,585,011
3.50%, 02/20/52	15,167	14,129,336
3.50%, 04/20/52	1,502	1,399,744
3.50%, 05/20/52	28,489	26,501,124
3.50%, 07/20/52	37,611	34,980,001
3.50%, 08/20/52	6,950	6,464,412
3.50%, 10/20/52	12,388	11,519,030
3.50%, 12/20/52	9,073	8,438,478
3.50%, 01/20/53	32,773	30,478,275
3.50%, 05/20/53	21,275	19,881,306
3.50%, 06/20/53	19,860	18,570,876

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/20/53	$38,276	$35,791,386
3.50%, 12/18/55(h)	51,776	47,458,281
4.00%, 06/15/39	4	4,233
4.00%, 09/20/40	1,708	1,672,573
4.00%, 01/15/41	1	621
4.00%, 01/20/41	559	547,753
4.00%, 02/15/41	1,401	1,371,106
4.00%, 05/20/41	11	10,530
4.00%, 07/15/41	659	644,195
4.00%, 09/15/41	15	14,829
4.00%, 09/20/41	746	730,444
4.00%, 10/15/41	272	265,789
4.00%, 11/15/41	146	143,319
4.00%, 12/15/41	605	592,502
4.00%, 12/20/41	2,507	2,454,814
4.00%, 01/15/42	60	58,785
4.00%, 01/20/42	1,092	1,069,375
4.00%, 02/15/42	256	251,253
4.00%, 03/15/42	1,336	1,306,633
4.00%, 04/15/42	425	415,113
4.00%, 09/20/42	550	538,336
4.00%, 08/15/43	11	10,456
4.00%, 10/20/43	2,710	2,650,412
4.00%, 03/15/44	69	66,549
4.00%, 04/15/44	28	27,107
4.00%, 06/15/44	99	96,422
4.00%, 08/15/44	9	8,271
4.00%, 08/20/44	193	187,759
4.00%, 09/15/44	2	1,748
4.00%, 10/15/44	9	8,541
4.00%, 10/20/44	3,613	3,514,812
4.00%, 12/20/44	242	235,357
4.00%, 01/20/45	5,723	5,567,458
4.00%, 08/20/45	3,187	3,097,645
4.00%, 09/20/45	3,755	3,649,594
4.00%, 10/20/45	445	432,439
4.00%, 01/20/46	1,696	1,648,001
4.00%, 03/20/46	8,292	8,058,394
4.00%, 07/20/46	1,791	1,735,256
4.00%, 08/20/46	18	17,045
4.00%, 09/20/46	410	397,078
4.00%, 11/20/46	3,975	3,858,697
4.00%, 12/15/46	3,366	3,268,329
4.00%, 04/20/47	13,486	13,041,455
4.00%, 06/20/47	5,437	5,257,593
4.00%, 07/20/47	23,642	22,862,915
4.00%, 08/20/47	1,156	1,118,051
4.00%, 11/20/47	14,285	13,814,993
4.00%, 12/20/47	34	32,952
4.00%, 01/20/48	115	110,801
4.00%, 03/15/48	33	32,526
4.00%, 03/20/48	16,631	16,083,230
4.00%, 04/20/48	8,904	8,603,823
4.00%, 05/15/48	1,422	1,372,813
4.00%, 05/20/48	9,498	9,177,141
4.00%, 08/20/48	14,878	14,378,528
4.00%, 09/20/48	7,657	7,401,389
4.00%, 10/20/48	453	437,667
4.00%, 11/20/48	12,663	12,235,960
4.00%, 02/20/49	5,558	5,371,904
4.00%, 03/20/49	225	217,309
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/49	$962	$927,099
4.00%, 06/15/49	563	541,707
4.00%, 06/20/49	1,377	1,325,663
4.00%, 09/15/49	1,568	1,515,157
4.00%, 01/20/50	55,692	53,654,399
4.00%, 02/20/50	22,212	21,399,675
4.00%, 07/20/50	4,055	3,920,594
4.00%, 07/20/52	7,423	7,106,765
4.00%, 09/20/52	69,000	66,064,200
4.00%, 10/20/52	33,801	32,392,823
4.00%, 12/20/52	14,565	13,945,096
4.00%, 03/20/53	8,268	7,916,457
4.00%, 10/20/53	6,209	5,957,029
4.00%, 12/18/55(h)	122,261	115,903,005
4.50%, 04/15/39	231	233,562
4.50%, 08/15/39	1,112	1,121,366
4.50%, 11/20/39	582	586,083
4.50%, 01/20/40	157	158,197
4.50%, 06/15/40	1,106	1,114,139
4.50%, 07/15/40	536	539,730
4.50%, 08/15/40	781	786,576
4.50%, 08/20/40	968	974,892
4.50%, 09/15/40	943	949,134
4.50%, 10/20/40	2,371	2,386,999
4.50%, 06/20/41	2,100	2,114,042
4.50%, 07/20/41	10,812	10,885,009
4.50%, 09/20/41	1,440	1,449,432
4.50%, 12/20/41	293	295,497
4.50%, 11/20/45	2,490	2,491,788
4.50%, 02/15/46	3	2,912
4.50%, 08/20/46	3,076	3,079,752
4.50%, 09/20/46	475	476,493
4.50%, 10/20/46	2,293	2,295,309
4.50%, 11/20/46	852	852,727
4.50%, 12/20/46	352	352,446
4.50%, 02/20/47	370	369,919
4.50%, 04/20/47	420	419,701
4.50%, 05/20/47	410	409,451
4.50%, 06/20/47	954	952,244
4.50%, 07/20/47	2,140	2,137,067
4.50%, 10/20/47	666	663,016
4.50%, 04/20/48	1,594	1,587,908
4.50%, 05/20/48	4,040	4,024,725
4.50%, 06/20/48	4,436	4,411,775
4.50%, 07/20/48	5,728	5,696,986
4.50%, 08/20/48	9,215	9,164,070
4.50%, 09/20/48	464	461,608
4.50%, 10/20/48	479	475,947
4.50%, 11/20/48	133	132,704
4.50%, 12/20/48	5,003	4,950,792
4.50%, 01/20/49	136	135,328
4.50%, 02/20/49	1,393	1,385,396
4.50%, 03/20/49	1,983	1,972,366
4.50%, 05/20/49	470	466,879
4.50%, 06/20/49	6,287	6,252,279
4.50%, 07/20/49	4,652	4,626,264
4.50%, 08/20/49	1,852	1,842,056
4.50%, 07/20/52	3,839	3,783,985
4.50%, 08/20/52	84,788	83,504,454
4.50%, 09/20/52	14,038	13,836,072
4.50%, 12/20/52	9,927	9,772,288

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/20/53	$64,710	$63,646,027
4.50%, 05/20/53	33,167	32,638,922
4.50%, 06/20/53	54,459	53,538,993
4.50%, 04/20/54	29,456	28,863,423
4.50%, 10/20/54	93,068	91,163,099
4.50%, 11/20/54	51,982	50,911,336
4.50%, 12/18/55(h)	65,161	63,721,603
5.00%, 12/15/36	283	290,196
5.00%, 01/15/39	937	965,837
5.00%, 07/15/39	1,609	1,659,536
5.00%, 05/15/40	616	634,204
5.00%, 07/20/40	3,232	3,316,519
5.00%, 08/20/40	1,235	1,267,383
5.00%, 05/15/47	931	944,748
5.00%, 06/15/47	100	101,462
5.00%, 11/15/47	339	344,134
5.00%, 12/15/47	246	249,552
5.00%, 01/15/48	321	325,554
5.00%, 02/15/48	463	470,018
5.00%, 03/20/48	861	874,423
5.00%, 04/20/48	2,975	3,019,497
5.00%, 05/20/48	3,192	3,236,132
5.00%, 10/20/48	65	66,415
5.00%, 11/20/48	1,138	1,153,395
5.00%, 12/20/48	2,118	2,146,848
5.00%, 01/20/49	3,587	3,636,833
5.00%, 04/20/49	8,326	8,441,802
5.00%, 05/20/49	967	980,233
5.00%, 06/20/49	7,328	7,429,476
5.00%, 07/20/52	3,896	3,916,633
5.00%, 09/20/52	4,932	4,963,482
5.00%, 11/20/52	4,244	4,264,275
5.00%, 12/20/52	34,297	34,458,814
5.00%, 01/20/53	40,681	40,867,460
5.00%, 02/20/53	6,406	6,434,266
5.00%, 04/20/53	26,329	26,439,480
5.00%, 05/20/53	67,496	67,795,998
5.00%, 06/20/53	7,303	7,325,705
5.00%, 07/20/53	77,830	78,186,058
5.00%, 11/20/53	18,021	18,067,812
5.00%, 05/20/54	529	529,318
5.00%, 09/20/54	30,447	30,431,136
5.00%, 10/20/54	49,603	49,568,922
5.00%, 11/20/54	113,203	113,124,293
5.00%, 12/20/54	183,329	183,144,859
5.00%, 06/20/55	2,969	2,967,131
5.00%, 12/18/55(h)	39,555	39,507,435
5.50%, 03/15/36	439	457,253
5.50%, 06/20/38	511	534,707
5.50%, 03/20/39	765	801,476
5.50%, 12/15/39	182	191,489
5.50%, 01/15/40	1,847	1,942,669
5.50%, 04/20/48	182	188,728
5.50%, 12/20/52	58,748	59,722,614
5.50%, 01/20/53	18,317	18,618,902
5.50%, 03/20/53	30,753	31,238,246
5.50%, 04/20/53	90,977	92,391,537
5.50%, 05/20/53	8,544	8,675,688
5.50%, 06/20/53	29,875	30,332,458
5.50%, 07/20/53	41,746	42,471,968
5.50%, 09/20/53	118,651	120,496,656
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 10/20/53	$38,237	$38,803,415
5.50%, 04/20/54	24,965	25,246,933
5.50%, 05/20/54	1,693	1,712,906
5.50%, 07/20/54	6,680	6,755,883
5.50%, 08/20/54	79,506	80,462,980
5.50%, 10/20/54	63,413	64,093,710
5.50%, 11/20/54	62,032	62,692,216
5.50%, 12/20/54	33,267	33,617,742
5.50%, 01/20/55	48,329	48,834,150
5.50%, 02/20/55	45,189	45,658,885
5.50%, 06/20/55	5,554	5,611,579
5.50%, 08/20/55	1,984	2,004,848
5.50%, 12/18/55(h)	105,799	106,844,046
6.00%, 03/15/37	1,395	1,483,766
6.00%, 09/20/38	579	612,140
6.00%, 11/15/39	246	263,971
6.00%, 02/20/53	7,546	7,763,473
6.00%, 09/20/53	18,967	19,439,042
6.00%, 10/20/53	29,228	29,955,943
6.00%, 02/20/54	4,185	4,289,415
6.00%, 06/20/54	39,240	40,004,731
6.00%, 07/20/54	64,819	66,082,493
6.00%, 08/20/54	202,134	206,074,137
6.00%, 09/20/54	119,513	121,842,123
6.00%, 12/15/54(h)	45,263	46,132,061
6.00%, 04/20/55	60,526	61,672,082
6.00%, 07/20/55	8,737	8,920,112
6.00%, 09/20/55	39,646	40,545,687
6.50%, 10/20/38	848	913,096
6.50%, 03/20/53	9,969	10,293,023
6.50%, 05/20/53	8,530	8,807,544
6.50%, 06/20/54	13,868	14,274,329
6.50%, 07/20/54	45,595	46,930,814
6.50%, 12/15/54(h)	56,604	58,348,413
6.50%, 01/15/55(h)	21,465	22,091,319
6.50%, 06/20/55	103,835	107,139,616
6.50%, 07/20/55	36,488	37,631,679
6.50%, 08/20/55	71,084	73,388,935
6.50%, 09/20/55	66,848	69,035,413
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	13,676	12,365,957
1.50%, 04/01/36	244	220,577
1.50%, 07/01/36	2,499	2,257,486
1.50%, 10/01/36	10,090	9,107,244
1.50%, 01/01/37	4,251	3,834,241
1.50%, 02/01/37	122,125	110,113,734
1.50%, 03/01/37	125,417	112,967,239
1.50%, 04/01/37	19,312	17,394,720
1.50%, 05/01/37	5,365	4,832,779
1.50%, 08/01/37	9,998	9,014,448
1.50%, 11/01/37	42,037	37,864,526
1.50%, 12/16/40(h)	123,138	110,913,274
1.50%, 11/01/50	78,325	60,938,461
1.50%, 01/01/51	21,961	17,084,543
1.50%, 04/01/51	7,944	6,178,198
1.50%, 05/01/51	88,659	68,949,151
1.50%, 07/01/51	122,327	95,130,439
1.50%, 11/01/51	79,880	62,103,503
1.50%, 04/01/52	8,245	6,410,933
1.50%, 12/11/55(h)	64,650	50,115,574
2.00%, 10/01/35	22,137	20,659,810

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/35	$10,062	$9,411,051
2.00%, 12/01/35	50,535	47,096,392
2.00%, 01/01/36	3,614	3,366,456
2.00%, 02/01/36	252,254	235,145,693
2.00%, 03/01/36	51,833	48,194,530
2.00%, 04/01/36	347	322,803
2.00%, 05/01/36	56,979	52,954,055
2.00%, 06/01/36	31,647	29,352,114
2.00%, 07/01/36	12,349	11,444,731
2.00%, 08/01/36	19,240	17,853,361
2.00%, 09/01/36	21,418	19,845,646
2.00%, 10/01/36	27,436	25,420,313
2.00%, 11/01/36	37,422	34,682,276
2.00%, 12/01/36	65,986	61,110,455
2.00%, 01/01/37	95,807	88,750,475
2.00%, 02/01/37	57,302	53,100,476
2.00%, 03/01/37	26,667	24,660,894
2.00%, 04/01/37	117,550	108,663,038
2.00%, 05/01/37	49,218	45,489,089
2.00%, 06/01/37	103,886	96,184,868
2.00%, 08/01/37	14,641	13,558,103
2.00%, 10/01/37	7,627	7,049,196
2.00%, 12/16/40(h)	213,839	197,659,144
2.00%, 05/01/50	26,505	21,870,770
2.00%, 06/01/50	59,077	48,726,872
2.00%, 07/01/50	51,250	42,253,212
2.00%, 09/01/50	56,255	46,487,191
2.00%, 10/01/50	137,248	113,221,672
2.00%, 11/01/50	2,187	1,799,402
2.00%, 12/01/50	199,820	165,723,935
2.00%, 01/01/51	85,253	70,871,438
2.00%, 02/01/51	400,273	329,046,440
2.00%, 03/01/51	421,491	347,250,586
2.00%, 04/01/51	500,267	412,278,837
2.00%, 05/01/51	106,604	87,972,680
2.00%, 06/01/51	248,839	205,116,766
2.00%, 07/01/51	262,900	216,466,660
2.00%, 08/01/51	144,479	118,244,780
2.00%, 09/01/51	47,939	39,326,428
2.00%, 10/01/51	598,938	492,144,046
2.00%, 11/01/51	467,131	383,832,154
2.00%, 12/01/51	398,483	327,022,669
2.00%, 01/01/52	209,873	172,016,333
2.00%, 02/01/52	530,017	433,974,808
2.00%, 03/01/52	436,959	357,348,363
2.00%, 04/01/52	76,045	62,262,483
2.00%, 05/01/52	49,443	40,534,849
2.00%, 06/01/52	70,013	57,342,487
2.00%, 07/01/52	8,878	7,274,573
2.00%, 08/01/52	7,434	6,085,071
2.00%, 10/01/52	68,672	56,284,044
2.00%, 12/01/53	21,712	17,772,889
2.00%, 12/13/53(h)	65,356	53,164,686
2.50%, 05/01/27	207	204,099
2.50%, 10/01/27	276	272,431
2.50%, 01/01/28	41	40,174
2.50%, 03/01/28	62	60,932
2.50%, 06/01/28	11	11,079
2.50%, 09/01/28	32	31,691
2.50%, 12/01/28	15	14,914
2.50%, 09/01/29	29	28,328
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/29	$508	$499,990
2.50%, 02/01/30	547	532,695
2.50%, 03/01/30	1,995	1,944,912
2.50%, 04/01/30	111	108,435
2.50%, 06/01/30	309	301,460
2.50%, 07/01/30	606	590,065
2.50%, 08/01/30	1,748	1,701,195
2.50%, 09/01/30	641	624,662
2.50%, 12/01/30	1,215	1,181,443
2.50%, 01/01/31	836	812,930
2.50%, 04/01/31	468	454,268
2.50%, 05/01/31	14	13,353
2.50%, 09/01/31	2,674	2,589,991
2.50%, 10/01/31	22,259	21,618,096
2.50%, 12/01/31	4,481	4,341,225
2.50%, 01/01/32	8,857	8,580,190
2.50%, 02/01/32	10,171	9,859,687
2.50%, 03/01/32	4,231	4,093,410
2.50%, 04/01/32	23,949	23,220,342
2.50%, 05/01/32	15,927	15,439,172
2.50%, 06/01/32	427	414,286
2.50%, 07/01/32	6,378	6,189,204
2.50%, 09/01/32	2,545	2,469,366
2.50%, 10/01/32	476	458,816
2.50%, 11/01/32	366	350,768
2.50%, 12/01/32	4,861	4,679,058
2.50%, 01/01/33	11,981	11,665,617
2.50%, 03/01/33	79	75,253
2.50%, 07/01/33	80	77,293
2.50%, 08/01/34	270	260,412
2.50%, 10/01/34	79	76,113
2.50%, 11/01/34	15,691	14,929,258
2.50%, 07/01/35	8,985	8,563,531
2.50%, 09/01/35	17,463	16,627,579
2.50%, 10/01/35	55,379	52,773,055
2.50%, 03/01/36	16,348	15,548,705
2.50%, 04/01/36	1,075	1,021,606
2.50%, 05/01/36	14,567	13,820,402
2.50%, 07/01/36	24,602	23,328,910
2.50%, 08/01/36	55,546	52,619,178
2.50%, 10/01/36	978	928,301
2.50%, 02/01/37	3,179	3,012,464
2.50%, 03/01/37	10,724	10,130,960
2.50%, 04/01/37	62,656	59,216,823
2.50%, 05/01/37	50,675	47,872,309
2.50%, 06/01/37	24,821	23,465,562
2.50%, 12/16/40(h)	107,320	101,405,573
2.50%, 05/01/43	175	157,623
2.50%, 02/01/47	622	546,040
2.50%, 04/01/47	7,813	6,857,148
2.50%, 12/01/47	152	133,295
2.50%, 05/01/50	78,000	67,152,524
2.50%, 07/01/50	35,774	31,185,962
2.50%, 08/01/50	51,726	45,018,252
2.50%, 09/01/50	126,492	109,595,157
2.50%, 10/01/50	154,493	133,614,172
2.50%, 11/01/50	180,138	155,708,188
2.50%, 12/01/50	69,640	59,624,616
2.50%, 01/01/51	129,794	111,202,304
2.50%, 02/01/51	49,563	42,637,966
2.50%, 03/01/51	63,296	54,059,373

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/51	$47,748	$40,879,269
2.50%, 05/01/51	43,969	37,853,398
2.50%, 06/01/51	6,130	5,267,500
2.50%, 07/01/51	322,237	276,576,876
2.50%, 08/01/51	267,700	230,538,162
2.50%, 09/01/51	124,596	107,110,122
2.50%, 10/01/51	199,273	171,354,751
2.50%, 11/01/51	83,286	71,778,610
2.50%, 12/01/51	367,346	316,387,840
2.50%, 01/01/52	412,971	353,782,262
2.50%, 02/01/52	324,360	278,185,684
2.50%, 03/01/52	140,396	120,336,243
2.50%, 04/01/52	263,367	225,628,215
2.50%, 05/01/52	104,434	89,377,115
2.50%, 06/01/52	11,794	10,092,448
2.50%, 07/01/52	154,478	132,122,487
2.50%, 08/01/52	10,229	8,752,083
2.50%, 04/01/53	123,466	105,661,311
2.50%, 01/01/54	28,043	24,043,067
2.50%, 12/11/55(h)	129,326	110,013,143
3.00%, 10/01/26	8	8,209
3.00%, 01/01/27	255	252,524
3.00%, 02/01/27	1	1,168
3.00%, 10/01/27	645	637,963
3.00%, 11/01/27	336	332,058
3.00%, 12/01/27	21	20,834
3.00%, 03/01/29	60	59,035
3.00%, 07/01/29	87	85,492
3.00%, 09/01/29	47	46,769
3.00%, 10/01/29	13	12,524
3.00%, 01/01/30	34	33,833
3.00%, 03/01/30	11,136	10,992,234
3.00%, 04/01/30	1,699	1,670,262
3.00%, 06/01/30	222	219,253
3.00%, 07/01/30	1,391	1,366,731
3.00%, 08/01/30	5,192	5,099,456
3.00%, 09/01/30	6,711	6,592,555
3.00%, 10/01/30	2,937	2,884,289
3.00%, 11/01/30	747	733,425
3.00%, 12/01/30	2,186	2,145,155
3.00%, 01/01/31	6,626	6,516,367
3.00%, 02/01/31	4,841	4,754,278
3.00%, 03/01/31	3,367	3,306,706
3.00%, 04/01/31	509	499,946
3.00%, 05/01/31	152	148,950
3.00%, 06/01/31	3,021	2,963,777
3.00%, 07/01/31	893	874,338
3.00%, 09/01/31	2,831	2,776,674
3.00%, 10/01/31	597	585,313
3.00%, 12/01/31	3,609	3,559,252
3.00%, 01/01/32	5,158	5,055,582
3.00%, 02/01/32	9,412	9,231,211
3.00%, 03/01/32	1,398	1,367,005
3.00%, 04/01/32	94	91,960
3.00%, 05/01/32	2,277	2,221,209
3.00%, 06/01/32	3,099	3,041,086
3.00%, 08/01/32	1,935	1,891,533
3.00%, 09/01/32	526	516,044
3.00%, 11/01/32	3,266	3,191,181
3.00%, 12/01/32	6,342	6,191,393
3.00%, 02/01/33	3,518	3,435,658
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/33	$333	$323,910
3.00%, 09/01/33	175	170,349
3.00%, 10/01/33	3,167	3,081,488
3.00%, 07/01/34	2,404	2,332,238
3.00%, 08/01/34	314	303,580
3.00%, 09/01/34	3,765	3,654,441
3.00%, 11/01/34	2,650	2,569,989
3.00%, 12/01/34	9,443	9,142,207
3.00%, 03/01/35	2,499	2,423,508
3.00%, 04/01/35	15,759	15,271,042
3.00%, 06/01/35	323	313,409
3.00%, 07/01/35	2,026	1,963,943
3.00%, 09/01/35	9,315	9,136,782
3.00%, 10/01/35	6,700	6,492,327
3.00%, 12/01/35	3,948	3,843,824
3.00%, 02/01/37	4,951	4,771,168
3.00%, 04/01/37	8,448	8,130,611
3.00%, 06/01/37	1,450	1,408,779
3.00%, 07/01/37	12,740	12,316,981
3.00%, 09/01/37	3,443	3,318,050
3.00%, 07/01/38	16,521	15,900,341
3.00%, 11/01/38	54,423	52,377,943
3.00%, 08/01/42	187	173,823
3.00%, 09/01/42	64	58,739
3.00%, 10/01/42	2,696	2,506,183
3.00%, 11/01/42	2,082	1,935,444
3.00%, 12/01/42	11,211	10,422,649
3.00%, 01/01/43	5,310	4,937,218
3.00%, 02/01/43	194	180,266
3.00%, 03/01/43	8,035	7,431,788
3.00%, 04/01/43	8,575	7,929,856
3.00%, 05/01/43	3,233	2,992,407
3.00%, 06/01/43	1,733	1,601,705
3.00%, 07/01/43	1,235	1,143,923
3.00%, 08/01/43	2,160	1,996,815
3.00%, 09/01/43	5,177	4,785,112
3.00%, 01/01/44	7,178	6,634,364
3.00%, 10/01/44	22,511	20,806,034
3.00%, 12/01/44	6	5,330
3.00%, 01/01/45	2,280	2,106,761
3.00%, 02/01/45	221	202,511
3.00%, 03/01/45	9,638	8,907,805
3.00%, 04/01/45	76	70,140
3.00%, 05/01/45	9,459	8,681,519
3.00%, 06/01/45	47	43,318
3.00%, 08/01/45	101	92,480
3.00%, 09/01/45	730	668,016
3.00%, 11/01/45	1,653	1,513,569
3.00%, 12/01/45	168	154,262
3.00%, 01/01/46	431	394,672
3.00%, 04/01/46	2,460	2,252,574
3.00%, 06/01/46	48	44,065
3.00%, 07/01/46	61,273	56,117,464
3.00%, 08/01/46	10,529	9,600,305
3.00%, 10/01/46	3,255	2,973,408
3.00%, 11/01/46	40,328	36,784,859
3.00%, 12/01/46	91,381	83,179,710
3.00%, 01/01/47	33,699	30,774,219
3.00%, 02/01/47	55,641	50,611,917
3.00%, 03/01/47	30,409	27,660,562
3.00%, 05/01/47	1,175	1,067,424

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/47	$13,887	$12,632,397
3.00%, 08/01/47	4,321	3,930,253
3.00%, 12/01/47	21,889	19,951,919
3.00%, 03/01/48	3,603	3,272,851
3.00%, 04/01/48	107	95,328
3.00%, 09/01/48	340	309,145
3.00%, 11/01/48	38,823	35,285,777
3.00%, 02/01/49	17,678	16,190,481
3.00%, 09/01/49	8,098	7,339,989
3.00%, 11/01/49	13,015	11,755,583
3.00%, 12/01/49	25,184	22,725,003
3.00%, 02/01/50	6,657	5,938,765
3.00%, 03/01/50	16,446	14,840,785
3.00%, 04/01/50	13,572	12,247,129
3.00%, 06/01/50	45,029	40,494,377
3.00%, 07/01/50	44,705	40,179,784
3.00%, 08/01/50	41,708	37,818,997
3.00%, 09/01/50	8,591	7,716,178
3.00%, 10/01/50	120,564	107,683,988
3.00%, 11/01/50	16,168	14,523,459
3.00%, 12/01/50	7,480	6,715,748
3.00%, 01/01/51	23,510	21,194,671
3.00%, 03/01/51	3,559	3,191,988
3.00%, 05/01/51	56,968	51,628,188
3.00%, 06/01/51	66,392	59,632,381
3.00%, 07/01/51	37,442	33,622,723
3.00%, 08/01/51	53,108	47,436,819
3.00%, 10/01/51	7,477	6,642,737
3.00%, 11/01/51	15,368	13,754,506
3.00%, 12/01/51	21,485	19,317,030
3.00%, 01/01/52	67,673	60,588,664
3.00%, 02/01/52	81,211	73,060,256
3.00%, 03/01/52	118,029	105,629,285
3.00%, 04/01/52	164,281	147,340,639
3.00%, 05/01/52	100,977	90,276,636
3.00%, 07/01/52	196,259	175,023,388
3.00%, 08/01/52	25,267	22,655,073
3.00%, 10/01/53	25,990	23,170,654
3.00%, 12/11/55(h)	129,397	114,906,747
3.50%, 01/01/27	42	41,467
3.50%, 11/01/28	36	35,561
3.50%, 01/01/29	86	85,775
3.50%, 11/01/29	38	37,523
3.50%, 12/01/29	369	366,144
3.50%, 07/01/30	2,117	2,098,942
3.50%, 10/01/30	557	552,514
3.50%, 11/01/30	166	164,261
3.50%, 03/01/31	1,219	1,208,689
3.50%, 06/01/31	3,110	3,082,563
3.50%, 01/01/32	4,404	4,360,560
3.50%, 02/01/32	581	574,221
3.50%, 05/01/32	2,294	2,266,878
3.50%, 06/01/32	2,197	2,171,075
3.50%, 07/01/32	870	859,340
3.50%, 08/01/32	507	500,992
3.50%, 09/01/32	1,033	1,023,289
3.50%, 10/01/32	488	482,025
3.50%, 11/01/32	607	599,930
3.50%, 12/01/32	75	74,522
3.50%, 02/01/33	389	383,444
3.50%, 03/01/33	2,656	2,623,908
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/33	$3,155	$3,117,072
3.50%, 05/01/33	2,317	2,284,833
3.50%, 06/01/33	2,889	2,846,450
3.50%, 10/01/33	395	388,784
3.50%, 01/01/34	783	769,777
3.50%, 02/01/34	13,837	13,640,557
3.50%, 03/01/34	431	423,545
3.50%, 04/01/34	1,025	1,010,357
3.50%, 05/01/34	1,373	1,348,244
3.50%, 07/01/34	1,092	1,082,757
3.50%, 08/01/34	3,686	3,619,342
3.50%, 01/01/35	2,517	2,471,146
3.50%, 05/01/35	189	186,423
3.50%, 09/01/37	20,047	19,545,574
3.50%, 07/01/38	28,412	27,688,520
3.50%, 08/01/38	722	699,838
3.50%, 09/01/38	1,268	1,228,850
3.50%, 11/01/38	17,906	17,449,430
3.50%, 11/01/40	189	182,008
3.50%, 12/16/40(h)	4,165	4,051,107
3.50%, 02/01/41	205	196,034
3.50%, 02/01/42	6,038	5,758,886
3.50%, 03/01/42	46	43,468
3.50%, 04/01/42	23	21,759
3.50%, 05/01/42	2,080	1,991,345
3.50%, 08/01/42	352	337,702
3.50%, 09/01/42	12,215	11,663,447
3.50%, 11/01/42	7,523	7,183,698
3.50%, 12/01/42	2,699	2,581,435
3.50%, 01/01/43	76	73,313
3.50%, 02/01/43	384	370,227
3.50%, 04/01/43	71	68,509
3.50%, 05/01/43	98	93,642
3.50%, 06/01/43	2,802	2,680,515
3.50%, 08/01/43	55	53,002
3.50%, 10/01/43	3,027	2,889,837
3.50%, 09/01/44	171	164,240
3.50%, 10/01/44	3,607	3,444,324
3.50%, 01/01/45	78	74,277
3.50%, 02/01/45	4,342	4,152,190
3.50%, 03/01/45	16,335	15,516,734
3.50%, 05/01/45	18,891	17,992,432
3.50%, 06/01/45	74	70,159
3.50%, 07/01/45	7,780	7,407,492
3.50%, 08/01/45	2,984	2,842,247
3.50%, 10/01/45	1,512	1,443,092
3.50%, 11/01/45	219	206,645
3.50%, 12/01/45	28,773	27,232,388
3.50%, 01/01/46	12,465	11,901,885
3.50%, 02/01/46	13,252	12,505,229
3.50%, 03/01/46	15,810	14,982,174
3.50%, 04/01/46	2,215	2,078,668
3.50%, 05/01/46	13,360	12,635,250
3.50%, 06/01/46	2,549	2,398,055
3.50%, 07/01/46	21,530	20,380,191
3.50%, 08/01/46	6,918	6,524,154
3.50%, 09/01/46	5,448	5,103,438
3.50%, 10/01/46	7,880	7,443,815
3.50%, 11/01/46	10,813	10,214,200
3.50%, 12/01/46	47,382	44,937,578
3.50%, 01/01/47	24,823	23,505,675

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/47	$10,705	$10,099,520
3.50%, 04/01/47	9,888	9,334,359
3.50%, 05/01/47	11,282	10,670,628
3.50%, 06/01/47	3,574	3,382,119
3.50%, 07/01/47	49,248	46,376,718
3.50%, 08/01/47	11,666	10,990,519
3.50%, 09/01/47	2,880	2,707,657
3.50%, 10/01/47	9,519	8,993,765
3.50%, 11/01/47	7,726	7,321,596
3.50%, 12/01/47	13,555	12,746,766
3.50%, 01/01/48	29,379	27,666,966
3.50%, 02/01/48	61,880	58,264,805
3.50%, 03/01/48	1,985	1,865,461
3.50%, 04/01/48	9,138	8,614,721
3.50%, 05/01/48	24,593	23,121,636
3.50%, 06/01/48	2,669	2,507,700
3.50%, 07/01/48	2,080	1,961,335
3.50%, 11/01/48	36,097	33,929,492
3.50%, 02/01/49	84	78,810
3.50%, 03/01/49	1,190	1,114,423
3.50%, 04/01/49	1,759	1,648,286
3.50%, 05/01/49	1,412	1,311,447
3.50%, 06/01/49	67,474	63,457,433
3.50%, 07/01/49	10,367	9,692,262
3.50%, 09/01/49	14,727	13,769,599
3.50%, 04/01/50	37,805	35,505,552
3.50%, 05/01/50	14,874	13,910,096
3.50%, 06/01/50	4,291	4,012,757
3.50%, 07/01/50	19,086	17,781,989
3.50%, 02/01/51	24,140	22,578,944
3.50%, 05/01/51	5,936	5,553,425
3.50%, 07/01/51	3,200	2,973,432
3.50%, 09/01/51	1,125	1,052,313
3.50%, 10/01/51	9,169	8,620,534
3.50%, 01/01/52	3,375	3,155,154
3.50%, 04/01/52	147,756	138,126,517
3.50%, 05/01/52	132,066	122,755,921
3.50%, 06/01/52	60,715	56,642,560
3.50%, 07/01/52	36,631	34,179,638
3.50%, 08/01/52	3,783	3,531,562
3.50%, 09/01/52	63,599	58,906,529
3.50%, 04/01/53	7,901	7,385,034
3.50%, 05/01/53	47,653	44,194,201
3.50%, 12/11/55(h)	174,436	161,326,393
4.00%, 03/01/26	3	3,281
4.00%, 06/01/26	26	25,422
4.00%, 09/01/26	10	9,597
4.00%, 12/01/30	578	576,858
4.00%, 01/01/31	205	205,116
4.00%, 02/01/31	149	148,904
4.00%, 10/01/31	691	689,980
4.00%, 02/01/32	935	933,498
4.00%, 07/01/32	269	267,898
4.00%, 05/01/33	2,743	2,738,033
4.00%, 06/01/33	475	474,572
4.00%, 07/01/33	836	834,511
4.00%, 12/01/33	195	194,370
4.00%, 07/01/37	3,630	3,596,535
4.00%, 08/01/37	3,733	3,698,402
4.00%, 09/01/37	4,976	4,930,258
4.00%, 11/01/37	7,221	7,155,608
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/38	$3,755	$3,720,646
4.00%, 04/01/38	3,162	3,123,475
4.00%, 05/01/38	5,930	5,857,788
4.00%, 06/01/38	5,048	4,989,717
4.00%, 07/01/38	12,162	12,014,081
4.00%, 11/01/38	1,987	1,962,509
4.00%, 11/01/39	45,597	45,000,005
4.00%, 12/01/39	77,271	76,258,829
4.00%, 12/15/39(h)	70,240	69,283,261
4.00%, 02/01/40	926	913,825
4.00%, 12/01/40	16	16,034
4.00%, 12/01/41	870	857,206
4.00%, 03/01/42	1,811	1,781,377
4.00%, 06/01/42	1,498	1,475,145
4.00%, 07/01/42	52	51,598
4.00%, 09/01/43	88	86,617
4.00%, 10/01/43	62	60,531
4.00%, 04/01/44	29	28,505
4.00%, 05/01/44	1,987	1,950,979
4.00%, 06/01/44	3,187	3,138,971
4.00%, 10/01/44	901	883,684
4.00%, 12/01/44	7,045	6,909,155
4.00%, 01/01/45	9,708	9,521,556
4.00%, 02/01/45	29,589	29,056,099
4.00%, 03/01/45	4,690	4,580,569
4.00%, 05/01/45	8,538	8,359,861
4.00%, 06/01/45	4,669	4,580,307
4.00%, 07/01/45	390	380,364
4.00%, 08/01/45	326	317,443
4.00%, 09/01/45	680	664,726
4.00%, 11/01/45	106	102,841
4.00%, 12/01/45	692	675,763
4.00%, 01/01/46	609	593,767
4.00%, 02/01/46	1,096	1,064,588
4.00%, 03/01/46	1,380	1,341,363
4.00%, 04/01/46	1,842	1,788,383
4.00%, 05/01/46	2,404	2,334,725
4.00%, 06/01/46	14,564	14,295,510
4.00%, 07/01/46	17,316	16,866,517
4.00%, 08/01/46	3,113	3,025,965
4.00%, 09/01/46	126	122,772
4.00%, 10/01/46	3,295	3,219,719
4.00%, 11/01/46	1,035	1,014,752
4.00%, 02/01/47	2,254	2,195,329
4.00%, 03/01/47	1,831	1,775,045
4.00%, 04/01/47	4,987	4,844,944
4.00%, 05/01/47	4,637	4,512,039
4.00%, 06/01/47	9,052	8,815,513
4.00%, 07/01/47	14,168	13,753,157
4.00%, 08/01/47	11,805	11,465,541
4.00%, 09/01/47	12,387	12,017,018
4.00%, 10/01/47	10,677	10,421,029
4.00%, 11/01/47	5,492	5,317,105
4.00%, 12/01/47	8,356	8,092,751
4.00%, 01/01/48	1,690	1,637,203
4.00%, 02/01/48	17,764	17,197,574
4.00%, 04/01/48	18,533	17,909,899
4.00%, 05/01/48	1,493	1,442,283
4.00%, 07/01/48	2,306	2,228,124
4.00%, 09/01/48	9,105	8,798,063
4.00%, 10/01/48	6,593	6,388,844

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/48	$19,574	$18,914,101
4.00%, 01/01/49	2,481	2,410,116
4.00%, 02/01/49	2,724	2,632,956
4.00%, 03/01/49	31,423	30,363,399
4.00%, 04/01/49	8,891	8,634,554
4.00%, 05/01/49	6,858	6,661,505
4.00%, 06/01/49	26,768	25,950,957
4.00%, 07/01/49	47,259	45,730,332
4.00%, 08/01/49	600	584,752
4.00%, 10/01/49	1,508	1,454,837
4.00%, 11/01/49	35,847	34,437,880
4.00%, 12/01/49	2,890	2,787,753
4.00%, 01/01/50	16,298	15,748,149
4.00%, 02/01/50	476	459,112
4.00%, 05/01/50	8,377	8,080,865
4.00%, 11/01/50	3,567	3,441,396
4.00%, 03/01/51	6,602	6,368,748
4.00%, 05/01/51	16,887	16,317,607
4.00%, 08/01/51	1,146	1,105,945
4.00%, 10/01/51	3,229	3,115,359
4.00%, 11/01/51	7,869	7,591,004
4.00%, 04/01/52	13,929	13,339,698
4.00%, 05/01/52	32,882	31,549,221
4.00%, 06/01/52	41,706	39,948,668
4.00%, 07/01/52	117,504	112,673,064
4.00%, 08/01/52	174,524	167,107,784
4.00%, 09/01/52	18,498	17,702,737
4.00%, 10/01/52	27,263	26,257,516
4.00%, 11/01/52	3,746	3,589,581
4.00%, 12/01/52	50,844	48,660,824
4.00%, 02/01/53	25,690	24,792,016
4.00%, 03/01/53	4,833	4,622,058
4.00%, 04/01/53	3,677	3,532,047
4.00%, 07/01/53	5,737	5,479,316
4.00%, 12/11/55(h)	168,890	160,839,975
4.50%, 08/01/31	619	624,523
4.50%, 08/01/34	219	220,443
4.50%, 12/15/39(h)	4,200	4,201,512
4.50%, 09/01/40	2,168	2,183,892
4.50%, 12/01/40	1,155	1,162,976
4.50%, 01/01/41	2,408	2,425,707
4.50%, 05/01/41	1,483	1,493,464
4.50%, 06/01/41	8,257	8,344,688
4.50%, 08/01/41	3,373	3,391,642
4.50%, 09/01/41	1,060	1,067,475
4.50%, 01/01/42	1,109	1,115,192
4.50%, 09/01/42	1,040	1,045,598
4.50%, 08/01/43	1,876	1,882,426
4.50%, 12/01/43	59	59,910
4.50%, 03/01/44	11	10,707
4.50%, 04/01/44	3,077	3,081,818
4.50%, 06/01/44	573	576,470
4.50%, 12/01/44	219	219,633
4.50%, 02/01/45	1,189	1,194,330
4.50%, 08/01/45	1,688	1,694,072
4.50%, 10/01/45	290	291,155
4.50%, 11/01/45	173	173,580
4.50%, 12/01/45	541	542,565
4.50%, 01/01/46	69	69,141
4.50%, 02/01/46	5,969	6,012,049
4.50%, 03/01/46	1,012	1,018,621
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/01/46	$214	$213,547
4.50%, 05/01/46	68	68,544
4.50%, 06/01/46	4	3,626
4.50%, 07/01/46	26	25,540
4.50%, 08/01/46	1,565	1,565,086
4.50%, 09/01/46	605	605,304
4.50%, 10/01/46	718	716,195
4.50%, 01/01/47	278	277,752
4.50%, 02/01/47	120	119,979
4.50%, 03/01/47	1,402	1,397,446
4.50%, 04/01/47	4,170	4,157,951
4.50%, 06/01/47	2,342	2,333,717
4.50%, 07/01/47	14	13,700
4.50%, 08/01/47	185	184,479
4.50%, 10/01/47	5,529	5,515,106
4.50%, 01/01/48	7,728	7,700,885
4.50%, 02/01/48	801	799,145
4.50%, 03/01/48	4,220	4,206,622
4.50%, 04/01/48	1,971	1,961,218
4.50%, 05/01/48	4,404	4,389,113
4.50%, 06/01/48	2,673	2,662,920
4.50%, 07/01/48	1,746	1,737,399
4.50%, 08/01/48	7,653	7,614,704
4.50%, 09/01/48	219	217,024
4.50%, 10/01/48	9,276	9,228,115
4.50%, 11/01/48	3,688	3,669,367
4.50%, 12/01/48	14,058	13,988,718
4.50%, 01/01/49	4,522	4,498,876
4.50%, 02/01/49	8,775	8,731,239
4.50%, 03/01/49	529	527,717
4.50%, 04/01/49	10,078	10,028,566
4.50%, 05/01/49	8,321	8,272,671
4.50%, 07/01/49	767	760,997
4.50%, 08/01/49	139	137,793
4.50%, 05/01/50	2,201	2,189,240
4.50%, 09/01/50	29,882	29,728,922
4.50%, 05/01/52	7,955	7,909,064
4.50%, 06/01/52	68,007	67,070,052
4.50%, 07/01/52	6,234	6,144,551
4.50%, 08/01/52	24,110	23,859,969
4.50%, 09/01/52	60,576	59,777,809
4.50%, 10/01/52	86,948	85,890,292
4.50%, 11/01/52	35,476	34,912,142
4.50%, 12/01/52	143,785	142,061,730
4.50%, 02/01/53	23,446	23,067,317
4.50%, 04/01/53	26,033	25,671,380
4.50%, 05/01/53	9,739	9,576,963
4.50%, 07/01/53	4,804	4,740,841
4.50%, 08/01/53	20,910	20,622,278
4.50%, 11/01/53	21,692	21,310,730
4.50%, 03/01/54	3,654	3,589,611
4.50%, 04/01/54	30,977	30,327,637
4.50%, 11/01/54	38,640	37,829,882
4.50%, 12/01/54	33,515	32,861,440
4.50%, 12/11/55(h)	101,495	99,348,348
5.00%, 09/01/33	57	58,077
5.00%, 11/01/33	1,642	1,679,648
5.00%, 06/01/35	86	87,683
5.00%, 10/01/35	36	36,737
5.00%, 12/01/36	25	25,786
5.00%, 05/01/39	17	17,492

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/39	$340	$347,574
5.00%, 12/01/39	60	61,896
5.00%, 12/15/39(h)	975	986,759
5.00%, 01/01/40	1	1,416
5.00%, 03/01/40	985	1,011,786
5.00%, 04/01/40	158	162,409
5.00%, 05/01/40	10	10,461
5.00%, 06/01/40	77	78,932
5.00%, 07/01/40	693	711,206
5.00%, 08/01/40	827	849,588
5.00%, 09/01/40	7	6,829
5.00%, 10/01/40	30	30,982
5.00%, 04/01/41	419	430,516
5.00%, 05/01/41	1,677	1,723,233
5.00%, 06/01/41	438	450,507
5.00%, 08/01/41	855	881,073
5.00%, 10/01/41	2,080	2,136,042
5.00%, 01/01/42	10,637	10,925,874
5.00%, 05/01/42	4,021	4,129,904
5.00%, 09/01/47	313	317,862
5.00%, 02/01/48	1,482	1,506,605
5.00%, 03/01/48	1,231	1,251,357
5.00%, 04/01/48	1,624	1,650,057
5.00%, 05/01/48	1,419	1,443,284
5.00%, 07/01/48	1,816	1,847,522
5.00%, 09/01/48	1,204	1,223,223
5.00%, 01/01/49	99	100,518
5.00%, 04/01/49	5,410	5,504,958
5.00%, 05/01/49	20	20,302
5.00%, 06/01/49	195	197,758
5.00%, 09/01/49	56	56,867
5.00%, 10/01/49	172	174,556
5.00%, 07/01/50	3,213	3,266,787
5.00%, 08/01/52	12,211	12,345,040
5.00%, 09/01/52	21,440	21,652,921
5.00%, 10/01/52	26,553	26,788,200
5.00%, 11/01/52	36,544	36,851,196
5.00%, 12/01/52	46,389	46,679,682
5.00%, 01/01/53	40,242	40,559,974
5.00%, 02/01/53	64,278	64,466,554
5.00%, 03/01/53	46,513	46,816,106
5.00%, 04/01/53	86,097	86,344,376
5.00%, 05/01/53	66,436	66,640,045
5.00%, 06/01/53	133,016	133,857,951
5.00%, 07/01/53	53,730	54,075,695
5.00%, 08/01/53	39,001	39,135,286
5.00%, 09/01/53	21,565	21,602,593
5.00%, 11/01/53	11,287	11,306,915
5.00%, 12/01/53	13,835	13,847,815
5.00%, 01/01/54	6,014	6,017,351
5.00%, 02/01/54	46,071	46,098,638
5.00%, 04/01/54	16,441	16,576,225
5.00%, 06/01/54	16,879	16,913,387
5.00%, 10/01/54	80,534	80,496,742
5.00%, 11/01/54	76,352	76,389,370
5.00%, 12/01/54	48,958	49,233,516
5.00%, 01/01/55	103,872	104,080,923
5.00%, 02/01/55	9,691	9,714,907
5.00%, 12/11/55(h)	226,320	225,839,397
5.50%, 05/01/33	599	619,385
5.50%, 11/01/33	1,263	1,306,126
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/34	$1,960	$2,038,531
5.50%, 09/01/36	131	135,723
5.50%, 03/01/38	129	134,388
5.50%, 06/01/38	3,517	3,672,654
5.50%, 11/01/38	270	281,757
5.50%, 07/01/40	841	877,984
5.50%, 09/01/41	20,329	21,036,735
5.50%, 01/01/47	1,676	1,746,430
5.50%, 12/01/48	157	162,848
5.50%, 09/01/52	10,617	10,955,929
5.50%, 11/01/52	20,346	20,835,803
5.50%, 12/01/52	50,658	52,081,094
5.50%, 01/01/53	88,107	90,558,024
5.50%, 02/01/53	86,539	88,330,474
5.50%, 03/01/53	67,145	68,917,139
5.50%, 04/01/53	89,905	91,678,520
5.50%, 05/01/53	134,333	136,678,846
5.50%, 06/01/53	32,801	33,598,155
5.50%, 07/01/53	39,859	40,874,084
5.50%, 08/01/53	35,237	35,813,271
5.50%, 09/01/53	79,269	80,449,901
5.50%, 10/01/53	42,782	43,463,602
5.50%, 11/01/53	32,261	32,994,075
5.50%, 12/01/53	5,791	5,909,053
5.50%, 02/01/54	82,756	84,031,598
5.50%, 03/01/54	76,891	78,258,191
5.50%, 04/01/54	70,897	71,998,607
5.50%, 05/01/54	50,228	51,119,629
5.50%, 06/01/54	45,931	46,612,199
5.50%, 07/01/54	12,540	12,871,536
5.50%, 08/01/54	59,064	60,226,447
5.50%, 09/01/54	7,037	7,243,245
5.50%, 10/01/54	78,848	79,894,351
5.50%, 11/01/54	97,807	100,237,572
5.50%, 12/15/54(h)	401,880	406,946,111
5.50%, 01/01/55	50,812	51,462,435
5.50%, 03/01/55	10,657	10,870,870
6.00%, 03/01/34	1,020	1,064,708
6.00%, 05/01/34	78	82,151
6.00%, 08/01/34	177	185,453
6.00%, 11/01/34	58	60,309
6.00%, 09/01/36	269	284,208
6.00%, 08/01/37	684	724,960
6.00%, 03/01/38	231	245,017
6.00%, 05/01/38	105	111,494
6.00%, 09/01/38	87	92,216
6.00%, 06/01/39	1,515	1,586,999
6.00%, 10/01/39	110	116,222
6.00%, 07/01/41	871	920,466
6.00%, 02/01/49	4,313	4,556,990
6.00%, 11/01/52	2,576	2,664,901
6.00%, 12/01/52	1,883	1,935,224
6.00%, 01/01/53	10,288	10,809,408
6.00%, 02/01/53	63,483	65,214,940
6.00%, 04/01/53	2,258	2,370,728
6.00%, 05/01/53	2,910	3,032,616
6.00%, 06/01/53	13,158	13,621,393
6.00%, 07/01/53	82,117	84,848,623
6.00%, 08/01/53	172,703	179,076,918
6.00%, 09/01/53	76,962	79,471,621
6.00%, 10/01/53	18,375	18,879,854

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/53	$84,396	$86,902,500
6.00%, 12/01/53	12,768	13,203,496
6.00%, 01/01/54	5,962	6,110,543
6.00%, 02/01/54	24,144	24,815,641
6.00%, 03/01/54	18,975	19,579,495
6.00%, 04/01/54	45,900	47,384,258
6.00%, 06/01/54	19,396	19,924,082
6.00%, 07/01/54	21,355	22,044,258
6.00%, 08/01/54	112,797	116,303,884
6.00%, 09/01/54	33,788	34,722,187
6.00%, 10/01/54	120,934	124,163,535
6.00%, 11/01/54	17,403	17,865,074
6.00%, 12/15/54(h)	334,755	342,738,622
6.00%, 01/01/55	16,637	17,141,504
6.00%, 02/01/55	38,921	39,990,699
6.00%, 03/01/55	7,572	7,797,150
6.00%, 04/01/55	7,112	7,365,632
6.00%, 05/01/55	5,173	5,342,118
6.50%, 08/01/36	18	18,821
6.50%, 09/01/36	121	129,872
6.50%, 10/01/36	17	18,149
6.50%, 12/01/36	30	31,885
6.50%, 07/01/37	30	31,925
6.50%, 08/01/37	1,416	1,519,964
6.50%, 10/01/37	52	55,242
6.50%, 11/01/37	9	9,285
6.50%, 12/01/37	374	398,419
6.50%, 06/01/38	14	14,978
6.50%, 10/01/39	371	398,973
6.50%, 05/01/40	12	12,805
6.50%, 07/01/53	6,005	6,307,843
6.50%, 09/01/53	29,069	30,335,320
6.50%, 10/01/53	63,858	66,915,476
6.50%, 11/01/53	81,311	84,572,304
6.50%, 12/01/53	156,973	164,597,543
6.50%, 01/01/54	72,766	76,234,719
6.50%, 02/01/54	36,746	38,683,556
6.50%, 03/01/54	31,351	32,672,173
6.50%, 04/01/54	15,900	16,615,195
6.50%, 05/01/54	4,502	4,681,109
6.50%, 06/01/54	20,167	21,120,315
6.50%, 07/01/54	16,093	16,880,372
6.50%, 08/01/54	41,432	43,170,486
6.50%, 09/01/54	6,258	6,552,632
6.50%, 12/15/54(h)	40,075	41,513,909
6.50%, 01/01/55	18,521	19,311,190
6.50%, 02/01/55	30,842	32,332,414
6.50%, 04/01/55	12,347	12,847,341
7.00%, 04/01/37	442	482,686
		32,998,529,891
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
1.25%, 12/21/26	180	175,612
2.13%, 12/14/29	70	66,045
3.25%, 11/16/28	25,470	25,323,128
4.25%, 12/10/27	75	76,048
5.50%, 07/15/36	7,900	8,745,070
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	83,777,631
6.75%, 03/15/31	21,820	25,018,279
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
0.88%, 08/05/30	$17,530	$15,495,113
5.63%, 07/15/37	795	890,014
6.25%, 05/15/29	580	630,595
6.63%, 11/15/30	8,180	9,279,054
7.13%, 01/15/30	10,000	11,335,606
7.25%, 05/15/30	17,396	19,996,018
Tennessee Valley Authority
1.50%, 09/15/31	1,000	881,311
3.50%, 12/15/42	525	445,760
4.63%, 09/15/60	1,000	908,318
4.88%, 05/15/35	4,000	4,184,568
4.88%, 01/15/48	8,035	7,878,347
5.25%, 09/15/39	458	493,089
5.25%, 02/01/55(b)	1,600	1,625,102
5.50%, 06/15/38	10,000	11,020,914
5.88%, 04/01/36	95	107,740
6.15%, 01/15/38	3,553	4,155,681
7.13%, 05/01/30	3,556	4,051,655
Series B, 4.70%, 07/15/33	1,500	1,561,760
		238,122,458
U.S. Government Obligations — 45.4%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,701	113,631,786
0.38%, 09/30/27	105,000	99,196,289
0.50%, 04/30/27	114,800	109,988,266
0.50%, 05/31/27	108,400	103,610,922
0.50%, 06/30/27	136,901	130,563,981
0.50%, 08/31/27	155,022	147,126,041
0.50%, 10/31/27	202,200	191,007,915
0.63%, 03/31/27	81,600	78,501,750
0.63%, 11/30/27	197,000	186,141,914
0.63%, 12/31/27	187,400	176,668,423
0.63%, 05/15/30	292,641	257,272,593
0.63%, 08/15/30	396,000	345,448,125
0.75%, 01/31/28	345,795	326,181,940
0.88%, 11/15/30	306,732	269,037,514
1.00%, 07/31/28	265,704	248,972,951
1.13%, 02/28/27	40,300	39,097,297
1.13%, 02/29/28	191,591	181,876,739
1.13%, 08/31/28	273,600	256,756,500
1.13%, 02/15/31	298,353	263,739,392
1.13%, 05/15/40	169,599	109,709,353
1.13%, 08/15/40	133,050	85,152,000
1.25%, 11/30/26	214,900	209,880,071
1.25%, 12/31/26	191,230	186,434,311
1.25%, 03/31/28	225,000	213,837,892
1.25%, 04/30/28	245,585	232,941,211
1.25%, 05/31/28	269,485	255,147,557
1.25%, 06/30/28	274,615	259,532,631
1.25%, 09/30/28	327,539	307,886,660
1.25%, 08/15/31	468,900	410,617,198
1.25%, 05/15/50	186,752	92,646,500
1.38%, 10/31/28	241,616	227,515,442
1.38%, 12/31/28	196,730	184,664,919
1.38%, 11/15/31	611,337	535,731,810
1.38%, 11/15/40	284,800	188,457,500
1.38%, 08/15/50	156,410	79,671,344
1.50%, 01/31/27	325,280	317,478,364
1.50%, 11/30/28	284,200	268,169,344
1.50%, 02/15/30	83,185	76,549,697

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 11/30/26	$81,200	$79,601,375
1.63%, 08/15/29	54,000	50,502,657
1.63%, 05/15/31	390,910	352,032,781
1.63%, 11/15/50	296,292	160,970,105
1.75%, 12/31/26	91,870	90,043,366
1.75%, 01/31/29	214,451	203,209,078
1.75%, 11/15/29	125,000	116,914,063
1.75%, 08/15/41	398,832	274,321,635
1.88%, 02/28/27	178,100	174,405,816
1.88%, 02/28/29	259,200	246,240,000
1.88%, 02/15/32	447,773	402,051,181
1.88%, 02/15/41	275,946	196,611,525
1.88%, 02/15/51	469,167	271,237,288
1.88%, 11/15/51	366,985	210,041,571
2.00%, 11/15/26	41,000	40,360,976
2.00%, 11/15/41	281,780	200,592,138
2.00%, 02/15/50	203,854	123,331,549
2.00%, 08/15/51	429,990	254,970,396
2.25%, 02/15/27	161,206	158,661,869
2.25%, 08/15/27	146,750	143,648,760
2.25%, 11/15/27	153,750	150,104,443
2.25%, 05/15/41	297,635	223,319,261
2.25%, 08/15/46	118,960	80,335,175
2.25%, 08/15/49	107,706	69,537,363
2.25%, 02/15/52	277,484	174,077,853
2.38%, 05/15/27	210,870	207,360,992
2.38%, 03/31/29	244,200	235,462,219
2.38%, 05/15/29	191,600	184,489,845
2.38%, 02/15/42	175,229	131,503,889
2.38%, 11/15/49	241,840	159,992,275
2.38%, 05/15/51	326,124	212,337,298
2.50%, 03/31/27	125,200	123,449,157
2.50%, 02/15/45	50,824	36,839,459
2.50%, 02/15/46	144,767	103,350,066
2.50%, 05/15/46	123,517	87,890,065
2.63%, 05/31/27	197,927	195,267,356
2.63%, 02/15/29	211,491	205,823,703
2.63%, 07/31/29	278,779	270,110,715
2.75%, 04/30/27	203,035	200,758,787
2.75%, 07/31/27	209,364	206,697,881
2.75%, 02/15/28	222,702	219,204,884
2.75%, 05/31/29	285,900	278,663,156
2.75%, 08/15/32	407,350	382,845,352
2.75%, 08/15/42	92,186	72,625,283
2.75%, 11/15/42	128,580	100,875,028
2.75%, 08/15/47	219,000	160,622,813
2.75%, 11/15/47	158,550	115,939,688
2.88%, 05/15/28	252,994	249,337,447
2.88%, 08/15/28	219,930	216,459,230
2.88%, 04/30/29	201,320	197,136,319
2.88%, 05/15/32	489,500	465,177,969
2.88%, 05/15/43	121,184	95,962,580
2.88%, 08/15/45	119,644	91,920,242
2.88%, 11/15/46	54,000	40,921,875
2.88%, 05/15/49	42,000	30,975,000
2.88%, 05/15/52	262,153	189,118,813
3.00%, 05/15/42	53,150	43,607,914
3.00%, 11/15/44	99,727	78,893,406
3.00%, 05/15/45	27,414	21,588,525
3.00%, 11/15/45	65,100	50,950,922
3.00%, 02/15/47	116,190	89,738,620
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 05/15/47	$152,118	$117,202,165
3.00%, 02/15/48	154,550	118,085,859
3.00%, 08/15/48	161,252	122,576,412
3.00%, 02/15/49	33,660	25,476,110
3.00%, 08/15/52	233,522	172,660,329
3.13%, 08/31/27	239,200	237,546,157
3.13%, 11/15/28	207,515	205,358,790
3.13%, 08/31/29	208,900	205,848,103
3.13%, 11/15/41	53,901	45,386,326
3.13%, 02/15/42	71,800	60,211,031
3.13%, 02/15/43	76,200	62,865,000
3.13%, 08/15/44	60,519	48,982,566
3.13%, 05/15/48	150,667	117,496,874
3.25%, 06/30/27	293,918	292,597,664
3.25%, 06/30/29	316,525	313,483,394
3.25%, 05/15/42	155,200	131,944,250
3.38%, 09/15/27	326,860	326,030,083
3.38%, 09/15/28	177,125	176,599,160
3.38%, 05/15/33	485,819	471,699,885
3.38%, 08/15/42	135,492	116,777,168
3.38%, 05/15/44	84,200	71,004,281
3.38%, 11/15/48	249,432	202,507,930
3.50%, 09/30/27	281,726	281,637,961
3.50%, 10/31/27	77,878	77,859,748
3.50%, 01/31/28	234,655	234,655,000
3.50%, 04/30/28	184,772	184,815,307
3.50%, 10/15/28	169,413	169,452,707
3.50%, 11/15/28	108,997	109,031,062
3.50%, 09/30/29	271,844	271,398,007
3.50%, 01/31/30	278,767	278,070,082
3.50%, 04/30/30	202,861	202,195,362
3.50%, 02/15/33	501,612	491,971,644
3.50%, 02/15/39	24,000	22,192,500
3.63%, 08/31/27	227,212	227,584,771
3.63%, 03/31/28	196,026	196,638,581
3.63%, 05/31/28	192,612	193,244,008
3.63%, 08/15/28	165,587	166,182,078
3.63%, 08/31/29	268,674	269,429,646
3.63%, 03/31/30	198,200	198,587,110
3.63%, 08/31/30	456,298	456,868,372
3.63%, 09/30/30	442,432	442,950,477
3.63%, 10/31/30(b)	392,535	392,964,335
3.63%, 09/30/31	155,183	154,698,053
3.63%, 08/15/43	73,600	64,848,500
3.63%, 02/15/44	83,950	73,600,539
3.63%, 02/15/53	252,636	210,951,227
3.63%, 05/15/53	268,228	223,718,916
3.75%, 04/30/27	212,293	212,807,148
3.75%, 06/30/27	326,913	327,947,372
3.75%, 08/15/27	326,609	327,769,994
3.75%, 04/15/28	246,207	247,630,384
3.75%, 05/15/28	329,879	331,914,974
3.75%, 12/31/28	238,623	240,394,031
3.75%, 05/31/30	184,698	185,953,370
3.75%, 06/30/30	184,750	186,020,156
3.75%, 12/31/30	188,697	189,817,388
3.75%, 08/31/31	201,394	202,133,495
3.75%, 10/31/32	217,276	216,834,658
3.75%, 08/15/41	52,000	47,693,750
3.75%, 11/15/43	36,600	32,739,844
3.88%, 03/31/27	93,854	94,202,287

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 05/31/27	$333,077	$334,612,278
3.88%, 07/31/27	229,155	230,381,337
3.88%, 10/15/27	332,999	335,132,275
3.88%, 11/30/27	162,801	163,952,054
3.88%, 12/31/27	162,637	163,856,778
3.88%, 03/15/28	275,882	278,252,861
3.88%, 06/15/28	156,362	157,852,325
3.88%, 07/15/28	167,864	169,477,069
3.88%, 09/30/29	280,787	284,033,600
3.88%, 11/30/29	192,418	194,672,898
3.88%, 12/31/29	274,278	277,535,051
3.88%, 04/30/30	292,824	296,415,671
3.88%, 06/30/30	398,270	403,092,803
3.88%, 07/31/30	335,718	339,809,563
3.88%, 08/31/32	241,457	242,966,106
3.88%, 09/30/32	128,962	129,727,712
3.88%, 08/15/33	489,475	490,545,727
3.88%, 08/15/34	569,018	566,884,182
3.88%, 08/15/40	50,516	47,508,719
3.88%, 02/15/43	184,663	169,543,717
3.88%, 05/15/43	185,341	169,789,732
4.00%, 01/15/27	250,423	251,489,254
4.00%, 12/15/27	298,611	301,550,452
4.00%, 02/29/28	232,563	235,088,490
4.00%, 06/30/28	200,945	203,488,210
4.00%, 01/31/29	231,306	234,649,096
4.00%, 07/31/29	288,990	293,528,048
4.00%, 10/31/29	278,535	283,061,194
4.00%, 02/28/30	559,636	569,079,857
4.00%, 03/31/30	304,708	309,873,754
4.00%, 05/31/30	409,084	416,211,012
4.00%, 07/31/30	181,844	185,012,064
4.00%, 01/31/31	187,728	190,983,908
4.00%, 04/30/32	160,198	162,588,455
4.00%, 06/30/32	150,000	152,156,250
4.00%, 07/31/32	230,778	233,987,257
4.00%, 02/15/34	576,750	581,526,211
4.00%, 11/15/35	311,876	311,486,155
4.00%, 11/15/42	166,665	155,779,692
4.00%, 11/15/52	234,889	209,711,835
4.13%, 01/31/27	351,903	353,951,185
4.13%, 02/15/27	277,031	278,751,623
4.13%, 02/28/27	382,991	385,414,617
4.13%, 09/30/27	267,000	269,826,446
4.13%, 10/31/27	169,710	171,625,866
4.13%, 11/15/27	289,676	293,014,064
4.13%, 07/31/28	192,105	195,181,683
4.13%, 03/31/29	264,770	269,775,808
4.13%, 10/31/29	298,820	305,006,509
4.13%, 11/30/29	302,584	308,942,993
4.13%, 08/31/30	177,479	181,500,009
4.13%, 03/31/31	181,787	186,033,432
4.13%, 07/31/31	180,913	185,096,613
4.13%, 10/31/31	152,228	155,676,916
4.13%, 11/30/31	146,902	150,230,248
4.13%, 02/29/32	153,207	156,594,312
4.13%, 03/31/32	154,122	157,505,460
4.13%, 05/31/32	157,681	161,105,634
4.13%, 11/15/32	393,696	401,877,495
4.13%, 08/15/44	205,370	192,630,642
4.13%, 08/15/53	295,417	269,614,171
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 11/30/26	$222,304	$223,589,195
4.25%, 12/31/26	183,865	185,050,067
4.25%, 03/15/27	298,724	301,186,140
4.25%, 01/15/28	291,530	295,948,502
4.25%, 02/15/28	330,198	335,434,736
4.25%, 02/28/29	397,755	406,642,338
4.25%, 06/30/29	310,552	318,024,657
4.25%, 01/31/30	321,958	330,409,397
4.25%, 02/28/31	191,977	197,601,327
4.25%, 06/30/31	203,146	209,129,286
4.25%, 11/15/34	563,288	576,138,007
4.25%, 05/15/35	541,041	552,453,584
4.25%, 08/15/35	484,162	493,845,240
4.25%, 05/15/39	37,340	37,124,128
4.25%, 11/15/40	28,889	28,302,192
4.25%, 02/15/54	337,122	314,260,914
4.25%, 08/15/54	335,141	312,361,885
4.38%, 12/15/26	249,112	250,960,879
4.38%, 07/15/27	350,738	355,314,037
4.38%, 08/31/28	199,192	203,736,068
4.38%, 11/30/28	238,527	244,415,635
4.38%, 12/31/29	271,409	279,742,106
4.38%, 11/30/30	171,290	177,191,477
4.38%, 01/31/32	160,915	166,697,883
4.38%, 05/15/34	574,618	594,370,494
4.38%, 02/15/38	32,000	32,700,000
4.38%, 11/15/39	50,933	50,996,666
4.38%, 05/15/40	32,403	32,321,993
4.38%, 05/15/41	15,949	15,796,986
4.38%, 08/15/43	209,492	204,320,166
4.50%, 04/15/27	299,493	303,154,769
4.50%, 05/15/27	299,889	303,871,901
4.50%, 05/31/29	268,734	277,299,896
4.50%, 12/31/31	308,221	321,392,633
4.50%, 11/15/33	546,868	570,878,923
4.50%, 02/15/36	27,685	28,917,848
4.50%, 05/15/38	47,000	48,512,813
4.50%, 08/15/39	50,707	51,562,681
4.50%, 02/15/44	209,249	206,829,558
4.50%, 11/15/54	286,505	278,536,580
4.63%, 06/15/27	288,111	292,714,023
4.63%, 09/30/28	197,522	203,524,818
4.63%, 04/30/29	287,750	297,888,693
4.63%, 09/30/30	182,484	190,667,267
4.63%, 04/30/31	199,727	209,276,447
4.63%, 05/31/31	197,795	207,267,527
4.63%, 02/15/35	567,826	596,749,637
4.63%, 02/15/40	45,950	47,141,828
4.63%, 05/15/44	209,746	210,368,683
4.63%, 11/15/44	201,758	201,978,673
4.63%, 05/15/54	345,976	343,327,121
4.63%, 02/15/55	290,075	287,899,437
4.63%, 11/15/55	173,730	172,617,042
4.75%, 02/15/37	21,977	23,323,091
4.75%, 02/15/41	56,158	58,079,657
4.75%, 11/15/43	204,910	209,104,252
4.75%, 02/15/45	169,168	171,969,845
4.75%, 11/15/53	319,670	322,916,648
4.75%, 05/15/55	296,872	300,722,059
4.75%, 08/15/55	277,667	281,398,150
4.88%, 10/31/28	203,733	211,420,738

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$178,613	$188,729,753
4.88%, 08/15/45	111,601	115,175,720
5.00%, 05/15/37	53,658	58,135,089
5.00%, 05/15/45	148,200	155,494,324
5.25%, 11/15/28	29,377	30,728,801
5.25%, 02/15/29	60,090	63,249,420
5.50%, 08/15/28	77,000	80,837,969
6.13%, 08/15/29	14,600	15,852,406
6.25%, 05/15/30	5,000	5,537,109
6.63%, 02/15/27	28,800	29,799,000
		61,507,177,712
Total U.S. Government & Agency Obligations — 70.0% (Cost: $98,767,138,739)		94,743,830,061
Total Long-Term Investments — 98.6% (Cost: $139,012,652,850)		133,511,016,925
	Shares
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(i)(j)	4,041,800,049	4,043,820,949
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(i)(j)(k)	554,765,038	554,765,038
Total Short-Term Securities — 3.4% (Cost: $4,596,996,705)		4,598,585,987
Total Investments — 102.0% (Cost: $143,609,649,555)		138,109,602,912
Liabilities in Excess of Other Assets — (2.0)%		(2,726,219,001)
Net Assets — 100.0%		$135,383,383,911

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,816,842,038	$226,881,287 (a)	$—	$242,703	$(145,079)	$4,043,820,949	4,041,800,049	$103,734,360	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	469,507,208	85,257,830 (a)	—	—	—	554,765,038	554,765,038	2,259,804 (b)	—
				$242,703	$(145,079)	$4,598,585,987		$105,994,164	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$528,257,651	$—	$528,257,651
Collateralized Mortgage Obligations	—	1,367,488,078	—	1,367,488,078
Corporate Bonds & Notes	—	33,150,660,848	—	33,150,660,848
Foreign Government Obligations	—	3,139,619,568	—	3,139,619,568
Municipal Debt Obligations	—	581,160,719	—	581,160,719
U.S. Government & Agency Obligations	—	94,743,830,061	—	94,743,830,061
Short-Term Securities
Money Market Funds	4,598,585,987	—	—	4,598,585,987
	$4,598,585,987	$133,511,016,925	$—	$138,109,602,912

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate